Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 96.3%

U.S. Treasury Bills - 96.3%
0.01%, 6/3/21*	$22,792,000	$22,792,000
0.01%, 6/17/21*	34,185,000	34,185,038
0.00%, 7/15/21*	34,858,000	34,857,787
0.01%, 7/22/21*	8,980,000	8,980,032

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $100,814,754)		100,814,857

	Shares
EXCHANGE-TRADED FUND - 3.3%

United States - 3.3%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $3,515,683)	140,000	3,514,000

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $104,330,437)		104,328,857
Other Assets less Liabilities - 0.4%		404,648

NET ASSETS - 100.0%		$104,733,505

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2021 were as follows:

Affiliate	Value at 8/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2021	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$3,465,180	$2,210,856	$2,158,210	$(3,088)	$(738)	$3,514,000	$866	$822

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	6/3/2021	1,444,590	AUD	1,113,617	USD	$4,357	$—
Bank of America N.A.	6/3/2021	3,192,420	CAD	2,642,710	USD	2,199	—
Bank of America N.A.	6/3/2021	945,210	CHF	1,050,908	USD	696	—
Bank of America N.A.	6/3/2021	4,225,620	CNH	664,411	USD	—	(1,483)
Bank of America N.A.	6/3/2021	5,862,570	EUR	7,149,175	USD	20,000	—
Bank of America N.A.	6/3/2021	1,795,710	GBP	2,548,466	USD	2,700	—
Bank of America N.A.	6/3/2021	47,882,310	INR	660,970	USD	—	(1,742)
Bank of America N.A.	6/3/2021	347,251,170	JPY	3,161,531	USD	10,023	—
Bank of America N.A.	6/3/2021	828,469,950	KRW	742,823	USD	2,843	—
Bank of America N.A.	6/3/2021	43,836,450	MXN	2,200,526	USD	—	(614)
Bank of America N.A.	6/3/2021	810,633	USD	1,052,100	AUD	—	(3,592)
Bank of America N.A.	6/3/2021	1,053,168	USD	1,355,000	AUD	4,528	—
Bank of America N.A.	6/3/2021	1,894,863	USD	2,328,900	CAD	—	(34,623)
Bank of America N.A.	6/3/2021	2,479,348	USD	2,990,000	CAD	2,144	—
Bank of America N.A.	6/3/2021	757,134	USD	690,900	CHF	—	(11,534)
Bank of America N.A.	6/3/2021	980,309	USD	880,000	CHF	1,256	—
Bank of America N.A.	6/3/2021	475,800	USD	3,085,950	CNH	—	(8,333)
Bank of America N.A.	6/3/2021	612,097	USD	3,940,000	CNH	—	(6,022)
Bank of America N.A.	6/3/2021	5,142,284	USD	4,274,550	EUR	—	(84,946)
Bank of America N.A.	6/3/2021	6,701,684	USD	5,480,000	EUR	342	—
Bank of America N.A.	6/3/2021	1,805,534	USD	1,307,250	GBP	—	(51,677)
Bank of America N.A.	6/3/2021	2,390,759	USD	1,685,000	GBP	—	(3,122)
Bank of America N.A.	6/3/2021	468,937	USD	34,963,950	INR	—	(12,435)
Bank of America N.A.	6/3/2021	610,952	USD	44,685,000	INR	—	(4,257)
Bank of America N.A.	6/3/2021	2,323,531	USD	253,869,000	JPY	4,866	—
Bank of America N.A.	6/3/2021	2,966,781	USD	322,730,000	JPY	19,186	—
Bank of America N.A.	6/3/2021	541,450	USD	605,422,650	KRW	—	(3,461)
Bank of America N.A.	6/3/2021	683,026	USD	771,000,000	KRW	—	(10,914)
Bank of America N.A.	6/3/2021	1,572,370	USD	31,957,800	MXN	—	(31,417)
Bank of America N.A.	6/3/2021	2,062,023	USD	41,040,000	MXN	2,450	—
Bank of America N.A.	7/6/2021	26,714	USD	34,650	AUD	—	(105)
Bank of America N.A.	7/6/2021	1,101,770	USD	1,429,050	AUD	—	(4,346)
Bank of America N.A.	7/6/2021	2,568,338	USD	3,102,750	CAD	—	(2,172)
Bank of America N.A.	7/6/2021	62,579	USD	75,600	CAD	—	(53)
Bank of America N.A.	7/6/2021	1,025,838	USD	921,900	CHF	—	(707)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2021

Bank of America N.A.	7/6/2021	24,536	USD	22,050	CHF	—	(17)
Bank of America N.A.	7/6/2021	646,878	USD	4,123,350	CNH	1,322	—
Bank of America N.A.	7/6/2021	15,814	USD	100,800	CNH	32	—
Bank of America N.A.	7/6/2021	7,019,813	USD	5,752,950	EUR	—	(19,799)
Bank of America N.A.	7/6/2021	171,684	USD	140,700	EUR	—	(484)
Bank of America N.A.	7/6/2021	2,472,240	USD	1,741,950	GBP	—	(2,659)
Bank of America N.A.	7/6/2021	59,608	USD	42,000	GBP	—	(64)
Bank of America N.A.	7/6/2021	638,138	USD	46,480,350	INR	1,417	—
Bank of America N.A.	7/6/2021	15,554	USD	1,132,950	INR	35	—
Bank of America N.A.	7/6/2021	76,685	USD	8,421,000	JPY	—	(247)
Bank of America N.A.	7/6/2021	3,146,399	USD	345,516,150	JPY	—	(10,122)
Bank of America N.A.	7/6/2021	18,029	USD	20,106,450	KRW	—	(70)
Bank of America N.A.	7/6/2021	739,670	USD	824,916,750	KRW	—	(2,867)
Bank of America N.A.	7/6/2021	52,287	USD	1,045,800	MXN	2	—
Bank of America N.A.	7/6/2021	2,146,009	USD	42,922,950	MXN	89	—
Citibank N.A.	6/3/2021	671,000	AUD	520,461	USD	—	(1,172)
Citibank N.A.	6/3/2021	1,444,590	AUD	1,113,660	USD	4,314	—
Citibank N.A.	6/3/2021	1,483,000	CAD	1,231,625	USD	—	(2,965)
Citibank N.A.	6/3/2021	3,192,420	CAD	2,642,662	USD	2,247	—
Citibank N.A.	6/3/2021	439,000	CHF	489,764	USD	—	(1,350)
Citibank N.A.	6/3/2021	945,210	CHF	1,050,891	USD	713	—
Citibank N.A.	6/3/2021	1,963,000	CNH	306,156	USD	1,806	—
Citibank N.A.	6/3/2021	4,225,620	CNH	664,363	USD	—	(1,436)
Citibank N.A.	6/3/2021	2,723,000	EUR	3,327,778	USD	2,104	—
Citibank N.A.	6/3/2021	5,862,570	EUR	7,149,357	USD	19,819	—
Citibank N.A.	6/3/2021	834,000	GBP	1,180,961	USD	3,904	—
Citibank N.A.	6/3/2021	1,795,710	GBP	2,548,429	USD	2,738	—
Citibank N.A.	6/3/2021	22,244,000	INR	304,811	USD	1,437	—
Citibank N.A.	6/3/2021	47,882,310	INR	661,519	USD	—	(2,291)
Citibank N.A.	6/3/2021	161,318,000	JPY	1,483,404	USD	—	(10,036)
Citibank N.A.	6/3/2021	347,251,170	JPY	3,161,586	USD	9,969	—
Citibank N.A.	6/3/2021	384,870,000	KRW	342,624	USD	3,779	—
Citibank N.A.	6/3/2021	828,469,950	KRW	743,776	USD	1,890	—
Citibank N.A.	6/3/2021	20,365,000	MXN	1,024,911	USD	—	(2,903)
Citibank N.A.	6/3/2021	43,836,450	MXN	2,200,618	USD	—	(706)
Citibank N.A.	6/3/2021	810,589	USD	1,052,100	AUD	—	(3,635)
Citibank N.A.	6/3/2021	131,471	USD	170,000	AUD	—	(92)
Citibank N.A.	6/3/2021	1,894,809	USD	2,328,900	CAD	—	(34,677)
Citibank N.A.	6/3/2021	306,691	USD	370,000	CAD	147	—
Citibank N.A.	6/3/2021	757,095	USD	690,900	CHF	—	(11,573)
Citibank N.A.	6/3/2021	122,578	USD	110,000	CHF	197	—
Citibank N.A.	6/3/2021	475,801	USD	3,085,950	CNH	—	(8,332)
Citibank N.A.	6/3/2021	76,098	USD	490,000	CNH	—	(775)
Citibank N.A.	6/3/2021	5,142,044	USD	4,274,550	EUR	—	(85,186)
Citibank N.A.	6/3/2021	828,812	USD	680,000	EUR	—	(2,741)
Citibank N.A.	6/3/2021	1,805,473	USD	1,307,250	GBP	—	(51,738)
Citibank N.A.	6/3/2021	297,262	USD	210,000	GBP	—	(1,085)
Citibank N.A.	6/3/2021	469,276	USD	34,963,950	INR	—	(12,096)
Citibank N.A.	6/3/2021	114,304	USD	8,380,000	INR	—	(1,069)
Citibank N.A.	6/3/2021	342,913	USD	25,140,000	INR	—	(3,206)
Citibank N.A.	6/3/2021	76,038	USD	5,555,000	INR	—	(441)
Citibank N.A.	6/3/2021	2,323,323	USD	253,869,000	JPY	4,657	—
Citibank N.A.	6/3/2021	369,743	USD	40,265,000	JPY	1,990	—
Citibank N.A.	6/3/2021	541,465	USD	605,422,650	KRW	—	(3,447)
Citibank N.A.	6/3/2021	128,691	USD	145,000,000	KRW	—	(1,817)
Citibank N.A.	6/3/2021	386,073	USD	435,000,000	KRW	—	(5,450)
Citibank N.A.	6/3/2021	85,112	USD	96,000,000	KRW	—	(1,293)
Citibank N.A.	6/3/2021	1,572,440	USD	31,957,800	MXN	—	(31,347)
Citibank N.A.	6/3/2021	256,816	USD	5,130,000	MXN	—	(631)
Citibank N.A.	7/6/2021	26,715	USD	34,650	AUD	—	(105)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2021

Citibank N.A.	7/6/2021	1,101,795	USD	1,429,050	AUD	—	(4,322)
Citibank N.A.	7/6/2021	62,578	USD	75,600	CAD	—	(54)
Citibank N.A.	7/6/2021	2,568,306	USD	3,102,750	CAD	—	(2,204)
Citibank N.A.	7/6/2021	1,025,818	USD	921,900	CHF	—	(726)
Citibank N.A.	7/6/2021	24,536	USD	22,050	CHF	—	(17)
Citibank N.A.	7/6/2021	15,814	USD	100,800	CNH	33	—
Citibank N.A.	7/6/2021	646,896	USD	4,123,350	CNH	1,340	—
Citibank N.A.	7/6/2021	171,688	USD	140,700	EUR	—	(480)
Citibank N.A.	7/6/2021	7,019,991	USD	5,752,950	EUR	—	(19,621)
Citibank N.A.	7/6/2021	2,472,212	USD	1,741,950	GBP	—	(2,687)
Citibank N.A.	7/6/2021	59,607	USD	42,000	GBP	—	(65)
Citibank N.A.	7/6/2021	15,568	USD	1,132,950	INR	48	—
Citibank N.A.	7/6/2021	638,697	USD	46,480,350	INR	1,976	—
Citibank N.A.	7/6/2021	76,689	USD	8,421,000	JPY	—	(243)
Citibank N.A.	7/6/2021	3,146,560	USD	345,516,150	JPY	—	(9,961)
Citibank N.A.	7/6/2021	18,051	USD	20,106,450	KRW	—	(47)
Citibank N.A.	7/6/2021	740,606	USD	824,916,750	KRW	—	(1,931)
Citibank N.A.	7/6/2021	2,146,435	USD	42,922,950	MXN	516	—
Citibank N.A.	7/6/2021	52,297	USD	1,045,800	MXN	13	—
HSBC Holdings PLC	6/3/2021	1,444,590	AUD	1,113,513	USD	4,461	—
HSBC Holdings PLC	6/3/2021	3,192,420	CAD	2,642,957	USD	1,952	—
HSBC Holdings PLC	6/3/2021	945,210	CHF	1,050,883	USD	721	—
HSBC Holdings PLC	6/3/2021	4,225,620	CNH	664,337	USD	—	(1,409)
HSBC Holdings PLC	6/3/2021	5,862,570	EUR	7,149,732	USD	19,443	—
HSBC Holdings PLC	6/3/2021	1,795,710	GBP	2,547,953	USD	3,214	—
HSBC Holdings PLC	6/3/2021	47,882,310	INR	661,166	USD	—	(1,938)
HSBC Holdings PLC	6/3/2021	347,251,170	JPY	3,162,075	USD	9,479	—
HSBC Holdings PLC	6/3/2021	828,469,950	KRW	745,215	USD	451	—
HSBC Holdings PLC	6/3/2021	43,836,450	MXN	2,200,693	USD	—	(781)
HSBC Holdings PLC	6/3/2021	811,039	USD	1,052,100	AUD	—	(3,186)
HSBC Holdings PLC	6/3/2021	1,894,883	USD	2,328,900	CAD	—	(34,603)
HSBC Holdings PLC	6/3/2021	757,191	USD	690,900	CHF	—	(11,477)
HSBC Holdings PLC	6/3/2021	475,806	USD	3,085,950	CNH	—	(8,327)
HSBC Holdings PLC	6/3/2021	5,142,220	USD	4,274,550	EUR	—	(85,010)
HSBC Holdings PLC	6/3/2021	1,806,333	USD	1,307,250	GBP	—	(50,878)
HSBC Holdings PLC	6/3/2021	469,138	USD	34,963,950	INR	—	(12,234)
HSBC Holdings PLC	6/3/2021	2,323,229	USD	253,869,000	JPY	4,564	—
HSBC Holdings PLC	6/3/2021	541,344	USD	605,422,650	KRW	—	(3,568)
HSBC Holdings PLC	6/3/2021	1,572,489	USD	31,957,800	MXN	—	(31,298)
HSBC Holdings PLC	7/6/2021	26,712	USD	34,650	AUD	—	(108)
HSBC Holdings PLC	7/6/2021	1,101,673	USD	1,429,050	AUD	—	(4,443)
HSBC Holdings PLC	7/6/2021	2,568,585	USD	3,102,750	CAD	—	(1,925)
HSBC Holdings PLC	7/6/2021	62,585	USD	75,600	CAD	—	(47)
HSBC Holdings PLC	7/6/2021	24,535	USD	22,050	CHF	—	(18)
HSBC Holdings PLC	7/6/2021	1,025,810	USD	921,900	CHF	—	(734)
HSBC Holdings PLC	7/6/2021	646,890	USD	4,123,350	CNH	1,334	—
HSBC Holdings PLC	7/6/2021	15,814	USD	100,800	CNH	33	—
HSBC Holdings PLC	7/6/2021	171,698	USD	140,700	EUR	—	(470)
HSBC Holdings PLC	7/6/2021	7,020,394	USD	5,752,950	EUR	—	(19,218)
HSBC Holdings PLC	7/6/2021	59,596	USD	42,000	GBP	—	(76)
HSBC Holdings PLC	7/6/2021	2,471,742	USD	1,741,950	GBP	—	(3,157)
HSBC Holdings PLC	7/6/2021	15,549	USD	1,132,950	INR	30	—
HSBC Holdings PLC	7/6/2021	637,932	USD	46,480,350	INR	1,211	—
HSBC Holdings PLC	7/6/2021	3,147,024	USD	345,516,150	JPY	—	(9,497)
HSBC Holdings PLC	7/6/2021	76,700	USD	8,421,000	JPY	—	(231)
HSBC Holdings PLC	7/6/2021	18,050	USD	20,106,450	KRW	—	(49)
HSBC Holdings PLC	7/6/2021	740,546	USD	824,916,750	KRW	—	(1,991)
HSBC Holdings PLC	7/6/2021	2,146,635	USD	42,922,950	MXN	716	—
HSBC Holdings PLC	7/6/2021	52,302	USD	1,045,800	MXN	17	—
Morgan Stanley & Co. International	6/3/2021	1,444,590	AUD	1,113,649	USD	4,325	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2021

Morgan Stanley & Co. International	6/3/2021	3,192,420	CAD	2,643,388	USD	1,521	—
Morgan Stanley & Co. International	6/3/2021	945,210	CHF	1,050,876	USD	728	—
Morgan Stanley & Co. International	6/3/2021	4,225,620	CNH	664,400	USD	—	(1,473)
Morgan Stanley & Co. International	6/3/2021	5,862,570	EUR	7,149,111	USD	20,065	—
Morgan Stanley & Co. International	6/3/2021	1,795,710	GBP	2,548,490	USD	2,677	—
Morgan Stanley & Co. International	6/3/2021	47,882,310	INR	661,285	USD	—	(2,057)
Morgan Stanley & Co. International	6/3/2021	347,251,170	JPY	3,161,485	USD	10,069	—
Morgan Stanley & Co. International	6/3/2021	828,469,950	KRW	744,003	USD	1,663	—
Morgan Stanley & Co. International	6/3/2021	43,836,450	MXN	2,200,470	USD	—	(558)
Morgan Stanley & Co. International	6/3/2021	810,998	USD	1,052,100	AUD	—	(3,227)
Morgan Stanley & Co. International	6/3/2021	198,859	USD	255,000	AUD	1,514	—
Morgan Stanley & Co. International	6/3/2021	592,678	USD	760,000	AUD	4,511	—
Morgan Stanley & Co. International	6/3/2021	1,894,880	USD	2,328,900	CAD	—	(34,606)
Morgan Stanley & Co. International	6/3/2021	1,388,722	USD	1,675,000	CAD	990	—
Morgan Stanley & Co. International	6/3/2021	464,289	USD	560,000	CAD	331	—
Morgan Stanley & Co. International	6/3/2021	757,198	USD	690,900	CHF	—	(11,470)
Morgan Stanley & Co. International	6/3/2021	551,661	USD	495,000	CHF	943	—
Morgan Stanley & Co. International	6/3/2021	183,887	USD	165,000	CHF	314	—
Morgan Stanley & Co. International	6/3/2021	475,808	USD	3,085,950	CNH	—	(8,325)
Morgan Stanley & Co. International	6/3/2021	345,509	USD	2,220,000	CNH	—	(2,771)
Morgan Stanley & Co. International	6/3/2021	115,170	USD	740,000	CNH	—	(924)
Morgan Stanley & Co. International	6/3/2021	5,142,113	USD	4,274,550	EUR	—	(85,117)
Morgan Stanley & Co. International	6/3/2021	3,785,247	USD	3,095,000	EUR	456	—
Morgan Stanley & Co. International	6/3/2021	1,259,711	USD	1,030,000	EUR	152	—
Morgan Stanley & Co. International	6/3/2021	1,806,257	USD	1,307,250	GBP	—	(50,954)
Morgan Stanley & Co. International	6/3/2021	1,348,069	USD	950,000	GBP	—	(1,597)
Morgan Stanley & Co. International	6/3/2021	446,991	USD	315,000	GBP	—	(529)
Morgan Stanley & Co. International	6/3/2021	469,094	USD	34,963,950	INR	—	(12,278)
Morgan Stanley & Co. International	6/3/2021	2,322,978	USD	253,869,000	JPY	4,313	—
Morgan Stanley & Co. International	6/3/2021	1,673,557	USD	182,255,000	JPY	8,964	—
Morgan Stanley & Co. International	6/3/2021	557,791	USD	60,745,000	JPY	2,988	—
Morgan Stanley & Co. International	6/3/2021	541,276	USD	605,422,650	KRW	—	(3,636)
Morgan Stanley & Co. International	6/3/2021	1,572,562	USD	31,957,800	MXN	—	(31,226)
Morgan Stanley & Co. International	6/3/2021	387,357	USD	7,690,000	MXN	1,438	—
Morgan Stanley & Co. International	6/3/2021	1,162,070	USD	23,070,000	MXN	4,313	—
Morgan Stanley & Co. International	7/6/2021	26,716	USD	34,650	AUD	—	(104)
Morgan Stanley & Co. International	7/6/2021	1,101,826	USD	1,429,050	AUD	—	(4,290)
Morgan Stanley & Co. International	7/6/2021	2,569,012	USD	3,102,750	CAD	—	(1,498)
Morgan Stanley & Co. International	7/6/2021	62,595	USD	75,600	CAD	—	(36)
Morgan Stanley & Co. International	7/6/2021	24,535	USD	22,050	CHF	—	(18)
Morgan Stanley & Co. International	7/6/2021	1,025,804	USD	921,900	CHF	—	(741)
Morgan Stanley & Co. International	7/6/2021	646,912	USD	4,123,350	CNH	1,356	—
Morgan Stanley & Co. International	7/6/2021	15,814	USD	100,800	CNH	33	—
Morgan Stanley & Co. International	7/6/2021	7,019,807	USD	5,752,950	EUR	—	(19,805)
Morgan Stanley & Co. International	7/6/2021	171,684	USD	140,700	EUR	—	(484)
Morgan Stanley & Co. International	7/6/2021	59,608	USD	42,000	GBP	—	(64)
Morgan Stanley & Co. International	7/6/2021	2,472,263	USD	1,741,950	GBP	—	(2,636)
Morgan Stanley & Co. International	7/6/2021	15,551	USD	1,132,950	INR	31	—
Morgan Stanley & Co. International	7/6/2021	638,011	USD	46,480,350	INR	1,290	—
Morgan Stanley & Co. International	7/6/2021	76,686	USD	8,421,000	JPY	—	(245)
Morgan Stanley & Co. International	7/6/2021	3,146,462	USD	345,516,150	JPY	—	(10,059)
Morgan Stanley & Co. International	7/6/2021	740,148	USD	824,916,750	KRW	—	(2,389)
Morgan Stanley & Co. International	7/6/2021	18,040	USD	20,106,450	KRW	—	(58)
Morgan Stanley & Co. International	7/6/2021	52,293	USD	1,045,800	MXN	8	—
Morgan Stanley & Co. International	7/6/2021	2,146,266	USD	42,922,950	MXN	346	—
UBS AG	6/3/2021	1,100,640	AUD	848,382	USD	3,408	—
UBS AG	6/3/2021	2,432,320	CAD	2,014,359	USD	810	—
UBS AG	6/3/2021	720,160	CHF	800,709	USD	513	—
UBS AG	6/3/2021	3,219,520	CNH	506,239	USD	—	(1,151)
UBS AG	6/3/2021	4,466,720	EUR	5,445,771	USD	16,458	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2021

UBS AG	6/3/2021	1,368,160	GBP	1,941,559	USD	2,187	—
UBS AG	6/3/2021	36,481,760	INR	504,043	USD	—	(1,774)
UBS AG	6/3/2021	264,572,320	JPY	2,408,500	USD	7,922	—
UBS AG	6/3/2021	631,215,200	KRW	566,491	USD	1,636	—
UBS AG	6/3/2021	33,399,200	MXN	1,676,200	USD	—	(77)
UBS AG	6/3/2021	617,779	USD	801,600	AUD	—	(2,582)
UBS AG	6/3/2021	1,443,747	USD	1,774,400	CAD	—	(26,337)
UBS AG	6/3/2021	576,863	USD	526,400	CHF	—	(8,789)
UBS AG	6/3/2021	362,504	USD	2,351,200	CNH	—	(6,360)
UBS AG	6/3/2021	3,918,139	USD	3,256,800	EUR	—	(64,512)
UBS AG	6/3/2021	1,376,007	USD	996,000	GBP	—	(39,011)
UBS AG	6/3/2021	357,575	USD	26,639,200	INR	—	(9,185)
UBS AG	6/3/2021	1,770,256	USD	193,424,000	JPY	3,654	—
UBS AG	6/3/2021	412,586	USD	461,274,400	KRW	—	(2,585)
UBS AG	6/3/2021	1,198,129	USD	24,348,800	MXN	—	(23,804)
UBS AG	7/6/2021	20,352	USD	26,400	AUD	—	(82)
UBS AG	7/6/2021	839,371	USD	1,088,800	AUD	—	(3,384)
UBS AG	7/6/2021	1,957,655	USD	2,364,000	CAD	—	(828)
UBS AG	7/6/2021	47,699	USD	57,600	CAD	—	(20)
UBS AG	7/6/2021	781,618	USD	702,400	CHF	—	(512)
UBS AG	7/6/2021	18,695	USD	16,800	CHF	—	(12)
UBS AG	7/6/2021	12,048	USD	76,800	CNH	25	—
UBS AG	7/6/2021	492,859	USD	3,141,600	CNH	1,007	—
UBS AG	7/6/2021	5,347,263	USD	4,383,200	EUR	—	(16,251)
UBS AG	7/6/2021	130,778	USD	107,200	EUR	—	(397)
UBS AG	7/6/2021	45,413	USD	32,000	GBP	—	(51)
UBS AG	7/6/2021	1,883,503	USD	1,327,200	GBP	—	(2,135)
UBS AG	7/6/2021	486,506	USD	35,413,600	INR	1,386	—
UBS AG	7/6/2021	11,858	USD	863,200	INR	34	—
UBS AG	7/6/2021	2,397,080	USD	263,250,400	JPY	—	(7,889)
UBS AG	7/6/2021	58,422	USD	6,416,000	JPY	—	(192)
UBS AG	7/6/2021	13,748	USD	15,319,200	KRW	—	(41)
UBS AG	7/6/2021	564,044	USD	628,508,000	KRW	—	(1,699)
UBS AG	7/6/2021	39,835	USD	796,800	MXN	—	(1)
UBS AG	7/6/2021	1,634,935	USD	32,703,200	MXN	—	(51)

						$308,129	$(1,439,397)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$100,814,857	$—	$100,814,857
Exchange-Traded Fund	3,514,000	—	—	3,514,000

Total Investments in Securities	$3,514,000	$100,814,857	$—	$104,328,857

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$308,129	$—	$308,129
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,439,397)	$—	$(1,439,397)

Total - Net	$3,514,000	$99,683,589	$—	$103,197,589

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

May 31, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 64.1%

U.S. Treasury Bills - 64.1%
0.01%, 6/3/21*	$15,776,000	$15,776,000
0.00%, 7/15/21*	15,799,000	15,798,903

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $31,574,966)		31,574,903

	Shares
EXCHANGE-TRADED FUND - 4.1%

United States - 4.1%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $1,998,459)	79,600	1,997,960

	Principal Amount
REPURCHASE AGREEMENT - 28.8%

United States - 28.8%
Citigroup, Inc., tri-party repurchase agreement dated 5/28/21 (tri-party custodian: The Bank of New York Mellon Corp.), 0.01% due 6/1/21; Proceeds at maturity - $14,180,016 (fully collateralized by Fannie Mae Pool, 2.00% - 4.50% due 3/1/51; Market value including accrued interest - $14,890,033) (Cost: $14,180,000)	$14,180,000	14,180,000

TOTAL INVESTMENTS IN SECURITIES - 97.0% (Cost: $47,753,425)		47,752,863
Other Assets less Liabilities - 3.0%		1,486,989

NET ASSETS - 100.0%		$49,239,852

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2021 were as follows:

Affiliate	Value at 8/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2021	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$1,119,906	$878,887	$—	$—	$(833)	$1,997,960	$302	$282

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/14/2021	1,438,632	USD	9,540,000	CNY	$—	$(57,023)
Citibank N.A.	6/11/2021	6,591,250	USD	42,138,000	CNH	—	(17,539)
Citibank N.A.	7/14/2021	61,710,000	CNY	9,324,569	USD	350,151	—
Citibank N.A.	8/12/2021	53,312,000	CNY	8,178,569	USD	163,537	—
Citibank N.A.	9/13/2021	42,360,000	CNH	6,586,602	USD	18,047	—
Goldman Sachs	6/11/2021	545,461	USD	3,607,000	CNH	—	(20,249)
Goldman Sachs	7/14/2021	668,402	USD	4,431,000	CNH	—	(25,105)
HSBC Holdings PLC	6/11/2021	45,745,000	CNH	7,037,898	USD	136,602	—
HSBC Holdings PLC	7/14/2021	56,200,000	CNH	8,481,143	USD	314,866	—
UBS AG1	7/14/2021	59,290,000	CNY	8,945,383	USD	349,936	—
UBS AG1	8/12/2021	55,488,000	CNY	8,502,605	USD	179,994	—

						$1,513,133	$(119,916)

1  As of May 31, 2021, the Fund held $430,000 of cash collateral from the counterparty, UBS AG, for foreign currency contracts.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Chinese Yuan Strategy Fund (CYB)

May 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$31,574,903	$—	$31,574,903
Exchange-Traded Fund	1,997,960	—	—	1,997,960
Repurchase Agreement	—	14,180,000	—	14,180,000

Total Investments in Securities	$1,997,960	$45,754,903	$—	$47,752,863

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,513,133	$—	$1,513,133
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(119,916)	$—	$(119,916)

Total - Net	$1,997,960	$47,148,120	$—	$49,146,080

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 69.3%

U.S. Treasury Bills - 69.3%
0.01%, 6/3/21*	$4,963,000	$4,963,000
0.00%, 7/15/21*	6,513,000	6,512,960

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $11,475,987)		11,475,960

	Shares
EXCHANGE-TRADED FUND - 3.4%

United States - 3.4%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $567,356)	22,600	567,260

	Principal Amount
REPURCHASE AGREEMENT - 25.7%

United States - 25.7%
Citigroup, Inc., tri-party repurchase agreement dated 5/28/21 (tri-party custodian: The Bank of New York Mellon Corp.), 0.01% due 6/1/21; Proceeds at maturity - $4,260,005 (fully collateralized by Fannie Mae Pool, 2.00% - 4.50% due 3/1/51, Freddie Mac Pool, 2.00% - 4.00% due 3/1/51; Market value including accrued interest - $4,473,528) (Cost: $4,260,000)	$4,260,000	4,260,000

TOTAL INVESTMENTS IN SECURITIES - 98.4% (Cost: $16,303,343)		16,303,220
Other Assets less Liabilities - 1.6%		256,804

NET ASSETS - 100.0%		$16,560,024

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2021 were as follows:

Affiliate	Value at 8/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2021	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$467,046	$251,125	$150,584	$(91)	$(236)	$567,260	$126	$148

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	8/4/2021	1,375,400	BRL	251,640	USD	$8,904	$—
Bank of America N.A.	8/4/2021	177,060,000	CLP	247,839	USD	—	(2,622)
Bank of America N.A.	8/4/2021	939,900,000	COP	250,206	USD	2,393	—
Bank of America N.A.	8/4/2021	5,092,100	MXN	249,815	USD	4,161	—
Bank of America N.A.	8/4/2021	955,500	PLN	252,323	USD	8,594	—
Bank of America N.A.	8/4/2021	19,103,500	RUB	251,334	USD	6,793	—
Bank of America N.A.	8/4/2021	2,176,200	TRY	250,385	USD	—	(2,337)
Bank of America N.A.	8/4/2021	3,653,000	ZAR	248,763	USD	15,279	—
Bank of Montreal	8/4/2021	1,761,000,000	IDR	123,147	USD	—	(491)
Bank of Montreal	8/4/2021	9,075,000	INR	122,107	USD	1,635	—
Bank of Montreal	8/4/2021	134,000,000	KRW	120,287	USD	336	—
Bank of Montreal	8/4/2021	495,000	MYR	120,658	USD	—	(943)
Bank of Montreal	8/4/2021	5,825,000	PHP	120,923	USD	945	—
Citibank N.A.	8/4/2021	1,375,400	BRL	251,516	USD	9,028	—
Citibank N.A.	8/4/2021	660,000	BRL	125,641	USD	—	(617)
Citibank N.A.	8/4/2021	177,060,000	CLP	247,834	USD	—	(2,617)
Citibank N.A.	8/4/2021	86,000,000	CLP	123,912	USD	—	(4,808)
Citibank N.A.	8/4/2021	939,900,000	COP	250,045	USD	2,554	—
Citibank N.A.	8/4/2021	448,000,000	COP	120,104	USD	297	—
Citibank N.A.	8/4/2021	5,092,100	MXN	249,811	USD	4,164	—
Citibank N.A.	8/4/2021	2,480,000	MXN	123,644	USD	49	—
Citibank N.A.	8/4/2021	955,500	PLN	252,300	USD	8,616	—
Citibank N.A.	8/4/2021	460,000	PLN	122,717	USD	2,895	—
Citibank N.A.	8/4/2021	19,103,500	RUB	251,238	USD	6,888	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2021

Citibank N.A.	8/4/2021	9,220,000	RUB	122,909	USD	1,672	—
Citibank N.A.	8/4/2021	2,176,200	TRY	250,512	USD	—	(2,464)
Citibank N.A.	8/4/2021	1,055,000	TRY	122,453	USD	—	(2,202)
Citibank N.A.	8/4/2021	3,653,000	ZAR	248,732	USD	15,310	—
Citibank N.A.	8/4/2021	1,775,000	ZAR	125,153	USD	3,146	—
Goldman Sachs	8/4/2021	1,163,800	BRL	212,916	USD	7,544	—
Goldman Sachs	8/4/2021	149,820,000	CLP	209,997	USD	—	(2,505)
Goldman Sachs	8/4/2021	795,300,000	COP	211,437	USD	2,301	—
Goldman Sachs	8/4/2021	4,308,700	MXN	211,372	USD	3,530	—
Goldman Sachs	8/4/2021	808,500	PLN	213,504	USD	7,272	—
Goldman Sachs	8/4/2021	16,164,500	RUB	212,591	USD	5,824	—
Goldman Sachs	8/4/2021	3,765,000	THB	120,855	USD	—	(343)
Goldman Sachs	8/4/2021	1,841,400	TRY	212,233	USD	—	(2,346)
Goldman Sachs	8/4/2021	3,091,000	ZAR	210,481	USD	12,939	—
HSBC Holdings PLC	8/4/2021	790,000	CNH	122,254	USD	1,230	—
Morgan Stanley & Co. International	8/4/2021	3,995,000	MYR	972,493	USD	—	(6,309)
Royal Bank of Canada	8/4/2021	14,195,000,000	IDR	972,260	USD	16,438	—
Royal Bank of Canada	8/4/2021	73,105,000	INR	974,214	USD	22,607	—
Royal Bank of Canada	8/4/2021	1,080,000,000	KRW	970,874	USD	1,317	—
Royal Bank of Canada	8/4/2021	47,165,000	PHP	969,675	USD	17,090	—
Standard Chartered Bank	8/4/2021	30,455,000	THB	974,136	USD	682	—
UBS AG	8/4/2021	1,375,400	BRL	251,434	USD	9,109	—
UBS AG	8/4/2021	177,060,000	CLP	247,678	USD	—	(2,461)
UBS AG	8/4/2021	6,330,000	CNH	972,775	USD	16,658	—
UBS AG	8/4/2021	939,900,000	COP	250,866	USD	1,733	—
UBS AG	8/4/2021	5,092,100	MXN	249,932	USD	4,043	—
UBS AG	8/4/2021	955,500	PLN	252,332	USD	8,585	—
UBS AG	8/4/2021	19,103,500	RUB	251,282	USD	6,845	—
UBS AG	8/4/2021	2,176,200	TRY	251,341	USD	—	(3,292)
UBS AG	8/4/2021	3,653,000	ZAR	248,743	USD	15,299	—

						$264,705	$(36,357)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$11,475,960	$—	$11,475,960
Exchange-Traded Fund	567,260	—	—	567,260
Repurchase Agreement	—	4,260,000	—	4,260,000

Total Investments in Securities	$567,260	$15,735,960	$—	$16,303,220

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$264,705	$—	$264,705
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(36,357)	$—	$(36,357)

Total - Net	$567,260	$15,964,308	$—	$16,531,568

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 0.3%

U.S. Treasury Bond - 0.3%
2.25%, 5/15/41 (Cost: $141,107)	$141,000	$142,179

FOREIGN CORPORATE BONDS - 94.9%

Argentina - 2.0%
Arcor SAIC
6.00%, 7/6/23(c)	500,000	494,446
MercadoLibre, Inc.
2.38%, 1/14/26	200,000	199,500
3.13%, 1/14/31(b)	200,000	194,250
YPF S.A.
8.50%, 6/27/29(a)	263,000	181,470

Total Argentina		1,069,666

Austria - 0.6%
Suzano Austria GmbH
7.00%, 3/16/47(a)	226,000	295,495

Brazil - 8.4%
Arcos Dorados Holdings, Inc.
5.88%, 4/4/27(a)(b)	200,000	211,583
Braskem Finance Ltd.
6.45%, 2/3/24	300,000	339,669
Braskem Netherlands Finance B.V.
4.50%, 1/31/30(a)	400,000	416,500
Centrais Eletricas Brasileiras S.A.
4.63%, 2/4/30(a)	200,000	206,146
Fibria Overseas Finance Ltd.
5.50%, 1/17/27	306,000	351,516
Hidrovias International Finance Sarl
4.95%, 2/8/31(a)	325,000	332,847
Itau Unibanco Holding S.A.
4.63%, 2/27/25, (4.625% fixed rate until 2/27/25; 5-year Constant Maturity Treasury Rate + 3.222% thereafter)(a)(b)(d)(e)	300,000	291,765
3.88%, 4/15/31, (3.875% fixed rate until 1/15/26; 5-year Constant Maturity Treasury Rate + 3.446% thereafter)(a)(d)	275,000	273,501
Klabin Finance S.A.
4.88%, 9/19/27(a)	300,000	330,125
Minerva Luxembourg S.A.
5.88%, 1/19/28(a)(b)	200,000	213,200
4.38%, 3/18/31(a)	275,000	270,446
Natura Cosmeticos S.A.
4.13%, 5/3/28(a)	400,000	410,000
Petrobras Global Finance B.V.
5.60%, 1/3/31	200,000	221,000
St Marys Cement, Inc.
5.75%, 1/28/27(c)	300,000	346,950
5.75%, 1/28/27(a)	200,000	231,300

Total Brazil		4,446,548

Chile - 5.6%
ATP Tower Holdings LLC
4.05%, 4/27/26(a)(b)	300,000	301,425
Celulosa Arauco y Constitucion S.A.
3.88%, 11/2/27	330,000	356,842
5.50%, 11/2/47	325,000	384,102
Colbun S.A.
3.95%, 10/11/27(a)	200,000	218,685
3.95%, 10/11/27(c)	250,000	273,356
Inversiones CMPC S.A.
3.85%, 1/13/30(c)	250,000	267,055
3.00%, 4/6/31(a)	325,000	324,285
VTR Comunicaciones SpA
5.13%, 1/15/28(a)	563,000	582,494
4.38%, 4/15/29(a)	275,000	272,938

Total Chile		2,981,182

China - 4.2%
Alibaba Group Holding Ltd.
3.40%, 12/6/27	500,000	546,455
Baidu, Inc.
3.08%, 4/7/25	200,000	212,320
Bank of China Ltd.
5.00%, 11/13/24(b)(c)	900,000	1,009,190
China Evergrande Group
8.75%, 6/28/25(c)	200,000	159,850
ENN Clean Energy International Investment Ltd.
3.38%, 5/12/26(a)	300,000	304,455

Total China		2,232,270

Colombia - 6.3%
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.88%, 4/21/25(c)	200,000	210,203
Bancolombia S.A.
4.63%, 12/18/29, (4.625% fixed rate until 12/18/24; 5-year Constant Maturity Treasury Rate + 2.944% thereafter)(d)	635,000	646,101
Ecopetrol S.A.
6.88%, 4/29/30	500,000	592,500
5.88%, 5/28/45	70,000	72,625
Geopark Ltd.
5.50%, 1/17/27(a)	375,000	378,812
Millicom International Cellular S.A.
4.50%, 4/27/31(a)(b)	500,000	523,400
Oleoducto Central S.A.
4.00%, 7/14/27(a)	250,000	259,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2021

Investments	Principal Amount	Value
Promigas S.A. ESP
3.75%, 10/16/29(a)	$200,000	$197,207
Transportadora de Gas Internacional S.A. ESP
5.55%, 11/1/28(a)	400,000	442,089

Total Colombia		3,322,237

Ghana - 0.5%
Tullow Oil PLC
10.25%, 5/15/26(a)	265,000	273,281

Hong Kong - 1.7%
Melco Resorts Finance Ltd.
5.75%, 7/21/28(c)	325,000	347,295
5.75%, 7/21/28(a)	275,000	293,865
5.38%, 12/4/29(c)	250,000	266,562

Total Hong Kong		907,722

India - 5.1%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(a)	200,000	211,260
Bharti Airtel International Netherlands B.V.
5.35%, 5/20/24(a)	323,000	356,669
Bharti Airtel Ltd.
4.38%, 6/10/25(c)	200,000	218,243
Network i2i Ltd.
3.98%, 3/3/26, (3.975% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(b)(d)(e)	300,000	301,527
Reliance Industries Ltd.
3.67%, 11/30/27(a)	650,000	707,637
Vedanta Resources Finance II PLC
13.88%, 1/21/24(a)	275,000	303,036
8.95%, 3/11/25(a)(b)	450,000	449,016
Vedanta Resources Ltd.
7.13%, 5/31/23(c)	150,000	141,888

Total India		2,689,276

Indonesia - 2.5%
Medco Bell Pte Ltd.
6.38%, 1/30/27(a)	478,000	492,915
Pertamina Persero PT
3.10%, 1/21/30(a)(b)	250,000	254,858
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/27(c)	541,000	586,309

Total Indonesia		1,334,082

Ireland - 1.2%
C&W Senior Financing DAC
6.88%, 9/15/27(c)	600,000	641,250

Israel - 4.3%
Bank Leumi Le-Israel BM
3.28%, 1/29/31, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity Treasury Rate + 1.631% thereafter)(a)(c)(d)	500,000	515,156
Israel Electric Corp., Ltd.
6.88%, 6/21/23(b)(c)	200,000	223,870
4.25%, 8/14/28, Series GMTN(a)(c)	200,000	222,125
Mizrahi Tefahot Bank Ltd.
3.08%, 4/7/31, (3.077% fixed rate until 4/7/26; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(c)(d)	350,000	355,141
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 7/21/23	170,000	169,256
3.15%, 10/1/26	850,000	803,250

Total Israel		2,288,798

Jamaica - 0.2%
Digicel International Finance Ltd.
8.75%, 5/25/24(a)	81,000	84,316

Kazakhstan - 2.3%
KazMunayGas National Co. JSC
3.50%, 4/14/33(a)(b)	380,000	395,461
Tengizchevroil Finance Co. International Ltd.
3.25%, 8/15/30(a)	798,000	810,369

Total Kazakhstan		1,205,830

Kuwait - 3.5%
Equate Petrochemical B.V.
4.25%, 11/3/26(c)	200,000	222,790
2.63%, 4/28/28(a)(b)	575,000	579,133
NBK Tier 1 Financing 2 Ltd.
4.50%, 8/27/25, (4.50% fixed rate until 8/27/25; 6-year U.S. dollar Swap Rate + 2.832% thereafter)(a)(d)(e)	1,000,000	1,047,255

Total Kuwait		1,849,178

Luxembourg - 1.0%
Altice Financing S.A.
7.50%, 5/15/26(c)	525,000	548,740

Malaysia - 0.7%
Genm Capital Labuan Ltd.
3.88%, 4/19/31(a)	375,000	367,920

Mexico - 5.6%
Alpek S.A.B. de C.V.
4.25%, 9/18/29(a)	400,000	428,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2021

Investments	Principal Amount	Value
Banco Mercantil del Norte S.A.
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(a)(d)(e)	$200,000	$225,154
Cemex S.A.B. de C.V.
7.38%, 6/5/27(a)	400,000	452,675
5.20%, 9/17/30(a)	200,000	218,424
Credito Real S.A.B. de C.V. SOFOM ER
8.00%, 1/21/28(a)(b)	500,000	453,594
Grupo Bimbo S.A.B. de C.V.
5.95%, 4/17/23, (5.95% fixed rate until 4/17/23; 5-year Constant Maturity Treasury Rate + 3.28% thereafter)(a)(d)(e)	400,000	426,436
Industrias Penoles S.A.B. de C.V.
4.75%, 8/6/50(a)(b)	335,000	352,483
Orbia Advance Corp. S.A.B. de C.V.
2.88%, 5/11/31(a)	400,000	397,120

Total Mexico		2,954,742

Morocco - 1.8%
OCP S.A.
5.63%, 4/25/24(c)	300,000	328,117
4.50%, 10/22/25(a)	365,000	390,992
6.88%, 4/25/44(c)	200,000	245,260

Total Morocco		964,369

Netherlands - 1.5%
Sigma Finance Netherlands B.V.
4.88%, 3/27/28(a)	200,000	228,003
VEON Holdings B.V.
4.00%, 4/9/25(a)	550,000	584,375

Total Netherlands		812,378

Oman - 1.6%
OQ SAOC
5.13%, 5/6/28(a)	300,000	303,156
Oryx Funding Ltd.
5.80%, 2/3/31(a)	250,000	264,922
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(c)	250,000	267,461

Total Oman		835,539

Panama - 1.7%
AES Panama Generation Holdings SRL
4.38%, 5/31/30(a)	625,000	643,333
Banco Nacional de Panama
2.50%, 8/11/30(a)	250,000	242,500

Total Panama		885,833

Peru - 4.6%
Banco de Credito del Peru
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(a)(d)	300,000	296,250
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(c)(d)	250,000	246,875
Credicorp Ltd.
2.75%, 6/17/25(a)(b)	225,000	226,266
Inkia Energy Ltd.
5.88%, 11/9/27(c)	200,000	204,125
InRetail Consumer
3.25%, 3/22/28(a)	375,000	362,109
Kallpa Generacion S.A.
4.13%, 8/16/27(c)	250,000	257,656
Southern Copper Corp.
5.25%, 11/8/42	200,000	243,000
5.88%, 4/23/45	200,000	262,200
Volcan Cia Minera S.A.A.
4.38%, 2/11/26(a)	325,000	319,053

Total Peru		2,417,534

Poland - 0.9%
Canpack S.A.
3.13%, 11/1/25(a)	465,000	472,152

Qatar - 0.7%
Ooredoo International Finance Ltd.
2.63%, 4/8/31(a)	375,000	378,862

Russia - 5.8%
Alfa Bank AO via Alfa Bond Issuance PLC
5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)(a)(d)	350,000	364,036
Evraz PLC
5.25%, 4/2/24(c)	500,000	542,657
Gazprom PJSC via Gaz Capital S.A.
4.95%, 3/23/27(c)	335,000	373,131
Gazprom PJSC via Gaz Finance PLC
4.60%, 10/26/25, (4.599% fixed rate until 10/26/25; 5-year Constant Maturity Treasury Rate + 4.264% thereafter)(a)(d)(e)	225,000	231,482
Lukoil Securities B.V.
3.88%, 5/6/30(a)	633,000	670,189
Severstal OAO Via Steel Capital S.A.
3.15%, 9/16/24(a)	200,000	208,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2021

Investments	Principal Amount	Value
Sovcombank Via SovCom Capital DAC
7.75%, 5/6/25, (7.75% fixed rate until 5/6/25; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)(a)(d)(e)	$300,000	$308,393
VTB Bank OJSC via VTB Capital S.A.
6.95%, 10/17/22(c)	353,000	374,752

Total Russia		3,073,639

Saudi Arabia - 2.4%
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)	1,077,000	1,054,717
Saudi Electricity Global Sukuk Co. 2
5.06%, 4/8/43(c)	200,000	238,944

Total Saudi Arabia		1,293,661

Singapore - 1.3%
Oversea-Chinese Banking Corp., Ltd.
4.25%, 6/19/24(c)	250,000	273,434
1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(a)(d)	425,000	427,019

Total Singapore		700,453

South Africa - 1.7%
AngloGold Ashanti Holdings PLC
5.13%, 8/1/22	200,000	209,360
6.50%, 4/15/40(b)	256,000	313,255
Sasol Financing USA LLC
4.38%, 9/18/26(b)	375,000	390,000

Total South Africa		912,615

South Korea - 3.3%
Kookmin Bank
2.50%, 11/4/30(a)	475,000	469,160
Shinhan Financial Group Co., Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(a)(d)(e)	525,000	524,396
SK Hynix, Inc.
2.38%, 1/19/31(a)	300,000	290,226
Woori Bank
4.75%, 4/30/24(c)	400,000	440,686

Total South Korea		1,724,468

Thailand - 2.7%
Bangkok Bank PCL
5.00%, 9/23/25, (5.00% fixed rate until 9/23/25; 5-year Constant Maturity Treasury Rate + 4.729% thereafter)(a)(d)(e)	450,000	475,414
4.45%, 9/19/28(a)	300,000	341,315
PTTEP Treasury Center Co., Ltd.
3.90%, 12/6/59(a)	600,000	614,764

Total Thailand		1,431,493

Turkey - 5.0%
Akbank T.A.S.
6.80%, 2/6/26(c)	600,000	630,375
Turk Telekomunikasyon AS
6.88%, 2/28/25(a)(b)	200,000	220,397
Turkiye Is Bankasi AS
6.13%, 4/25/24(c)	200,000	206,729
Turkiye Sinai Kalkinma Bankasi AS
5.88%, 1/14/26(a)(b)	300,000	298,500
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26(a)(b)	500,000	555,631
Turkiye Vakiflar Bankasi TAO
6.50%, 1/8/26(a)(b)	450,000	456,609
Yapi ve Kredi Bankasi AS
7.88%, 1/22/31, (7.875% fixed rate until 1/22/26; 5-year Constant Maturity Treasury Rate + 7.415% thereafter)(a)(b)(d)	300,000	306,750

Total Turkey		2,674,991

United Arab Emirates - 3.1%
Abu Dhabi National Energy Co. PJSC
2.00%, 4/29/28(a)	475,000	478,414
DP World PLC
6.85%, 7/2/37(c)	100,000	133,894
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 3/31/34(a)	300,000	297,750
2.94%, 9/30/40(a)	225,000	223,312
MAF Global Securities Ltd.
4.75%, 5/7/24(c)	200,000	218,688
MHP Lux S.A.
6.25%, 9/19/29(a)	275,000	270,545

Total United Arab Emirates		1,622,603

United Kingdom - 0.7%
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(a)	350,000	351,844

Zambia - 0.4%
First Quantum Minerals Ltd.
6.88%, 3/1/26(a)	200,000	209,991

TOTAL FOREIGN CORPORATE BONDS (Cost: $49,559,296)		50,254,958

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2021

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES - 0.8%

Peru - 0.8%
Corporacion Financiera de Desarrollo S.A.
2.40%, 9/28/27(a)	$200,000	$194,225
2.40%, 9/28/27(c)	250,000	242,781

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $454,569)		437,006

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%

Egypt - 0.4%
Egypt Government International Bond
7.60%, 3/1/29(a)	200,000	223,404

Ghana - 0.4%
Ghana Government International Bond
6.38%, 2/11/27(a)	200,000	201,990

Nigeria - 0.4%
Nigeria Government International Bond
6.50%, 11/28/27(c)	200,000	213,473

Ukraine - 0.4%
Ukraine Government International Bond
7.75%, 9/1/24(c)	200,000	220,703

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $822,643)		859,570

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.6%

United States - 6.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%(f) (Cost: $3,488,190)	3,488,190	3,488,190

TOTAL INVESTMENTS IN SECURITIES - 104.2% (Cost: $54,465,805)		55,181,903
Other Assets less Liabilities - (4.2)%		(2,247,889)

NET ASSETS - 100.0%		$52,934,014

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at May 31, 2021. At May 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,062,047 and the total market value of the collateral held by the Fund was $6,259,680. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,771,490.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown reflects the accrual rate as of May 31, 2021 on securities with variable or step rates.
(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	48	9/21/21	$(6,333,000)	$609
Ultra 10 Year U.S. Treasury Note	37	9/21/21	(5,363,266)	(12,271)

			$(11,696,266)	$(11,662)

Long Exposure
2 Year U.S. Treasury Note	22	9/30/21	$4,856,156	$1,375
5 Year U.S. Treasury Note	33	9/30/21	4,087,102	4,641
U.S. Treasury Long Bond	12	9/21/21	1,878,375	4,900
U.S. Treasury Ultra Long Term Bond	1	9/21/21	185,250	875

			$11,006,883	$11,791

Total - Net			$(689,383)	$129

†	As of May 31, 2021, deposits at broker for futures contracts of $109,176 included cash collateral of $97,450 and previously settled variation margin gains on open futures contracts of $11,726.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$142,179	$—	$142,179
Foreign Corporate Bonds	—	50,254,958	—	50,254,958
Foreign Government Agencies	—	437,006	—	437,006
Foreign Government Obligations	—	859,570	—	859,570
Investment of Cash Collateral for Securities Loaned	—	3,488,190	—	3,488,190

Total Investments in Securities	$—	$55,181,903	$—	$55,181,903

Financial Derivative Instruments
Futures Contracts[1]	$12,400	$—	$—	$12,400
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(12,271)	$—	$—	$(12,271)

Total - Net	$129	$55,181,903	$—	$55,182,032

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2021

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS - 83.3%

Brazil - 8.2%
Brazil Letras do Tesouro Nacional
6.26%, 7/1/22, Series LTN(a)	5,130,000	BRL	$921,597
6.18%, 7/1/23, Series LTN(a)	11,930,000	BRL	1,973,530
6.09%, 1/1/24, Series LTN(a)	13,990,000	BRL	2,217,124
8.25%, 7/1/24, Series LTN(a)	4,905,000	BRL	744,339
Brazil Notas do Tesouro Nacional
10.00%, 1/1/23, Series F	11,435,000	BRL	2,290,099
10.00%, 1/1/25, Series F	6,249,000	BRL	1,270,061
10.00%, 1/1/27, Series F	6,680,000	BRL	1,358,158
10.00%, 1/1/29, Series F	6,160,000	BRL	1,248,360
10.00%, 1/1/31, Series F	500,000	BRL	100,944

Total Brazil			12,124,212

Chile - 3.5%
Bonos de la Tesoreria de la Republica en pesos
4.00%, 3/1/23(b)(c)	200,000,000	CLP	288,912
2.50%, 3/1/25	800,000,000	CLP	1,108,315
4.50%, 3/1/26	680,000,000	CLP	1,013,908
2.30%, 10/1/28(b)(c)	105,000,000	CLP	132,296
4.70%, 9/1/30(b)(c)	415,000,000	CLP	606,758
5.00%, 3/1/35	940,000,000	CLP	1,353,328
6.00%, 1/1/43, Series 30YR	380,000,000	CLP	612,508

Total Chile			5,116,025

China - 4.8%
China Government Bond
2.88%, 11/5/23, Series INBK	1,000,000	CNY	157,602
3.19%, 4/11/24, Series 1904	1,400,000	CNY	222,793
3.02%, 10/22/25, Series INBK	1,000,000	CNY	157,779
3.22%, 12/6/25, Series 1828	2,600,000	CNY	414,607
3.25%, 6/6/26, Series 1907	5,800,000	CNY	925,937
3.12%, 12/5/26, Series 1916	8,000,000	CNY	1,268,431
2.85%, 6/4/27, Series INBK	1,700,000	CNY	264,552
3.25%, 11/22/28, Series 1827	8,000,000	CNY	1,273,770
3.29%, 5/23/29, Series 1906	8,000,000	CNY	1,279,351
3.13%, 11/21/29, Series 1915	4,000,000	CNY	630,221
2.68%, 5/21/30, Series INBK	2,970,000	CNY	449,849

Total China			7,044,892

Colombia - 3.1%
Colombian TES
7.00%, 5/4/22, Series B	1,341,700,000	COP	375,190
10.00%, 7/24/24, Series B	1,908,700,000	COP	593,430
6.25%, 11/26/25, Series B	1,502,400,000	COP	417,103
7.50%, 8/26/26, Series B	2,004,300,000	COP	579,129
5.75%, 11/3/27, Series B	1,979,700,000	COP	513,538
6.00%, 4/28/28, Series B	1,845,600,000	COP	479,528
7.75%, 9/18/30, Series B	1,762,200,000	COP	491,653
7.00%, 6/30/32, Series B	1,537,500,000	COP	398,582
7.25%, 10/18/34, Series B	2,210,400,000	COP	572,703
7.25%, 10/26/50, Series B	850,000,000	COP	199,516

Total Colombia			4,620,372

Hungary - 2.0%
Hungary Government Bond
1.75%, 10/26/22, Series 22/B	66,770,000	HUF	236,745
6.00%, 11/24/23, Series 23/A	17,600,000	HUF	68,630
3.00%, 6/26/24, Series 24/B	213,440,000	HUF	778,814
1.00%, 11/26/25, Series 25/C	30,000,000	HUF	100,872
3.00%, 10/27/27, Series 27/A	322,740,000	HUF	1,183,000
3.00%, 8/21/30, Series 30/A	55,660,000	HUF	203,020
3.25%, 10/22/31, Series 31/A	72,870,000	HUF	267,938
2.25%, 4/20/33, Series 33/A	20,610,000	HUF	67,537
3.00%, 10/27/38, Series 38/A	27,000,000	HUF	89,571

Total Hungary			2,996,127

India - 4.1%
India Government Bond
7.68%, 12/15/23	30,000,000	INR	443,479
8.40%, 7/28/24	73,000,000	INR	1,110,219
7.59%, 3/20/29	100,000,000	INR	1,491,006
7.88%, 3/19/30	100,000,000	INR	1,520,861
9.20%, 9/30/30	90,920,000	INR	1,488,011

Total India			6,053,576

Indonesia - 11.3%
Indonesia Treasury Bond
8.38%, 3/15/24, Series FR70	16,465,000,000	IDR	1,255,891
8.13%, 5/15/24, Series FR77	8,178,000,000	IDR	622,406
6.50%, 6/15/25, Series FR81	25,000,000,000	IDR	1,822,728
5.50%, 4/15/26, Series FR86	2,000,000,000	IDR	139,909
8.38%, 9/15/26, Series FR56	19,931,000,000	IDR	1,571,651
6.13%, 5/15/28, Series FR64	18,000,000,000	IDR	1,259,129
9.00%, 3/15/29, Series FR71	14,875,000,000	IDR	1,205,978
8.25%, 5/15/29, Series FR78	3,520,000,000	IDR	275,292
7.00%, 9/15/30, Series FR82	20,000,000,000	IDR	1,453,413
8.75%, 5/15/31, Series FR73	13,601,000,000	IDR	1,101,624
8.25%, 6/15/32, Series FR58	11,549,000,000	IDR	896,170
8.38%, 3/15/34, Series FR68	16,000,000,000	IDR	1,242,252
7.50%, 6/15/35, Series FR80	11,063,000,000	IDR	803,646
8.25%, 5/15/36, Series FR72	14,563,000,000	IDR	1,123,956
7.50%, 5/15/38, Series FR75	3,300,000,000	IDR	239,337
8.38%, 4/15/39, Series FR79	10,000,000,000	IDR	782,616
7.50%, 4/15/40, Series FR83	4,000,000,000	IDR	291,229
8.75%, 2/15/44, Series FR67	1,390,000,000	IDR	112,082
Perusahaan Penerbit SBSN Indonesia
6.63%, 10/15/24, Series PBS	5,000,000,000	IDR	366,068

Total Indonesia			16,565,377

Malaysia - 6.0%
Malaysia Government Bond
3.48%, 6/14/24, Series 0319	2,000,000	MYR	500,267
4.18%, 7/15/24, Series 0114	2,460,000	MYR	628,274
3.96%, 9/15/25, Series 0115	2,890,000	MYR	738,246
3.91%, 7/15/26, Series 0119	465,000	MYR	119,224
3.90%, 11/16/27, Series 0417	4,410,000	MYR	1,131,810
3.89%, 8/15/29, Series 0219	3,190,000	MYR	812,457
2.63%, 4/15/31, Series 0220	2,000,000	MYR	460,136
3.83%, 7/5/34, Series 0419	1,485,000	MYR	358,809
4.76%, 4/7/37, Series 0317	1,832,000	MYR	482,180
3.76%, 5/22/40, Series 0519	1,500,000	MYR	344,742
4.07%, 6/15/50, Series 0120	1,315,000	MYR	300,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2021

Investments	Principal Amount†		Value
Malaysia Government Investment Issue
4.13%, 8/15/25, Series 0118	4,000,000	MYR	$1,027,343
3.73%, 3/31/26, Series 0319	4,000,000	MYR	1,011,019
3.42%, 9/30/27, Series 0120	500,000	MYR	123,602
3.47%, 10/15/30, Series 0220	1,980,000	MYR	485,023
3.45%, 7/15/36, Series 0121	1,125,000	MYR	254,615

Total Malaysia			8,777,998

Mexico - 6.5%
Mexican Bonos
8.00%, 9/5/24, Series M	18,075,000	MXN	966,133
10.00%, 12/5/24, Series M 20	18,410,000	MXN	1,045,655
5.75%, 3/5/26, Series M	25,000,000	MXN	1,233,719
8.50%, 5/31/29, Series M 20	21,945,000	MXN	1,236,198
7.75%, 5/29/31, Series M	20,133,000	MXN	1,089,325
7.75%, 11/23/34, Series M	11,319,000	MXN	607,953
10.00%, 11/20/36, Series M 30	4,237,000	MXN	269,234
8.50%, 11/18/38, Series M 30	19,854,000	MXN	1,104,845
7.75%, 11/13/42, Series M	19,142,000	MXN	982,931
8.00%, 11/7/47, Series M	20,000,000	MXN	1,047,122

Total Mexico			9,583,115

Peru - 3.4%
Peru Government Bond
5.70%, 8/12/24	1,600,000	PEN	475,635
8.20%, 8/12/26	125,000	PEN	41,839
6.35%, 8/12/28	3,250,000	PEN	988,579
5.94%, 2/12/29	3,800,000	PEN	1,130,749
6.15%, 8/12/32	3,451,000	PEN	1,004,293
5.40%, 8/12/34	3,430,000	PEN	904,996
5.35%, 8/12/40	2,000,000	PEN	493,359

Total Peru			5,039,450

Philippines - 1.7%
Philippine Government International Bond
3.90%, 11/26/22	39,000,000	PHP	824,102
6.25%, 1/14/36	70,000,000	PHP	1,755,091

Total Philippines			2,579,193

Poland - 4.8%
Republic of Poland Government Bond
2.50%, 4/25/24, Series 0424	1,200,000	PLN	344,056
2.50%, 7/25/26, Series 0726	8,595,000	PLN	2,480,298
2.50%, 7/25/27, Series 0727	8,905,000	PLN	2,570,599
2.75%, 10/25/29, Series 1029	3,585,000	PLN	1,050,631
1.25%, 10/25/30, Series 1030	2,215,000	PLN	571,456

Total Poland			7,017,040

Romania - 2.0%
Romania Government Bond
3.50%, 12/19/22, Series 7Y	2,135,000	RON	540,307
5.85%, 4/26/23, Series 10Y	1,470,000	RON	388,841
4.00%, 10/25/23, Series 3Y	565,000	RON	145,750
3.25%, 4/29/24, Series 7Y	950,000	RON	241,360
4.75%, 2/24/25, Series 10Y	1,410,000	RON	376,742
4.85%, 4/22/26, Series 7Y	1,000,000	RON	272,377
5.80%, 7/26/27, Series 15Y	1,380,000	RON	399,037
4.15%, 1/26/28, Series 8Y	940,000	RON	249,073
5.00%, 2/12/29, Series 10Y	500,000	RON	139,226
3.65%, 9/24/31, Series 15Y	500,000	RON	125,048

Total Romania			2,877,761

Russia - 10.8%
Russian Federal Bond - OFZ
7.00%, 1/25/23, Series 6211	18,349,000	RUB	254,485
7.00%, 8/16/23, Series 6215	67,505,000	RUB	939,645
6.50%, 2/28/24, Series 6223	119,910,000	RUB	1,648,495
7.40%, 7/17/24, Series 6227	90,000,000	RUB	1,264,670
7.10%, 10/16/24, Series 6222	81,486,000	RUB	1,138,669
4.50%, 7/16/25, Series 6234	46,046,000	RUB	584,918
7.15%, 11/12/25, Series 6229	58,668,000	RUB	822,682
7.75%, 9/16/26, Series 6219	58,000,000	RUB	832,959
7.95%, 10/7/26, Series 6226	49,063,000	RUB	709,671
8.15%, 2/3/27, Series 6207	43,606,000	RUB	638,103
7.05%, 1/19/28, Series 6212	104,885,000	RUB	1,455,379
5.70%, 5/17/28, Series 6236	25,000,000	RUB	321,136
6.90%, 5/23/29, Series 6224	55,000,000	RUB	752,279
7.65%, 4/10/30, Series 6228	24,000,000	RUB	342,609
8.50%, 9/17/31, Series 6218	64,440,000	RUB	973,775
7.70%, 3/23/33, Series 6221	83,865,000	RUB	1,198,898
7.25%, 5/10/34, Series 6225	65,860,000	RUB	910,049
6.10%, 7/18/35, Series 6233	45,500,000	RUB	564,785
7.70%, 3/16/39, Series 6230	38,765,000	RUB	559,073

Total Russia			15,912,280

South Africa - 6.3%
Republic of South Africa Government Bond
8.00%, 1/31/30, Series 2030	16,655,000	ZAR	1,143,323
7.00%, 2/28/31, Series R213	18,267,000	ZAR	1,132,690
8.25%, 3/31/32, Series 2032	13,000,000	ZAR	855,084
8.88%, 2/28/35, Series 2035	11,810,000	ZAR	769,266
6.25%, 3/31/36, Series R209	17,301,600	ZAR	882,528
8.50%, 1/31/37, Series 2037	11,000,000	ZAR	678,396
9.00%, 1/31/40, Series 2040	14,300,000	ZAR	897,598
6.50%, 2/28/41, Series R214	4,005,000	ZAR	192,533
8.75%, 1/31/44, Series 2044	20,665,000	ZAR	1,253,227
8.75%, 2/28/48, Series 2048	23,120,000	ZAR	1,402,922

Total South Africa			9,207,567

Thailand - 2.2%
Thailand Government Bond
2.00%, 12/17/22	6,000,000	THB	196,500
0.75%, 6/17/24	3,025,000	THB	97,083
1.45%, 12/17/24	9,565,000	THB	313,560
0.95%, 6/17/25	7,000,000	THB	224,591
3.85%, 12/12/25	5,480,000	THB	197,752
2.13%, 12/17/26	10,000,000	THB	336,791
2.88%, 12/17/28	3,615,000	THB	126,576
4.88%, 6/22/29	9,167,000	THB	362,913
3.65%, 6/20/31	9,000,000	THB	336,087
1.60%, 6/17/35	6,130,000	THB	182,913
3.40%, 6/17/36	19,285,000	THB	702,676
2.88%, 6/17/46	5,985,000	THB	200,596

Total Thailand			3,278,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2021

Investments	Principal Amount†		Value
Turkey - 2.6%
Turkey Government Bond
11.00%, 3/2/22	5,620,000	TRY	$625,046
12.20%, 1/18/23	8,000,000	TRY	862,203
16.20%, 6/14/23	2,030,000	TRY	230,508
9.00%, 7/24/24	733,000	TRY	67,836
8.00%, 3/12/25	6,257,000	TRY	535,975
12.60%, 10/1/25	815,000	TRY	79,610
10.60%, 2/11/26	2,290,000	TRY	204,981
11.00%, 2/24/27	6,586,000	TRY	581,835
10.50%, 8/11/27	4,910,000	TRY	417,726
11.70%, 11/13/30	1,905,000	TRY	161,737

Total Turkey			3,767,457

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $131,414,076)			122,560,480

SUPRANATIONAL BONDS - 8.6%
European Bank for Reconstruction & Development
6.45%, 12/13/22	7,910,000,000	IDR	568,484
European Investment Bank
7.63%, 1/12/22	18,000,000	MXN	921,717
7.50%, 7/30/23	38,000,000	MXN	1,994,712
8.13%, 12/21/26	9,740,000	ZAR	748,397
8.00%, 5/5/27(b)	24,500,000	ZAR	1,869,810
International Bank for Reconstruction & Development
8.25%, 12/21/26	12,675,000	ZAR	977,684
International Finance Corp.
5.75%, 3/2/23	40,000,000	MXN	2,024,567
7.00%, 7/20/27	20,000,000	MXN	1,025,433
7.50%, 1/18/28	37,000,000	MXN	1,950,267
5.50%, 2/28/28	44,850,000	RUB	603,877

TOTAL SUPRANATIONAL BONDS (Cost: $12,001,388)			12,684,948

REPURCHASE AGREEMENT - 4.1%

United States - 4.1%
Citigroup, Inc., tri-party repurchase agreement dated 5/28/21 (tri-party custodian: The Bank of New York Mellon Corp.), 0.01% due 6/1/21; Proceeds at maturity - $6,030,007 (fully collateralized by Fannie Mae Pool, 2.00% - 4.50% due 3/1/51; Market value including accrued interest - $6,331,926) (Cost: $6,030,000)	6,030,000		6,030,000

TOTAL INVESTMENTS IN SECURITIES - 96.0% (Cost: $149,445,464)			141,275,428
Other Assets less Liabilities - 4.0%			5,852,884

NET ASSETS - 100.0%			$147,128,312

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2021.
(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	6/16/2021	6,307,000	CNY	957,637	USD	$33,017	$—
Bank of America N.A.	6/16/2021	2,436,000	CNY	378,320	USD	4,308	—
Bank of America N.A.	6/16/2021	20,000,000	INR	266,046	USD	8,760	—
Bank of America N.A.	6/16/2021	13,630,000	INR	185,695	USD	1,586	—
Bank of America N.A.	6/16/2021	1,300,000	PLN	353,449	USD	1,465	—
Bank of America N.A.	6/16/2021	399,678	USD	29,750,000	INR	—	(9,097)
Bank of Montreal	6/16/2021	1,623,000	CNY	252,230	USD	2,698	—
Bank of Montreal	6/16/2021	9,092,000	INR	124,047	USD	880	—
Citibank N.A.	6/16/2021	6,307,000	CNY	957,100	USD	33,555	—
Citibank N.A.	6/16/2021	399,487	USD	29,750,000	INR	—	(9,287)
HSBC Holdings PLC	6/16/2021	5,000,000	TRY	621,433	USD	—	(36,434)
Morgan Stanley & Co. International	6/16/2021	6,600,000	MYR	1,595,552	USD	3,677	—
Morgan Stanley & Co. International	6/16/2021	1,000,000	MYR	241,750	USD	557	—
Morgan Stanley & Co. International	6/16/2021	13,140,000	PLN	3,396,616	USD	190,743	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2021

Morgan Stanley & Co. International	6/16/2021	312,354	USD	2,000,000	CNY	—	(1,791)
Morgan Stanley & Co. International	6/16/2021	106,699	USD	400,000	PLN	—	(2,505)
Morgan Stanley & Co. International	6/16/2021	356,480	USD	3,000,000	TRY	5,481	—
UBS AG	6/16/2021	5,936,000	CNY	900,120	USD	32,261	—
UBS AG	6/16/2021	376,026	USD	28,000,000	INR	—	(8,702)

						$318,988	$(67,816)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$122,560,480	$—	$122,560,480
Supranational Bonds	—	12,684,948	—	12,684,948
Repurchase Agreement	—	6,030,000	—	6,030,000

Total Investments in Securities	$—	$141,275,428	$—	$141,275,428

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$318,988	$—	$318,988
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(67,816)	$—	$(67,816)

Total - Net	$—	$141,526,600	$—	$141,526,600

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

May 31, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 100.0%

U.S. Treasury Notes - 100.0%
U.S. Treasury Floating Rate Notes
0.07%, 7/31/22, (3-month U.S. Treasury Bill Money Market Yield + 0.055%)*	$281,636,000	$281,787,005
0.07%, 10/31/22, (3-month U.S. Treasury Bill Money Market Yield + 0.055%)*	306,490,000	306,667,932
0.06%, 1/31/23, (3-month U.S. Treasury Bill Money Market Yield + 0.049%)*	331,391,000	331,517,419
0.05%, 4/30/23, (3-month U.S. Treasury Bill Money Market Yield + 0.034%)*	223,696,000	223,717,589

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,143,383,456)		1,143,689,945
Other Assets less Liabilities - (0.0)%		(26,951)

NET ASSETS - 100.0%		$1,143,662,994

*	Floating rate note. Coupon shown is in effect at May 31, 2021. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,143,689,945	$—	$1,143,689,945

Total Investments in Securities	$—	$1,143,689,945	$—	$1,143,689,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2021

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 97.4%

United States - 97.4%
ACCO Brands Corp.
4.25%, 3/15/29(a)	$130,000	$128,197
AdaptHealth LLC
4.63%, 8/1/29(a)	110,000	108,324
ADT Security Corp. (The)
3.50%, 7/15/22	219,000	223,557
4.88%, 7/15/32(a)	212,000	218,939
Adtalem Global Education, Inc.
5.50%, 3/1/28(a)	260,000	260,913
AECOM
5.13%, 3/15/27	142,000	157,488
Allison Transmission, Inc.
5.88%, 6/1/29(a)	535,000	583,150
Ally Financial, Inc.
5.75%, 11/20/25	156,000	179,628
8.00%, 11/1/31	343,000	486,906
AMC Networks, Inc.
5.00%, 4/1/24	245,000	248,687
4.75%, 8/1/25(b)	490,000	504,239
American Axle & Manufacturing, Inc.
6.25%, 4/1/25	314,000	325,116
AmeriGas Partners L.P.
5.63%, 5/20/24	221,000	243,745
5.50%, 5/20/25	533,000	586,209
5.75%, 5/20/27	17,000	18,896
Amkor Technology, Inc.
6.63%, 9/15/27(a)	304,000	327,958
Antero Midstream Partners L.P.
5.38%, 9/15/24	234,000	240,430
5.75%, 1/15/28(a)	587,000	605,003
Antero Resources Corp.
5.63%, 6/1/23	562,000	562,000
5.00%, 3/1/25(b)	100,000	102,637
Apache Corp.
4.75%, 4/15/43	500,000	495,140
APX Group, Inc.
6.75%, 2/15/27(a)	400,000	424,184
Aramark Services, Inc.
6.38%, 5/1/25(a)	324,000	344,866
5.00%, 2/1/28(a)	116,000	119,915
Archrock Partners L.P.
6.25%, 4/1/28(a)	397,000	412,352
ASGN, Inc.
4.63%, 5/15/28(a)	135,000	140,747
Avantor Funding, Inc.
4.63%, 7/15/28(a)	346,000	360,781
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	190,000	183,827
B&G Foods, Inc.
5.25%, 4/1/25	261,000	268,381
5.25%, 9/15/27(b)	136,000	140,866
Ball Corp.
4.00%, 11/15/23	183,000	194,754
2.88%, 8/15/30	220,000	211,710
Bally’s Corp.
6.75%, 6/1/27(a)	250,000	266,137
Bausch Health Americas, Inc.
9.25%, 4/1/26(a)	759,000	821,914
Bed Bath & Beyond, Inc.
5.17%, 8/1/44(b)	330,000	301,227
Berry Global, Inc.
4.88%, 7/15/26(a)	418,000	441,864
Black Knight InfoServ LLC
3.63%, 9/1/28(a)	261,000	256,892
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(a)	200,000	200,462
Boyd Gaming Corp.
6.38%, 4/1/26	492,000	508,507
6.00%, 8/15/26	90,000	93,699
Brink’s Co. (The)
4.63%, 10/15/27(a)	44,000	45,419
Brookfield Property REIT, Inc.
5.75%, 5/15/26(a)	463,000	486,696
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	156,000	162,564
Cable One, Inc.
4.00%, 11/15/30(a)	120,000	119,310
Catalent Pharma Solutions, Inc.
3.13%, 2/15/29(a)	80,000	77,322
CCO Holdings LLC
4.00%, 3/1/23(a)	157,000	158,765
5.75%, 2/15/26(a)	611,000	632,018
5.13%, 5/1/27(a)	297,000	311,470
5.88%, 5/1/27(a)	296,000	305,904
4.75%, 3/1/30(a)	620,000	644,013
4.50%, 8/15/30(a)	574,000	585,451
CDK Global, Inc.
5.00%, 10/15/24	10,000	11,053
5.25%, 5/15/29(a)	48,000	51,824
CDW LLC
5.50%, 12/1/24	71,000	79,430
4.13%, 5/1/25	144,000	150,683
4.25%, 4/1/28	115,000	120,606
Cedar Fair L.P.
5.50%, 5/1/25(a)	213,000	222,764
Celestial-Saturn Merger Sub, Inc.
4.50%, 5/1/28(a)	220,000	217,481
Centene Corp.
5.38%, 6/1/26(a)	375,000	390,930
4.63%, 12/15/29	250,000	270,785
3.00%, 10/15/30	580,000	581,647
Central Garden & Pet Co.
4.13%, 10/15/30	200,000	204,508
CF Industries, Inc.
3.45%, 6/1/23	292,000	304,530
5.38%, 3/15/44	244,000	286,768
Charles River Laboratories International, Inc.
4.00%, 3/15/31(a)	160,000	163,067
Charter Communications Operating LLC
3.70%, 4/1/51	390,000	367,832
3.85%, 4/1/61	80,000	74,058
Chemours Co. (The)
7.00%, 5/15/25(b)	632,000	651,820
5.38%, 5/15/27	33,000	35,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2021

Investments	Principal Amount	Value
Churchill Downs, Inc.
5.50%, 4/1/27(a)	$172,000	$179,028
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(a)	770,000	789,827
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	330,000	342,688
3.75%, 2/15/31(a)	160,000	155,267
CNX Resources Corp.
7.25%, 3/14/27(a)	288,000	309,934
CommScope Technologies LLC
6.00%, 6/15/25(a)	754,000	769,487
5.00%, 3/15/27(a)(b)	339,000	342,004
CommScope, Inc.
5.50%, 3/1/24(a)	574,000	591,966
6.00%, 3/1/26(a)	305,000	320,918
8.25%, 3/1/27(a)	300,000	320,601
Community Health Systems, Inc.
6.63%, 2/15/25(a)	632,000	665,654
8.00%, 3/15/26(a)	714,000	766,422
8.00%, 12/15/27(a)(b)	360,000	395,122
4.75%, 2/15/31(a)	1,290,000	1,267,541
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	301,000	323,888
Consolidated Communications, Inc.
6.50%, 10/1/28(a)	290,000	313,887
Continental Resources, Inc.
4.50%, 4/15/23	200,000	209,060
4.90%, 6/1/44(b)	252,000	274,090
Cornerstone Building Brands, Inc.
6.13%, 1/15/29(a)	288,000	307,823
Coty, Inc.
6.50%, 4/15/26(a)(b)	276,000	275,109
Crestwood Midstream Partners L.P.
5.63%, 5/1/27(a)	324,000	334,281
Crown Americas LLC
4.50%, 1/15/23(b)	197,000	207,870
CSC Holdings LLC
5.25%, 6/1/24	460,000	499,068
5.50%, 4/15/27(a)	260,000	273,221
7.50%, 4/1/28(a)	570,000	624,931
6.50%, 2/1/29(a)	400,000	438,208
5.75%, 1/15/30(a)	1,010,000	1,055,410
3.38%, 2/15/31(a)	210,000	196,955
CVR Partners L.P.
9.25%, 6/15/23(a)	497,000	499,172
DaVita, Inc.
3.75%, 2/15/31(a)	1,289,000	1,237,414
Del Monte Foods, Inc.
11.88%, 5/15/25(a)	158,000	181,074
Delta Air Lines, Inc.
3.63%, 3/15/22(b)	753,000	765,816
2.90%, 10/28/24	50,000	50,545
4.38%, 4/19/28	210,000	220,958
3.75%, 10/28/29(b)	44,000	43,865
Devon Energy Corp.
5.00%, 6/15/45	120,000	136,848
Diamond Sports Group LLC
5.38%, 8/15/26(a)	1,616,000	1,203,338
6.63%, 8/15/27(a)(b)	775,000	443,672
DISH DBS Corp.
5.88%, 7/15/22	911,000	948,697
5.00%, 3/15/23	227,000	236,466
5.88%, 11/15/24	993,000	1,058,320
7.75%, 7/1/26	842,000	957,160
Diversified Healthcare Trust
4.75%, 2/15/28	308,000	298,757
4.38%, 3/1/31	120,000	113,380
Dycom Industries, Inc.
4.50%, 4/15/29(a)	90,000	89,588
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	200,000	212,704
4.13%, 4/1/29(a)	70,000	70,074
Element Solutions, Inc.
3.88%, 9/1/28(a)	174,000	174,665
EMC Corp.
3.38%, 6/1/23	49,000	50,614
Encompass Health Corp.
4.75%, 2/1/30	345,000	363,602
Energizer Holdings, Inc.
4.38%, 3/31/29(a)	380,000	375,816
EnLink Midstream LLC
5.63%, 1/15/28(a)	110,000	114,655
EnLink Midstream Partners L.P.
4.40%, 4/1/24	161,000	167,388
4.15%, 6/1/25	208,000	212,788
5.45%, 6/1/47	220,000	193,032
Entercom Media Corp.
6.75%, 3/31/29(a)	150,000	152,832
EPR Properties
3.75%, 8/15/29	70,000	68,618
EQM Midstream Partners L.P.
6.50%, 7/1/27(a)	500,000	550,065
5.50%, 7/15/28	180,000	192,281
6.50%, 7/15/48(b)	500,000	531,310
ESH Hospitality, Inc.
5.25%, 5/1/25(a)	250,000	255,088
4.63%, 10/1/27(a)(b)	314,000	333,116
Fluor Corp.
4.25%, 9/15/28(b)	389,000	397,733
Ford Motor Co.
8.50%, 4/21/23	450,000	502,789
9.00%, 4/22/25	242,000	295,869
9.63%, 4/22/30	402,000	562,125
5.29%, 12/8/46	520,000	556,312
Ford Motor Credit Co. LLC
3.22%, 1/9/22(b)	70,000	70,813
3.35%, 11/1/22	90,000	92,255
4.14%, 2/15/23	660,000	686,083
3.66%, 9/8/24	20,000	20,872
4.39%, 1/8/26	10,000	10,649
4.54%, 8/1/26	180,000	194,031
Fortress Transportation & Infrastructure Investors LLC
5.50%, 5/1/28(a)	140,000	145,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2021

Investments	Principal Amount	Value
Freeport-McMoRan, Inc.
3.88%, 3/15/23	$825,000	$859,699
4.55%, 11/14/24	235,000	255,642
5.00%, 9/1/27	252,000	266,208
5.45%, 3/15/43	8,000	9,670
Gap, Inc. (The)
8.38%, 5/15/23(a)	12,000	13,602
8.63%, 5/15/25(a)	378,000	417,701
8.88%, 5/15/27(a)	111,000	129,376
Gartner, Inc.
3.75%, 10/1/30(a)	201,000	202,152
Genesis Energy L.P.
7.75%, 2/1/28	705,000	709,533
GLP Capital L.P.
4.00%, 1/15/31	224,000	238,576
Go Daddy Operating Co. LLC
3.50%, 3/1/29(a)	180,000	173,722
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/26	440,000	451,955
4.88%, 3/15/27(b)	300,000	314,076
5.25%, 7/15/31(a)	670,000	685,276
Gray Television, Inc.
5.88%, 7/15/26(a)	338,000	349,178
7.00%, 5/15/27(a)(b)	555,000	602,014
Greif, Inc.
6.50%, 3/1/27(a)(b)	258,000	271,855
Griffon Corp.
5.75%, 3/1/28	340,000	360,281
GrubHub Holdings, Inc.
5.50%, 7/1/27(a)	187,000	196,975
Hanesbrands, Inc.
4.63%, 5/15/24(a)	173,000	183,761
4.88%, 5/15/26(a)(b)	267,000	286,045
HAT Holdings I LLC
5.25%, 7/15/24(a)	293,000	302,045
HCA, Inc.
5.88%, 5/1/23	245,000	266,717
5.38%, 2/1/25	849,000	950,201
3.50%, 9/1/30	406,000	417,559
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/30	376,000	400,673
3.63%, 2/15/32(a)	370,000	363,107
HLF Financing Sarl LLC
4.88%, 6/1/29(a)	120,000	120,314
Holly Energy Partners L.P.
5.00%, 2/1/28(a)	200,000	205,198
Hologic, Inc.
3.25%, 2/15/29(a)	100,000	97,644
Horizon Therapeutics USA, Inc.
5.50%, 8/1/27(a)	110,000	116,978
Hughes Satellite Systems Corp.
5.25%, 8/1/26	257,000	286,306
6.63%, 8/1/26	242,000	269,087
iHeartCommunications, Inc.
8.38%, 5/1/27	600,000	643,212
4.75%, 1/15/28(a)	510,000	520,577
IQVIA, Inc.
5.00%, 5/15/27(a)	250,000	261,972
Iron Mountain, Inc.
4.88%, 9/15/27(a)	336,000	348,842
5.25%, 3/15/28(a)	126,000	131,888
4.50%, 2/15/31(a)	1,216,000	1,214,602
iStar, Inc.
4.25%, 8/1/25	240,000	243,317
J2 Global, Inc.
4.63%, 10/15/30(a)	245,000	250,848
JBS USA LUX S.A.
6.75%, 2/15/28(a)	140,000	153,731
6.50%, 4/15/29(a)	390,000	437,779
5.50%, 1/15/30(a)	11,000	12,137
Kaiser Aluminum Corp.
4.63%, 3/1/28(a)	168,000	172,412
4.50%, 6/1/31(a)	80,000	81,486
Kennedy-Wilson, Inc.
5.00%, 3/1/31	250,000	256,100
Kraft Heinz Foods Co.
3.75%, 4/1/30	156,000	167,341
5.00%, 7/15/35	176,000	208,373
4.63%, 10/1/39	100,000	112,169
5.20%, 7/15/45	808,000	964,081
4.38%, 6/1/46	439,000	471,192
4.88%, 10/1/49	88,000	101,090
5.50%, 6/1/50	89,000	110,732
L Brands, Inc.
5.25%, 2/1/28	300,000	326,688
7.50%, 6/15/29(b)	280,000	323,918
6.63%, 10/1/30(a)	300,000	343,437
6.75%, 7/1/36	540,000	644,836
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/27(a)	131,000	128,816
Lamar Media Corp.
3.63%, 1/15/31(a)	240,000	231,590
Lamb Weston Holdings, Inc.
4.63%, 11/1/24(a)	305,000	316,236
Lennar Corp.
4.50%, 4/30/24	100,000	109,517
Level 3 Financing, Inc.
3.63%, 1/15/29(a)	665,000	639,484
3.75%, 7/15/29(a)	280,000	270,668
Lions Gate Capital Holdings LLC
5.50%, 4/15/29(a)	290,000	300,927
LPL Holdings, Inc.
4.00%, 3/15/29(a)	140,000	139,391
Lumen Technologies, Inc.
5.80%, 3/15/22, Series T	838,000	865,310
7.50%, 4/1/24, Series Y	54,000	60,522
5.63%, 4/1/25	501,000	539,452
5.13%, 12/15/26(a)(b)	354,000	367,321
4.00%, 2/15/27(a)	246,000	249,451
Macy’s, Inc.
8.38%, 6/15/25(a)	596,000	658,830
Magic Mergeco, Inc.
7.88%, 5/1/29(a)	670,000	683,822
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25(a)	86,000	91,595
6.50%, 9/15/26	306,000	319,109
Mattel, Inc.
6.75%, 12/31/25(a)	69,000	72,700
Maxim Crane Works Holdings Capital LLC
10.13%, 8/1/24(a)	230,000	239,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2021

Investments	Principal Amount	Value
MDC Partners, Inc.
7.50%, 5/1/24(a)(c)	$397,000	$404,817
MEDNAX, Inc.
6.25%, 1/15/27(a)	247,000	262,247
MGM Growth Properties Operating Partnership L.P.
5.63%, 5/1/24	478,000	515,188
5.75%, 2/1/27	588,000	653,944
MGM Resorts International
7.75%, 3/15/22	1,074,000	1,127,582
6.00%, 3/15/23	24,000	25,680
6.75%, 5/1/25	9,000	9,650
Midwest Gaming Borrower LLC
4.88%, 5/1/29(a)	210,000	210,470
Molina Healthcare, Inc.
5.38%, 11/15/22	246,000	257,995
3.88%, 11/15/30(a)	293,000	299,238
Moog, Inc.
4.25%, 12/15/27(a)	104,000	107,331
MPH Acquisition Holdings LLC
5.75%, 11/1/28(a)	430,000	428,233
MPT Operating Partnership L.P.
5.25%, 8/1/26	622,000	642,315
MSCI, Inc.
4.00%, 11/15/29(a)	230,000	239,198
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	802,000	828,298
5.13%, 12/15/30(a)	200,000	195,154
Navient Corp.
6.50%, 6/15/22	157,000	164,564
5.50%, 1/25/23	158,000	166,015
7.25%, 9/25/23	95,000	104,460
6.13%, 3/25/24	732,000	783,489
5.88%, 10/25/24	242,000	257,614
6.75%, 6/15/26(b)	31,000	34,097
4.88%, 3/15/28	370,000	366,252
NCR Corp.
5.13%, 4/15/29(a)	330,000	338,689
6.13%, 9/1/29(a)	510,000	554,380
Newell Brands, Inc.
4.35%, 4/1/23	245,000	258,036
4.70%, 4/1/26	38,000	42,757
6.00%, 4/1/46	284,000	360,947
Newmark Group, Inc.
6.13%, 11/15/23	23,000	25,461
News Corp.
3.88%, 5/15/29(a)	150,000	151,598
Nexstar Broadcasting, Inc.
5.63%, 7/15/27(a)	683,000	723,249
4.75%, 11/1/28(a)	247,000	251,898
NextEra Energy Operating Partners L.P.
4.25%, 7/15/24(a)	305,000	323,770
4.25%, 9/15/24(a)	55,000	58,432
Nielsen Finance LLC
5.88%, 10/1/30(a)	491,000	532,504
Nordstrom, Inc.
5.00%, 1/15/44(b)	578,000	566,972
NRG Energy, Inc.
7.25%, 5/15/26	511,000	530,852
5.25%, 6/15/29(a)	388,000	409,899
3.63%, 2/15/31(a)	220,000	211,473
NuStar Logistics L.P.
5.63%, 4/28/27	344,000	365,380
6.38%, 10/1/30	180,000	197,298
Occidental Petroleum Corp.
2.70%, 2/15/23	82,000	82,640
2.90%, 8/15/24	726,000	725,826
3.50%, 6/15/25	252,000	252,577
3.40%, 4/15/26	123,000	120,594
7.50%, 5/1/31(b)	440,000	523,578
6.45%, 9/15/36	288,000	324,395
4.10%, 2/15/47	481,000	393,602
4.40%, 8/15/49	842,000	714,715
Oceaneering International, Inc.
4.65%, 11/15/24	200,000	200,648
Olin Corp.
5.13%, 9/15/27	424,000	442,881
5.00%, 2/1/30	285,000	301,809
OneMain Finance Corp.
6.13%, 5/15/22	327,000	340,901
6.13%, 3/15/24	251,000	270,676
8.88%, 6/1/25	136,000	150,136
7.13%, 3/15/26	422,000	491,634
5.38%, 11/15/29	382,000	408,308
4.00%, 9/15/30	520,000	504,358
Organon Finance 1 LLC
5.13%, 4/30/31(a)	1,140,000	1,172,399
Outfront Media Capital LLC
4.63%, 3/15/30(a)	343,000	342,595
Owens & Minor, Inc.
4.50%, 3/31/29(a)	110,000	110,967
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/23(a)(b)	604,000	651,197
Par Pharmaceutical, Inc.
7.50%, 4/1/27(a)	939,000	959,508
Park Intermediate Holdings LLC
5.88%, 10/1/28(a)	250,000	267,252
4.88%, 5/15/29(a)	60,000	62,285
Party City Holdings, Inc.
8.75%, 2/15/26(a)	160,000	169,693
Patterson-UTI Energy, Inc.
3.95%, 2/1/28(b)	199,000	197,675
PBF Holding Co. LLC
9.25%, 5/15/25(a)	166,000	171,143
7.25%, 6/15/25(b)	452,000	368,213
6.00%, 2/15/28	470,000	347,255
PBF Logistics L.P.
6.88%, 5/15/23(b)	363,000	361,058
Pilgrim’s Pride Corp.
5.88%, 9/30/27(a)	231,000	245,934
4.25%, 4/15/31(a)	190,000	192,290
Plains All American Pipeline L.P.
4.90%, 2/15/45	230,000	239,241
Plantronics, Inc.
4.75%, 3/1/29(a)	140,000	133,613
Post Holdings, Inc.
5.75%, 3/1/27(a)	552,000	578,778
5.63%, 1/15/28(a)(b)	570,000	602,319
4.63%, 4/15/30(a)	681,000	686,666
4.50%, 9/15/31(a)	280,000	277,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2021

Investments	Principal Amount	Value
Prestige Brands, Inc.
3.75%, 4/1/31(a)	$150,000	$144,399
Prime Healthcare Services, Inc.
7.25%, 11/1/25(a)	349,000	374,062
Prime Security Services Borrower LLC
5.25%, 4/15/24(a)	625,000	667,119
5.75%, 4/15/26(a)	378,000	413,502
6.25%, 1/15/28(a)	527,000	545,535
PTC, Inc.
4.00%, 2/15/28(a)	250,000	256,010
Qorvo, Inc.
4.38%, 10/15/29	192,000	209,372
QVC, Inc.
4.38%, 3/15/23	115,000	121,184
4.85%, 4/1/24	247,000	268,321
4.45%, 2/15/25	272,000	289,941
4.75%, 2/15/27	35,000	36,976
Rackspace Technology Global, Inc.
3.50%, 2/15/28(a)	270,000	260,439
Radian Group, Inc.
6.63%, 3/15/25	143,000	161,777
Realogy Group LLC
9.38%, 4/1/27(a)	613,000	683,900
5.75%, 1/15/29(a)	150,000	156,953
Renewable Energy Group, Inc.
5.88%, 6/1/28(a)	70,000	72,909
RHP Hotel Properties L.P.
4.50%, 2/15/29(a)	260,000	259,376
Sabre GLBL, Inc.
9.25%, 4/15/25(a)	273,000	320,005
Sally Holdings LLC
5.63%, 12/1/25	166,000	171,149
SBA Communications Corp.
3.13%, 2/1/29(a)	80,000	76,837
Scientific Games International, Inc.
8.25%, 3/15/26(a)	921,000	991,825
7.00%, 5/15/28(a)	252,000	273,176
7.25%, 11/15/29(a)	272,000	301,746
Scotts Miracle-Gro Co. (The)
4.00%, 4/1/31(a)	80,000	78,994
Scripps Escrow II, Inc.
5.38%, 1/15/31(a)	260,000	261,024
Scripps Escrow, Inc.
5.88%, 7/15/27(a)	303,000	313,723
Select Medical Corp.
6.25%, 8/15/26(a)	487,000	515,212
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	250,000	244,788
Service Corp. International
4.63%, 12/15/27	442,000	467,830
3.38%, 8/15/30	130,000	126,370
Service Properties Trust
7.50%, 9/15/25	511,000	570,531
Silgan Holdings, Inc.
4.13%, 2/1/28	154,000	159,469
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)(b)	183,000	183,121
4.13%, 12/1/30(a)	240,000	234,454
Sirius XM Radio, Inc.
3.88%, 8/1/22(a)	220,000	221,126
4.63%, 7/15/24(a)	447,000	458,930
5.50%, 7/1/29(a)	510,000	550,927
4.13%, 7/1/30(a)	350,000	351,491
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(a)	296,000	319,417
Spectrum Brands, Inc.
5.75%, 7/15/25	152,000	156,080
3.88%, 3/15/31(a)	100,000	97,687
Spirit AeroSystems, Inc.
7.50%, 4/15/25(a)	424,000	453,349
4.60%, 6/15/28	313,000	303,688
Sprint Communications, Inc.
6.00%, 11/15/22	520,000	553,202
Sprint Corp.
7.88%, 9/15/23	501,000	567,808
7.13%, 6/15/24	250,000	288,237
7.63%, 3/1/26	177,000	215,535
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	463,000	491,025
SSL Robotics LLC
9.75%, 12/31/23(a)	458,000	507,047
Starwood Property Trust, Inc.
5.00%, 12/15/21	133,000	134,084
Station Casinos LLC
4.50%, 2/15/28(a)	120,000	121,532
Stericycle, Inc.
5.38%, 7/15/24(a)	458,000	472,138
Suburban Propane Partners L.P.
5.00%, 6/1/31(a)	240,000	242,974
Summit Materials LLC
5.25%, 1/15/29(a)	200,000	211,690
SunCoke Energy Partners L.P.
7.50%, 6/15/25(a)	285,000	295,271
Sunoco L.P.
4.50%, 5/15/29(a)	118,000	117,351
Syneos Health, Inc.
3.63%, 1/15/29(a)	90,000	88,198
T-Mobile USA, Inc.
4.00%, 4/15/22	548,000	561,114
2.88%, 2/15/31	430,000	415,840
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	228,000	245,155
TEGNA, Inc.
4.63%, 3/15/28	288,000	294,612
5.00%, 9/15/29	536,000	549,459
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)	160,000	160,366
Tenet Healthcare Corp.
6.75%, 6/15/23	567,000	616,352
4.63%, 7/15/24	438,000	444,128
4.63%, 9/1/24(a)	330,000	338,656
5.13%, 5/1/25	300,000	304,425
4.88%, 1/1/26(a)	358,000	370,491
6.25%, 2/1/27(a)	192,000	200,809
6.13%, 10/1/28(a)	554,000	579,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2021

Investments	Principal Amount	Value
Tenneco, Inc.
5.00%, 7/15/26(b)	$301,000	$299,269
7.88%, 1/15/29(a)	390,000	437,592
Terex Corp.
5.00%, 5/15/29(a)	100,000	104,086
TerraForm Power Operating LLC
4.25%, 1/31/23(a)	602,000	620,072
4.75%, 1/15/30(a)	320,000	327,501
TransDigm, Inc.
8.00%, 12/15/25(a)	56,000	60,609
6.25%, 3/15/26(a)	469,000	495,794
6.38%, 6/15/26	560,000	580,563
7.50%, 3/15/27	328,000	350,796
5.50%, 11/15/27	73,000	75,879
4.88%, 5/1/29(a)	1,050,000	1,041,138
Transocean, Inc.
11.50%, 1/30/27(a)	806,000	803,276
Travel & Leisure Co.
6.63%, 7/31/26(a)	90,000	103,135
TreeHouse Foods, Inc.
4.00%, 9/1/28	70,000	69,692
TriNet Group, Inc.
3.50%, 3/1/29(a)	70,000	68,095
Tronox, Inc.
4.63%, 3/15/29(a)	320,000	327,984
TTM Technologies, Inc.
4.00%, 3/1/29(a)	70,000	69,476
Tutor Perini Corp.
6.88%, 5/1/25(a)(b)	230,000	238,292
United Rentals North America, Inc.
5.50%, 5/15/27	193,000	204,354
3.88%, 11/15/27	185,000	194,701
4.88%, 1/15/28	243,000	256,895
5.25%, 1/15/30	343,000	375,009
3.88%, 2/15/31	80,000	80,650
Uniti Group L.P.
7.13%, 12/15/24(a)	576,000	593,683
7.88%, 2/15/25(a)	824,000	883,987
4.75%, 4/15/28(a)	340,000	337,695
Urban One, Inc.
7.38%, 2/1/28(a)	240,000	254,350
US Foods, Inc.
4.75%, 2/15/29(a)	330,000	329,396
USA Compression Partners L.P.
6.88%, 4/1/26	342,000	359,336
Valvoline, Inc.
3.63%, 6/15/31(a)	200,000	194,492
Vector Group Ltd.
5.75%, 2/1/29(a)	350,000	353,972
VeriSign, Inc.
5.25%, 4/1/25	1,000	1,138
4.75%, 7/15/27	38,000	40,500
ViacomCBS, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(c)	497,800	508,473
VICI Properties LP
3.50%, 2/15/25(a)	358,000	364,931
3.75%, 2/15/27(a)	152,000	153,952
4.13%, 8/15/30(a)	308,000	312,937
Victors Merger Corp.
6.38%, 5/15/29(a)	170,000	168,892
Vine Energy Holdings LLC
6.75%, 4/15/29(a)	300,000	303,918
Vista Outdoor, Inc.
4.50%, 3/15/29(a)	120,000	119,954
Vistra Operations Co. LLC
5.63%, 2/15/27(a)	500,000	520,220
5.00%, 7/31/27(a)	229,000	234,782
4.38%, 5/1/29(a)	450,000	452,695
W&T Offshore, Inc.
9.75%, 11/1/23(a)	433,000	381,638
WESCO Distribution, Inc.
7.25%, 6/15/28(a)	839,000	932,423
Western Digital Corp.
4.75%, 2/15/26(b)	469,000	522,067
Western Midstream Operating L.P.
5.30%, 2/1/30	266,000	293,510
5.30%, 3/1/48	650,000	670,423
William Carter Co. (The)
5.63%, 3/15/27(a)	326,000	341,974
Williams Scotsman International, Inc.
4.63%, 8/15/28(a)	110,000	112,990
Xerox Corp.
4.38%, 3/15/23	58,000	60,481
Xerox Holdings Corp.
5.50%, 8/15/28(a)	551,000	573,233
XPO Logistics, Inc.
6.75%, 8/15/24(a)	519,000	543,258
6.25%, 5/1/25(a)	341,000	364,567
Yum! Brands, Inc.
7.75%, 4/1/25(a)	209,000	227,699
3.63%, 3/15/31	80,000	79,093

TOTAL U.S. CORPORATE BONDS (Cost: $140,920,857)		143,826,333

FOREIGN CORPORATE BONDS - 0.6%

Canada - 0.3%
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	198,000	199,675
Primo Water Holdings, Inc.
4.38%, 4/30/29(a)	210,000	210,485

Total Canada		410,160

Germany - 0.3%
Deutsche Bank AG
4.88%, 12/1/32, (4.875% fixed rate until 12/1/27; 5-year U.S. dollar ICE Swap Rate + 2.553% thereafter)(c)	470,000	509,339

TOTAL FOREIGN CORPORATE BONDS (Cost: $895,808)		919,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2021

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%

United States - 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%(d) (Cost: $3,747,828)	3,747,828	$3,747,828

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $145,564,493)		148,493,660
Other Assets less Liabilities - (0.5)%		(786,741)

NET ASSETS - 100.0%		$147,706,919

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at May 31, 2021. At May 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,726,072. The Fund also had securities on loan having a total market value of $1,388,771 that were sold and pending settlement. The total market value of the collateral held by the Fund was $9,486,683. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,738,855.

(c)	Rate shown reflects the accrual rate as of May 31, 2021 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of May 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	137	9/30/21	$(30,240,610)	$(8,563)
5 Year U.S. Treasury Note	626	9/30/21	(77,531,078)	(80,970)
U.S. Treasury Long Bond	1	9/21/21	(156,531)	(409)
U.S. Treasury Ultra Long Term Bond	4	9/21/21	(741,000)	(3,500)
Ultra 10 Year U.S. Treasury Note	88	9/21/21	(12,755,875)	(29,184)

			$(121,425,094)	$(122,626)

Long Exposure
10 Year U.S. Treasury Note	13	9/21/21	$1,715,187	$2,742

			$1,715,187	$2,742

Total - Net			$(119,709,907)	$(119,884)

†	As of May 31, 2021, deposits at broker for futures contracts of $851,192 included cash collateral of $910,652 and previously settled variation margin losses on open futures contracts of $59,460.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$143,826,333	$—	$143,826,333
Foreign Corporate Bonds	—	919,499	—	919,499
Investment of Cash Collateral for Securities Loaned	—	3,747,828	—	3,747,828

Total Investments in Securities	$—	$148,493,660	$—	$148,493,660

Financial Derivative Instruments
Futures Contracts[1]	$2,742	$—	$—	$2,742
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(122,626)	$—	$—	$(122,626)

Total - Net	$(119,884)	$148,493,660	$—	$148,373,776

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 28.3%

Federal Home Loan Bank - 0.2%
3.38%, 9/8/23	$70,000	$75,043
3.38%, 12/8/23	65,000	70,106
1.50%, 8/15/24	85,000	88,117
3.25%, 11/16/28	65,000	73,977
5.50%, 7/15/36	15,000	21,756

Total Federal Home Loan Bank		328,999

Federal Home Loan Mortgage Corporation - 6.2%
2.38%, 1/13/22	155,000	157,243
3.00%, 4/1/27	28,156	29,692
3.00%, 7/1/27	47,825	50,420
2.50%, 3/1/28	25,528	26,691
2.50%, 4/1/28	65,007	68,044
3.50%, 1/1/29	25,132	27,016
2.50%, 6/1/29	44,523	46,644
3.00%, 8/1/29	24,098	25,513
2.50%, 1/1/30	25,849	27,080
2.50%, 2/1/30	37,436	39,207
3.00%, 4/1/30	39,699	42,022
2.50%, 5/1/30	150,568	157,663
3.00%, 3/1/31	114,600	121,201
2.50%, 12/1/31	40,619	42,628
3.00%, 12/1/31	37,324	39,479
3.00%, 7/1/32	257,283	271,836
6.25%, 7/15/32	294,000	428,767
3.50%, 9/1/32	115,832	124,244
2.50%, 11/1/32	20,597	21,573
3.00%, 1/1/33	19,249	20,337
4.00%, 11/1/33	14,894	15,879
4.00%, 5/1/34	35,354	38,500
3.50%, 8/1/34	19,389	20,776
3.00%, 3/1/35	54,183	57,058
3.00%, 5/1/35	32,310	34,126
3.50%, 6/1/35	25,347	27,210
2.50%, 8/1/35	104,301	108,945
2.00%, 9/1/35	83,258	86,073
2.50%, 10/1/35	82,641	86,421
2.50%, 1/1/36	47,687	50,327
1.50%, 5/1/36	24,866	25,221
4.00%, 10/1/37	47,852	52,103
5.50%, 4/1/38	30,018	35,056
2.00%, 11/1/40	47,150	48,111
4.50%, 12/1/40	40,248	44,686
1.50%, 1/1/41	107,000	106,480
2.00%, 1/1/41	24,294	24,788
2.00%, 2/1/41	49,031	50,031
4.00%, 2/1/41	181,544	199,777
2.00%, 3/1/41	73,998	75,577
2.00%, 4/1/41	173,528	177,231
3.50%, 3/1/42	38,171	41,115
3.50%, 6/1/42	471,318	507,643
3.00%, 6/1/43	47,870	50,896
3.00%, 7/1/43	65,999	70,449
3.00%, 8/1/43	73,922	78,596
4.00%, 12/1/43	13,933	15,271
3.00%, 1/1/44	71,843	76,394
3.50%, 9/1/44	65,846	71,014
4.00%, 9/1/44	44,407	48,406
3.50%, 1/1/45	24,342	26,144
4.50%, 7/1/45	23,782	26,404
3.50%, 8/1/45	41,717	44,511
4.00%, 8/1/45	25,879	28,123
3.50%, 9/1/45	53,160	56,709
4.00%, 11/1/45	27,887	30,306
3.00%, 1/1/46	318,172	335,848
3.50%, 3/1/46	28,821	30,742
3.00%, 4/1/46	8,879	9,345
3.50%, 4/1/46	48,950	52,189
3.00%, 5/1/46	105,690	111,990
3.50%, 5/1/46	12,905	13,758
3.00%, 9/1/46	255,137	268,641
4.50%, 9/1/46	59,208	66,021
3.00%, 10/1/46	53,262	56,083
3.00%, 11/1/46	50,800	53,468
4.00%, 11/1/46	16,986	18,415
3.50%, 12/1/46	65,595	69,910
3.00%, 2/1/47	10,953	11,528
3.50%, 2/1/47	117,080	124,826
4.00%, 2/1/47	14,151	15,341
4.50%, 4/1/47	14,085	15,323
3.50%, 5/1/47	12,901	13,667
4.50%, 5/1/47	23,106	25,137
4.00%, 7/1/47	82,719	88,831
3.50%, 8/1/47	72,615	76,928
4.00%, 8/1/47	35,155	37,745
3.00%, 10/1/47	42,951	45,016
3.50%, 10/1/47	92,161	97,635
3.50%, 11/1/47	236,429	254,490
4.00%, 2/1/48	30,723	32,987
4.00%, 7/1/48	119,970	131,050
4.00%, 8/1/48	86,488	93,458
3.00%, 11/1/48	305,748	321,802
5.00%, 3/1/49	62,532	68,620
3.50%, 7/1/49	388,200	414,722
3.50%, 8/1/49	243,263	258,885
3.50%, 10/1/49	117,089	125,088
5.00%, 10/1/49	25,314	27,779
3.00%, 12/1/49	403,536	425,954
3.00%, 1/1/50	97,530	102,949
3.00%, 2/1/50	85,055	89,525
3.00%, 4/1/50	122,307	129,542
3.50%, 4/1/50	177,951	190,615
2.50%, 5/1/50	163,460	169,434
2.50%, 6/1/50	258,187	267,845
3.00%, 6/1/50	758,423	799,265
2.50%, 7/1/50	351,850	365,167
2.50%, 8/1/50	125,205	129,914
2.00%, 9/1/50	71,597	72,520
2.00%, 10/1/50	33,608	34,041
2.50%, 10/1/50	141,842	147,347
1.50%, 12/1/50	73,836	72,522
2.00%, 1/1/51	195,763	198,152
2.50%, 1/1/51	96,173	99,652
3.00%, 1/1/51	139,724	146,456
2.00%, 2/1/51	424,253	429,380
2.00%, 3/1/51	148,330	150,242
2.50%, 3/1/51	147,562	152,912
1.50%, 4/1/51	297,905	292,730
2.00%, 5/1/51	249,240	252,178

Total Federal Home Loan Mortgage Corporation		12,389,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
Federal National Mortgage Association - 11.6%
4.00%, 9/1/25	$15,650	$16,726
5.50%, 10/1/25	26,553	28,732
4.00%, 7/1/26	4,286	4,573
1.88%, 9/24/26	764,000	805,103
3.50%, 10/1/26	32,581	34,826
3.00%, 11/1/26	22,901	24,142
3.50%, 12/1/26	6,713	7,176
3.00%, 6/1/27	52,954	55,914
3.00%, 9/1/27	25,266	26,639
2.50%, 8/1/28	20,910	21,857
3.00%, 9/1/28	45,834	48,382
3.00%, 11/1/28	10,791	11,398
3.00%, 7/1/29	42,030	44,433
7.25%, 5/15/30	100,000	147,363
0.88%, 8/5/30	35,000	32,850
3.00%, 9/1/30	22,529	23,840
3.50%, 4/1/31	24,921	26,754
2.50%, 6/1/31	18,364	19,267
2.50%, 7/1/31	19,388	20,341
2.50%, 10/1/31	454,354	476,700
3.50%, 11/1/31	51,843	55,711
2.50%, 4/1/32	22,796	23,951
3.50%, 4/1/32	37,638	40,217
2.50%, 9/1/32	62,688	65,983
3.00%, 10/1/32	72,180	76,249
3.50%, 11/1/32	64,771	69,453
2.50%, 12/1/32	10,632	11,133
2.50%, 1/1/33	65,567	68,662
3.50%, 1/1/33	21,812	23,389
3.50%, 2/1/33	49,083	52,700
3.00%, 4/1/33	37,343	39,400
3.00%, 6/1/33	52,734	56,030
6.00%, 2/1/34	41,662	48,541
4.00%, 3/1/34	48,041	51,343
2.50%, 5/1/34	33,614	35,088
3.00%, 6/1/34	14,965	15,759
4.00%, 8/1/34	12,787	13,925
3.00%, 1/1/35	16,538	17,416
2.50%, 5/1/35	31,690	33,092
2.00%, 7/1/35	77,175	79,784
2.50%, 7/1/35	74,812	78,120
2.50%, 8/1/35	71,802	75,255
2.00%, 9/1/35	19,875	20,547
2.50%, 9/1/35	40,454	42,287
3.50%, 9/1/35	36,392	39,058
1.50%, 10/1/35	52,645	53,347
2.00%, 10/1/35	93,269	96,459
1.50%, 11/1/35	23,504	23,817
1.50%, 12/1/35	155,951	158,029
2.00%, 12/1/35	431,864	446,610
3.50%, 1/1/36	12,692	13,621
2.50%, 2/1/36	23,433	24,570
1.50%, 3/1/36	24,463	24,789
2.00%, 3/1/36	98,877	102,371
1.50%, 4/1/36	258,204	261,710
2.00%, 5/1/36	50,000	51,730
3.00%, 6/1/36	64,781	68,404
3.50%, 7/1/36	31,517	33,718
3.00%, 9/1/36	139,548	147,353
3.00%, 11/1/36	68,387	73,004
3.00%, 2/1/37	53,360	56,345
3.50%, 7/1/37	30,743	32,694
5.50%, 8/1/37	249,576	288,496
3.50%, 4/1/38	17,788	18,901
4.50%, 9/1/39	15,016	16,691
2.50%, 3/1/40	37,331	38,737
3.00%, 4/1/40	58,413	61,352
2.50%, 5/1/40	29,862	30,987
3.00%, 6/1/40	24,126	25,337
4.50%, 8/1/40	28,843	32,009
2.00%, 9/1/40	21,907	22,351
2.50%, 9/1/40	63,060	65,436
5.50%, 9/1/40	51,607	60,353
2.00%, 11/1/40	47,183	48,137
2.50%, 12/1/40	47,786	49,585
1.50%, 3/1/41	24,674	24,588
2.00%, 3/1/41	24,660	25,183
2.50%, 3/1/41	49,446	51,665
2.00%, 4/1/41	24,806	25,335
1.50%, 5/1/41	74,694	74,450
2.50%, 5/1/41	84,704	88,177
2.00%, 6/1/41	75,000	76,595
3.50%, 6/1/42	10,010	10,778
4.00%, 7/1/42	67,586	74,265
4.00%, 9/1/42	202,677	222,932
3.00%, 1/1/43	73,577	78,425
3.00%, 4/1/43	59,013	62,727
3.00%, 5/1/43	131,014	139,259
3.50%, 5/1/43	18,027	19,435
3.00%, 6/1/43	86,895	92,710
4.00%, 6/1/43	6,370	6,999
3.00%, 8/1/43	241,232	256,760
3.50%, 8/1/43	146,173	157,595
4.00%, 11/1/43	12,074	13,233
3.00%, 2/1/44	53,017	56,346
4.00%, 2/1/44	82,907	90,865
4.50%, 2/1/44	115,741	129,454
4.50%, 5/1/44	10,058	11,164
4.00%, 9/1/44	58,301	63,534
4.00%, 10/1/44	93,307	101,682
3.50%, 2/1/45	89,391	96,253
5.00%, 2/1/45	49,204	55,686
3.50%, 3/1/45	53,644	57,216
3.50%, 4/1/45	58,520	62,950
3.50%, 6/1/45	97,439	104,930
3.50%, 12/1/45	154,982	165,301
3.00%, 1/1/46	79,349	83,748
3.50%, 1/1/46	129,175	137,776
3.50%, 2/1/46	30,042	32,043
3.50%, 4/1/46	10,597	11,293
3.00%, 5/1/46	67,315	70,859
3.50%, 5/1/46	23,701	25,256
4.50%, 5/1/46	59,644	65,279
3.50%, 6/1/46	125,163	133,372
4.00%, 7/1/46	17,504	18,971
3.00%, 9/1/46	54,717	57,597
3.00%, 10/1/46	18,195	19,153
4.00%, 10/1/46	18,717	20,303
2.50%, 11/1/46	12,069	12,542
3.00%, 11/1/46	128,212	135,241
3.50%, 11/1/46	18,734	19,981
4.50%, 11/1/46	30,484	33,949
3.00%, 1/1/47	42,398	44,630
4.00%, 1/1/47	154,303	167,234
3.00%, 2/1/47	23,007	24,219
4.00%, 2/1/47	16,598	17,989
4.00%, 3/1/47	15,383	16,512
4.00%, 5/1/47	40,766	43,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
4.00%, 8/1/47	$53,863	$58,300
3.50%, 11/1/47	15,999	16,945
4.50%, 11/1/47	100,448	109,238
3.00%, 12/1/47	85,364	89,857
3.50%, 12/1/47	61,011	64,619
3.50%, 1/1/48	135,155	145,200
3.00%, 4/1/48	69,533	73,909
4.00%, 4/1/48	333,552	360,399
4.50%, 5/1/48	31,423	33,972
4.50%, 6/1/48	351,665	380,186
4.50%, 7/1/48	58,575	63,149
4.00%, 8/1/48	35,618	38,002
4.00%, 9/1/48	484,287	523,267
4.50%, 9/1/48	24,006	25,881
4.00%, 11/1/48	31,679	34,596
4.00%, 1/1/49	71,948	77,231
5.00%, 5/1/49	80,590	88,706
4.00%, 6/1/49	132,888	143,584
4.50%, 7/1/49	25,183	27,329
3.00%, 9/1/49	170,461	180,495
4.00%, 9/1/49	193,477	208,138
3.00%, 10/1/49	105,965	111,531
4.00%, 10/1/49	242,826	259,092
2.50%, 1/1/50	90,599	93,826
3.00%, 1/1/50	66,108	69,291
3.50%, 1/1/50	142,643	151,790
4.50%, 1/1/50	149,906	162,827
3.00%, 3/1/50	69,976	74,095
4.00%, 3/1/50	112,638	121,964
4.50%, 3/1/50	143,299	155,525
5.00%, 3/1/50	279,029	306,027
3.00%, 4/1/50	144,304	150,729
3.50%, 4/1/50	819,472	874,190
3.50%, 5/1/50	208,289	222,141
4.50%, 5/1/50	133,569	144,155
2.50%, 6/1/50	794,533	823,686
4.00%, 6/1/50	258,180	278,346
2.50%, 7/1/50	290,595	301,390
3.00%, 7/1/50	216,846	227,952
2.50%, 8/1/50	161,341	167,237
3.00%, 8/1/50	37,460	40,005
2.00%, 9/1/50	248,936	251,771
2.50%, 9/1/50	273,391	283,894
2.00%, 10/1/50	388,444	393,580
1.50%, 12/1/50	97,654	95,933
2.00%, 12/1/50	326,524	330,361
2.50%, 12/1/50	413,936	430,062
3.00%, 12/1/50	101,360	106,187
2.00%, 1/1/51	98,519	99,721
2.50%, 1/1/51	512,095	532,085
2.00%, 2/1/51	261,868	264,989
2.50%, 2/1/51	612,106	635,289
3.00%, 2/1/51	512,822	538,916
1.50%, 3/1/51	34,567	33,967
2.00%, 3/1/51	695,202	704,919
1.50%, 4/1/51	84,425	82,958
2.00%, 4/1/51	895,953	907,182
2.00%, 5/1/51	746,922	757,026
3.00%, 5/1/51	149,790	158,256
2.00%, 6/1/51	250,000	253,070

Total Federal National Mortgage Association		23,464,219

Government National Mortgage Association - 6.1%
3.00%, 4/20/33	39,008	41,177
3.00%, 11/20/42	197,728	210,790
5.00%, 2/20/43	28,792	32,450
3.50%, 3/20/43	146,208	157,305
4.00%, 5/20/43	30,309	33,298
4.00%, 6/20/43	58,215	63,956
3.00%, 8/20/43	134,262	142,954
5.00%, 4/20/44	64,004	72,813
3.50%, 7/20/44	81,383	87,405
4.00%, 7/20/44	17,412	18,928
5.00%, 7/20/44	11,943	13,587
3.50%, 8/20/44	102,935	110,552
5.00%, 8/20/44	10,948	12,454
3.00%, 9/20/44	48,142	51,040
4.50%, 9/20/44	41,394	45,727
3.00%, 1/20/45	17,949	19,030
4.00%, 4/20/45	104,668	113,781
3.00%, 7/20/45	134,851	142,919
3.50%, 11/20/45	83,986	89,804
3.00%, 12/20/45	102,249	108,367
3.50%, 12/20/45	151,158	161,628
4.50%, 12/20/45	40,029	44,219
3.50%, 1/20/46	284,317	304,010
3.00%, 5/20/46	17,152	18,084
3.00%, 9/20/46	166,241	175,272
3.50%, 9/20/46	93,126	99,447
3.00%, 10/20/46	25,168	26,535
3.00%, 12/20/46	12,120	12,779
4.00%, 12/20/46	29,502	31,889
4.00%, 1/20/47	27,003	29,188
4.50%, 1/20/47	33,688	37,346
3.00%, 2/20/47	243,967	257,220
3.50%, 2/20/47	34,155	36,473
3.50%, 4/20/47	48,975	51,986
3.00%, 5/20/47	52,848	55,723
4.00%, 7/20/47	35,263	37,869
4.00%, 8/20/47	29,548	31,732
3.50%, 9/20/47	81,993	87,036
4.50%, 10/20/47	13,774	14,938
3.50%, 1/20/48	177,090	189,324
4.00%, 1/20/48	15,250	16,377
3.00%, 2/20/48	78,690	82,970
3.50%, 3/20/48	28,587	30,344
3.50%, 4/20/48	49,957	52,913
4.50%, 6/20/48	32,409	35,032
3.50%, 7/20/48	53,039	56,178
4.00%, 9/20/48	48,260	51,543
4.50%, 9/20/48	30,156	32,523
4.50%, 1/20/49	32,065	34,446
3.50%, 3/20/49	14,226	15,068
4.50%, 3/20/49	15,085	16,205
5.00%, 3/20/49	28,217	30,807
4.00%, 4/20/49	23,704	25,244
4.50%, 6/20/49	95,329	102,046
3.00%, 8/20/49	26,877	28,161
3.00%, 9/20/49	469,540	491,354
4.00%, 10/20/49	66,035	70,203
3.00%, 11/15/49	17,372	18,184
3.00%, 1/20/50	12,689	13,252
3.50%, 1/20/50	11,271	11,875
4.50%, 1/20/50	24,955	26,727
3.00%, 2/20/50	49,980	52,168
4.00%, 2/20/50	358,969	381,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
3.00%, 5/20/50	$187,611	$195,840
3.00%, 6/20/50	87,157	91,054
3.50%, 7/20/50	244,488	258,643
5.00%, 7/20/50	105,974	116,238
2.00%, 8/20/50	187,450	190,919
2.50%, 8/20/50	98,259	101,817
3.00%, 8/20/50	451,393	471,778
3.50%, 8/20/50	183,193	193,878
4.00%, 8/20/50	76,488	81,316
2.50%, 9/20/50	94,920	98,358
4.00%, 9/20/50	86,256	91,488
4.50%, 9/20/50	127,820	137,208
3.50%, 10/20/50	45,531	47,971
4.50%, 10/20/50	89,660	96,465
3.00%, 11/20/50	142,703	149,207
2.00%, 12/20/50	244,897	249,428
2.50%, 12/20/50	97,754	101,294
3.50%, 12/20/50	323,187	342,316
2.00%, 3/20/51	397,244	404,615
2.50%, 3/20/51	619,666	642,666
2.00%, 6/1/51(a)	1,000,000	1,017,566
2.50%, 6/1/51(a)	1,300,000	1,346,720
3.00%, 6/1/51(a)	25,000	26,092
3.50%, 6/1/51(a)	225,000	236,753
4.00%, 6/1/51(a)	175,000	185,836
2.00%, 7/1/51(a)	325,000	330,162
2.50%, 7/1/51(a)	100,000	103,401
3.00%, 7/1/51(a)	75,000	78,253

Total Government National Mortgage Association		12,333,787

Tennessee Valley Authority - 0.1%
5.25%, 9/15/39	180,000	251,622

Uniform Mortgage-Backed Securities - 4.1%
1.50%, 6/1/36(a)	325,000	329,142
2.00%, 6/1/36(a)	875,000	904,364
2.50%, 6/1/36(a)	50,000	52,220
1.50%, 7/1/36(a)	175,000	176,940
2.00%, 7/1/36(a)	150,000	154,792
1.50%, 6/1/51(a)	950,000	932,493
2.00%, 6/1/51(a)	3,275,000	3,309,994
2.50%, 6/1/51(a)	1,000,000	1,035,955
3.50%, 6/1/51(a)	75,000	79,229
4.00%, 6/1/51(a)	50,000	53,464
4.50%, 6/1/51(a)	100,000	107,949
1.50%, 7/1/51(a)	125,000	122,451
2.00%, 7/1/51(a)	750,000	755,874
2.50%, 7/1/51(a)	275,000	284,115

Total Uniform Mortgage-Backed Securities		8,298,982

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $56,608,535)		57,066,876

U.S. GOVERNMENT OBLIGATIONS - 37.3%

U.S. Treasury Bonds - 7.7%
7.63%, 11/15/22	188,000	208,566
6.88%, 8/15/25	277,000	349,323
5.25%, 2/15/29	259,000	333,604
1.63%, 8/15/29	541,000	550,129
6.13%, 8/15/29	75,000	102,961
6.25%, 5/15/30	244,000	343,106
0.63%, 8/15/30	715,000	659,308
5.38%, 2/15/31	128,500	173,455
4.50%, 2/15/36	322,000	433,065
4.75%, 2/15/37	100,000	139,039
5.00%, 5/15/37	128,000	182,790
4.38%, 2/15/38	200,000	269,281
4.50%, 5/15/38	24,000	32,786
3.50%, 2/15/39	122,000	148,954
4.25%, 5/15/39	110,000	147,013
4.50%, 8/15/39	92,000	126,723
4.38%, 11/15/39	106,000	144,036
4.63%, 2/15/40	57,000	79,911
4.38%, 5/15/40	25,000	34,104
1.13%, 8/15/40	700,000	583,516
1.38%, 11/15/40	620,000	539,884
4.25%, 11/15/40	5,000	6,728
1.88%, 2/15/41	450,000	427,746
2.25%, 5/15/41	100,000	101,119
3.75%, 8/15/41	150,000	189,926
3.13%, 11/15/41	150,000	174,106
3.13%, 2/15/42	100,000	116,234
3.00%, 5/15/42	100,000	113,953
2.75%, 8/15/42	150,000	164,449
2.75%, 11/15/42	250,000	273,789
3.13%, 2/15/43	200,000	232,438
2.88%, 5/15/43	271,000	302,864
3.63%, 8/15/43	152,500	191,149
3.75%, 11/15/43	346,000	442,069
3.63%, 2/15/44	134,000	168,379
3.38%, 5/15/44	118,000	142,928
3.13%, 8/15/44	182,000	212,130
3.00%, 11/15/44	137,000	156,437
2.50%, 2/15/45	71,000	74,373
3.00%, 5/15/45	94,000	107,410
2.88%, 8/15/45	94,000	105,243
3.00%, 11/15/45	141,000	161,456
2.50%, 2/15/46	141,000	147,631
2.50%, 5/15/46	205,000	214,673
2.25%, 8/15/46	128,000	127,790
2.88%, 11/15/46	94,000	105,471
3.00%, 2/15/47	240,000	275,663
3.00%, 5/15/47	221,000	253,960
2.75%, 8/15/47	94,000	103,231
2.75%, 11/15/47	169,000	185,583
3.00%, 2/15/48	191,000	219,740
3.13%, 5/15/48	334,000	393,233
3.00%, 8/15/48	341,000	392,843
3.38%, 11/15/48	395,000	487,023
3.00%, 2/15/49	377,000	435,199
2.25%, 8/15/49	450,000	448,102
2.00%, 2/15/50	477,000	449,498
1.38%, 8/15/50	650,000	523,910
1.63%, 11/15/50	625,000	537,451
1.88%, 2/15/51	675,000	617,361
2.38%, 5/15/51	215,000	220,425

Total U.S. Treasury Bonds		15,585,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
U.S. Treasury Notes - 29.6%
1.88%, 4/30/22	$100,000	$101,654
1.75%, 5/15/22	213,000	216,411
0.13%, 6/30/22	1,000,000	1,000,527
1.75%, 6/30/22	200,000	203,609
2.13%, 6/30/22	705,000	720,615
1.75%, 7/15/22	100,000	101,885
1.88%, 7/31/22	200,000	204,207
1.50%, 8/15/22	250,000	254,307
1.63%, 8/15/22	529,000	538,898
1.63%, 8/31/22	188,000	191,624
1.88%, 8/31/22	188,000	192,204
1.50%, 9/15/22	100,000	101,822
0.13%, 9/30/22	500,000	500,225
1.75%, 9/30/22	188,000	192,153
1.88%, 9/30/22	388,000	397,223
1.38%, 10/15/22	105,000	106,842
0.13%, 10/31/22	400,000	400,172
2.00%, 10/31/22	350,000	359,413
1.63%, 11/15/22	191,000	195,245
0.13%, 11/30/22	800,000	800,312
2.00%, 11/30/22	500,000	514,248
1.63%, 12/15/22	500,000	511,728
0.13%, 12/31/22	275,000	275,070
2.13%, 12/31/22	200,000	206,363
1.50%, 1/15/23	100,000	102,254
0.13%, 1/31/23	500,000	500,088
1.75%, 1/31/23	132,000	135,596
2.38%, 1/31/23	132,000	136,968
1.38%, 2/15/23	100,000	102,148
0.13%, 2/28/23	700,000	700,055
1.50%, 2/28/23	100,000	102,402
0.13%, 3/31/23	300,000	299,982
1.50%, 3/31/23	212,000	217,337
2.50%, 3/31/23	115,000	119,991
0.25%, 4/15/23	700,000	701,613
0.13%, 4/30/23	750,000	749,883
1.63%, 4/30/23	300,000	308,537
2.75%, 4/30/23	188,000	197,411
0.13%, 5/15/23	450,000	449,930
1.75%, 5/15/23	406,000	418,759
1.63%, 5/31/23	250,000	257,397
2.75%, 5/31/23	188,000	197,793
0.25%, 6/15/23	400,000	400,812
1.38%, 6/30/23	377,000	386,616
2.63%, 6/30/23	250,000	262,891
0.13%, 7/15/23	400,000	399,750
1.25%, 7/31/23	354,000	362,380
2.75%, 7/31/23	250,000	264,014
0.13%, 8/15/23	400,000	399,656
2.50%, 8/15/23	438,000	460,516
1.38%, 8/31/23	340,000	349,204
2.75%, 8/31/23	250,000	264,473
0.13%, 9/15/23	400,000	399,531
1.38%, 9/30/23	338,000	347,427
2.88%, 9/30/23	250,000	265,684
0.13%, 10/15/23	525,000	524,303
1.63%, 10/31/23	344,000	355,906
2.88%, 10/31/23	250,000	266,191
0.25%, 11/15/23	450,000	450,633
2.75%, 11/15/23	550,000	584,418
2.13%, 11/30/23	250,000	262,002
2.88%, 11/30/23	250,000	266,670
0.13%, 12/15/23	456,600	455,673
2.25%, 12/31/23	411,000	432,513
2.63%, 12/31/23	250,000	265,488
0.13%, 1/15/24	650,000	648,299
2.25%, 1/31/24	354,000	373,000
2.50%, 1/31/24	250,000	265,107
0.13%, 2/15/24	500,000	498,594
2.75%, 2/15/24	382,000	407,964
2.13%, 2/29/24	329,000	345,951
2.38%, 2/29/24	250,000	264,580
0.25%, 3/15/24	550,000	550,086
2.13%, 3/31/24	612,000	644,250
0.38%, 4/15/24	500,000	501,426
2.00%, 4/30/24	341,000	357,997
0.25%, 5/15/24	200,000	199,742
2.50%, 5/15/24	282,000	300,495
2.00%, 5/31/24	235,000	246,924
1.75%, 6/30/24	300,000	313,219
2.38%, 8/15/24	629,000	669,811
1.25%, 8/31/24	400,000	411,547
1.50%, 9/30/24	150,000	155,578
2.13%, 9/30/24	250,000	264,473
1.50%, 10/31/24	300,000	311,156
2.25%, 10/31/24	250,000	265,693
2.25%, 11/15/24	719,000	764,527
2.13%, 11/30/24	321,000	340,022
2.25%, 12/31/24	349,000	371,494
2.50%, 1/31/25	99,000	106,363
2.00%, 2/15/25	485,000	512,357
1.13%, 2/28/25	500,000	511,895
2.75%, 2/28/25	99,000	107,365
0.50%, 3/31/25	470,000	469,945
2.63%, 3/31/25	250,000	270,186
2.88%, 4/30/25	188,000	205,243
2.13%, 5/15/25	282,000	299,669
2.88%, 5/31/25	410,000	447,973
0.25%, 6/30/25	500,000	493,633
2.75%, 6/30/25	350,000	381,035
0.25%, 7/31/25	580,000	571,912
2.00%, 8/15/25	454,000	480,708
0.25%, 8/31/25	300,000	295,359
0.25%, 9/30/25	250,000	245,947
0.25%, 10/31/25	100,000	98,230
2.25%, 11/15/25	272,000	291,114
0.38%, 11/30/25	500,000	493,320
0.38%, 12/31/25	400,000	394,187
0.38%, 1/31/26	350,000	344,463
1.63%, 2/15/26	300,000	312,539
0.50%, 2/28/26	650,000	642,891
0.75%, 3/31/26	800,000	799,844
2.25%, 3/31/26	150,000	160,723
0.75%, 4/30/26	500,000	499,531
1.63%, 5/15/26	623,000	648,626
0.75%, 5/31/26	500,000	499,067
2.13%, 5/31/26	200,000	213,141
1.88%, 6/30/26	750,000	789,932
1.88%, 7/31/26	450,000	473,994
1.50%, 8/15/26	550,000	568,477
1.38%, 8/31/26	350,000	359,516
1.63%, 9/30/26	450,000	467,842
1.63%, 10/31/26	250,000	259,756
2.00%, 11/15/26	500,000	529,297
1.50%, 1/31/27	250,000	257,686
2.25%, 2/15/27	500,000	535,996
1.13%, 2/28/27	450,000	454,008
0.63%, 3/31/27	500,000	489,746
0.50%, 4/30/27	550,000	533,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
2.38%, 5/15/27	$275,000	$296,699
0.50%, 5/31/27	450,000	436,043
0.50%, 6/30/27	500,000	483,828
0.38%, 7/31/27	500,000	479,336
2.25%, 8/15/27	507,000	543,005
0.50%, 8/31/27	350,000	337,531
2.25%, 11/15/27	58,000	62,089
0.63%, 11/30/27	300,000	290,227
0.63%, 12/31/27	300,000	289,781
0.75%, 1/31/28	300,000	291,727
2.75%, 2/15/28	693,000	763,708
1.13%, 2/29/28	300,000	298,758
1.25%, 3/31/28	200,000	200,516
2.88%, 5/15/28	218,000	242,031
2.88%, 8/15/28	337,000	374,439
3.13%, 11/15/28	151,000	170,536
2.63%, 2/15/29	400,000	437,562
2.38%, 5/15/29	205,000	220,375
1.75%, 11/15/29	400,000	410,312
1.50%, 2/15/30	65,000	65,142
0.63%, 5/15/30	675,000	624,955
0.88%, 11/15/30	1,150,000	1,082,168
1.13%, 2/15/31	850,000	815,867
1.13%, 5/15/40	725,000	606,621
2.88%, 5/15/49	520,000	586,950
2.38%, 11/15/49	500,000	511,602
1.25%, 5/15/50	540,000	421,242

Total U.S. Treasury Notes		59,743,975

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $74,285,856)		75,329,242

U.S. CORPORATE BONDS - 23.3%

United States - 23.3%
3M Co.
2.25%, 9/19/26	30,000	31,860
2.88%, 10/15/27	65,000	70,784
3.38%, 3/1/29	35,000	38,880
3.05%, 4/15/30(b)	25,000	27,247
3.13%, 9/19/46	23,000	23,722
3.63%, 10/15/47	18,000	20,233
Abbott Laboratories
3.40%, 11/30/23	14,000	14,998
6.15%, 11/30/37	53,000	77,200
4.75%, 4/15/43	10,000	12,934
AbbVie, Inc.
2.90%, 11/6/22	27,000	27,983
3.20%, 11/6/22	25,000	25,923
3.60%, 5/14/25	59,000	64,587
2.95%, 11/21/26	115,000	123,634
4.55%, 3/15/35	10,000	11,939
4.50%, 5/14/35	125,000	148,526
4.40%, 11/6/42	15,000	17,518
4.75%, 3/15/45	5,000	6,104
4.70%, 5/14/45	48,000	58,026
4.25%, 11/21/49	14,000	16,187
Activision Blizzard, Inc.
3.40%, 6/15/27	82,000	90,701
2.50%, 9/15/50	10,000	8,600
Adobe, Inc.
2.30%, 2/1/30	25,000	25,664
Advance Auto Parts, Inc.
3.90%, 4/15/30	25,000	27,607
Aetna, Inc.
4.75%, 3/15/44	60,000	72,043
3.88%, 8/15/47	43,000	46,431
Aflac, Inc.
3.25%, 3/17/25	75,000	81,357
Air Lease Corp.
2.63%, 7/1/22	5,000	5,108
3.88%, 7/3/23	5,000	5,316
4.25%, 9/15/24	5,000	5,472
3.25%, 3/1/25	25,000	26,554
3.63%, 4/1/27	23,000	24,661
3.63%, 12/1/27	219,000	233,371
Air Products and Chemicals, Inc.
2.70%, 5/15/40	50,000	49,113
Aircastle Ltd.
5.00%, 4/1/23	5,000	5,359
Alabama Power Co.
4.30%, 7/15/48, Series A	20,000	24,188
3.45%, 10/1/49	9,000	9,610
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	18,000	19,706
4.90%, 12/15/30	51,000	61,575
Allstate Corp. (The)
1.45%, 12/15/30	30,000	28,295
Ally Financial, Inc.
1.45%, 10/2/23	100,000	101,610
8.00%, 11/1/31	213,000	294,010
Alphabet, Inc.
2.25%, 8/15/60	25,000	21,095
Altria Group, Inc.
2.85%, 8/9/22	21,000	21,650
4.80%, 2/14/29	25,000	28,738
2.45%, 2/4/32	65,000	61,678
3.40%, 2/4/41	31,000	28,586
5.38%, 1/31/44	148,000	171,769
Amazon.com, Inc.
5.20%, 12/3/25	19,000	22,504
1.50%, 6/3/30(b)	60,000	58,049
3.88%, 8/22/37	15,000	17,274
4.05%, 8/22/47	66,000	77,179
4.25%, 8/22/57	27,000	32,890
2.70%, 6/3/60	40,000	36,004
Ameren Illinois Co.
3.80%, 5/15/28	48,000	53,829
1.55%, 11/15/30	50,000	47,521
American Express Co.
3.70%, 8/3/23	10,000	10,703
3.00%, 10/30/24	95,000	102,746
3.63%, 12/5/24	44,000	48,289
4.05%, 12/3/42	18,000	20,895
American Express Credit Corp.
3.30%, 5/3/27	10,000	11,126
American Financial Group, Inc.
4.50%, 6/15/47	25,000	28,666
American Homes 4 Rent L.P.
4.25%, 2/15/28	10,000	11,163
American Honda Finance Corp.
1.95%, 5/10/23	40,000	41,300
2.90%, 2/16/24	5,000	5,323
1.00%, 9/10/25	15,000	15,062
2.30%, 9/9/26	5,000	5,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
American International Group, Inc.
4.88%, 6/1/22	$5,000	$5,225
3.75%, 7/10/25	45,000	49,675
4.70%, 7/10/35	5,000	5,975
4.75%, 4/1/48	28,000	34,153
8.18%, 5/15/68, (8.175% fixed rate until 5/15/38; 3-month U.S. dollar London Interbank Offered Rate + 4.195% thereafter)(c)	25,000	36,507
American Tower Corp.
0.60%, 1/15/24	20,000	20,007
2.95%, 1/15/25	50,000	53,304
4.00%, 6/1/25	45,000	49,773
3.60%, 1/15/28	58,000	63,459
3.80%, 8/15/29	25,000	27,579
3.10%, 6/15/50	20,000	18,716
American Water Capital Corp.
2.95%, 9/1/27	64,000	69,284
3.75%, 9/1/47	15,000	16,386
AmerisourceBergen Corp.
3.40%, 5/15/24	18,000	19,371
3.45%, 12/15/27	25,000	27,519
Amgen, Inc.
2.25%, 8/19/23	5,000	5,199
3.63%, 5/22/24	16,000	17,362
2.30%, 2/25/31(b)	105,000	104,981
4.66%, 6/15/51	132,000	163,284
Anthem, Inc.
3.50%, 8/15/24	155,000	168,039
3.65%, 12/1/27	25,000	27,923
6.38%, 6/15/37	18,000	25,123
4.63%, 5/15/42	85,000	102,139
4.65%, 1/15/43	40,000	48,272
4.65%, 8/15/44	15,000	18,146
3.13%, 5/15/50	152,000	148,875
Aon Corp.
2.80%, 5/15/30	15,000	15,578
Apple, Inc.
0.75%, 5/11/23	25,000	25,263
3.00%, 2/9/24	18,000	19,212
2.85%, 5/11/24	48,000	51,309
1.13%, 5/11/25	10,000	10,160
3.25%, 2/23/26	75,000	82,682
3.00%, 6/20/27	23,000	25,389
2.20%, 9/11/29	75,000	77,084
1.65%, 5/11/30	55,000	53,753
4.45%, 5/6/44	18,000	22,322
4.38%, 5/13/45	18,000	22,183
3.85%, 8/4/46	36,000	41,224
3.75%, 11/13/47	48,000	54,251
2.65%, 5/11/50	60,000	55,947
2.55%, 8/20/60	120,000	106,212
Applied Materials, Inc.
5.85%, 6/15/41	25,000	35,779
Aptiv Corp.
4.15%, 3/15/24	5,000	5,451
Ares Capital Corp.
3.50%, 2/10/23	25,000	26,024
4.25%, 3/1/25	43,000	46,766
Arizona Public Service Co.
2.60%, 8/15/29	50,000	52,046
Ascension Health
4.85%, 11/15/53	49,000	66,618
Assurant, Inc.
4.00%, 3/15/23	18,000	19,113
4.20%, 9/27/23	18,000	19,414
AT&T, Inc.
3.80%, 3/1/24	25,000	27,055
3.80%, 2/15/27	64,000	71,539
4.25%, 3/1/27	25,000	28,452
4.30%, 2/15/30	250,000	285,360
2.75%, 6/1/31	100,000	101,533
2.25%, 2/1/32	21,000	20,248
4.30%, 12/15/42	125,000	138,582
4.35%, 6/15/45	121,000	134,646
4.75%, 5/15/46	10,000	11,745
5.45%, 3/1/47	10,000	12,769
3.65%, 6/1/51	12,000	12,051
3.50%, 9/15/53(d)	100,000	95,591
3.55%, 9/15/55(d)	55,000	52,409
3.80%, 12/1/57(d)	75,000	74,575
3.50%, 2/1/61(b)	10,000	9,488
Atmos Energy Corp.
1.50%, 1/15/31	45,000	42,099
AutoNation, Inc.
3.50%, 11/15/24	18,000	19,464
4.50%, 10/1/25	18,000	20,192
AutoZone, Inc.
3.25%, 4/15/25	18,000	19,436
3.63%, 4/15/25	100,000	109,802
4.00%, 4/15/30	50,000	56,216
AvalonBay Communities, Inc.
2.30%, 3/1/30	205,000	206,824
Avangrid, Inc.
3.80%, 6/1/29	25,000	27,884
AXIS Specialty Finance LLC
3.90%, 7/15/29	50,000	54,754
Baker Hughes a GE Co. LLC
3.34%, 12/15/27	48,000	52,643
Bank of America Corp.
2.50%, 10/21/22	10,000	10,088
4.10%, 7/24/23	25,000	27,020
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(c)	30,000	31,227
4.13%, 1/22/24	48,000	52,623
3.55%, 3/5/24, (3.55% fixed rate until 3/5/23; 3-month U.S. dollar London Interbank Offered Rate + 0.78% thereafter)(c)	60,000	63,301
4.00%, 4/1/24	50,000	54,955
1.49%, 5/19/24, (1.486% fixed rate until 5/19/23; Secured Overnight Financing Rate + 1.46% thereafter)(c)	40,000	40,791
3.86%, 7/23/24, (3.864% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.94% thereafter)(c)	105,000	112,422
4.20%, 8/26/24	48,000	53,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
0.81%, 10/24/24, (0.810% fixed rate until 10/24/23; Secured Overnight Financing Rate + 0.74% thereafter)(c)	$105,000	$105,570
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 0.97% thereafter)(c)	105,000	113,003
3.95%, 4/21/25, Series L	29,000	32,055
2.46%, 10/22/25, (2.456% fixed rate until 10/22/24; 3-month U.S. dollar London Interbank Offered Rate + 0.87% thereafter)(c)	50,000	52,731
3.50%, 4/19/26	71,000	78,732
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(c)	13,000	13,116
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(c)	60,000	59,977
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(c)	20,000	20,308
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(c)	144,000	157,559
4.27%, 7/23/29, (4.271% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)	45,000	51,466
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(c)	10,000	10,422
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	10,000	9,589
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.814% thereafter)(c)	10,000	11,685
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93%, thereafter)(c)	25,000	23,726
5.88%, 2/7/42	10,000	13,973
5.00%, 1/21/44	45,000	57,582
4.75%, 4/21/45, Series L	10,000	12,229
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month U.S. dollar London Interbank Offered Rate + 1.99% thereafter)(c)	10,000	11,885
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(c)	18,000	20,057
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(c)	5,000	4,742
BankUnited, Inc.
4.88%, 11/17/25	18,000	20,562
Baxalta, Inc.
4.00%, 6/23/25	15,000	16,672
Baylor Scott & White Holdings
4.19%, 11/15/45	24,000	28,703
Becton Dickinson and Co.
2.89%, 6/6/22	16,000	16,388
2.82%, 5/20/30	37,000	38,400
4.69%, 12/15/44	25,000	30,165
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	95,000	106,048
3.25%, 4/15/28	23,000	25,134
3.70%, 7/15/30	50,000	56,310
6.13%, 4/1/36	25,000	34,310
5.15%, 11/15/43	25,000	31,975
3.80%, 7/15/48	36,000	39,451
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30(b)	150,000	150,060
1.45%, 10/15/30(b)	50,000	48,189
4.20%, 8/15/48	20,000	23,764
4.25%, 1/15/49	38,000	45,551
2.85%, 10/15/50	5,000	4,776
BGC Partners, Inc.
3.75%, 10/1/24	10,000	10,606
Biogen, Inc.
3.63%, 9/15/22	25,000	26,052
Black Hills Corp.
4.35%, 5/1/33	25,000	28,711
BlackRock, Inc.
3.50%, 3/18/24	18,000	19,611
Boardwalk Pipelines L.P.
4.95%, 12/15/24	5,000	5,626
4.45%, 7/15/27	18,000	20,503
3.40%, 2/15/31	15,000	15,641
Boeing Co. (The)
4.88%, 5/1/25	85,000	95,545
2.25%, 6/15/26	5,000	5,086
5.15%, 5/1/30	220,000	258,445
5.88%, 2/15/40	10,000	12,515
3.90%, 5/1/49	10,000	10,080
5.81%, 5/1/50	25,000	32,367
3.83%, 3/1/59	150,000	144,880
5.93%, 5/1/60	30,000	39,349
Booking Holdings, Inc.
2.75%, 3/15/23	15,000	15,614
BorgWarner, Inc.
2.65%, 7/1/27	12,000	12,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
Boston Properties L.P.
3.85%, 2/1/23	$5,000	$5,242
3.13%, 9/1/23	19,000	19,964
3.65%, 2/1/26	5,000	5,529
2.75%, 10/1/26	24,000	25,722
2.90%, 3/15/30	25,000	25,555
BP Capital Markets America, Inc.
2.75%, 5/10/23	78,000	81,703
3.41%, 2/11/26	25,000	27,581
3.12%, 5/4/26	5,000	5,457
3.59%, 4/14/27	15,000	16,692
4.23%, 11/6/28	10,000	11,508
3.38%, 2/8/61	120,000	117,214
Bristol-Myers Squibb Co.
3.25%, 2/20/23	14,000	14,684
3.20%, 6/15/26	10,000	11,014
3.45%, 11/15/27	28,000	31,364
3.40%, 7/26/29	125,000	138,791
1.45%, 11/13/30(b)	5,000	4,759
4.13%, 6/15/39	60,000	70,692
4.25%, 10/26/49	50,000	60,457
2.55%, 11/13/50(b)	5,000	4,571
Brixmor Operating Partnership L.P.
3.65%, 6/15/24	5,000	5,407
3.90%, 3/15/27	50,000	55,087
Broadcom Corp.
3.63%, 1/15/24	81,000	86,839
3.13%, 1/15/25	5,000	5,351
3.88%, 1/15/27	23,000	25,315
3.50%, 1/15/28	5,000	5,393
Broadcom, Inc.
4.15%, 11/15/30	70,000	76,813
2.45%, 2/15/31(d)	70,000	67,306
Bunge Ltd. Finance Corp.
1.63%, 8/17/25	15,000	15,230
Burlington Northern Santa Fe LLC
3.00%, 4/1/25	18,000	19,462
7.00%, 12/15/25	22,000	27,724
6.15%, 5/1/37	10,000	14,150
5.15%, 9/1/43	48,000	63,739
3.90%, 8/1/46	5,000	5,654
Burlington Resources LLC
7.40%, 12/1/31	14,000	20,365
Camden Property Trust
3.15%, 7/1/29	25,000	26,843
2.80%, 5/15/30	25,000	25,996
Campbell Soup Co.
4.15%, 3/15/28	20,000	22,677
Capital One Financial Corp.
2.60%, 5/11/23	95,000	98,919
3.50%, 6/15/23	48,000	51,006
4.20%, 10/29/25	25,000	28,132
3.75%, 3/9/27	20,000	22,429
Cardinal Health, Inc.
3.20%, 3/15/23	25,000	26,208
Carlisle Cos., Inc.
3.75%, 12/1/27	18,000	20,090
Carrier Global Corp.
2.72%, 2/15/30	25,000	25,740
Caterpillar Financial Services Corp.
2.85%, 6/1/22	5,000	5,137
2.40%, 6/6/22	5,000	5,113
3.75%, 11/24/23	33,000	35,825
Caterpillar, Inc.
3.40%, 5/15/24	35,000	37,895
3.80%, 8/15/42(b)	25,000	28,947
3.25%, 9/19/49	40,000	42,566
Cboe Global Markets, Inc.
3.65%, 1/12/27	5,000	5,594
CBRE Services, Inc.
4.88%, 3/1/26	30,000	34,832
CC Holdings GS V LLC
3.85%, 4/15/23	30,000	31,882
CenterPoint Energy Resources Corp.
3.55%, 4/1/23	9,000	9,496
4.10%, 9/1/47	5,000	5,456
Charles Schwab Corp. (The)
3.25%, 5/22/29	25,000	27,349
1.65%, 3/11/31	70,000	66,711
Charter Communications Operating LLC
4.50%, 2/1/24	18,000	19,681
5.05%, 3/30/29	150,000	175,111
2.30%, 2/1/32	105,000	98,851
6.38%, 10/23/35	5,000	6,550
6.48%, 10/23/45	15,000	19,811
5.13%, 7/1/49	20,000	22,905
3.70%, 4/1/51	24,000	22,636
6.83%, 10/23/55	73,000	103,566
3.85%, 4/1/61	14,000	12,960
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	25,000	29,050
Chevron Corp.
2.57%, 5/16/23	100,000	104,150
Chevron USA, Inc.
0.33%, 8/12/22	17,000	17,025
0.43%, 8/11/23	100,000	100,516
3.90%, 11/15/24	5,000	5,532
0.69%, 8/12/25	15,000	14,958
3.25%, 10/15/29	26,000	28,608
Children’s Hospital Corp. (The)
4.12%, 1/1/47, Series 2017	25,000	30,786
Chubb INA Holdings, Inc.
2.70%, 3/13/23	68,000	71,047
3.15%, 3/15/25	18,000	19,603
Church & Dwight Co., Inc.
2.88%, 10/1/22	5,000	5,171
Cigna Corp.
3.00%, 7/15/23	15,000	15,760
3.75%, 7/15/23	8,000	8,547
0.61%, 3/15/24	100,000	100,140
3.40%, 3/1/27	10,000	11,008
3.05%, 10/15/27	200,000	216,376
6.13%, 11/15/41	14,000	19,717
3.88%, 10/15/47	5,000	5,417
4.90%, 12/15/48	30,000	37,556
Cintas Corp. No. 2
2.90%, 4/1/22	5,000	5,101
3.25%, 6/1/22	28,000	28,614
3.70%, 4/1/27	23,000	25,901
Cisco Systems, Inc.
3.00%, 6/15/22	5,000	5,146
2.60%, 2/28/23	5,000	5,216
3.63%, 3/4/24	35,000	38,152
5.90%, 2/15/39	40,000	57,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
Citigroup, Inc.
2.70%, 10/27/22	$200,000	$206,406
3.30%, 4/27/25	9,000	9,835
5.50%, 9/13/25	10,000	11,774
3.70%, 1/12/26	9,000	10,004
3.40%, 5/1/26	10,000	11,007
3.20%, 10/21/26	55,000	59,875
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(c)	10,000	9,897
4.45%, 9/29/27	114,000	130,579
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(c)	74,000	81,422
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(c)	10,000	11,295
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(c)	150,000	169,131
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	23,070
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(c)	8,000	8,099
6.63%, 6/15/32	105,000	142,310
8.13%, 7/15/39	10,000	16,840
6.68%, 9/13/43	19,000	28,762
4.28%, 4/24/48, (4.281% fixed rate until 4/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.839% thereafter)(c)	10,000	12,023
4.65%, 7/23/48	10,000	12,602
Citizens Financial Group, Inc.
3.25%, 4/30/30	25,000	26,937
Citrix Systems, Inc.
3.30%, 3/1/30	30,000	31,272
Cleco Corporate Holdings LLC
3.74%, 5/1/26	23,000	25,314
Clorox Co. (The)
3.50%, 12/15/24	40,000	43,849
CME Group, Inc.
3.00%, 3/15/25	5,000	5,395
5.30%, 9/15/43	5,000	7,016
4.15%, 6/15/48	5,000	6,226
CNH Industrial Capital LLC
4.38%, 4/5/22	5,000	5,161
Coca-Cola Co. (The)
2.13%, 9/6/29	98,000	99,631
2.60%, 6/1/50	5,000	4,605
2.50%, 3/15/51	5,000	4,502
2.75%, 6/1/60	50,000	46,439
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	5,000	5,667
Comcast Corp.
3.60%, 3/1/24	40,000	43,488
3.70%, 4/15/24	23,000	25,065
2.35%, 1/15/27	20,000	21,018
3.30%, 2/1/27	28,000	30,843
3.55%, 5/1/28	99,000	110,127
6.45%, 3/15/37	27,000	38,680
4.60%, 10/15/38	15,000	18,155
4.50%, 1/15/43	25,000	30,097
3.40%, 7/15/46	10,000	10,370
4.00%, 8/15/47	40,000	45,310
3.97%, 11/1/47	78,000	87,962
4.70%, 10/15/48	17,000	21,212
4.05%, 11/1/52	128,000	147,011
4.95%, 10/15/58	28,000	37,419
CommonSpirit Health
3.35%, 10/1/29	27,000	29,018
4.35%, 11/1/42	10,000	11,401
Commonwealth Edison Co.
4.70%, 1/15/44	15,000	18,792
Conagra Brands, Inc.
1.38%, 11/1/27	25,000	24,377
7.00%, 10/1/28	19,000	25,082
Connecticut Light & Power Co. (The)
4.30%, 4/15/44	15,000	18,152
ConocoPhillips
6.50%, 2/1/39	54,000	78,564
ConocoPhillips Co.
4.95%, 3/15/26	25,000	29,198
Consolidated Edison Co. of New York, Inc.
3.88%, 6/15/47, Series 2017	20,000	21,719
4.00%, 11/15/57, Series C	43,000	47,049
Constellation Brands, Inc.
3.15%, 8/1/29	75,000	79,722
5.25%, 11/15/48	19,000	24,562
Consumers Energy Co.
3.95%, 7/15/47	50,000	58,270
Corning, Inc.
4.38%, 11/15/57	50,000	56,580
5.85%, 11/15/68	18,000	25,269
5.45%, 11/15/79	10,000	12,975
Costco Wholesale Corp.
3.00%, 5/18/27	5,000	5,497
1.60%, 4/20/30	40,000	38,912
1.75%, 4/20/32(b)	30,000	29,065
Crown Castle International Corp.
3.15%, 7/15/23	18,000	18,978
4.30%, 2/15/29	55,000	62,368
3.30%, 7/1/30	25,000	26,515
4.75%, 5/15/47	50,000	59,032
3.25%, 1/15/51	15,000	14,249
CSX Corp.
2.40%, 2/15/30	50,000	50,978
4.30%, 3/1/48	45,000	52,607
4.50%, 8/1/54	18,000	21,998
CVS Health Corp.
6.25%, 6/1/27	48,000	60,306
3.25%, 8/15/29	25,000	26,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
1.88%, 2/28/31	$105,000	$100,407
4.88%, 7/20/35	48,000	58,117
4.78%, 3/25/38	25,000	29,920
5.30%, 12/5/43	48,000	61,728
5.05%, 3/25/48	60,000	74,615
CyrusOne L.P.
3.45%, 11/15/29	25,000	26,359
D.R. Horton, Inc.
4.38%, 9/15/22	18,000	18,719
Danaher Corp.
2.60%, 10/1/50	5,000	4,595
Darden Restaurants, Inc.
3.85%, 5/1/27	68,000	75,458
Dell International LLC
5.45%, 6/15/23(d)	110,000	119,759
6.02%, 6/15/26(d)	15,000	17,905
4.90%, 10/1/26(d)	25,000	28,763
8.35%, 7/15/46(d)	48,000	75,481
Devon Energy Corp.
5.60%, 7/15/41	15,000	18,165
Digital Realty Trust L.P.
3.60%, 7/1/29	50,000	55,221
Dignity Health
5.27%, 11/1/64	25,000	32,631
Discover Financial Services
4.10%, 2/9/27	35,000	39,345
Discovery Communications LLC
5.20%, 9/20/47	10,000	11,791
4.00%, 9/15/55(d)	47,000	47,043
Dollar Tree, Inc.
4.20%, 5/15/28	50,000	56,669
Dominion Energy South Carolina, Inc.
5.10%, 6/1/65	34,000	47,385
Dominion Energy, Inc.
3.90%, 10/1/25	5,000	5,558
5.95%, 6/15/35, Series B	5,000	6,695
4.60%, 3/15/49, Series A	25,000	30,498
Dover Corp.
3.15%, 11/15/25	23,000	24,878
Dow Chemical Co. (The)
7.38%, 11/1/29	5,000	6,875
4.25%, 10/1/34	23,000	26,258
9.40%, 5/15/39	25,000	43,067
4.38%, 11/15/42	5,000	5,790
DTE Electric Co.
1.90%, 4/1/28, Series A	65,000	65,985
3.75%, 8/15/47	50,000	55,793
DTE Energy Co.
3.80%, 3/15/27	25,000	28,013
Duke Energy Carolinas LLC
3.70%, 12/1/47	48,000	52,754
Duke Energy Corp.
3.15%, 8/15/27	145,000	157,724
Duke Energy Florida LLC
6.40%, 6/15/38	43,500	63,089
Duke Energy Indiana LLC
2.75%, 4/1/50	90,000	84,341
Duke Energy Ohio, Inc.
3.80%, 9/1/23	18,000	19,236
Duke Realty L.P.
3.05%, 3/1/50	46,000	43,540
DXC Technology Co.
4.13%, 4/15/25	45,000	49,584
4.75%, 4/15/27	10,000	11,459
Eagle Materials, Inc.
4.50%, 8/1/26	15,000	15,399
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24, Series A	25,000	26,431
Eastman Chemical Co.
4.80%, 9/1/42	48,000	57,911
Eaton Vance Corp.
3.50%, 4/6/27	18,000	19,707
eBay, Inc.
2.75%, 1/30/23	50,000	51,925
4.00%, 7/15/42	15,000	16,062
Ecolab, Inc.
3.25%, 1/14/23	18,000	18,767
2.70%, 11/1/26	5,000	5,379
3.25%, 12/1/27	25,000	27,672
Eli Lilly & Co.
5.50%, 3/15/27	40,000	49,319
3.95%, 3/15/49	20,000	23,356
Emerson Electric Co.
2.63%, 2/15/23	5,000	5,173
1.80%, 10/15/27	35,000	35,831
Enable Midstream Partners L.P.
3.90%, 5/15/24	48,000	51,405
Enbridge Energy Partners L.P.
5.88%, 10/15/25	5,000	5,942
Energy Transfer L.P.
4.25%, 3/15/23	25,000	26,341
4.20%, 9/15/23, Series 5Y	5,000	5,362
5.88%, 1/15/24	40,000	44,515
4.25%, 4/1/24	20,000	21,672
4.50%, 4/15/24	30,000	32,902
3.90%, 7/15/26	5,000	5,473
4.20%, 4/15/27	20,000	22,081
4.90%, 3/15/35	38,000	42,592
6.63%, 10/15/36	94,000	122,964
Entergy Louisiana LLC
3.12%, 9/1/27	15,000	16,460
4.00%, 3/15/33	85,000	98,439
4.20%, 9/1/48	40,000	47,370
Entergy Texas, Inc.
1.75%, 3/15/31	50,000	47,250
3.55%, 9/30/49	25,000	25,956
Enterprise Products Operating LLC
3.35%, 3/15/23	82,000	85,702
6.88%, 3/1/33, Series D	44,000	61,388
4.45%, 2/15/43	65,000	74,129
4.25%, 2/15/48	144,000	158,774
Equinix, Inc.
2.95%, 9/15/51	30,000	27,596
Equitable Holdings, Inc.
4.35%, 4/20/28	164,000	186,178
ERP Operating L.P.
3.00%, 4/15/23	19,000	19,847
3.00%, 7/1/29	50,000	53,107
Essex Portfolio L.P.
1.65%, 1/15/31	25,000	23,155
2.65%, 9/1/50	30,000	25,739
Estee Lauder Cos., Inc. (The)
2.00%, 12/1/24(b)	25,000	26,352
1.95%, 3/15/31	40,000	39,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
Eversource Energy
4.25%, 4/1/29, Series O	$15,000	$17,328
Exelon Corp.
5.10%, 6/15/45	33,000	41,910
4.70%, 4/15/50	25,000	30,442
Expedia Group, Inc.
3.80%, 2/15/28	5,000	5,398
Exxon Mobil Corp.
2.73%, 3/1/23	25,000	25,997
1.57%, 4/15/23	25,000	25,618
3.04%, 3/1/26	23,000	25,090
2.28%, 8/16/26	50,000	53,029
2.44%, 8/16/29	15,000	15,555
2.61%, 10/15/30	60,000	62,315
4.33%, 3/19/50	200,000	239,006
FedEx Corp.
4.20%, 10/17/28	18,000	20,769
3.90%, 2/1/35	19,000	21,492
3.88%, 8/1/42	5,000	5,423
4.75%, 11/15/45	5,000	6,057
4.40%, 1/15/47	63,000	73,122
Fifth Third Bancorp
2.55%, 5/5/27	20,000	21,126
3.95%, 3/14/28	25,000	28,652
8.25%, 3/1/38	20,000	32,983
Fiserv, Inc.
3.20%, 7/1/26	55,000	59,885
4.20%, 10/1/28	15,000	17,145
Flex Ltd.
5.00%, 2/15/23	5,000	5,354
FLIR Systems, Inc.
2.50%, 8/1/30	25,000	24,962
Florida Power & Light Co.
3.70%, 12/1/47	5,000	5,657
4.13%, 6/1/48	53,000	63,673
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	25,000	26,899
3.25%, 9/15/29	15,000	16,051
Fox Corp.
5.48%, 1/25/39	25,000	31,237
Franklin Resources, Inc.
2.85%, 3/30/25(b)	25,000	26,810
General Dynamics Corp.
2.25%, 11/15/22	40,000	40,983
3.75%, 5/15/28	23,000	26,052
4.25%, 4/1/40	35,000	41,700
General Electric Co.
3.10%, 1/9/23	25,000	26,070
6.75%, 3/15/32, Series A	128,000	174,248
6.15%, 8/7/37	24,000	32,694
5.88%, 1/14/38	24,000	31,894
4.50%, 3/11/44	25,000	29,130
General Mills, Inc.
3.70%, 10/17/23	15,000	16,143
3.00%, 2/1/51(b)(d)	28,000	27,196
General Motors Co.
4.20%, 10/1/27	71,000	79,461
General Motors Financial Co., Inc.
3.45%, 4/10/22	5,000	5,106
3.15%, 6/30/22	5,000	5,133
4.00%, 1/15/25	101,000	110,445
4.30%, 7/13/25	30,000	33,333
4.35%, 1/17/27	30,000	33,816
2.35%, 1/8/31(b)	100,000	96,961
George Washington University (The)
4.13%, 9/15/48, Series 2018	26,000	31,323
Georgia Power Co.
2.10%, 7/30/23, Series A	22,000	22,800
3.25%, 4/1/26	25,000	27,110
4.30%, 3/15/43	164,000	190,919
Georgia-Pacific LLC
7.75%, 11/15/29	5,000	7,161
Gilead Sciences, Inc.
3.50%, 2/1/25	5,000	5,452
3.65%, 3/1/26	69,000	76,424
1.20%, 10/1/27	50,000	48,876
5.65%, 12/1/41	38,000	51,111
4.80%, 4/1/44	25,000	30,526
4.50%, 2/1/45	138,000	162,732
Global Payments, Inc.
3.75%, 6/1/23	23,000	24,302
GLP Capital L.P.
5.38%, 11/1/23	18,000	19,728
5.25%, 6/1/25	15,000	16,969
5.75%, 6/1/28	18,000	21,140
Goldman Sachs Capital I
6.35%, 2/15/34	19,000	26,300
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/23	43,000	45,323
0.48%, 1/27/23	10,000	10,010
3.20%, 2/23/23	78,000	81,685
2.91%, 6/5/23, (2.908% fixed rate until 6/5/22; 3-month U.S. dollar London Interbank Offered Rate + 1.053% thereafter)(c)	10,000	10,257
2.91%, 7/24/23, (2.905% fixed rate until 7/24/22; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(c)	10,000	10,285
0.63%, 11/17/23, Series VAR, (0.627% fixed rate until 11/17/22; Secured Overnight Financing Rate + 0.538% thereafter)(c)	100,000	100,226
4.00%, 3/3/24	15,000	16,406
3.50%, 1/23/25	25,000	27,159
3.27%, 9/29/25, (3.272% fixed rate until 9/29/24; 3-month U.S. dollar London Interbank Offered Rate + 1.201% thereafter)(c)	25,000	26,962
3.75%, 2/25/26	50,000	55,614
5.95%, 1/15/27	23,000	28,154
3.85%, 1/26/27	15,000	16,650
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(c)	23,000	25,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(c)	$21,000	$23,315
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(c)	100,000	113,695
3.80%, 3/15/30	10,000	11,170
6.13%, 2/15/33	9,000	12,126
6.45%, 5/1/36	22,000	30,599
6.75%, 10/1/37	25,000	35,822
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(c)	10,000	11,419
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month U.S. dollar London Interbank Offered Rate + 1.43% thereafter)(c)	5,000	5,934
6.25%, 2/1/41	10,000	14,432
5.15%, 5/22/45	53,000	69,416
Hackensack Meridian Health, Inc.
2.68%, 9/1/41, Series 2020	40,000	38,190
Halliburton Co.
6.70%, 9/15/38	18,000	24,010
4.50%, 11/15/41	90,000	97,553
Hasbro, Inc.
3.55%, 11/19/26	20,000	21,948
3.50%, 9/15/27	15,000	16,403
HCA, Inc.
4.75%, 5/1/23	36,000	38,815
4.13%, 6/15/29	50,000	56,121
Healthcare Trust of America Holdings L.P.
3.75%, 7/1/27	5,000	5,591
Healthpeak Properties, Inc.
6.75%, 2/1/41	40,000	57,955
Hershey Co. (The)
2.30%, 8/15/26	93,000	98,983
Hess Corp.
4.30%, 4/1/27	30,000	33,421
7.88%, 10/1/29	50,000	67,419
7.13%, 3/15/33	25,000	33,516
6.00%, 1/15/40	48,000	59,987
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	48,000	50,288
6.20%, 10/15/35	23,000	30,889
Home Depot, Inc. (The)
2.80%, 9/14/27	23,000	24,978
5.88%, 12/16/36	15,000	20,962
4.20%, 4/1/43	25,000	29,716
4.88%, 2/15/44	11,000	14,232
Honeywell International, Inc.
2.50%, 11/1/26	10,000	10,720
2.70%, 8/15/29	110,000	116,799
Hormel Foods Corp.
1.80%, 6/11/30	30,000	29,360
HP, Inc.
3.00%, 6/17/27	25,000	26,848
Hubbell, Inc.
3.15%, 8/15/27	48,000	51,965
Hudson Pacific Properties L.P.
3.95%, 11/1/27	5,000	5,464
Humana, Inc.
4.80%, 3/15/47	23,000	28,049
Huntington Bancshares, Inc.
4.00%, 5/15/25	25,000	27,921
Huntington Ingalls Industries, Inc.
3.84%, 5/1/25	15,000	16,486
Huntsman International LLC
5.13%, 11/15/22	25,000	26,299
Hyatt Hotels Corp.
3.38%, 7/15/23	48,000	50,268
Illinois Tool Works, Inc.
2.65%, 11/15/26	65,000	70,176
Intel Corp.
3.70%, 7/29/25	25,000	27,777
3.75%, 3/25/27	50,000	56,526
3.90%, 3/25/30(b)	25,000	28,690
4.10%, 5/19/46	45,000	52,186
4.10%, 5/11/47	18,000	20,810
3.25%, 11/15/49	20,000	20,400
4.75%, 3/25/50	45,000	57,507
Intercontinental Exchange, Inc.
3.75%, 12/1/25	5,000	5,568
3.10%, 9/15/27	5,000	5,463
International Business Machines Corp.
6.22%, 8/1/27	49,000	62,261
5.88%, 11/29/32	24,000	32,580
4.00%, 6/20/42	50,000	56,607
4.25%, 5/15/49	20,000	23,329
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	5,000	6,227
International Lease Finance Corp.
5.88%, 8/15/22	126,000	133,919
International Paper Co.
3.80%, 1/15/26	2,000	2,238
7.30%, 11/15/39	25,000	38,277
4.80%, 6/15/44	5,000	6,180
4.35%, 8/15/48(b)	35,000	41,817
Invesco Finance PLC
4.00%, 1/30/24	18,000	19,613
ITC Holdings Corp.
5.30%, 7/1/43	15,000	18,993
Jabil, Inc.
4.70%, 9/15/22	5,000	5,281
3.95%, 1/12/28	50,000	55,630
Janus Capital Group, Inc.
4.88%, 8/1/25	18,000	20,481
Jefferies Group LLC
5.13%, 1/20/23	25,000	26,841
6.45%, 6/8/27	25,000	31,277
John Deere Capital Corp.
2.95%, 4/1/22	35,000	35,807
2.80%, 3/6/23	24,000	25,110
3.45%, 6/7/23	5,000	5,319
3.45%, 3/13/25	25,000	27,525
2.80%, 9/8/27	37,000	40,175
2.45%, 1/9/30	35,000	36,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
Johnson & Johnson
2.63%, 1/15/25	$48,000	$51,445
2.95%, 3/3/27	21,000	23,079
3.55%, 3/1/36	14,000	16,056
3.40%, 1/15/38	25,000	27,830
4.50%, 9/1/40	19,000	24,044
3.70%, 3/1/46	22,000	25,357
Johnson Controls International PLC
6.00%, 1/15/36	18,000	24,279
JPMorgan Chase & Co.
3.20%, 1/25/23	142,000	148,957
3.88%, 2/1/24	50,000	54,538
3.56%, 4/23/24, (3.559% fixed rate until 4/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.73% thereafter)(c)	5,000	5,291
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(c)	10,000	10,696
0.56%, 2/16/25, (0.563% fixed rate until 2/16/23; Secured Overnight Financing Rate + 0.42% thereafter)(c)	100,000	99,841
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(c)	40,000	42,732
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; Secured Overnight Financing Rate + 1.585% thereafter)(c)	125,000	129,725
3.30%, 4/1/26	10,000	10,990
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(c)	50,000	49,605
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(c)	50,000	55,198
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(c)	23,000	25,256
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(c)	45,000	51,592
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.33% thereafter)(c)	18,000	20,878
3.70%, 5/6/30, (3.702% fixed rate until 5/6/29; 3-month U.S. dollar London Interbank Offered Rate + 1.16% thereafter)(c)	15,000	16,650
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; Secured Overnight Financing Rate + 3.79% thereafter)(c)	15,000	17,539
2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(c)	15,000	15,260
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; Secured Overnight Financing Rate + 1.105% thereafter)(c)	5,000	4,747
6.40%, 5/15/38	10,000	14,464
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; Secured Overnight Financing Rate + 1.51% thereafter)(c)	65,000	59,956
5.63%, 8/16/43	218,000	298,252
4.85%, 2/1/44	25,000	31,727
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(c)	48,000	53,583
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(c)	80,000	79,040
Kaiser Foundation Hospitals
3.15%, 5/1/27	24,000	26,443
4.15%, 5/1/47	9,000	10,910
Kansas City Southern
4.95%, 8/15/45	155,000	192,205
Kellogg Co.
3.40%, 11/15/27	100,000	110,072
Keurig Dr. Pepper, Inc.
3.13%, 12/15/23	25,000	26,542
2.55%, 9/15/26	8,000	8,531
4.42%, 12/15/46	48,000	56,205
KeyCorp
4.15%, 10/29/25	169,000	191,440
2.55%, 10/1/29	13,000	13,485
Keysight Technologies, Inc.
4.60%, 4/6/27	25,000	28,956
Kimberly-Clark Corp.
1.05%, 9/15/27	35,000	34,390
3.90%, 5/4/47	50,000	58,645
Kimco Realty Corp.
3.30%, 2/1/25	18,000	19,518
2.80%, 10/1/26	5,000	5,321
Kinder Morgan Energy Partners L.P.
3.45%, 2/15/23	5,000	5,218
3.50%, 9/1/23	5,000	5,302
4.30%, 5/1/24	10,000	10,965
5.50%, 3/1/44	18,000	22,031
5.40%, 9/1/44	19,000	23,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
Kinder Morgan, Inc.
4.30%, 3/1/28	$30,000	$34,010
7.75%, 1/15/32	5,000	7,099
5.30%, 12/1/34	75,000	90,442
5.55%, 6/1/45	15,000	18,654
KLA Corp.
4.65%, 11/1/24	15,000	16,799
3.30%, 3/1/50	25,000	24,962
Kroger Co. (The)
3.70%, 8/1/27	64,000	71,616
5.15%, 8/1/43	18,000	22,631
5.40%, 1/15/49	19,000	24,892
Laboratory Corp. of America Holdings
3.20%, 2/1/22	21,000	21,392
2.30%, 12/1/24	211,000	221,803
Lam Research Corp.
4.00%, 3/15/29	15,000	17,178
Legg Mason, Inc.
5.63%, 1/15/44	5,000	6,802
Linde, Inc.
3.20%, 1/30/26	25,000	27,512
2.00%, 8/10/50	15,000	12,331
Lockheed Martin Corp.
6.15%, 9/1/36, Series B	39,000	55,160
4.09%, 9/15/52	24,000	28,865
Lowe’s Cos., Inc.
3.12%, 4/15/22	5,000	5,090
2.50%, 4/15/26	30,000	31,918
2.63%, 4/1/31	10,000	10,190
4.05%, 5/3/47	15,000	16,737
Lubrizol Corp. (The)
6.50%, 10/1/34	39,000	56,146
LYB International Finance B.V.
4.88%, 3/15/44	5,000	6,054
LYB International Finance II B.V.
3.50%, 3/2/27	38,000	41,610
LYB International Finance III LLC
3.80%, 10/1/60	5,000	5,005
LyondellBasell Industries N.V.
4.63%, 2/26/55	20,000	23,108
Magellan Midstream Partners L.P.
4.20%, 10/3/47	13,000	13,990
Main Street Capital Corp.
5.20%, 5/1/24	25,000	27,402
Marathon Oil Corp.
3.85%, 6/1/25	5,000	5,458
6.80%, 3/15/32	5,000	6,408
Marathon Petroleum Corp.
6.50%, 3/1/41	25,000	33,980
5.00%, 9/15/54	50,000	57,108
Marriott International, Inc.
3.50%, 10/15/32, Series GG	95,000	99,671
Marsh & McLennan Cos., Inc.
3.30%, 3/14/23	18,000	18,882
3.75%, 3/14/26	40,000	44,619
4.20%, 3/1/48	5,000	5,986
4.90%, 3/15/49	20,000	26,329
Martin Marietta Materials, Inc.
4.25%, 7/2/24	35,000	38,465
3.50%, 12/15/27	5,000	5,519
Marvell Technology, Inc.
4.20%, 6/22/23(d)	5,000	5,340
4.88%, 6/22/28(d)	15,000	17,231
Mass General Brigham, Inc.
3.19%, 7/1/49, Series 2020	100,000	103,058
3.34%, 7/1/60, Series 2020	25,000	26,404
Massachusetts Institute of Technology
3.89%, 7/1/2116	19,000	22,180
Mastercard, Inc.
3.65%, 6/1/49	20,000	22,292
McCormick & Co., Inc.
2.70%, 8/15/22	5,000	5,133
4.20%, 8/15/47	50,000	58,077
McDonald’s Corp.
3.38%, 5/26/25	5,000	5,450
6.30%, 10/15/37	19,000	26,679
3.70%, 2/15/42	159,000	172,340
4.45%, 3/1/47	15,000	17,732
3.63%, 9/1/49	40,000	42,340
4.20%, 4/1/50	60,000	69,679
McKesson Corp.
3.95%, 2/16/28	15,000	16,961
Medtronic, Inc.
4.38%, 3/15/35	10,000	12,251
Merck & Co., Inc.
2.40%, 9/15/22	5,000	5,114
2.80%, 5/18/23	25,000	26,247
6.50%, 12/1/33	50,000	72,777
2.35%, 6/24/40	5,000	4,677
2.45%, 6/24/50	5,000	4,508
MetLife, Inc.
3.60%, 11/13/25	69,000	76,590
Micron Technology, Inc.
4.64%, 2/6/24	30,000	33,020
Microsoft Corp.
2.40%, 8/8/26	69,000	73,735
3.30%, 2/6/27	92,000	102,559
4.10%, 2/6/37	48,000	57,700
4.50%, 10/1/40	75,000	96,533
3.70%, 8/8/46	12,000	13,820
4.25%, 2/6/47	18,000	22,354
2.53%, 6/1/50	115,000	107,707
2.92%, 3/17/52	50,000	50,363
4.50%, 2/6/57	18,000	23,961
MidAmerican Energy Co.
4.80%, 9/15/43	15,000	19,028
3.15%, 4/15/50	9,000	9,292
Molson Coors Beverage Co.
5.00%, 5/1/42	30,000	35,674
Mondelez International, Inc.
1.50%, 5/4/25	50,000	51,160
Moody’s Corp.
3.25%, 1/15/28	18,000	19,535
2.55%, 8/18/60	10,000	8,345
Morgan Stanley
4.88%, 11/1/22	194,000	206,053
3.13%, 1/23/23	54,000	56,492
3.75%, 2/25/23	37,000	39,178
4.10%, 5/22/23	50,000	53,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
3.74%, 4/24/24, (3.737% fixed rate until 4/24/23; 3-month U.S. dollar London Interbank Offered Rate + 0.847% thereafter)(c)	$30,000	$31,865
3.88%, 4/29/24, Series F	15,000	16,390
3.70%, 10/23/24	67,000	73,635
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(c)	100,000	106,100
4.00%, 7/23/25	9,000	10,077
3.88%, 1/27/26	9,000	10,094
3.13%, 7/27/26	9,000	9,805
4.35%, 9/8/26	115,000	131,085
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(c)	97,000	107,426
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(c)	89,000	99,220
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(c)	45,000	52,306
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(c)	15,000	15,509
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	15,000	16,539
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(c)	19,000	21,803
4.38%, 1/22/47	14,000	16,988
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(c)	8,000	11,485
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(c)	10,000	9,410
Mosaic Co. (The)
4.88%, 11/15/41	10,000	11,501
5.63%, 11/15/43	25,000	32,158
Motorola Solutions, Inc.
2.30%, 11/15/30	25,000	24,250
Mount Sinai Hospitals Group, Inc.
3.98%, 7/1/48, Series 2017	5,000	5,617
3.74%, 7/1/49, Series 2019	25,000	26,682
MPLX L.P.
4.13%, 3/1/27	100,000	112,293
4.00%, 3/15/28	18,000	19,995
4.70%, 4/15/48	50,000	56,044
National Rural Utilities Cooperative Finance Corp.
2.70%, 2/15/23	11,000	11,407
3.25%, 11/1/25	10,000	10,909
3.40%, 2/7/28	5,000	5,472
3.90%, 11/1/28	18,000	20,320
4.02%, 11/1/32	18,000	20,895
NBCUniversal Media LLC
5.95%, 4/1/41	5,000	7,058
4.45%, 1/15/43	50,000	59,746
NetApp, Inc.
3.30%, 9/29/24	45,000	48,467
New York and Presbyterian Hospital (The)
2.61%, 8/1/60	25,000	22,332
Newmont Corp.
4.88%, 3/15/42	45,000	55,665
NextEra Energy Capital Holdings, Inc.
0.65%, 3/1/23	255,000	256,374
2.75%, 5/1/25	15,000	15,994
3.50%, 4/1/29	20,000	21,946
NIKE, Inc.
2.40%, 3/27/25	200,000	212,298
2.85%, 3/27/30	17,000	18,244
3.88%, 11/1/45	5,000	5,809
3.38%, 11/1/46	20,000	21,658
NiSource, Inc.
3.49%, 5/15/27	10,000	11,037
5.25%, 2/15/43	20,000	25,304
5.65%, 2/1/45	5,000	6,669
4.38%, 5/15/47	25,000	29,160
3.95%, 3/30/48	18,000	19,857
Norfolk Southern Corp.
2.90%, 2/15/23	10,000	10,371
3.15%, 6/1/27	23,000	25,119
4.05%, 8/15/52	5,000	5,697
Northrop Grumman Corp.
3.25%, 8/1/23	48,000	50,990
3.20%, 2/1/27(b)	53,000	57,881
Nucor Corp.
2.70%, 6/1/30	25,000	25,939
NVIDIA Corp.
2.85%, 4/1/30	10,000	10,681
3.70%, 4/1/60	20,000	22,250
NVR, Inc.
3.95%, 9/15/22	5,000	5,176
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.67%, 10/1/50, Series 2020	85,000	76,945
NYU Langone Hospitals
3.38%, 7/1/55, Series 2020	25,000	25,551
O’Reilly Automotive, Inc.
3.55%, 3/15/26	25,000	27,765
3.90%, 6/1/29	13,000	14,521
Office Properties Income Trust
4.25%, 5/15/24	25,000	26,709
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	18,000	20,059
4.75%, 1/15/28	23,000	25,771
3.63%, 10/1/29	49,000	51,801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	$25,000	$24,531
5.75%, 3/15/29	34,000	42,652
ONEOK, Inc.
2.75%, 9/1/24	18,000	19,038
4.00%, 7/13/27	18,000	19,922
4.55%, 7/15/28	78,000	88,241
Oracle Corp.
2.50%, 10/15/22	50,000	51,532
2.63%, 2/15/23	15,000	15,574
3.63%, 7/15/23	23,000	24,555
2.40%, 9/15/23	50,000	52,094
2.50%, 4/1/25	50,000	52,766
2.65%, 7/15/26	161,000	170,604
3.25%, 11/15/27	17,000	18,524
2.30%, 3/25/28	150,000	153,606
2.95%, 4/1/30	91,000	94,969
5.38%, 7/15/40	10,000	12,560
4.50%, 7/8/44	40,000	45,255
4.00%, 11/15/47	28,000	29,436
4.38%, 5/15/55	75,000	83,131
Owens Corning
4.30%, 7/15/47	23,000	25,849
Pacific Gas and Electric Co.
3.45%, 7/1/25	145,000	152,467
2.95%, 3/1/26	20,000	20,571
2.10%, 8/1/27	20,000	19,317
2.50%, 2/1/31	125,000	115,941
4.50%, 7/1/40	25,000	24,584
3.50%, 8/1/50	80,000	69,430
PacifiCorp
4.10%, 2/1/42	50,000	57,665
Packaging Corp. of America
4.50%, 11/1/23	43,000	46,653
3.40%, 12/15/27	25,000	27,582
Parker-Hannifin Corp.
3.50%, 9/15/22	5,000	5,205
3.30%, 11/21/24	18,000	19,452
3.25%, 6/14/29	13,000	14,088
6.25%, 5/15/38	15,000	20,950
PayPal Holdings, Inc.
2.20%, 9/26/22	50,000	51,270
PeaceHealth Obligated Group
4.79%, 11/15/48, Series 2018	50,000	64,682
PECO Energy Co.
3.90%, 3/1/48	20,000	23,041
2.80%, 6/15/50	125,000	119,814
People’s United Financial, Inc.
3.65%, 12/6/22	155,000	161,186
PepsiCo, Inc.
3.60%, 3/1/24	40,000	43,234
2.63%, 3/19/27	25,000	27,010
3.00%, 10/15/27	53,000	58,479
2.75%, 3/19/30	30,000	32,042
4.25%, 10/22/44	23,000	27,630
3.38%, 7/29/49(b)	20,000	21,360
Pfizer, Inc.
2.95%, 3/15/24	18,000	19,284
3.00%, 12/15/26	10,000	11,005
7.20%, 3/15/39	89,000	141,636
4.30%, 6/15/43	5,000	6,042
Philip Morris International, Inc.
2.50%, 8/22/22	23,000	23,650
3.25%, 11/10/24	21,000	22,847
2.10%, 5/1/30	100,000	98,269
4.88%, 11/15/43	32,000	39,064
Phillips 66
3.90%, 3/15/28	11,000	12,249
5.88%, 5/1/42	40,000	53,408
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	25,000	25,123
Plains All American Pipeline L.P.
3.65%, 6/1/22	39,500	40,394
4.50%, 12/15/26	15,000	16,814
6.65%, 1/15/37	48,000	59,820
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	78,000	85,292
3.45%, 4/23/29	50,000	55,476
2.55%, 1/22/30	10,000	10,393
Procter & Gamble Co. (The)
2.15%, 8/11/22	28,000	28,660
2.80%, 3/25/27	105,000	114,491
3.00%, 3/25/30	50,000	54,622
Progressive Corp. (The)
3.95%, 3/26/50	25,000	29,124
Prologis L.P.
2.25%, 4/15/30	25,000	25,158
1.25%, 10/15/30	60,000	55,645
4.38%, 9/15/48	5,000	6,093
Prudential Financial, Inc.
5.70%, 12/14/36	5,000	6,801
6.63%, 12/1/37	19,000	27,444
5.88%, 9/15/42, (5.875% fixed rate until 9/15/22; 3-month U.S. dollar London Interbank Offered Rate + 4.175% thereafter)(c)	5,000	5,297
4.60%, 5/15/44	5,000	6,121
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(c)	5,000	5,533
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(c)	5,000	5,801
3.94%, 12/7/49	20,000	22,488
4.35%, 2/25/50	20,000	23,915
PSEG Power LLC
3.85%, 6/1/23	5,000	5,326
Public Service Co. of Colorado
3.60%, 9/15/42	90,000	99,064
4.30%, 3/15/44	29,000	34,750
Public Service Electric & Gas Co.
2.38%, 5/15/23	43,000	44,609
3.00%, 5/15/27	19,000	20,680
3.95%, 5/1/42	30,000	34,548
3.60%, 12/1/47	25,000	27,506
Public Service Enterprise Group, Inc.
2.88%, 6/15/24	25,000	26,575
PVH Corp.
4.63%, 7/10/25	25,000	28,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
QUALCOMM, Inc.
2.60%, 1/30/23	$10,000	$10,380
2.90%, 5/20/24	22,000	23,560
1.65%, 5/20/32	30,000	28,135
3.25%, 5/20/50	20,000	20,574
Raymond James Financial, Inc.
4.65%, 4/1/30	25,000	29,691
Raytheon Technologies Corp.
2.80%, 3/15/22	18,000	18,325
3.95%, 8/16/25	25,000	27,919
3.50%, 3/15/27	50,000	55,397
5.70%, 4/15/40	25,000	33,764
4.50%, 6/1/42	100,000	120,470
4.80%, 12/15/43	10,000	12,245
3.75%, 11/1/46	48,000	52,077
4.35%, 4/15/47	30,000	35,452
Realty Income Corp.
3.00%, 1/15/27	5,000	5,397
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/50	80,000	70,252
Reliance Steel & Aluminum Co.
1.30%, 8/15/25	25,000	25,068
Rockwell Automation, Inc.
4.20%, 3/1/49	35,000	42,275
Roper Technologies, Inc.
2.35%, 9/15/24	15,000	15,795
3.80%, 12/15/26	30,000	33,647
1.40%, 9/15/27	25,000	24,597
RWJ Barnabas Health, Inc.
3.95%, 7/1/46	24,000	27,337
Ryder System, Inc.
3.75%, 6/9/23	23,000	24,443
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	25,000	29,705
5.00%, 3/15/27	25,000	28,965
4.20%, 3/15/28	25,000	27,949
Sabra Health Care L.P.
5.13%, 8/15/26	18,000	20,244
salesforce.com, Inc.
3.70%, 4/11/28	25,000	28,329
San Diego Gas & Electric Co.
1.70%, 10/1/30, Series VVV	50,000	47,917
Santander Holdings USA, Inc.
4.40%, 7/13/27	88,000	98,974
Sempra Energy
2.88%, 10/1/22	5,000	5,132
4.05%, 12/1/23	55,000	59,281
3.55%, 6/15/24	25,000	26,960
3.25%, 6/15/27	46,000	50,113
Sherwin-Williams Co. (The)
2.95%, 8/15/29	10,000	10,628
4.00%, 12/15/42	55,000	61,343
4.50%, 6/1/47	5,000	6,029
3.80%, 8/15/49	20,000	21,912
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/23	15,000	15,763
3.20%, 9/23/26	110,000	120,392
Simon Property Group L.P.
2.75%, 2/1/23	5,000	5,178
3.75%, 2/1/24	5,000	5,388
3.30%, 1/15/26	5,000	5,434
3.25%, 11/30/26	23,000	25,134
3.38%, 6/15/27	100,000	109,241
2.45%, 9/13/29	25,000	25,460
SITE Centers Corp.
4.70%, 6/1/27	68,000	75,825
Southern California Edison Co.
2.25%, 6/1/30	100,000	98,235
4.65%, 10/1/43	124,000	139,049
4.88%, 3/1/49, Series B	8,000	9,288
3.65%, 2/1/50(b)	20,000	19,717
Southern California Gas Co.
4.13%, 6/1/48, Series UU	5,000	5,830
Southern Co. (The)
2.95%, 7/1/23	10,000	10,468
3.25%, 7/1/26	67,000	72,879
Southern Co. Gas Capital Corp.
4.40%, 6/1/43	5,000	5,762
Southern Power Co.
5.15%, 9/15/41	19,000	22,395
Southwest Airlines Co.
4.75%, 5/4/23	45,000	48,527
5.13%, 6/15/27	50,000	58,582
Southwest Gas Corp.
3.80%, 9/29/46	50,000	52,398
Spectra Energy Partners L.P.
4.75%, 3/15/24	18,000	19,862
3.50%, 3/15/25	5,000	5,420
Stanford Health Care
3.80%, 11/15/48, Series 2018	18,000	20,746
Starbucks Corp.
3.10%, 3/1/23	5,000	5,233
2.45%, 6/15/26	5,000	5,291
2.00%, 3/12/27	70,000	72,078
4.00%, 11/15/28	5,000	5,687
4.30%, 6/15/45	25,000	28,469
3.50%, 11/15/50	75,000	76,648
State Street Corp.
3.10%, 5/15/23	48,000	50,675
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(c)	50,000	52,916
4.14%, 12/3/29, (0.81% fixed rate until 12/3/28; 3-month U.S. dollar London Interbank Offered Rate + 1.03% thereafter)(c)	50,000	57,820
2.40%, 1/24/30	62,000	63,943
Steel Dynamics, Inc.
3.45%, 4/15/30	90,000	97,511
Stryker Corp.
3.38%, 5/15/24	5,000	5,407
Sutter Health
3.16%, 8/15/40, Series 20A	95,000	96,731
Synchrony Financial
3.70%, 8/4/26	5,000	5,481
Synovus Financial Corp.
3.13%, 11/1/22	5,000	5,162
Sysco Corp.
5.65%, 4/1/25	45,000	52,590
3.30%, 7/15/26	73,000	79,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
T-Mobile USA, Inc.
3.50%, 4/15/25	$90,000	$97,864
3.75%, 4/15/27	20,000	22,061
4.50%, 4/15/50	20,000	22,713
Tampa Electric Co.
4.30%, 6/15/48	18,000	21,423
Tapestry, Inc.
4.13%, 7/15/27	55,000	60,274
Target Corp.
2.50%, 4/15/26	135,000	145,319
4.00%, 7/1/42	60,000	72,730
TC PipeLines L.P.
4.38%, 3/13/25	44,000	48,762
TD Ameritrade Holding Corp.
2.95%, 4/1/22	10,000	10,183
Texas Instruments, Inc.
2.90%, 11/3/27	27,000	29,475
4.15%, 5/15/48	14,000	17,096
Thermo Fisher Scientific, Inc.
4.50%, 3/25/30	75,000	88,489
Time Warner Cable LLC
6.75%, 6/15/39	80,500	110,463
5.50%, 9/1/41	7,000	8,434
4.50%, 9/15/42	10,000	10,817
TJX Cos., Inc. (The)
3.75%, 4/15/27	35,000	39,334
3.88%, 4/15/30	25,000	28,252
Toyota Motor Credit Corp.
0.35%, 10/14/22	100,000	100,250
1.35%, 8/25/23	40,000	40,900
0.45%, 1/11/24	32,000	32,068
2.90%, 4/17/24	5,000	5,350
3.05%, 1/11/28	15,000	16,334
2.15%, 2/13/30	50,000	50,593
1.65%, 1/10/31	30,000	28,884
Trane Technologies Global Holding Co., Ltd.
3.75%, 8/21/28	45,000	50,266
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/1/24	50,000	54,272
Transcontinental Gas Pipe Line Co. LLC
4.45%, 8/1/42	15,000	17,143
Travelers Cos., Inc. (The)
6.25%, 6/15/37	30,000	43,259
3.75%, 5/15/46	25,000	28,173
4.00%, 5/30/47	48,000	56,511
2.55%, 4/27/50	20,000	18,415
Trimble, Inc.
4.15%, 6/15/23	5,000	5,328
Trinity Health Corp.
2.63%, 12/1/40, Series 2021	40,000	38,512
Truist Bank
4.05%, 11/3/25	25,000	28,286
Truist Financial Corp.
3.05%, 6/20/22	50,000	51,384
2.85%, 10/26/24	144,000	155,200
1.13%, 8/3/27	15,000	14,668
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	15,000	16,323
2.95%, 6/15/27(b)	23,000	25,192
3.70%, 12/1/42	5,000	5,473
3.00%, 7/30/46(b)	48,000	47,528
Tyson Foods, Inc.
4.88%, 8/15/34	50,000	61,658
U.S. Bancorp
3.60%, 9/11/24	25,000	27,414
1.45%, 5/12/25	25,000	25,626
2.38%, 7/22/26, Series V	75,000	79,504
3.90%, 4/26/28	78,000	89,491
1.38%, 7/22/30	11,000	10,406
UDR, Inc.
2.10%, 8/1/32	25,000	23,662
Union Electric Co.
2.95%, 6/15/27	18,000	19,477
Union Pacific Corp.
3.50%, 6/8/23	52,000	55,192
3.75%, 7/15/25	5,000	5,576
3.25%, 8/15/25	5,000	5,449
2.75%, 3/1/26	5,000	5,365
4.00%, 4/15/47	19,000	21,249
3.84%, 3/20/60	108,000	116,786
3.75%, 2/5/70	25,000	26,097
3.80%, 4/6/71(d)	5,000	5,228
United Airlines Pass Through Trust
4.30%, 2/15/27, Series A	16,947	17,803
United Parcel Service, Inc.
2.45%, 10/1/22	5,000	5,150
2.40%, 11/15/26	5,000	5,350
3.05%, 11/15/27(b)	53,000	58,810
6.20%, 1/15/38	15,000	21,762
3.40%, 11/15/46	5,000	5,356
UnitedHealth Group, Inc.
2.88%, 3/15/22	5,000	5,073
2.75%, 2/15/23	5,000	5,183
3.70%, 12/15/25	90,000	100,873
3.10%, 3/15/26	34,000	37,236
3.88%, 12/15/28	18,000	20,630
5.80%, 3/15/36	25,000	34,791
3.95%, 10/15/42	5,000	5,777
4.75%, 7/15/45	100,000	127,536
3.75%, 10/15/47	15,000	16,652
University of Southern California
3.03%, 10/1/39	24,000	25,032
3.84%, 10/1/47, Series 2017	120,000	142,278
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	40,000	44,294
Valero Energy Corp.
2.70%, 4/15/23	29,000	30,200
3.40%, 9/15/26	50,000	53,980
Valero Energy Partners L.P.
4.38%, 12/15/26	58,000	66,016
Ventas Realty L.P.
4.75%, 11/15/30(b)	14,000	16,533
4.38%, 2/1/45	24,000	26,350
VEREIT Operating Partnership L.P.
4.60%, 2/6/24	18,000	19,726
3.95%, 8/15/27	5,000	5,610
Verisk Analytics, Inc.
4.13%, 3/15/29	147,000	165,670
Verizon Communications, Inc.
0.75%, 3/22/24	20,000	20,164
3.38%, 2/15/25	10,000	10,903
0.85%, 11/20/25	10,000	9,906
4.33%, 9/21/28	25,000	28,834
4.02%, 12/3/29	20,000	22,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
1.68%, 10/30/30	$76,000	$71,607
2.65%, 11/20/40	70,000	64,784
3.40%, 3/22/41	150,000	153,321
6.55%, 9/15/43	8,000	12,257
4.86%, 8/21/46	50,000	62,296
4.52%, 9/15/48	20,000	23,819
5.01%, 4/15/49	23,000	29,257
2.88%, 11/20/50	85,000	77,262
2.99%, 10/30/56	11,000	9,894
3.00%, 11/20/60	15,000	13,458
3.70%, 3/22/61	107,000	108,772
ViacomCBS, Inc.
3.38%, 2/15/28	5,000	5,399
6.88%, 4/30/36	5,000	7,032
4.90%, 8/15/44	5,000	5,832
4.60%, 1/15/45	50,000	56,430
4.95%, 5/19/50(b)	20,000	23,887
Viatris, Inc.
2.70%, 6/22/30(d)	10,000	10,007
3.85%, 6/22/40(d)	30,000	31,108
4.00%, 6/22/50(d)	10,000	10,203
Virginia Electric & Power Co.
8.88%, 11/15/38	15,000	26,237
Visa, Inc.
2.80%, 12/14/22	50,000	51,780
1.90%, 4/15/27	34,000	35,264
2.75%, 9/15/27	22,000	23,841
3.65%, 9/15/47	65,000	73,452
VMware, Inc.
4.50%, 5/15/25	25,000	28,058
Vulcan Materials Co.
4.50%, 4/1/25	18,000	20,215
Wachovia Corp.
5.50%, 8/1/35	5,000	6,394
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	128,000	139,832
Walmart, Inc.
3.55%, 6/26/25	69,000	76,658
3.70%, 6/26/28	15,000	17,043
5.25%, 9/1/35	50,000	67,130
6.50%, 8/15/37	48,000	71,690
4.05%, 6/29/48	65,000	78,812
Walt Disney Co. (The)
3.35%, 3/24/25	50,000	54,601
2.20%, 1/13/28	75,000	77,353
2.65%, 1/13/31	10,000	10,354
6.40%, 12/15/35	4,000	5,761
6.65%, 11/15/37	20,000	29,385
3.50%, 5/13/40	60,000	64,244
4.95%, 10/15/45	5,000	6,446
3.80%, 5/13/60	15,000	16,610
Wells Fargo & Co.
2.63%, 7/22/22	44,000	45,197
3.45%, 2/13/23, Series M	10,000	10,524
4.13%, 8/15/23	69,000	74,552
3.00%, 4/22/26	125,000	135,491
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)	139,000	153,781
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(c)	115,000	119,684
4.15%, 1/24/29	10,000	11,449
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; Secured Overnight Financing Rate + 4.032% thereafter)(c)	50,000	58,403
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(c)	15,000	15,048
5.38%, 11/2/43	47,000	60,843
4.75%, 12/7/46	96,000	116,712
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; Secured Overnight Financing Rate + 4.502% thereafter)(c)	25,000	33,125
Welltower, Inc.
4.25%, 4/1/26(b)	23,000	26,048
4.25%, 4/15/28	15,000	17,007
Western Union Co. (The)
4.25%, 6/9/23	55,000	58,832
2.75%, 3/15/31	200,000	196,746
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	50,000	53,881
Westlake Chemical Corp.
5.00%, 8/15/46	10,000	12,174
WestRock MWV LLC
7.95%, 2/15/31	14,000	19,808
Whirlpool Corp.
4.50%, 6/1/46	30,000	34,866
Williams Cos., Inc. (The)
3.75%, 6/15/27	10,000	11,113
7.50%, 1/15/31, Series A	50,000	67,725
6.30%, 4/15/40	10,000	13,265
5.75%, 6/24/44	50,000	63,678
Wisconsin Public Service Corp.
3.67%, 12/1/42	38,000	41,290
WRKCo, Inc.
3.75%, 3/15/25	45,000	49,492
4.65%, 3/15/26	25,000	28,732
WW Grainger, Inc.
3.75%, 5/15/46	85,000	93,592
Wyeth LLC
5.95%, 4/1/37	10,000	14,025
Xilinx, Inc.
2.95%, 6/1/24	73,000	77,847
Xylem, Inc.
3.25%, 11/1/26	5,000	5,491
Zimmer Biomet Holdings, Inc.
3.15%, 4/1/22	5,000	5,094
3.55%, 4/1/25	60,000	65,485
Zoetis, Inc.
4.70%, 2/1/43	25,000	31,097

TOTAL U.S. CORPORATE BONDS (Cost: $45,410,046)		47,012,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 3.5%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	$23,000	$30,523
Westpac Banking Corp.
2.75%, 1/11/23	50,000	52,036
3.35%, 3/8/27	23,000	25,555
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(c)	10,000	11,158
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	30,000	29,168
4.42%, 7/24/39	25,000	28,892

Total Australia		177,332

Belgium - 0.3%
Anheuser-Busch Cos. LLC
3.65%, 2/1/26	129,000	143,020
4.70%, 2/1/36	25,000	29,903
Anheuser-Busch InBev Finance, Inc.
4.00%, 1/17/43	128,000	138,672
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/31(b)	90,000	109,198
4.60%, 4/15/48	119,000	138,468
4.44%, 10/6/48	19,000	21,713

Total Belgium		580,974

Bermuda - 0.0%
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	18,000	19,677

Brazil - 0.0%
Vale Overseas Ltd.
6.88%, 11/21/36	10,000	13,648

Canada - 0.8%
Bank of Montreal
2.35%, 9/11/22	44,000	45,216
3.30%, 2/5/24, Series E	40,000	43,043
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	49,000	54,180
Bank of Nova Scotia (The)
2.45%, 9/19/22	48,000	49,410
2.00%, 11/15/22	50,000	51,306
1.63%, 5/1/23	40,000	41,030
Brookfield Finance, Inc.
3.90%, 1/25/28	18,000	19,938
4.85%, 3/29/29	25,000	29,148
4.70%, 9/20/47	50,000	58,981
Canadian Imperial Bank of Commerce
0.95%, 6/23/23	40,000	40,447
Canadian National Railway Co.
2.95%, 11/21/24	25,000	26,859
Canadian Natural Resources Ltd.
3.80%, 4/15/24(b)	50,000	53,880
3.85%, 6/1/27	25,000	27,680
CNOOC Petroleum North America ULC
5.88%, 3/10/35	65,000	80,531
6.40%, 5/15/37	25,000	32,930
7.50%, 7/30/39	63,000	93,279
Enbridge, Inc.
4.25%, 12/1/26	25,000	28,261
Kinross Gold Corp.
4.50%, 7/15/27	55,000	63,312
Magna International, Inc.
3.63%, 6/15/24	5,000	5,422
Nutrien Ltd.
3.15%, 10/1/22	43,000	44,269
2.95%, 5/13/30	90,000	94,310
5.63%, 12/1/40	5,000	6,610
5.25%, 1/15/45	18,000	23,167
3.95%, 5/13/50	50,000	55,859
Rogers Communications, Inc.
3.00%, 3/15/23	23,000	23,901
4.50%, 3/15/43	25,000	28,258
5.00%, 3/15/44	25,000	30,172
Royal Bank of Canada
2.75%, 2/1/22	50,000	50,863
2.80%, 4/29/22	50,000	51,195
3.70%, 10/5/23	25,000	26,959
2.25%, 11/1/24	25,000	26,346
TELUS Corp.
2.80%, 2/16/27	50,000	53,238
4.60%, 11/16/48	5,000	6,057
Toronto-Dominion Bank (The)
0.75%, 6/12/23	10,000	10,094
0.75%, 9/11/25	25,000	24,819
TransCanada PipeLines Ltd.
4.25%, 5/15/28	64,000	73,085
4.63%, 3/1/34	28,000	32,740
5.85%, 3/15/36	29,000	37,722

Total Canada		1,544,517

China - 0.1%
Alibaba Group Holding Ltd.
3.40%, 12/6/27	25,000	27,345
Baidu, Inc.
1.72%, 4/9/26	200,000	201,446

Total China		228,791

Colombia - 0.1%
Ecopetrol S.A.
5.88%, 9/18/23	194,000	210,057
5.88%, 5/28/45	40,000	41,452

Total Colombia		251,509

France - 0.0%
Sanofi
3.63%, 6/19/28	5,000	5,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
Total Capital International S.A.
3.46%, 7/12/49	$20,000	$20,882

Total France		26,543

Germany - 0.1%
Deutsche Bank AG
3.70%, 5/30/24	25,000	27,013
Deutsche Telekom International Finance B.V.
8.75%, 6/15/30	15,000	22,247
9.25%, 6/1/32	50,000	80,330

Total Germany		129,590

Japan - 0.3%
Mitsubishi UFJ Financial Group, Inc.
3.46%, 3/2/23	25,000	26,360
3.76%, 7/26/23	54,000	57,850
3.41%, 3/7/24	25,000	26,916
3.78%, 3/2/25	5,000	5,516
3.96%, 3/2/28	45,000	50,763
3.74%, 3/7/29	40,000	44,688
4.15%, 3/7/39	25,000	29,127
Sumitomo Mitsui Financial Group, Inc.
2.78%, 7/12/22	10,000	10,284
2.78%, 10/18/22	50,000	51,728
3.45%, 1/11/27	25,000	27,562
3.35%, 10/18/27	23,000	25,260
3.20%, 9/17/29	50,000	52,457
2.14%, 9/23/30	105,000	101,286
Takeda Pharmaceutical Co., Ltd.
3.03%, 7/9/40	25,000	24,528

Total Japan		534,325

Netherlands - 0.2%
Cooperatieve Rabobank UA
5.25%, 5/24/41	109,000	144,964
Shell International Finance B.V.
3.40%, 8/12/23	47,000	50,201
3.25%, 5/11/25	100,000	109,296
2.38%, 11/7/29	100,000	102,812
5.50%, 3/25/40	27,000	36,960

Total Netherlands		444,233

Norway - 0.2%
Equinor ASA
2.45%, 1/17/23	106,000	109,805
2.65%, 1/15/24	5,000	5,285
3.70%, 3/1/24	87,000	94,502
3.00%, 4/6/27	25,000	27,203
3.63%, 9/10/28	99,000	110,359
5.10%, 8/17/40	19,000	24,704
4.80%, 11/8/43	25,000	31,799

Total Norway		403,657

Peru - 0.0%
Southern Copper Corp.
6.75%, 4/16/40	5,000	6,929

Spain - 0.1%
Telefonica Emisiones S.A.
7.05%, 6/20/36	9,000	12,694
Telefonica Europe B.V.
8.25%, 9/15/30	97,000	139,633

Total Spain		152,327

Switzerland - 0.2%
Credit Suisse Group AG
4.55%, 4/17/26	192,000	217,680
Novartis Capital Corp.
3.10%, 5/17/27	60,000	65,943
3.70%, 9/21/42	15,000	17,087
Syngenta Finance N.V.
3.13%, 3/28/22	19,000	19,299

Total Switzerland		320,009

United Kingdom - 1.0%
AstraZeneca PLC
3.38%, 11/16/25	15,000	16,506
4.00%, 1/17/29	25,000	28,582
4.38%, 11/16/45	50,000	60,362
Barclays PLC
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(c)	200,000	214,096
BAT Capital Corp.
3.22%, 8/15/24	150,000	159,741
3.22%, 9/6/26	25,000	26,559
4.39%, 8/15/37	50,000	52,067
BP Capital Markets PLC
3.54%, 11/4/24(b)	45,000	49,329
3.28%, 9/19/27	24,000	26,358
3.72%, 11/28/28	45,000	50,305
British Telecommunications PLC
9.63%, 12/15/30	74,000	115,214
CNH Industrial N.V.
4.50%, 8/15/23	20,000	21,679
Diageo Capital PLC
2.13%, 4/29/32	30,000	29,642
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	100,000	104,575
3.38%, 5/15/23	19,000	20,147
HSBC Holdings PLC
3.90%, 5/25/26	25,000	27,947
4.95%, 3/31/30	175,000	207,938
7.63%, 5/17/32	64,000	89,857
6.80%, 6/1/38	100,000	141,241
Lloyds Banking Group PLC
1.63%, 5/11/27, (1.627% fixed rate until 5/11/26; 1-year Constant Maturity Treasury Rate + 0.85% thereafter)(c)	200,000	201,202
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.21% thereafter)(c)	50,000	54,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
Reynolds American, Inc.
7.25%, 6/15/37	$23,000	$30,249
5.85%, 8/15/45	10,000	11,687
Santander UK Group Holdings PLC
1.09%, 3/15/25, (1.089% fixed rate until 3/15/24; Secured Overnight Financing Rate + 0.787% thereafter)(c)	250,000	251,760
Unilever Capital Corp.
5.90%, 11/15/32	5,000	6,826
Vodafone Group PLC
4.13%, 5/30/25	50,000	56,063
4.38%, 2/19/43	34,000	38,555
5.25%, 5/30/48	30,000	38,101

Total United Kingdom		2,131,214

TOTAL FOREIGN CORPORATE BONDS (Cost: $6,761,078)		6,965,275

FOREIGN GOVERNMENT AGENCIES - 0.7%

Canada - 0.4%
Export Development Canada
2.50%, 1/24/23	10,000	10,381
1.38%, 2/24/23	50,000	51,037
2.75%, 3/15/23	30,000	31,370
Province of Alberta Canada
3.30%, 3/15/28	95,000	105,910
Province of British Columbia Canada
2.00%, 10/23/22	110,000	112,791
2.25%, 6/2/26	25,000	26,613
Province of New Brunswick Canada
3.63%, 2/24/28	20,000	22,786
Province of Ontario Canada
3.20%, 5/16/24	110,000	118,866
Province of Quebec Canada
2.63%, 2/13/23	9,000	9,364
2.88%, 10/16/24, Series QO	55,000	59,314
1.50%, 2/11/25, Series QX	20,000	20,646
2.50%, 4/20/26	50,000	53,766
7.50%, 9/15/29, Series PD	31,000	44,424

Total Canada		667,268

Germany - 0.3%
Kreditanstalt fuer Wiederaufbau
2.13%, 6/15/22	9,000	9,185
2.13%, 1/17/23	83,000	85,646
2.63%, 2/28/24	225,000	239,202
2.50%, 11/20/24	33,000	35,280
0.63%, 1/22/26	50,000	49,690
2.88%, 4/3/28	40,000	44,267
Landwirtschaftliche Rentenbank
1.75%, 7/27/26	90,000	93,850
0.88%, 9/3/30	105,000	98,070

Total Germany		655,190

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,307,471)		1,322,458

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%

Canada - 0.0%
Canada Government International Bond
2.00%, 11/15/22	20,000	20,538

Colombia - 0.1%
Colombia Government International Bond
3.13%, 4/15/31	200,000	192,914
10.38%, 1/28/33	75,000	111,930

Total Colombia		304,844

Hungary - 0.0%
Hungary Government International Bond
5.38%, 2/21/23	50,000	54,370
5.38%, 3/25/24	18,000	20,425

Total Hungary		74,795

Indonesia - 0.1%
Indonesia Government International Bond
3.50%, 2/14/50	165,000	168,257

Italy - 0.1%
Republic of Italy Government International Bond
5.38%, 6/15/33	86,000	106,843

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/2/23	31,000	33,692
6.75%, 9/27/34, Series MTNA	25,000	33,133
5.75%, 10/12/2110	168,000	197,518

Total Mexico		264,343

Panama - 0.2%
Panama Government International Bond
8.88%, 9/30/27	219,000	304,336
6.70%, 1/26/36	50,000	67,433

Total Panama		371,769

Peru - 0.2%
Peruvian Government International Bond
4.13%, 8/25/27	144,000	160,158
2.78%, 1/23/31	50,000	50,231
8.75%, 11/21/33	25,000	38,842
5.63%, 11/18/50	50,000	65,752

Total Peru		314,983

Philippines - 0.2%
Philippine Government International Bond
7.75%, 1/14/31	100,000	147,906
3.95%, 1/20/40	200,000	219,510

Total Philippines		367,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
Poland - 0.1%
Republic of Poland Government International Bond
3.00%, 3/17/23	$49,000	$51,355
3.25%, 4/6/26	72,000	79,709

Total Poland		131,064

Uruguay - 0.1%
Uruguay Government International Bond
5.10%, 6/18/50	53,000	67,229
4.98%, 4/20/55	124,000	155,386

Total Uruguay		222,615

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,294,469)		2,347,467

SUPRANATIONAL BONDS - 1.5%
Asian Development Bank
2.75%, 3/17/23	9,000	9,414
1.50%, 10/18/24	275,000	284,509
2.00%, 1/22/25	5,000	5,264
0.63%, 4/29/25	150,000	150,144
0.50%, 2/4/26	300,000	296,052
2.50%, 11/2/27	20,000	21,582
Asian Infrastructure Investment Bank (The)
2.25%, 5/16/24	200,000	210,966
Corporacion Andina de Fomento
3.25%, 2/11/22	50,000	50,946
4.38%, 6/15/22	5,000	5,201
European Investment Bank
2.25%, 3/15/22	14,000	14,238
2.25%, 8/15/22	9,000	9,229
2.50%, 3/15/23	291,000	303,050
0.25%, 9/15/23	250,000	250,172
3.25%, 1/29/24	14,000	15,097
0.38%, 12/15/25(b)	15,000	14,760
2.13%, 4/13/26	25,000	26,562
2.38%, 5/24/27(b)	94,000	101,263
4.88%, 2/15/36	25,000	33,883
Inter-American Development Bank
1.75%, 9/14/22	141,000	143,907
2.50%, 1/18/23	9,000	9,340
1.75%, 3/14/25	65,000	67,869
0.63%, 7/15/25	200,000	199,652
3.88%, 10/28/41	80,000	99,525
3.20%, 8/7/42	25,000	28,140
International Bank for Reconstruction & Development
2.13%, 2/13/23	5,000	5,167
2.50%, 11/25/24, Series GDIF	64,000	68,448
2.13%, 3/3/25, Series GDIF	50,000	52,924
0.63%, 4/22/25	250,000	250,375
2.50%, 7/29/25, Series GDIF	134,000	144,157
0.50%, 10/28/25	10,000	9,906
2.50%, 11/22/27, Series GDIF	154,000	166,371
International Finance Corp.
1.38%, 10/16/24	60,000	61,845

TOTAL SUPRANATIONAL BONDS (Cost: $3,079,093)		3,109,958

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%

United States - 2.2%
Banc of America Commercial Mortgage Trust
3.17%, 7/15/49, Series 2016-UB10, Class A4	100,000	108,376
Bank
2.85%, 10/17/52, Series 2019-BN21, Class A5	75,000	79,965
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	115,996
2.40%, 1/15/63, Series 2020-BN25, Class A4	150,000	154,234
2.14%, 3/15/63, Series 2020-BN28, Class AS	100,000	98,166
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS^(c)	60,000	63,375
4.02%, 3/15/52, Series 2019-B9, Class A5	60,000	68,577
CFCRE Commercial Mortgage Trust
3.83%, 12/15/47, Series 2011-C2, Class A4	15,998	16,025
Commercial Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	32,281	33,587
3.21%, 3/10/48, Series 2015-CR22, Class A3	95,000	96,206
3.63%, 10/10/48, Series 2015-CR26, Class A4	250,000	275,099
CSAIL Commercial Mortgage Trust
4.10%, 4/15/51, Series 2018-CX11, Class A3	100,000	108,424
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.87%, 12/25/21, Series K017, Class A2	87,882	88,556
2.48%, 3/25/25, Series K049, Class A1	10,776	11,145
3.75%, 8/25/25, Series K733, Class A2	100,000	111,189
3.00%, 12/25/25, Series K053, Class A2	200,000	218,265
2.62%, 8/25/26, Series K057, Class AM	100,000	106,771
3.43%, 1/25/27, Series K063, Class A2^(c)	70,000	78,664
3.69%, 1/25/29, Series K088, Class A2	115,000	133,143
3.99%, 8/25/33, Series K157, Class A3^(c)	70,000	83,951
1.24%, 1/25/35, Series K-1516, Class A1	296,476	285,389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.11%, 7/25/23, Series 2014-M1, Class A2^(c)	$70,376	$73,077
2.49%, 5/25/26, Series 2016-M6, Class A2	57,210	60,896
2.48%, 12/25/26, Series 2017-M3, Class A2^(c)	45,000	48,017
3.05%, 3/25/28, Series 2018-M4, Class A2^(c)	25,000	27,861
2.44%, 10/25/29, Series 2020-M1, Class A2	200,000	213,678
2.99%, 2/25/30, Series 2018-M3, Class A1^(c)	18,416	19,869
1.78%, 5/25/30, Series 2020-M14, Class A2	125,000	126,865
3.61%, 2/25/31, Series 2019-M4, Class A2	250,000	290,419
GS Mortgage Securities Trust
3.00%, 9/1/52, Series 2019-GC42, Class A4	50,000	53,839
2.66%, 2/13/53, Series 2020-GC45, Class A4	100,000	104,704
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	54,191
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	109,574
3.60%, 5/15/50, Series 2017-C33, Class A5	250,000	277,814
Morgan Stanley Capital I Trust
3.52%, 7/15/52, Series 2019-H7, Class AS	100,000	109,466
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	57,423
4.08%, 12/15/51, Series 2018-C15, Class A3	50,000	56,108
Wells Fargo Commercial Mortgage Trust
3.79%, 9/15/48, Series 2015-SG1, Class A4	99,658	108,162
3.64%, 3/15/50, Series 2017-RB1, Class A5	68,000	75,732
2.40%, 7/15/53, Series 2020-C58, Class AS	100,000	99,989
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	107,451

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $4,335,687)		4,410,238

MUNICIPAL BONDS - 0.6%

United States - 0.6%
Bay Area Toll Authority
7.04%, 4/1/50, Series S1-SUB	25,000	42,561
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%, 12/1/40, Series B	50,000	70,521
City of Houston, TX
3.96%, 3/1/47	100,000	117,570
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	45,000	53,602
New York City Water & Sewer System
5.44%, 6/15/43	100,000	142,826
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	137,029
4.81%, 10/15/65, Series 192	25,000	33,093
Port of Morrow, OR
2.54%, 9/1/40	20,000	19,315
Sales Tax Securitization Corp.
3.82%, 1/1/48	150,000	161,292
State of California
7.55%, 4/1/39	190,000	314,936
State of Mississippi
5.25%, 11/1/34	75,000	96,657
Texas Transportation Commission
2.56%, 4/1/42	20,000	19,895
Texas Transportation Commission State Highway Fund
5.18%, 4/1/30, Series B-BUILD	50,000	61,650
4.00%, 10/1/33	20,000	24,263
University of California
3.35%, 7/1/29, Series BD	10,000	11,179

TOTAL MUNICIPAL BONDS (Cost: $1,277,898)		1,306,389

ASSET-BACKED SECURITIES - 0.4%

United States - 0.4%
BMW Vehicle Owner Trust
2.51%, 6/25/24, Series 2018-A, Class A4	7,433	7,496
CarMax Auto Owner Trust
2.64%, 6/15/23, Series 2018-1, Class A4	29,000	29,393
1.89%, 12/16/24, Series 2020-1, Class A3	5,000	5,101
Discover Card Execution Note Trust
3.11%, 1/16/24, Series 2018-A4, Class A4	30,000	30,106
Ford Credit Auto Lease Trust
2.22%, 10/15/22, Series 2019-B, Class A3	12,197	12,252
Ford Credit Auto Owner Trust
1.04%, 8/15/24, Series 2020-A, Class A3	60,000	60,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

Investments	Principal Amount	Value
GM Financial Consumer Automobile Receivables Trust
2.46%, 7/17/23, Series 2018-1, Class A4	$20,000	$20,134
2.65%, 2/16/24, Series 2019-2, Class A3	11,655	11,790
1.49%, 12/16/24, Series 2020-2, Class A3	50,000	50,693
Honda Auto Receivables Owner Trust
1.83%, 1/18/24, Series 2019-4, Class A3	50,000	50,691
0.82%, 7/15/24, Series 2020-2, Class A3	26,000	26,197
Santander Drive Auto Receivables Trust
0.48%, 7/15/24, Series 2020-4, Class A3	75,000	75,166
World Omni Auto Receivables Trust
0.82%, 1/15/26, Series 2020-B, Class A4	500,000	505,710

TOTAL ASSET-BACKED SECURITIES (Cost: $883,322)		885,277

REPURCHASE AGREEMENT - 4.9%

United States - 4.9%
Citigroup, Inc., tri-party repurchase agreement dated 5/28/21 (tri-party custodian: The Bank of New York Mellon Corp.), 0.01% due 6/1/21; Proceeds at maturity - $9,941,511 (fully collateralized by Fannie Mae Pool, 2.00% - 4.50% due 3/1/51; Market value including accrued interest - $10,439,247) (Cost: $9,941,500)	9,941,500	9,941,500

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%(e) (Cost: $654,662)	654,662	654,662

TOTAL INVESTMENTS IN SECURITIES - 104.2% (Cost: $206,839,617)		210,351,911
Other Assets less Liabilities - (4.2)%		(8,400,829)

NET ASSETS - 100.0%		$201,951,082

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(b)

Security, or portion thereof, was on loan at May 31, 2021. At May 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,066,576 and the total market value of the collateral held by the Fund was $1,094,273. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $439,611.

(c)	Rate shown reflects the accrual rate as of May 31, 2021 on securities with variable or step rates.
(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Rate shown represents annualized 7-day yield as of May 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	319	9/30/21	$(70,414,266)	$(7,345)
5 Year U.S. Treasury Note	766	9/30/21	(94,870,297)	22,395
10 Year U.S. Treasury Note	1	9/21/21	(131,938)	172
U.S. Treasury Long Bond	1	9/21/21	(156,531)	611
U.S. Treasury Ultra Long Term Bond	130	9/21/21	(24,082,500)	70,449
Ultra 10 Year U.S. Treasury Note	197	9/21/21	(28,555,766)	45,507

			$(218,211,298)	$131,789

†	As of May 31, 2021, deposits at broker for futures contracts of $2,469,963 included cash collateral of $2,139,965 and previously settled variation margin gains on open futures contracts of $329,998.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$57,066,876	$—	$57,066,876
U.S. Government Obligations	—	75,329,242	—	75,329,242
U.S. Corporate Bonds	—	47,012,569	—	47,012,569
Foreign Corporate Bonds	—	6,965,275	—	6,965,275
Foreign Government Agencies	—	1,322,458	—	1,322,458
Foreign Government Obligations	—	2,347,467	—	2,347,467
Supranational Bonds	—	3,109,958	—	3,109,958
Commercial Mortgage-Backed Securities	—	4,410,238	—	4,410,238
Municipal Bonds	—	1,306,389	—	1,306,389
Asset-Backed Securities	—	885,277	—	885,277
Repurchase Agreement	—	9,941,500	—	9,941,500
Investment of Cash Collateral for Securities Loaned	—	654,662	—	654,662

Total Investments in Securities	$—	$210,351,911	$—	$210,351,911

Financial Derivative Instruments
Futures Contracts [1]	$139,134	$—	$—	$139,134
Liabilities:
Financial Derivative Instruments
Futures Contracts [1]	$(7,345)	$—	$—	$(7,345)

Total - Net	$131,789	$210,351,911	$—	$210,483,700

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2021

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - 2.8%

United States - 2.8%
Navient Private Education Refi Loan Trust
3.90%, 1/15/43, Series 2019-A, Class B(a)	$284,000	$295,819
Santander Drive Auto Receivables Trust
2.28%, 9/15/23, Series 2019-3, Class B	120,986	121,305
Sofi Consumer Loan Program Trust
4.73%, 1/26/26, Series 2017-1, Class B(a)(b)	67,949	68,154
3.65%, 2/25/27, Series 2018-1, Class B(a)	191,031	194,030
3.79%, 4/26/27, Series 2018-2, Class B(a)	239,324	242,386
4.02%, 8/25/27, Series 2018-3, Class B(a)	90,558	91,870

TOTAL ASSET-BACKED SECURITIES (Cost: $1,013,306)		1,013,564

COLLATERALIZED LOAN OBLIGATIONS - 5.1%

Cayman Islands - 4.4%
Ares XLVII Ltd.
1.93%, 4/15/30, Series 2018-47A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 1.75%)(a)(b)	400,000	399,119
LCM 28 Ltd.
2.34%, 10/20/30, Series 28A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.15%)(a)(b)	400,000	400,214
Neuberger Berman Loan Advisers Ltd.
1.89%, 1/20/32, Series 2019-32A, Class CR, (3-month U.S. dollar London Interbank Offered Rate + 1.70%)(a)(b)	500,000	499,057
TCW Ltd.
2.58%, 4/25/31, Series 2018-1A, Class B2R2, (3-month U.S. dollar London Interbank Offered Rate + 2.40%)(a)(b)	250,000	250,225

Total Cayman Islands		1,548,615

Morocco - 0.7%
OCP S.A.
1.26%, 4/26/31, Series 2014-5A, Class A1R, (3-month U.S. dollar London Interbank Offered Rate + 1.08%)(a)(b)	250,000	249,624

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $1,759,865)		1,798,239

COLLATERALIZED MORTGAGE OBLIGATIONS - 38.5%
Arroyo Mortgage Trust
3.76%, 4/25/48, Series 2018-1, Class A1^(a)(b)	36,807	36,921
CSMC Trust
3.93%, 10/25/44, Series 2014-WIN2, Class B1^(a)(b)	179,564	186,830
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.39%, 9/25/30, Series 2018-HQA1, Class M2, (1-month U.S. dollar London Interbank Offered Rate + 2.30%)^(b)	155,705	157,036
Federal Home Loan Mortgage Corporation REMIC
6.00%, 2/15/22, Series 2416, Class PG	23,755	24,102
6.00%, 2/15/22, Series 2418, Class MB	4,700	4,755
7.40%, 5/15/23, Series 1517, Class J	11,119	11,574
4.50%, 7/15/25, Series 3000, Class BC	39,164	40,914
3.50%, 7/15/29, Series 4784, Class VG	10,873	10,869
6.00%, 7/15/29, Series 2175, Class TH	31,484	35,461
6.00%, 5/15/32, Series 2448, Class ZQ	76,339	86,579
6.00%, 8/15/32, Series 2485, Class WG	23,034	26,713
5.00%, 11/15/32, Series 2519, Class NU	980,754	1,089,695
5.50%, 11/15/32, Series 2519, Class ZD	9,079	10,359
5.50%, 11/15/32, Series 2520, Class PH	173,539	200,488
5.50%, 9/15/34, Series 2861, Class Z	11,250	13,244
5.00%, 11/15/34, Series 2893, Class PE	51,192	58,290
6.00%, 11/15/36, Series 3244, Class LZ	264	304
5.00%, 1/15/40, Series 3626, Class ME	467,000	535,939
5.00%, 4/15/40, Series 3658, Class CZ	365,082	443,237
3.50%, 11/15/40, Series 4537, Class NA	64,730	64,973
4.00%, 1/15/41, Series 4179, Class AZ	663,449	728,955
3.50%, 5/15/41, Series 4229, Class MA	86,806	91,481
3.00%, 12/15/41, Series 4273, Class GM	101,831	107,178
2.00%, 1/15/42, Series 4112, Class CP	32,178	33,051
4.50%, 9/15/42, Series 4671, Class JM	163,742	172,823
3.00%, 5/15/43, Series 4322, Class DJ	131,307	136,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2021

Investments	Principal Amount	Value
3.00%, 6/15/44, Series 4483, Class CA	$290,605	$306,237
2.25%, 8/15/44, Series 4406, Class AC	113,660	116,651
3.50%, 9/15/46, Series 4774, Class LP	128,151	134,979
3.00%, 4/25/49, Series 4908, Class BD	439,348	456,364
Federal National Mortgage Association REMIC
6.68%, 1/25/23, Series G93-1, Class K	6,719	6,917
6.00%, 8/25/23, Series 1996-8, Class C	8,480	8,752
6.50%, 9/25/23, Series 1993-169, Class L	14,532	15,367
3.50%, 9/25/29, Series 2018-45, Class VA	37,080	37,038
2.00%, 11/25/30, Series 2015-93, Class AD	177,795	184,983
6.50%, 10/25/31, Series 2001-52, Class YZ	1,409	1,662
3.00%, 6/25/33, Series 2014-36, Class QA	78,126	81,805
4.00%, 8/25/33, Series 2014-58, Class VM	100,000	107,491
4.50%, 10/25/34, Series 2004-75, Class ZG	8,398	9,420
4.75%, 8/25/35, Series 2005-80, Class SZ	105,496	122,196
6.00%, 7/25/36, Series 2006-62, Class PZ	129,420	191,864
4.50%, 10/25/36, Series 2009-19, Class PW	43,444	48,883
5.50%, 2/25/37, Series 2007-6, Class PA	18,829	20,622
5.00%, 4/25/37, Series 2007-26, Class JZ	285,169	323,848
5.00%, 3/25/38, Series 2008-16, Class EA	8,044	9,186
6.00%, 8/25/39, Series 2009-62, Class Z	261,719	318,145
5.00%, 11/25/39, Series 2009-89, Class PH	118,000	137,682
5.00%, 7/25/40, Series 2010-80, Class PZ	258,613	309,093
5.00%, 9/25/40, Series 2010-102, Class PN	173,762	199,162
1.75%, 11/25/40, Series 2012-51, Class GU	400,000	413,065
3.00%, 2/25/41, Series 2011-134, Class NJ	121,574	126,514
2.50%, 5/25/41, Series 2012-131, Class DZ	70,564	71,613
5.00%, 6/25/41, Series 2011-52, Class GB	204,549	234,697
2.50%, 9/25/41, Series 2011-127, Class JC	51,920	52,809
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	239,396
3.00%, 2/25/43, Series 2013-1, Class JZ	131,228	136,408
3.00%, 3/25/44, Series 2015-42, Class CA	299,219	308,935
3.00%, 4/25/45, Series 2015-23, Class HZ	481,176	511,203
3.00%, 3/25/46, Series 2016-9, Class D	36,723	38,964
2.50%, 9/25/46, Series 2016-63, Class CA	141,294	141,617
Government National Mortgage Association
5.00%, 7/16/33, Series 2003-60, Class ZG	61,544	69,781
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	181,469
5.50%, 4/20/37, Series 2007-24, Class PC	85,451	92,495
5.50%, 5/20/38, Series 2008-42, Class QB	81,570	94,238
2.00%, 8/20/39, Series 2011-52, Class KY	95,765	98,409
3.00%, 7/16/41, Series 2011-135, Class WH	183,771	187,145
4.00%, 3/20/44, Series 2014-43, Class Z	599,105	711,245
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	277,376
3.00%, 11/20/45, Series 2015-165, Class ZE	117,915	127,812
GS Mortgage-Backed Securities Trust
3.50%, 5/25/50, Series 2020-PJ1, Class A6^(a)(b)	35,198	35,244
JP Morgan Mortgage Trust
3.61%, 5/25/45, Series 2015-3, Class B3^(a)(b)	171,487	175,613
3.93%, 12/25/48, Series 2018-6, Class B2^(a)(b)	278,768	287,361
3.50%, 5/25/50, Series 2019-9, Class B2A^(a)(b)	291,697	301,357
4.49%, 5/25/50, Series 2019-INV3, Class B3^(a)(b)	225,517	234,844
3.75%, 11/25/50, Series 2020-4, Class B2^(a)(b)	294,441	305,484
3.69%, 12/25/50, Series 2020-5, Class B1^(a)(b)	245,668	256,596
Seasoned Loans Structured Transaction Trust
2.75%, 9/25/29, Series 2019-2, Class A2C	455,000	479,601
Sequoia Mortgage Trust
4.00%, 2/25/48, Series 2018-CH1, Class A1^(a)(b)	66,617	67,836

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $13,683,872)		13,715,591

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%

United States - 4.6%
Bank
1.36%, 11/15/53, Series 2020-BN29, Class XA^(b)(c)	4,483,519	464,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2021

Investments	Principal Amount	Value
Benchmark Mortgage Trust
2.50%, 12/15/62, Series 2019-B14, Class D(a)	$380,000	$345,921
Cantor Commercial Real Estate Lending
2.50%, 1/15/53, Series 2019-CF3, Class D^(a)(b)	250,000	221,512
Washington State Housing Finance Commission
0.73%, 12/20/35, Series 2021-1, Class X^(b)(c)	6,300,000	399,420
WFRBS Commercial Mortgage Trust
4.23%, 8/15/47, Series 2014-C21, Class C^(b)	200,000	207,182

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,613,951)		1,638,994

U.S. GOVERNMENT AGENCIES - 47.5%

Federal Home Loan Mortgage Corporation - 3.4%
4.00%, 1/1/42	319,891	353,196
3.50%, 8/1/46	349,481	375,443
3.50%, 9/1/47	439,783	471,911

Total Federal Home Loan Mortgage Corporation		1,200,550

Federal National Mortgage Association - 9.3%
4.00%, 11/1/43	406,263	446,322
4.00%, 5/1/47	340,167	370,669
4.00%, 12/1/47	340,700	372,221
4.00%, 10/1/48	1,283,577	1,411,591
4.00%, 4/1/55	519,486	581,835
4.50%, 6/1/56	105,205	118,283

Total Federal National Mortgage Association		3,300,921

Government National Mortgage Association - 10.8%
3.50%, 7/20/47	706,589	760,261
4.50%, 5/20/49	149,137	159,788
3.00%, 7/20/50	1,041,630	1,086,566
3.00%, 8/20/50	820,715	857,034
3.00%, 7/1/51(d)	950,000	990,801

Total Government National Mortgage Association		3,854,450

Uniform Mortgage-Backed Securities - 24.0%
2.00%, 7/1/51(d)	3,288,000	3,313,752
2.50%, 7/1/51(d)	5,083,000	5,251,475

Total Uniform Mortgage-Backed Securities		8,565,227

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $16,798,466)		16,921,148

TOTAL INVESTMENTS IN SECURITIES - 98.5% (Cost: $34,869,460)		35,087,536
Other Assets less Liabilities - 1.5%		531,015

NET ASSETS - 100.0%		$35,618,551

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of May 31, 2021 on securities with variable or step rates.
(c)

Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(d)	To-be-announced (“TBA”) security. TBA securities are non-income producing.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	2	9/30/21	$(247,703)	$(281)
10 Year U.S. Treasury Note	7	9/21/21	(923,562)	89

			$(1,171,265)	$(192)

Long Exposure
2 Year U.S. Treasury Note	6	9/30/21	$1,324,406	$375

			$1,324,406	$375

Total - Net			$153,141	$183

†	As of May 31, 2021, deposits at broker for futures contracts of $11,294 included cash collateral of $9,940 and previously settled variation margin gains on open futures contracts of $1,354.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Asset-Backed Securities	$—	$1,013,564	$—	$1,013,564
Collateralized Loan Obligations	—	1,798,239	—	1,798,239
Collateralized Mortgage Obligations	—	13,715,591	—	13,715,591
Commercial Mortgage-Backed Securities	—	1,638,994	—	1,638,994
U.S. Government Agencies	—	16,921,148	—	16,921,148

Total Investments in Securities	$—	$35,087,536	$—	$35,087,536

Financial Derivative Instruments
Futures Contracts[1]	$464	$—	$—	$464
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(281)	$—	$—	$(281)

Total - Net	$183	$35,087,536	$—	$35,087,719

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 43.6%

Federal Farm Credit Bank - 0.5%
2.02%, 4/1/31	$2,000,000	$2,011,500
1.79%, 6/22/35	500,000	480,300
1.65%, 7/23/35	1,500,000	1,421,970
1.95%, 8/13/40	1,500,000	1,388,655

Total Federal Farm Credit Bank		5,302,425

Federal Home Loan Bank - 0.9%
3.25%, 11/16/28	1,000,000	1,138,100
5.50%, 7/15/36	5,900,000	8,557,419

Total Federal Home Loan Bank		9,695,519

Federal Home Loan Mortgage Corporation - 8.7%
3.50%, 6/1/27	387,887	414,489
6.75%, 9/15/29, Series GDIF	80,000	113,781
2.50%, 4/1/30	2,390,298	2,502,930
3.00%, 5/1/30	729,482	769,063
6.75%, 3/15/31	9,500,000	13,912,940
6.25%, 7/15/32	13,504,000	19,694,099
3.00%, 1/1/33	1,924,868	2,033,539
3.00%, 5/1/33	2,595,723	2,738,809
4.00%, 11/1/33	59,942	63,980
5.50%, 12/1/33	328,483	377,900
3.50%, 9/1/34	88,543	94,810
2.50%, 6/1/35	1,375,023	1,435,562
2.50%, 7/1/35	228,868	238,945
2.00%, 9/1/35	333,031	344,294
6.50%, 3/1/36	220,175	253,249
2.00%, 4/1/36	197,197	203,937
5.00%, 6/1/37	1,883	2,150
6.00%, 9/1/37	176,597	205,041
5.50%, 2/1/40	7,346	8,599
4.50%, 8/1/40	142,809	158,557
4.00%, 11/1/40	11,583	12,727
5.00%, 3/1/41	229,942	262,546
5.50%, 6/1/41	216,864	253,537
5.00%, 7/1/41	6,393	7,285
3.50%, 10/1/41	378,008	408,002
3.50%, 2/1/42	159,245	171,896
5.00%, 2/1/42	308,916	350,020
4.00%, 4/1/42	529,451	582,008
4.50%, 5/1/42	218,692	242,818
3.50%, 6/1/42	39,426	42,465
3.00%, 7/1/42	184,732	196,408
3.50%, 8/1/42	182,515	196,582
3.50%, 9/1/42	233,069	251,044
3.00%, 3/1/43	311,539	331,237
3.00%, 4/1/43	201,276	214,003
3.00%, 7/1/43	776,979	829,370
3.50%, 7/1/43	263,585	284,268
3.00%, 8/1/43	60,817	64,663
4.00%, 8/1/43	21,654	23,751
3.50%, 1/1/44	1,351,373	1,456,355
3.00%, 2/1/44	146,039	155,292
3.50%, 2/1/44	108,634	117,158
4.00%, 3/1/44	39,980	43,599
4.00%, 4/1/44	395,278	435,130
3.50%, 5/1/44	168,240	180,688
4.00%, 5/1/44	151,968	165,722
4.50%, 5/1/44	9,098	10,104
3.50%, 7/1/44	48,382	51,954
4.50%, 7/1/44	124,861	138,658
4.00%, 8/1/44	490,149	541,545
3.50%, 10/1/44	17,021	18,277
4.50%, 11/1/44	120,827	134,179
3.50%, 12/1/44	220,580	236,864
3.50%, 1/1/45	44,545	47,843
4.00%, 2/1/45	84,902	92,257
4.00%, 3/1/45	9,626	10,461
3.00%, 4/1/45	14,548	15,356
4.00%, 4/1/45	49,672	53,964
3.00%, 5/1/45	59,390	62,715
3.50%, 5/1/45	97,771	104,322
3.50%, 6/1/45	48,440	51,670
4.00%, 6/1/45	143,615	156,068
3.00%, 7/1/45	15,852	16,733
3.00%, 8/1/45	66,258	69,967
3.50%, 8/1/45	643,174	691,462
4.00%, 9/1/45	82,557	89,691
3.50%, 10/1/45	98,326	104,914
4.00%, 10/1/45	86,339	93,819
3.50%, 11/1/45	49,140	52,432
4.00%, 11/1/45	67,872	73,757
4.50%, 11/1/45	554,782	615,968
3.00%, 12/1/45	62,123	65,601
4.50%, 12/1/45	182,729	202,929
4.00%, 1/1/46	21,546	23,543
4.00%, 2/1/46	113,790	123,648
3.50%, 3/1/46	98,769	105,386
4.00%, 3/1/46	87,375	94,729
3.00%, 4/1/46	295,361	310,869
3.50%, 4/1/46	459,557	489,961
4.50%, 4/1/46	458,858	509,917
3.50%, 5/1/46	157,539	167,930
3.00%, 6/1/46	67,186	70,744
3.50%, 6/1/46	158,985	169,444
3.00%, 9/1/46	1,440,384	1,522,937
3.50%, 9/1/46	124,787	132,996
2.50%, 10/1/46	67,081	69,710
3.00%, 10/1/46	76,363	81,292
3.50%, 10/1/46	49,334	52,579
3.00%, 11/1/46	603,290	634,966
3.50%, 11/1/46	17,298	18,436
4.00%, 11/1/46	33,972	36,830
4.50%, 11/1/46	348,830	387,392
3.00%, 12/1/46	268,468	282,565
3.00%, 1/1/47	476,918	502,037
4.00%, 1/1/47	145,611	157,860
4.50%, 1/1/47	497,037	551,855
3.00%, 2/1/47	408,887	430,416
3.00%, 4/1/47	588,009	618,946
3.50%, 4/1/47	273,124	289,284
4.00%, 4/1/47	112,438	120,712
4.00%, 5/1/47	90,700	97,375
4.50%, 5/1/47	23,106	25,137
4.00%, 6/1/47	137,472	147,588
3.50%, 7/1/47	138,853	147,100
4.00%, 7/1/47	248,156	266,494
3.50%, 8/1/47	144,578	153,165
4.00%, 8/1/47	517,009	555,213
4.50%, 8/1/47	124,985	135,967
3.50%, 9/1/47	339,659	359,835
4.50%, 9/1/47	160,632	174,747
4.00%, 10/1/47	436,549	468,808
4.50%, 10/1/47	67,785	73,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
3.50%, 11/1/47	$455,929	$482,929
3.50%, 12/1/47	230,975	244,694
3.50%, 1/1/48	127,686	135,231
4.50%, 2/1/48	100,511	109,343
3.50%, 5/1/48	199,384	211,099
3.00%, 9/1/48	434,220	457,019
4.00%, 9/1/48	101,208	108,001
4.00%, 10/1/48	567,540	610,879
4.50%, 10/1/48	258,066	278,279
3.00%, 12/1/48	91,809	96,192
4.50%, 2/1/49	1,129,965	1,226,400
4.50%, 3/1/49	44,967	48,489
5.00%, 3/1/49	27,218	29,867
4.50%, 5/1/49	167,664	180,925
4.00%, 7/1/49	812,524	888,397
4.50%, 7/1/49	181,365	195,710
5.50%, 7/1/49	197,855	224,488
3.50%, 8/1/49	571,668	608,380
3.00%, 10/1/49	824,272	870,063
5.00%, 10/1/49	1,546,014	1,696,505
5.50%, 10/1/49	404,832	458,474
3.00%, 12/1/49	827,119	871,591
3.00%, 2/1/50	608,995	641,000
3.00%, 3/1/50	445,243	468,658
3.00%, 4/1/50	2,555,260	2,680,511
3.50%, 4/1/50	871,964	920,236
2.50%, 5/1/50	711,290	739,165
3.00%, 5/1/50	105,203	109,947
2.50%, 6/1/50	1,852,639	1,921,804
4.00%, 6/1/50	1,004,180	1,073,737
2.50%, 7/1/50	337,939	350,920
3.50%, 7/1/50	1,015,351	1,072,065
2.50%, 8/1/50	1,534,311	1,589,912
2.50%, 9/1/50	1,583,534	1,640,647
2.00%, 1/1/51	978,814	990,762
2.50%, 2/1/51	974,276	1,009,602
2.00%, 5/1/51	498,479	504,356

Total Federal Home Loan Mortgage Corporation		92,957,190

Federal National Mortgage Association - 17.0%
4.00%, 9/1/25	939,018	1,003,564
0.88%, 8/5/30	1,000,000	938,580
2.50%, 11/1/30	350,012	367,171
6.63%, 11/15/30	5,945,000	8,566,269
2.50%, 1/1/32	883,319	924,842
2.50%, 2/1/32	147,762	155,028
3.00%, 5/1/32	258,223	272,778
2.50%, 6/1/32	1,045,354	1,096,763
6.00%, 9/1/32	165,295	191,229
3.00%, 11/1/32	255,846	270,267
6.00%, 12/1/32	333,363	373,131
2.50%, 1/1/33	366,073	383,423
5.00%, 8/1/33	266,623	301,914
3.50%, 8/1/34	473,914	509,637
2.50%, 1/1/35	816,491	852,308
3.50%, 3/1/35	40,364	43,221
3.50%, 4/1/35	932,286	1,002,562
2.50%, 5/1/35	233,800	244,136
2.00%, 7/1/35	1,311,976	1,356,332
2.50%, 7/1/35	1,514,950	1,581,927
2.50%, 8/1/35	1,395,878	1,471,006
2.00%, 9/1/35	412,822	426,779
2.50%, 9/1/35	485,572	507,282
1.50%, 10/1/35	838,005	849,151
2.00%, 10/1/35	862,808	891,978
5.50%, 10/1/35	34,253	39,764
1.50%, 11/1/35	470,082	476,342
2.00%, 11/1/35	2,463,671	2,546,963
1.50%, 12/1/35	1,077,481	1,091,836
5.50%, 4/1/37	311,612	358,861
5.63%, 7/15/37	3,250,000	4,838,957
5.00%, 5/1/38	11,130	12,685
6.00%, 5/1/38	30,749	36,407
5.50%, 6/1/38	90,538	105,626
5.50%, 11/1/38	2,260	2,644
4.00%, 8/1/39	66,438	72,986
4.50%, 9/1/39	391,624	435,301
5.00%, 9/1/39	189,329	215,054
4.50%, 11/1/39	94,088	104,581
5.50%, 4/1/40	13,388	15,537
4.50%, 8/1/40	217,361	241,223
4.50%, 9/1/40	136,806	151,825
4.00%, 10/1/40	113,898	125,105
4.00%, 12/1/40	24,444	26,944
3.50%, 1/1/41	204,878	221,131
4.00%, 1/1/41	22,690	24,922
4.00%, 2/1/41	597,990	656,830
4.50%, 2/1/41	63,280	70,227
4.00%, 3/1/41	468,597	514,905
6.00%, 7/1/41	465,432	550,853
4.50%, 8/1/41	170,724	189,519
4.00%, 9/1/41	54,104	59,428
5.50%, 9/1/41	49,197	57,512
4.00%, 10/1/41	716,335	794,642
4.00%, 11/1/41	103,072	113,258
4.00%, 12/1/41	86,737	95,830
4.00%, 1/1/42	164,414	180,662
4.50%, 1/1/42	150,225	166,717
6.00%, 1/1/42	273,958	324,681
4.00%, 3/1/42	222,720	244,730
4.00%, 5/1/42	26,187	28,764
3.50%, 6/1/42	316,972	341,304
4.00%, 6/1/42	374,634	411,657
4.00%, 9/1/42	256,840	285,682
3.00%, 10/1/42	329,845	351,581
4.00%, 12/1/42	98,834	108,601
2.50%, 2/1/43	192,609	201,362
4.00%, 2/1/43	152,207	167,183
2.50%, 3/1/43	16,961	17,714
3.00%, 4/1/43	569,720	605,574
2.50%, 5/1/43	63,242	66,051
3.00%, 5/1/43	142,115	151,059
3.50%, 5/1/43	36,054	38,871
3.00%, 6/1/43	318,196	339,482
3.00%, 7/1/43	1,625,571	1,730,752
3.50%, 7/1/43	1,189,606	1,296,578
3.00%, 8/1/43	1,844,155	1,968,042
3.50%, 8/1/43	749,172	808,406
4.00%, 8/1/43	45,316	49,665
3.00%, 9/1/43	2,582,871	2,745,418
4.00%, 9/1/43	273,638	300,596
4.50%, 9/1/43	23,066	25,598
3.50%, 10/1/43	174,318	187,940
3.50%, 11/1/43	276,150	297,349
4.00%, 11/1/43	312,420	345,173
3.50%, 12/1/43	379,730	408,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
4.00%, 1/1/44	$506,292	$558,255
4.00%, 2/1/44	136,903	150,099
4.00%, 3/1/44	114,813	125,369
4.50%, 5/1/44	109,014	121,024
3.50%, 6/1/44	155,220	167,473
4.00%, 6/1/44	50,492	55,339
4.00%, 7/1/44	610,560	667,825
3.50%, 8/1/44	27,353	29,592
4.00%, 8/1/44	45,352	49,422
4.00%, 9/1/44	163,731	178,426
3.00%, 10/1/44	459,878	488,820
4.00%, 11/1/44	237,027	259,735
5.00%, 11/1/44	196,003	221,973
4.00%, 12/1/44	102,412	111,796
3.00%, 1/1/45	5,343	5,665
3.50%, 2/1/45	998,295	1,074,931
4.00%, 2/1/45	532,536	584,780
4.50%, 2/1/45	559,591	621,215
3.00%, 4/1/45	130,027	137,234
3.00%, 5/1/45	428,478	455,444
3.00%, 6/1/45	136,057	143,598
3.50%, 6/1/45	142,714	152,216
4.00%, 6/1/45	682,233	744,517
3.50%, 7/1/45	906,997	967,388
3.50%, 8/1/45	536,108	578,877
3.50%, 9/1/45	1,400,554	1,493,809
4.00%, 9/1/45	319,574	347,176
3.00%, 10/1/45	61,870	65,299
3.50%, 10/1/45	87,723	93,564
4.00%, 10/1/45	262,873	285,578
4.50%, 10/1/45	154,529	171,541
3.00%, 11/1/45	53,814	56,797
3.50%, 11/1/45	61,793	65,907
4.00%, 11/1/45	85,244	92,606
3.00%, 12/1/45	938,229	997,370
3.50%, 12/1/45	101,230	107,971
3.50%, 1/1/46	1,941,624	2,070,906
4.00%, 1/1/46	114,178	125,173
3.00%, 2/1/46	139,414	147,141
3.50%, 2/1/46	434,309	463,318
3.50%, 3/1/46	1,945,925	2,103,219
4.00%, 3/1/46	40,746	44,266
3.00%, 4/1/46	650,255	686,297
3.50%, 4/1/46	1,131,161	1,205,355
3.50%, 5/1/46	220,732	235,209
4.50%, 5/1/46	51,653	57,338
3.00%, 6/1/46	742,337	786,711
3.50%, 6/1/46	92,880	98,972
3.50%, 7/1/46	373,439	397,932
4.00%, 7/1/46	57,590	62,416
2.50%, 8/1/46	17,220	17,895
3.00%, 8/1/46	134,200	141,265
2.50%, 9/1/46	25,587	26,590
3.00%, 9/1/46	658,075	693,083
4.00%, 9/1/46	673,134	739,130
2.50%, 10/1/46	30,963	32,177
3.00%, 10/1/46	1,428,601	1,504,102
4.00%, 10/1/46	112,304	121,817
2.50%, 11/1/46	24,137	25,084
3.00%, 11/1/46	1,948,391	2,051,661
2.50%, 12/1/46	55,732	57,917
3.00%, 12/1/46	1,237,485	1,303,085
3.50%, 12/1/46	1,309,566	1,402,398
2.50%, 1/1/47	70,484	73,248
3.00%, 1/1/47	225,888	239,266
3.50%, 1/1/47	453,569	483,319
4.50%, 1/1/47	113,508	124,231
5.50%, 1/1/47	351,283	407,073
3.00%, 2/1/47	783,336	824,574
3.50%, 2/1/47	3,809,616	4,088,742
4.00%, 2/1/47	670,949	732,639
4.50%, 3/1/47	72,125	78,436
3.00%, 4/1/47	1,409,569	1,483,773
4.00%, 4/1/47	169,165	181,586
4.50%, 4/1/47	200,268	217,794
3.00%, 5/1/47	711,426	755,941
3.50%, 5/1/47	330,412	352,084
4.00%, 5/1/47	897,039	965,723
4.50%, 5/1/47	1,103,649	1,223,191
3.50%, 6/1/47	119,782	126,864
4.00%, 6/1/47	494,402	533,086
3.50%, 7/1/47	1,597,205	1,723,790
4.00%, 7/1/47	383,240	415,683
4.50%, 7/1/47	354,818	385,867
5.00%, 7/1/47	283,983	323,652
3.50%, 8/1/47	483,054	513,467
4.00%, 8/1/47	1,418,960	1,536,247
3.00%, 9/1/47	855,836	905,566
3.50%, 9/1/47	419,496	444,299
4.00%, 9/1/47	214,484	230,232
4.50%, 9/1/47	215,607	234,475
3.50%, 10/1/47	97,257	103,007
4.00%, 10/1/47	251,240	269,686
4.50%, 10/1/47	226,491	246,311
3.50%, 11/1/47	239,984	254,174
4.00%, 11/1/47	906,353	972,899
4.50%, 11/1/47	304,213	330,834
3.00%, 12/1/47	328,112	343,901
3.50%, 12/1/47	158,529	168,927
4.00%, 12/1/47	317,739	341,068
3.00%, 1/1/48	1,132,425	1,186,920
3.50%, 1/1/48	1,423,877	1,508,066
3.00%, 2/1/48	149,207	156,387
3.50%, 2/1/48	755,557	800,230
4.50%, 4/1/48	488,842	529,150
4.00%, 5/1/48	364,279	396,941
5.00%, 5/1/48	191,360	210,234
4.00%, 6/1/48	124,765	133,115
4.50%, 6/1/48	39,782	42,889
5.00%, 6/1/48	46,400	50,922
3.50%, 7/1/48	785,146	833,315
4.00%, 7/1/48	480,883	513,066
3.00%, 8/1/48	950,958	1,008,356
3.50%, 8/1/48	301,165	323,285
4.50%, 8/1/48	336,329	364,258
5.00%, 8/1/48	167,538	183,867
3.00%, 9/1/48	285,699	300,739
4.00%, 9/1/48	1,133,096	1,214,430
4.00%, 10/1/48	2,437,469	2,657,480
3.00%, 11/1/48	1,694,051	1,785,888
3.50%, 11/1/48	1,738,444	1,841,232
4.00%, 11/1/48	245,791	267,491
4.50%, 11/1/48	403,806	440,363
5.00%, 11/1/48	218,401	239,686
4.50%, 12/1/48	569,063	613,504
4.00%, 1/1/49	326,989	350,997
4.50%, 1/1/49	482,036	524,219
5.00%, 2/1/49	295,673	324,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
4.00%, 3/1/49	$85,105	$90,805
4.50%, 3/1/49	402,716	435,360
5.00%, 3/1/49	22,993	25,234
4.00%, 4/1/49	456,829	487,430
4.50%, 4/1/49	188,963	203,868
3.50%, 5/1/49	81,721	86,217
4.00%, 5/1/49	1,391,718	1,503,633
4.50%, 5/1/49	269,822	291,105
3.50%, 6/1/49	641,874	682,931
4.00%, 6/1/49	340,433	363,238
4.00%, 7/1/49	262,620	280,212
3.50%, 8/1/49	1,536,136	1,635,989
4.00%, 8/1/49	532,205	567,855
3.00%, 9/1/49	1,688,189	1,776,214
3.50%, 9/1/49	566,606	599,378
3.00%, 10/1/49	865,601	907,269
4.00%, 10/1/49	413,287	440,971
4.50%, 10/1/49	252,245	273,110
3.00%, 12/1/49	1,141,557	1,192,393
3.00%, 1/1/50	1,578,643	1,658,267
3.00%, 2/1/50	1,128,683	1,191,359
3.50%, 2/1/50	907,120	969,003
4.50%, 2/1/50	395,171	426,342
3.00%, 3/1/50	3,070,658	3,221,850
3.50%, 3/1/50	364,394	389,253
5.50%, 4/1/50	252,012	287,132
2.50%, 5/1/50	2,607,871	2,709,669
3.50%, 5/1/50	1,041,446	1,110,707
2.50%, 6/1/50	4,264,809	4,419,219
2.50%, 7/1/50	1,158,968	1,200,962
3.00%, 7/1/50	1,817,715	1,908,062
2.50%, 8/1/50	3,435,243	3,563,436
3.00%, 8/1/50	206,235	215,416
2.00%, 9/1/50	3,383,467	3,422,000
2.50%, 9/1/50	890,350	923,710
2.00%, 10/1/50	8,193,397	8,299,598
3.00%, 10/1/50	758,164	793,022
3.50%, 11/1/50	377,361	398,219
1.50%, 12/1/50	1,972,617	1,937,854
2.00%, 12/1/50	2,928,043	2,961,390
2.00%, 1/1/51	985,187	997,214
2.00%, 2/1/51	2,064,748	2,089,633
2.50%, 2/1/51	980,480	1,018,009
2.00%, 5/1/51	747,799	756,616

Total Federal National Mortgage Association		182,202,465

Government National Mortgage Association - 2.7%
2.50%, 3/20/43	129,530	135,432
3.50%, 12/20/45	951,035	1,016,909
3.00%, 9/20/46	299,235	315,490
3.00%, 1/20/47	422,237	445,174
2.50%, 2/20/47	207,922	216,456
3.00%, 2/20/47	487,934	514,440
3.00%, 9/20/47	115,575	121,862
3.50%, 10/20/47	119,509	126,859
3.50%, 1/20/48	404,153	429,006
4.00%, 1/20/48	556,767	597,924
3.00%, 3/20/48	182,862	192,810
3.50%, 3/20/48	686,076	728,266
3.50%, 4/20/48	288,083	305,132
3.50%, 1/20/49	31,161	33,077
4.00%, 2/20/49	159,689	170,551
3.50%, 3/20/49	278,827	295,329
4.50%, 3/20/49	68,842	73,955
4.00%, 4/20/49	243,625	259,456
3.00%, 8/20/49	165,397	173,299
5.00%, 9/20/49	55,150	60,390
4.50%, 10/20/49	261,669	281,102
3.00%, 11/20/49	579,112	605,252
3.00%, 1/20/50	78,669	82,165
3.50%, 1/20/50	234,442	247,008
5.00%, 1/20/50	47,108	51,431
3.00%, 2/20/50	411,036	429,032
3.50%, 2/20/50	48,079	50,656
3.50%, 4/20/50	15,879	16,728
4.00%, 4/20/50	61,603	65,378
2.50%, 5/15/50	150,000	155,044
5.00%, 5/20/50	14,861	16,272
3.00%, 6/20/50	488,082	509,900
3.50%, 6/20/50	281,396	297,688
4.00%, 6/20/50	209,377	222,593
2.50%, 7/15/50	95,380	98,587
3.00%, 7/20/50	150,570	157,301
3.00%, 8/20/50	205,179	214,445
4.50%, 8/20/50	168,684	180,755
2.00%, 3/20/51	993,109	1,011,538
2.00%, 6/1/51(a)	2,275,000	2,314,963
2.50%, 6/1/51(a)	3,075,000	3,185,510
3.00%, 6/1/51(a)	900,000	939,315
3.50%, 6/1/51(a)	1,000,000	1,052,237
4.00%, 6/1/51(a)	1,000,000	1,061,922
2.00%, 7/1/51(a)	2,000,000	2,031,763
2.50%, 7/1/51(a)	2,000,000	2,068,024
3.00%, 7/1/51(a)	2,200,000	2,295,417
3.50%, 7/1/51(a)	1,900,000	1,999,976
4.00%, 7/1/51(a)	875,000	930,200
4.50%, 7/21/51(a)	250,000	267,871

Total Government National Mortgage Association		29,051,890

Tennessee Valley Authority - 4.6%
4.70%, 7/15/33, Series B	3,250,000	4,200,398
4.65%, 6/15/35	2,000,000	2,609,500
5.88%, 4/1/36	4,300,000	6,311,454
6.15%, 1/15/38	100,000	149,801
5.50%, 6/15/38	2,000,000	2,840,920
5.25%, 9/15/39	7,956,000	11,121,692
3.50%, 12/15/42	4,460,000	5,107,503
4.88%, 1/15/48	1,995,000	2,806,007
5.38%, 4/1/56	3,790,000	5,908,837
4.63%, 9/15/60	2,700,000	3,809,889
4.25%, 9/15/65	3,350,000	4,482,334

Total Tennessee Valley Authority		49,348,335

Uniform Mortgage-Backed Securities - 9.2%
1.50%, 6/1/51(a)	10,825,000	10,625,507
2.00%, 6/1/51(a)	49,100,000	49,624,647
2.50%, 6/1/51(a)	23,500,000	24,344,942
5.00%, 6/1/51(a)	300,000	330,011
1.50%, 7/1/51(a)	1,200,000	1,175,531
2.00%, 7/1/51(a)	8,100,000	8,163,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
2.50%, 7/1/51(a)	$4,300,000	$4,442,522

Total Uniform Mortgage-Backed Securities		98,706,601

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $471,110,698)		467,264,425

U.S. GOVERNMENT OBLIGATIONS - 17.7%

U.S. Treasury Bonds - 4.2%
7.25%, 8/15/22	700,000	760,266
7.13%, 2/15/23	55,000	61,587
6.25%, 8/15/23	175,000	198,509
7.50%, 11/15/24	175,000	217,896
1.63%, 8/15/29	1,100,000	1,118,562
6.25%, 5/15/30	500,000	703,086
0.63%, 8/15/30	2,450,000	2,259,168
5.38%, 2/15/31	475,000	641,176
4.50%, 2/15/36	400,000	537,969
4.38%, 2/15/38	290,000	390,458
4.50%, 5/15/38	180,000	245,897
3.50%, 2/15/39	85,000	103,780
4.25%, 5/15/39	550,000	735,066
4.50%, 8/15/39	676,000	931,137
4.38%, 11/15/39	525,000	713,385
4.63%, 2/15/40	675,000	946,318
4.38%, 5/15/40	625,000	852,588
1.13%, 8/15/40	900,000	750,234
3.88%, 8/15/40	178,000	228,243
1.38%, 11/15/40	1,010,000	879,489
4.25%, 11/15/40	500,000	672,813
1.88%, 2/15/41	1,100,000	1,045,602
4.75%, 2/15/41	250,000	357,773
4.38%, 5/15/41	165,000	226,076
3.75%, 8/15/41	139,000	175,998
3.13%, 11/15/41	300,000	348,211
3.13%, 2/15/42	215,000	249,904
3.00%, 5/15/42	300,000	341,859
2.75%, 8/15/42	153,000	167,738
2.75%, 11/15/42	450,000	492,820
3.13%, 2/15/43	600,000	697,313
2.88%, 5/15/43	614,000	686,193
3.63%, 8/15/43	549,000	688,137
3.75%, 11/15/43	285,000	364,132
3.63%, 2/15/44	600,000	753,938
3.38%, 5/15/44	1,010,000	1,223,362
3.13%, 8/15/44	500,000	582,773
3.00%, 11/15/44	1,000,000	1,141,875
2.50%, 2/15/45	500,000	523,750
3.00%, 5/15/45	820,000	936,978
2.88%, 8/15/45	305,000	341,481
3.00%, 11/15/45	500,000	572,539
2.50%, 2/15/46	1,375,000	1,439,668
2.50%, 5/15/46	1,500,000	1,570,781
2.25%, 8/15/46	1,025,000	1,023,318
2.88%, 11/15/46	1,100,000	1,234,234
3.00%, 2/15/47	890,000	1,022,248
3.00%, 5/15/47	500,000	574,570
2.75%, 8/15/47	1,140,000	1,251,952
2.75%, 11/15/47	510,000	560,044
3.00%, 2/15/48	1,230,000	1,415,077
3.13%, 5/15/48	925,000	1,089,043
3.00%, 8/15/48	1,295,000	1,491,880
3.38%, 11/15/48	1,215,000	1,498,057
3.00%, 2/15/49	330,000	380,944
2.25%, 8/15/49	810,000	806,583
2.00%, 2/15/50	855,000	805,704
1.38%, 8/15/50	1,055,000	850,346
1.63%, 11/15/50	1,100,000	945,914
1.88%, 2/15/51	1,250,000	1,143,262
2.38%, 5/15/51	250,000	256,309

Total U.S. Treasury Bonds		45,226,013

U.S. Treasury Notes - 13.5%
1.75%, 6/15/22	1,201,000	1,221,900
0.13%, 6/30/22	700,000	700,369
1.75%, 7/15/22	800,000	815,078
1.88%, 7/31/22	498,000	508,476
2.00%, 7/31/22	710,000	725,975
1.50%, 8/15/22	1,700,000	1,729,285
1.63%, 8/15/22	1,000,000	1,018,711
1.63%, 8/31/22	1,190,000	1,212,940
1.50%, 9/15/22	1,585,000	1,613,883
1.75%, 9/30/22	45,000	45,994
1.88%, 9/30/22	880,000	900,917
0.13%, 10/31/22	500,000	500,215
1.88%, 10/31/22	1,325,000	1,358,306
2.00%, 10/31/22	800,000	821,516
1.63%, 11/15/22	1,905,000	1,947,342
0.13%, 11/30/22	2,000,000	2,000,781
2.00%, 11/30/22	1,785,000	1,835,866
1.63%, 12/15/22	800,000	818,766
2.13%, 12/31/22	1,340,000	1,382,634
1.50%, 1/15/23	500,000	511,270
0.13%, 1/31/23	1,000,000	1,000,176
1.75%, 1/31/23	800,000	821,797
2.38%, 1/31/23	400,000	415,055
1.38%, 2/15/23	970,000	990,840
2.00%, 2/15/23	475,000	490,233
1.50%, 2/28/23	720,000	737,297
2.63%, 2/28/23	750,000	782,798
0.50%, 3/15/23	5,000	5,034
0.13%, 3/31/23	1,100,000	1,099,936
1.50%, 3/31/23	300,000	307,553
0.25%, 4/15/23	365,000	365,841
1.63%, 4/30/23	770,000	791,912
2.75%, 4/30/23	600,000	630,035
0.13%, 5/15/23	1,140,000	1,139,822
1.75%, 5/15/23	1,515,000	1,562,610
1.63%, 5/31/23	435,000	447,872
2.75%, 5/31/23	230,000	241,981
0.25%, 6/15/23	850,000	851,727
1.38%, 6/30/23	480,000	492,244
2.63%, 6/30/23	215,000	226,086
0.13%, 7/15/23	1,350,000	1,349,156
1.25%, 7/31/23	820,000	839,411
0.13%, 8/15/23	350,000	349,699
2.50%, 8/15/23	50,000	52,570
1.38%, 8/31/23	680,000	698,408
2.75%, 8/31/23	625,000	661,182
0.13%, 9/15/23	250,000	249,707
1.38%, 9/30/23	500,000	513,945
2.88%, 9/30/23	1,210,000	1,285,909
0.13%, 10/15/23	2,000,000	1,997,344
1.63%, 10/31/23	675,000	698,361
2.88%, 10/31/23	245,000	260,868
0.25%, 11/15/23	1,850,000	1,852,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
2.75%, 11/15/23	$450,000	$478,160
2.13%, 11/30/23	580,000	607,845
2.88%, 11/30/23	745,000	794,676
0.13%, 12/15/23	750,000	748,477
2.25%, 12/31/23	415,000	436,723
2.63%, 12/31/23	740,000	785,845
0.13%, 1/15/24	500,000	498,691
2.25%, 1/31/24	750,000	790,254
2.50%, 1/31/24	660,000	699,884
0.13%, 2/15/24	1,850,000	1,844,797
2.75%, 2/15/24	1,135,000	1,212,145
2.38%, 2/29/24	1,000,000	1,058,320
2.13%, 3/31/24	1,923,000	2,024,333
2.00%, 4/30/24	170,000	178,473
2.25%, 4/30/24	1,000,000	1,057,148
0.25%, 5/15/24	1,000,000	998,711
2.50%, 5/15/24	1,900,000	2,024,613
2.00%, 5/31/24	1,780,000	1,870,321
1.75%, 6/30/24	1,000,000	1,044,062
2.00%, 6/30/24	964,000	1,013,782
1.75%, 7/31/24	1,000,000	1,044,727
2.13%, 7/31/24	576,000	608,400
2.38%, 8/15/24	2,250,000	2,395,986
1.25%, 8/31/24	1,605,000	1,651,332
1.88%, 8/31/24	1,100,000	1,153,797
1.50%, 9/30/24	1,615,000	1,675,058
2.13%, 9/30/24	894,000	945,754
1.50%, 10/31/24	1,000,000	1,037,188
2.25%, 10/31/24	1,310,000	1,392,233
2.25%, 11/15/24	1,150,000	1,222,818
1.50%, 11/30/24	975,000	1,011,563
1.75%, 12/31/24	525,000	549,486
2.25%, 12/31/24	972,000	1,034,648
1.38%, 1/31/25	1,104,000	1,140,656
2.50%, 1/31/25	750,000	805,781
2.00%, 2/15/25	1,000,000	1,056,406
7.63%, 2/15/25	500,000	632,031
1.13%, 2/28/25	250,000	255,947
2.75%, 2/28/25	622,000	674,554
0.50%, 3/31/25	175,000	174,979
2.63%, 3/31/25	702,000	758,681
0.38%, 4/30/25	458,000	455,388
2.13%, 5/15/25	375,000	398,496
0.25%, 5/31/25	670,000	662,070
2.88%, 5/31/25	500,000	546,309
0.25%, 6/30/25	250,000	246,816
2.75%, 6/30/25	311,000	338,577
0.25%, 7/31/25	400,000	394,422
2.00%, 8/15/25	500,000	529,414
0.25%, 8/31/25	250,000	246,133
0.25%, 9/30/25	972,000	956,243
0.25%, 10/31/25	2,000,000	1,964,609
2.25%, 11/15/25	835,000	893,678
0.38%, 11/30/25	1,425,000	1,405,963
0.38%, 12/31/25	2,400,000	2,365,125
0.38%, 1/31/26	1,610,000	1,584,529
1.63%, 2/15/26	700,000	729,258
0.50%, 2/28/26	2,000,000	1,978,125
0.75%, 3/31/26	2,120,000	2,119,586
2.25%, 3/31/26	2,000,000	2,142,969
0.75%, 4/30/26	1,400,000	1,398,687
1.63%, 5/15/26	1,170,000	1,218,125
0.75%, 5/31/26	1,250,000	1,247,666
2.13%, 5/31/26	1,000,000	1,065,703
1.88%, 6/30/26	1,850,000	1,948,498
1.88%, 7/31/26	1,000,000	1,053,320
1.50%, 8/15/26	1,624,000	1,678,556
1.38%, 8/31/26	1,450,000	1,489,422
1.63%, 9/30/26	850,000	883,701
1.63%, 10/31/26	1,000,000	1,039,023
2.00%, 11/15/26	1,500,000	1,587,891
1.13%, 2/28/27	500,000	504,453
0.63%, 3/31/27	490,000	479,951
0.50%, 4/30/27	500,000	485,293
0.50%, 5/31/27	910,000	881,776
0.50%, 6/30/27	750,000	725,742
0.38%, 7/31/27	1,000,000	958,672
1.25%, 4/30/28	400,000	400,594
2.88%, 8/15/28	1,000,000	1,111,094
3.13%, 11/15/28	1,300,000	1,468,187
2.63%, 2/15/29	1,300,000	1,422,078
2.38%, 5/15/29	1,300,000	1,397,500
1.75%, 11/15/29	500,000	512,891
1.50%, 2/15/30	1,000,000	1,002,188
0.63%, 5/15/30	2,200,000	2,036,891
0.88%, 11/15/30	2,650,000	2,493,691
1.13%, 2/15/31	2,530,000	2,428,405
1.63%, 5/15/31	1,000,000	1,004,297
1.13%, 5/15/40	700,000	585,703
2.88%, 5/15/49	950,000	1,072,312
2.38%, 11/15/49	900,000	920,883
1.25%, 5/15/50	758,000	591,299

Total U.S. Treasury Notes		144,321,722

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $192,279,056)		189,547,735

U.S. CORPORATE BONDS - 26.5%

United States - 26.5%
3M Co.
2.25%, 9/19/26	130,000	138,061
2.88%, 10/15/27	180,000	196,018
Abbott Laboratories
3.75%, 11/30/26	251,000	284,571
AbbVie, Inc.
3.20%, 5/14/26	112,000	121,761
2.95%, 11/21/26	31,000	33,327
4.25%, 11/14/28	100,000	115,629
3.20%, 11/21/29	1,364,000	1,467,637
4.55%, 3/15/35	625,000	746,175
4.50%, 5/14/35	234,000	278,041
4.30%, 5/14/36	71,000	82,755
4.05%, 11/21/39	250,000	281,545
4.63%, 10/1/42	250,000	299,762
4.85%, 6/15/44	25,000	30,717
4.75%, 3/15/45	208,000	253,922
4.70%, 5/14/45	250,000	302,220
4.88%, 11/14/48	29,000	36,418
4.25%, 11/21/49	750,000	867,165
Activision Blizzard, Inc.
3.40%, 9/15/26	189,000	209,094
1.35%, 9/15/30	350,000	322,070
Adobe, Inc.
2.15%, 2/1/27(b)	125,000	131,564
2.30%, 2/1/30	59,000	60,568
Adventist Health System/West
2.95%, 3/1/29	50,000	52,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Advocate Health & Hospitals Corp.
4.27%, 8/15/48	$90,000	$109,752
AEP Texas, Inc.
3.95%, 6/1/28	100,000	111,664
Aetna, Inc.
6.63%, 6/15/36	75,000	107,575
4.75%, 3/15/44	500,000	600,360
3.88%, 8/15/47	34,000	36,713
Agilent Technologies, Inc.
2.75%, 9/15/29	33,000	34,286
Air Lease Corp.
3.75%, 6/1/26	150,000	162,717
3.63%, 4/1/27	201,000	215,518
3.63%, 12/1/27	120,000	127,874
4.63%, 10/1/28	86,000	96,236
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	106,951
3.38%, 8/15/31	675,000	727,434
Allstate Corp. (The)
3.28%, 12/15/26	108,000	119,555
1.45%, 12/15/30	250,000	235,795
Ally Financial, Inc.
8.00%, 11/1/31	381,000	540,849
Alphabet, Inc.
2.05%, 8/15/50	50,000	42,435
2.25%, 8/15/60	60,000	50,629
Altria Group, Inc.
2.63%, 9/16/26	237,000	249,336
4.80%, 2/14/29	327,000	375,890
3.40%, 5/6/30	400,000	418,932
5.80%, 2/14/39	150,000	181,698
3.40%, 2/4/41	250,000	230,530
5.38%, 1/31/44	7,000	8,124
3.88%, 9/16/46	32,000	30,572
5.95%, 2/14/49	191,000	236,985
4.45%, 5/6/50	250,000	256,962
4.00%, 2/4/61	90,000	84,464
Amazon.com, Inc.
3.15%, 8/22/27	276,000	304,928
1.50%, 6/3/30(b)	250,000	241,870
2.10%, 5/12/31	250,000	250,900
Ameren Illinois Co.
1.55%, 11/15/30	250,000	237,605
American Airlines Pass Through Trust
3.38%, 11/1/28, Series 2015-1, Class A	70,987	69,978
3.15%, 8/15/33, Series 2019-1, Class AA	236,465	237,382
American Campus Communities Operating Partnership, L.P.
3.63%, 11/15/27	61,000	66,996
2.85%, 2/1/30	244,000	248,570
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J	50,000	57,165
American Express Co.
3.13%, 5/20/26	68,000	74,571
American Express Credit Corp.
3.30%, 5/3/27	125,000	139,070
American Homes 4 Rent L.P.
4.25%, 2/15/28	337,000	376,190
American Honda Finance Corp.
3.50%, 2/15/28	65,000	72,348
1.80%, 1/13/31	250,000	242,257
American International Group, Inc.
3.90%, 4/1/26	113,000	126,252
4.20%, 4/1/28	518,000	590,432
3.88%, 1/15/35	708,000	786,248
4.38%, 6/30/50	250,000	291,692
American Tower Corp.
3.38%, 10/15/26	150,000	163,788
3.13%, 1/15/27	145,000	155,555
3.55%, 7/15/27	140,000	153,395
1.50%, 1/31/28	72,000	69,801
3.80%, 8/15/29	474,000	522,893
2.90%, 1/15/30	415,000	430,131
2.95%, 1/15/51	100,000	91,513
American Water Capital Corp.
2.95%, 9/1/27	132,000	142,898
3.75%, 9/1/28	624,000	701,064
4.30%, 9/1/45	100,000	117,696
4.00%, 12/1/46	13,000	14,658
3.75%, 9/1/47	125,000	136,553
4.20%, 9/1/48	80,000	93,322
Ameriprise Financial, Inc.
2.88%, 9/15/26	70,000	75,572
AmerisourceBergen Corp.
3.45%, 12/15/27	75,000	82,556
2.70%, 3/15/31	250,000	255,120
Amgen, Inc.
2.20%, 2/21/27	100,000	103,934
3.20%, 11/2/27	301,000	330,420
2.45%, 2/21/30	417,000	425,298
3.15%, 2/21/40	500,000	506,785
4.40%, 5/1/45	69,000	80,827
4.56%, 6/15/48	200,000	241,880
3.38%, 2/21/50	250,000	253,495
4.66%, 6/15/51	250,000	309,250
2.77%, 9/1/53	250,000	226,345
Amphenol Corp.
2.80%, 2/15/30	30,000	31,218
Analog Devices, Inc.
3.50%, 12/5/26	183,000	203,039
Anthem, Inc.
3.65%, 12/1/27	292,000	326,138
2.25%, 5/15/30	500,000	498,325
2.55%, 3/15/31	150,000	152,816
4.63%, 5/15/42	30,000	36,049
5.10%, 1/15/44	242,000	308,335
4.65%, 8/15/44	26,000	31,454
4.38%, 12/1/47	79,000	92,816
4.55%, 3/1/48	30,000	36,249
3.13%, 5/15/50	202,000	197,847
Aon Corp.
4.50%, 12/15/28	499,000	579,883
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	108,675
Apple, Inc.
4.50%, 2/23/36	63,000	78,444
3.85%, 5/4/43	30,000	34,296
4.45%, 5/6/44	83,000	102,930
3.45%, 2/9/45	90,000	97,216
4.38%, 5/13/45	90,000	110,913
4.65%, 2/23/46	45,000	57,499
3.85%, 8/4/46	100,000	114,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
4.25%, 2/9/47	$50,000	$60,627
3.75%, 9/12/47	98,000	110,697
3.75%, 11/13/47	55,000	62,162
2.95%, 9/11/49	77,000	76,573
2.65%, 5/11/50	30,000	27,974
2.40%, 8/20/50	25,000	22,388
Aptiv PLC
4.35%, 3/15/29	75,000	85,684
5.40%, 3/15/49	125,000	162,743
Arch Capital Finance LLC
4.01%, 12/15/26	150,000	170,033
Arch Capital Group Ltd.
3.64%, 6/30/50	197,000	205,906
Arch Capital Group US, Inc.
5.14%, 11/1/43	50,000	63,191
Archer-Daniels-Midland Co.
2.50%, 8/11/26(b)	110,000	117,557
Arrow Electronics, Inc.
3.88%, 1/12/28	212,000	235,466
Ascension Health
4.85%, 11/15/53	106,000	144,112
Assurant, Inc.
4.90%, 3/27/28	25,000	28,926
AT&T, Inc.
3.80%, 2/15/27	315,000	352,104
4.25%, 3/1/27	209,000	237,859
2.30%, 6/1/27	550,000	570,388
4.10%, 2/15/28	409,000	463,499
4.35%, 3/1/29	500,000	573,145
4.30%, 2/15/30	430,000	490,819
2.25%, 2/1/32	290,000	279,612
2.55%, 12/1/33(c)	450,000	436,756
4.50%, 5/15/35	314,000	361,945
5.25%, 3/1/37	173,000	213,979
4.85%, 3/1/39	130,000	153,777
5.35%, 9/1/40	50,000	62,726
6.25%, 3/29/41	190,000	258,734
3.50%, 6/1/41	500,000	505,535
4.90%, 6/15/42	79,000	93,950
4.30%, 12/15/42	350,000	388,031
3.10%, 2/1/43	300,000	285,129
5.15%, 11/15/46	70,000	86,890
4.55%, 3/9/49	29,000	32,970
5.15%, 2/15/50	70,000	86,904
3.30%, 2/1/52	150,000	140,418
3.50%, 9/15/53(c)	500,000	477,955
3.55%, 9/15/55(c)	528,000	503,131
3.80%, 12/1/57(c)	772,000	767,623
3.65%, 9/15/59(c)	809,000	781,073
3.85%, 6/1/60	150,000	151,115
3.50%, 2/1/61	500,000	474,420
Athene Holding Ltd.
4.13%, 1/12/28	403,000	446,875
Autodesk, Inc.
3.50%, 6/15/27	165,000	182,394
AutoNation, Inc.
3.80%, 11/15/27	115,000	126,644
AutoZone, Inc.
3.75%, 6/1/27	113,000	126,175
3.75%, 4/18/29	175,000	193,585
1.65%, 1/15/31	250,000	233,768
AvalonBay Communities, Inc.
2.90%, 10/15/26	50,000	53,943
3.20%, 1/15/28(b)	75,000	80,744
3.30%, 6/1/29	320,000	344,899
Avangrid, Inc.
3.80%, 6/1/29	150,000	167,303
Avery Dennison Corp.
4.88%, 12/6/28	31,000	36,658
AXIS Specialty Finance LLC
3.90%, 7/15/29	225,000	246,393
AXIS Specialty Finance PLC
4.00%, 12/6/27	25,000	27,883
Baker Hughes a GE Co. LLC
3.34%, 12/15/27	50,000	54,836
3.14%, 11/7/29	75,000	79,723
Baltimore Gas & Electric Co.
2.40%, 8/15/26	90,000	94,637
Bank of America Corp.
4.25%, 10/22/26	50,000	56,895
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month U.S. dollar London Interbank Offered Rate + 1.06% thereafter)(d)	50,000	55,063
3.25%, 10/21/27	67,000	72,960
4.18%, 11/25/27, Series L	859,000	968,583
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.575% thereafter)(d)	100,000	111,802
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(d)	350,000	388,363
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(d)	331,000	365,335
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(d)	201,000	219,926
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.07% thereafter)(d)	250,000	280,515
4.27%, 7/23/29, (4.271% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	296,000	338,535
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month U.S. dollar London Interbank Offered Rate + 1.21% thereafter)(d)	311,000	349,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(d)	$852,000	$860,409
2.65%, 3/11/32, Series N, (2.651% fixed rate until 3/11/31; Secured Overnight Financing Rate + 1.22% thereafter)(d)	500,000	506,400
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(d)	750,000	762,750
6.11%, 1/29/37	152,000	206,171
Baxalta, Inc.
5.25%, 6/23/45	60,000	77,969
Baxter International, Inc.
2.60%, 8/15/26	49,000	52,525
3.95%, 4/1/30	200,000	227,538
Becton Dickinson and Co.
3.70%, 6/6/27	175,000	195,361
1.96%, 2/11/31	250,000	240,622
4.69%, 12/15/44	87,000	104,973
4.67%, 6/6/47	124,000	149,327
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	248,000	271,009
Berkshire Hathaway Finance Corp.
5.75%, 1/15/40	81,000	114,660
4.40%, 5/15/42	102,000	125,244
4.30%, 5/15/43	55,000	66,734
4.20%, 8/15/48	84,000	99,810
4.25%, 1/15/49	49,000	58,736
2.85%, 10/15/50	55,000	52,535
Berkshire Hathaway, Inc.
4.50%, 2/11/43	66,000	82,721
Best Buy Co., Inc.
4.45%, 10/1/28	60,000	69,218
Biogen, Inc.
2.25%, 5/1/30	100,000	98,653
3.15%, 5/1/50	300,000	281,385
3.25%, 2/15/51(c)	52,000	49,346
Black Hills Corp.
4.35%, 5/1/33	180,000	206,721
3.88%, 10/15/49	40,000	41,760
Boardwalk Pipelines L.P.
4.45%, 7/15/27	100,000	113,908
Boeing Co. (The)
2.25%, 6/15/26	25,000	25,432
2.80%, 3/1/27	285,000	296,218
5.15%, 5/1/30	725,000	851,694
3.63%, 2/1/31	350,000	372,400
3.60%, 5/1/34	275,000	284,815
5.71%, 5/1/40	700,000	875,658
5.81%, 5/1/50	400,000	517,876
5.93%, 5/1/60	842,000	1,104,384
Booking Holdings, Inc.
3.60%, 6/1/26	40,000	44,312
3.55%, 3/15/28	90,000	99,311
4.63%, 4/13/30	150,000	176,162
BorgWarner, Inc.
4.38%, 3/15/45	111,000	123,217
Boston Properties L.P.
2.75%, 10/1/26	65,000	69,664
4.50%, 12/1/28	450,000	519,187
2.90%, 3/15/30	77,000	78,710
Boston Scientific Corp.
4.00%, 3/1/29	290,000	327,166
7.00%, 11/15/35	165,000	231,185
7.38%, 1/15/40	2,000	3,099
4.70%, 3/1/49	47,000	58,337
BP Capital Markets America, Inc.
3.12%, 5/4/26	24,000	26,192
3.02%, 1/16/27	142,000	153,611
3.59%, 4/14/27	259,000	288,213
4.23%, 11/6/28	50,000	57,542
Brandywine Operating Partnership L.P.
4.55%, 10/1/29	290,000	322,378
Brighthouse Financial, Inc.
3.70%, 6/22/27(b)	254,000	278,371
5.63%, 5/15/30	250,000	303,450
Bristol-Myers Squibb Co.
3.45%, 11/15/27	100,000	112,015
3.90%, 2/20/28	357,000	406,780
3.40%, 7/26/29	363,000	403,050
1.45%, 11/13/30(b)	110,000	104,708
Brixmor Operating Partnership L.P.
4.13%, 6/15/26	30,000	33,575
4.05%, 7/1/30	250,000	275,817
Broadcom Corp.
3.88%, 1/15/27	430,000	473,279
3.50%, 1/15/28	592,000	638,496
Broadcom, Inc.
4.25%, 4/15/26	98,000	109,988
3.46%, 9/15/26	83,000	90,339
1.95%, 2/15/28(b)(c)	500,000	496,110
4.11%, 9/15/28	40,000	44,318
4.75%, 4/15/29	500,000	573,090
5.00%, 4/15/30	250,000	289,675
4.15%, 11/15/30	715,000	784,591
3.47%, 4/15/34(c)	250,000	254,660
3.50%, 2/15/41(c)	250,000	242,482
3.75%, 2/15/51(c)	250,000	244,510
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	146,000	160,058
2.90%, 12/1/29	275,000	285,315
Brown & Brown, Inc.
2.38%, 3/15/31	250,000	246,820
Bunge Ltd. Finance Corp.
3.25%, 8/15/26	341,000	369,286
3.75%, 9/25/27	164,000	181,212
Burlington Northern Santa Fe LLC
3.25%, 6/15/27(b)	40,000	44,118
CA, Inc.
4.70%, 3/15/27	55,000	62,057
California Institute of Technology
4.32%, 8/1/45	70,000	87,759
3.65%, 9/1/2119	50,000	54,431
Campbell Soup Co.
2.38%, 4/24/30	250,000	249,870
4.80%, 3/15/48	68,000	81,938
Capital One Financial Corp.
3.75%, 3/9/27	257,000	288,218
3.80%, 1/31/28	349,000	391,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Cardinal Health, Inc.
3.41%, 6/15/27	$184,000	$201,668
4.50%, 11/15/44	52,000	58,198
4.37%, 6/15/47	105,000	115,831
Carlisle Cos., Inc.
3.75%, 12/1/27	41,000	45,761
Carrier Global Corp.
2.70%, 2/15/31	535,000	547,177
3.38%, 4/5/40	300,000	306,453
3.58%, 4/5/50	250,000	255,667
Caterpillar Financial Services Corp.
2.40%, 8/9/26	90,000	95,774
1.10%, 9/14/27	100,000	98,688
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	90,000	95,379
3.00%, 2/1/27, Series AA	100,000	108,333
CenterPoint Energy Resources Corp.
4.00%, 4/1/28	290,000	324,603
CenterPoint Energy, Inc.
4.25%, 11/1/28	270,000	306,571
Charles Schwab Corp. (The)
3.20%, 1/25/28	81,000	88,673
3.25%, 5/22/29	200,000	218,788
Charter Communications Operating LLC
4.20%, 3/15/28	150,000	167,681
5.05%, 3/30/29	100,000	116,741
2.80%, 4/1/31	420,000	419,387
6.38%, 10/23/35	505,000	661,505
6.48%, 10/23/45	278,000	367,157
5.38%, 5/1/47	374,000	437,640
5.75%, 4/1/48	113,000	138,502
5.13%, 7/1/49	97,000	111,087
4.80%, 3/1/50	500,000	550,510
3.70%, 4/1/51	250,000	235,790
3.85%, 4/1/61	100,000	92,572
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	400,000	464,800
3.70%, 11/15/29	75,000	80,912
Chevron USA, Inc.
5.05%, 11/15/44	100,000	130,391
4.95%, 8/15/47	69,000	90,075
Chubb INA Holdings, Inc.
3.35%, 5/3/26	30,000	33,052
1.38%, 9/15/30	250,000	234,987
Church & Dwight Co., Inc.
3.15%, 8/1/27	90,000	98,669
Cigna Corp.
3.40%, 3/1/27	120,000	132,101
3.05%, 10/15/27	155,000	167,691
4.38%, 10/15/28	941,000	1,087,580
4.80%, 8/15/38	152,000	185,025
3.20%, 3/15/40	135,000	136,786
6.13%, 11/15/41	21,000	29,575
4.80%, 7/15/46	125,000	153,478
3.88%, 10/15/47	146,000	158,173
3.40%, 3/15/50	250,000	251,810
3.40%, 3/15/51	150,000	150,749
Cimarex Energy Co.
3.90%, 5/15/27	245,000	270,066
Cintas Corp. No. 2
3.70%, 4/1/27	85,000	95,719
Cisco Systems, Inc.
2.50%, 9/20/26	40,000	43,156
Citigroup, Inc.
3.40%, 5/1/26	20,000	22,013
3.20%, 10/21/26	44,000	47,900
4.45%, 9/29/27	470,000	538,352
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month U.S. dollar London Interbank Offered Rate + 1.563% thereafter)(d)	120,000	134,308
6.63%, 1/15/28	100,000	128,605
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.39% thereafter)(d)	297,000	328,960
4.13%, 7/25/28	329,000	370,901
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(d)	208,000	228,862
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(d)	265,000	299,310
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(d)	329,000	370,961
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(d)	150,000	157,401
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(d)	382,000	390,473
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(d)	400,000	461,396
6.00%, 10/31/33	50,000	65,912
6.68%, 9/13/43	108,000	163,488
4.75%, 5/18/46	250,000	306,217
Citizens Financial Group, Inc.
2.85%, 7/27/26	659,000	706,962
Citrix Systems, Inc.
4.50%, 12/1/27(b)	25,000	28,528
Cleco Corporate Holdings LLC
3.74%, 5/1/26	64,000	70,438
Clorox Co. (The)
3.10%, 10/1/27	325,000	354,510
CME Group, Inc.
5.30%, 9/15/43	86,000	120,668
CMS Energy Corp.
3.00%, 5/15/26	100,000	107,473
3.45%, 8/15/27	157,000	174,237
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(d)	72,000	79,317

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
CNA Financial Corp.
2.05%, 8/15/30	$250,000	$242,502
CNOOC Finance 2015 USA LLC
4.38%, 5/2/28	540,000	601,571
Coca-Cola Co. (The)
2.90%, 5/25/27	150,000	164,330
2.13%, 9/6/29	145,000	147,413
3.45%, 3/25/30	300,000	334,773
2.00%, 3/5/31	250,000	248,735
1.38%, 3/15/31	50,000	47,019
Colgate-Palmolive Co.
3.70%, 8/1/47	100,000	117,230
Comcast Corp.
2.35%, 1/15/27	635,000	667,315
3.30%, 2/1/27	175,000	192,766
3.15%, 2/15/28	264,000	288,072
2.65%, 2/1/30	56,000	58,070
1.95%, 1/15/31	250,000	242,542
CommonSpirit Health
4.35%, 11/1/42	320,000	364,832
3.91%, 10/1/50	100,000	105,709
Commonwealth Edison Co.
2.55%, 6/15/26	80,000	85,391
Conagra Brands, Inc.
7.00%, 10/1/28	23,000	30,363
4.85%, 11/1/28	387,000	457,376
8.25%, 9/15/30	285,000	420,170
Connecticut Light & Power Co. (The)
3.20%, 3/15/27, Series A	100,000	109,993
ConocoPhillips
2.40%, 2/15/31(c)	150,000	150,980
ConocoPhillips Co.
6.95%, 4/15/29	100,000	134,803
Constellation Brands, Inc.
3.70%, 12/6/26	340,000	378,440
3.50%, 5/9/27	162,000	178,600
2.88%, 5/1/30	250,000	259,802
4.10%, 2/15/48	65,000	72,581
Consumers Energy Co.
3.80%, 11/15/28	100,000	112,984
Continental Airlines Pass Through Trust
4.00%, 4/29/26, Series 2012-2, Class A	10,339	10,939
Corning, Inc.
4.75%, 3/15/42	250,000	299,912
5.45%, 11/15/79	250,000	324,372
Costco Wholesale Corp.
3.00%, 5/18/27	74,000	81,361
1.60%, 4/20/30	250,000	243,197
Crown Castle International Corp.
3.70%, 6/15/26	80,000	88,333
4.00%, 3/1/27	220,000	246,569
3.65%, 9/1/27	144,000	158,640
3.80%, 2/15/28	100,000	110,465
4.30%, 2/15/29	250,000	283,492
3.10%, 11/15/29	102,000	107,086
2.25%, 1/15/31	50,000	48,538
4.75%, 5/15/47	95,000	112,161
5.20%, 2/15/49	50,000	62,657
3.25%, 1/15/51	250,000	237,475
CSX Corp.
3.25%, 6/1/27	349,000	382,727
3.80%, 3/1/28	212,000	237,826
2.40%, 2/15/30	250,000	254,890
6.00%, 10/1/36	250,000	341,387
3.80%, 11/1/46	87,000	95,113
4.30%, 3/1/48	55,000	64,297
3.80%, 4/15/50	250,000	276,410
3.95%, 5/1/50	15,000	16,997
4.25%, 11/1/66	55,000	65,048
CubeSmart L.P.
3.13%, 9/1/26	35,000	37,657
4.38%, 2/15/29	25,000	28,324
CVS Health Corp.
2.88%, 6/1/26	194,000	208,509
4.30%, 3/25/28	1,297,000	1,487,620
3.25%, 8/15/29	572,000	616,633
4.88%, 7/20/35	653,000	790,639
4.78%, 3/25/38	136,000	162,766
4.13%, 4/1/40	250,000	279,280
2.70%, 8/21/40	205,000	191,999
5.13%, 7/20/45	250,000	314,152
5.05%, 3/25/48	500,000	621,790
4.25%, 4/1/50	400,000	455,092
Danaher Corp.
2.60%, 10/1/50	150,000	137,844
Dayton Power & Light Co. (The)
3.95%, 6/15/49	100,000	107,790
Dell International LLC
6.02%, 6/15/26(c)	240,000	286,486
4.90%, 10/1/26(c)	100,000	115,050
6.10%, 7/15/27(c)	322,000	395,001
5.30%, 10/1/29(c)	370,000	438,117
8.10%, 7/15/36(c)	530,000	786,817
8.35%, 7/15/46(c)	69,000	108,504
Devon Energy Corp.
4.75%, 5/15/42	200,000	221,716
5.00%, 6/15/45	56,000	63,862
DH Europe Finance II Sarl
3.25%, 11/15/39	250,000	260,772
3.40%, 11/15/49	50,000	52,674
Diamondback Energy, Inc.
3.50%, 12/1/29	250,000	265,635
Digital Realty Trust L.P.
3.70%, 8/15/27	288,000	322,980
4.45%, 7/15/28	152,000	174,958
3.60%, 7/1/29	100,000	110,442
Dignity Health
5.27%, 11/1/64	10,000	13,052
Discover Bank
3.45%, 7/27/26	250,000	273,677
4.65%, 9/13/28	358,000	416,035
Discovery Communications LLC
3.95%, 3/20/28	85,000	93,356
4.13%, 5/15/29	350,000	386,298
5.00%, 9/20/37(b)	250,000	294,322
4.00%, 9/15/55(c)	456,000	456,420
Dollar General Corp.
3.88%, 4/15/27	362,000	407,601
3.50%, 4/3/30	168,000	183,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Dominion Energy, Inc.
4.25%, 6/1/28	$75,000	$85,745
3.38%, 4/1/30, Series C	600,000	648,324
5.25%, 8/1/33, Series F	45,000	55,945
7.00%, 6/15/38	25,000	36,570
4.60%, 3/15/49, Series A	72,000	87,833
Dow Chemical Co. (The)
4.80%, 11/30/28	157,000	186,346
7.38%, 11/1/29	446,000	613,246
4.25%, 10/1/34	170,000	194,082
5.25%, 11/15/41	55,000	69,589
4.63%, 10/1/44	80,000	95,190
5.55%, 11/30/48	250,000	337,065
Duke Energy Carolinas LLC
2.95%, 12/1/26	20,000	21,774
3.95%, 11/15/28	354,000	404,109
Duke Energy Corp.
2.65%, 9/1/26	137,000	145,201
3.15%, 8/15/27	237,000	257,797
3.40%, 6/15/29	42,000	45,605
2.45%, 6/1/30	250,000	250,350
4.80%, 12/15/45	35,000	41,817
3.95%, 8/15/47	250,000	268,035
Duke Energy Florida LLC
3.20%, 1/15/27	55,000	60,328
Duke Energy Progress LLC
3.70%, 9/1/28	50,000	55,954
3.45%, 3/15/29(b)	54,000	59,402
Duke Realty L.P.
3.25%, 6/30/26	41,000	44,669
4.00%, 9/15/28	60,000	67,491
1.75%, 2/1/31	250,000	236,805
Duke University
2.68%, 10/1/44, Series 2020	50,000	49,815
Duke University Health System, Inc.
3.92%, 6/1/47, Series 2017	130,000	151,733
DuPont de Nemours, Inc.
4.73%, 11/15/28	517,000	610,675
5.32%, 11/15/38	250,000	320,125
5.42%, 11/15/48	52,000	69,510
DXC Technology Co.
4.75%, 4/15/27	247,000	283,045
E*TRADE Financial Corp.
3.80%, 8/24/27	100,000	111,442
Eastern Energy Gas Holdings LLC
3.00%, 11/15/29, Series B(b)	250,000	262,480
Eastman Chemical Co.
4.50%, 12/1/28	40,000	46,469
4.65%, 10/15/44	40,000	47,660
Eaton Corp.
3.10%, 9/15/27	226,000	246,763
Eaton Vance Corp.
3.50%, 4/6/27	118,000	129,189
eBay, Inc.
3.60%, 6/5/27	240,000	266,794
4.00%, 7/15/42	150,000	160,617
Ecolab, Inc.
2.70%, 11/1/26	150,000	161,355
3.25%, 12/1/27	25,000	27,672
4.80%, 3/24/30	186,000	224,887
Edison International
4.13%, 3/15/28	45,000	47,939
Eli Lilly & Co.
3.38%, 3/15/29	187,000	207,826
Enable Midstream Partners L.P.
4.40%, 3/15/27	35,000	38,730
4.95%, 5/15/28	170,000	192,955
4.15%, 9/15/29	100,000	107,907
5.00%, 5/15/44	60,000	62,918
Energy Transfer L.P.
5.50%, 6/1/27	100,000	117,210
4.00%, 10/1/27	711,000	778,275
5.25%, 4/15/29	100,000	116,743
3.75%, 5/15/30	150,000	159,999
6.63%, 10/15/36	50,000	65,407
5.80%, 6/15/38, Series 20Y	250,000	299,492
7.50%, 7/1/38	50,000	68,878
4.95%, 1/15/43	254,000	268,618
5.35%, 5/15/45	150,000	169,155
6.13%, 12/15/45	50,000	60,583
5.30%, 4/15/47	25,000	27,999
5.40%, 10/1/47	60,000	68,291
6.25%, 4/15/49	300,000	376,572
5.00%, 5/15/50	180,000	200,189
Enstar Group Ltd.
4.95%, 6/1/29	196,000	224,540
Entergy Corp.
2.95%, 9/1/26	309,000	331,430
2.80%, 6/15/30	250,000	256,852
Enterprise Products Operating LLC
4.15%, 10/16/28	371,000	422,684
3.13%, 7/31/29	152,000	162,306
6.65%, 10/15/34, Series H	290,000	402,253
5.95%, 2/1/41	100,000	134,088
4.85%, 3/15/44	250,000	297,545
5.10%, 2/15/45	250,000	306,735
4.25%, 2/15/48	216,000	238,162
4.95%, 10/15/54	175,000	209,599
3.95%, 1/31/60	250,000	260,435
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(d)	118,000	121,253
Equinix, Inc.
2.90%, 11/18/26	100,000	106,836
1.80%, 7/15/27	48,000	48,069
3.20%, 11/18/29	500,000	529,985
2.95%, 9/15/51	100,000	91,985
Equitable Holdings, Inc.
4.35%, 4/20/28	529,000	600,537
5.00%, 4/20/48	95,000	117,238
ERP Operating L.P.
3.25%, 8/1/27	88,000	96,049
3.50%, 3/1/28	112,000	122,843
4.15%, 12/1/28	153,000	174,044
Essential Utilities, Inc.
3.57%, 5/1/29	362,000	397,690
Essex Portfolio L.P.
4.00%, 3/1/29	100,000	112,237
3.00%, 1/15/30	175,000	181,990
1.65%, 1/15/31	250,000	231,550
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/27	60,000	66,478
1.95%, 3/15/31	250,000	245,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	$250,000	$254,775
Evergy, Inc.
2.90%, 9/15/29	150,000	155,379
Eversource Energy
1.65%, 8/15/30, Series R	250,000	236,167
Exelon Corp.
3.40%, 4/15/26	70,000	76,544
4.95%, 6/15/35	51,000	61,865
Exelon Generation Co. LLC
6.25%, 10/1/39	395,000	472,369
5.60%, 6/15/42	97,000	110,276
Expedia Group, Inc.
4.63%, 8/1/27(c)	500,000	567,040
3.25%, 2/15/30	100,000	102,869
Exxon Mobil Corp.
3.00%, 8/16/39	25,000	25,014
4.23%, 3/19/40	50,000	58,143
3.57%, 3/6/45	77,000	81,384
4.11%, 3/1/46	50,000	57,030
3.10%, 8/16/49	52,000	51,142
3.45%, 4/15/51	100,000	104,231
Federal Realty Investment Trust
3.20%, 6/15/29	71,000	75,232
FedEx Corp.
3.40%, 2/15/28	90,000	99,621
3.10%, 8/5/29	277,000	297,564
4.25%, 5/15/30	240,000	276,122
4.90%, 1/15/34	25,000	30,757
4.75%, 11/15/45	250,000	302,865
4.40%, 1/15/47	170,000	197,314
4.05%, 2/15/48	100,000	110,981
5.25%, 5/15/50	235,000	311,206
Fidelity National Financial, Inc.
4.50%, 8/15/28	220,000	249,924
Fidelity National Information Services, Inc.
1.65%, 3/1/28	500,000	492,660
Fifth Third Bancorp
8.25%, 3/1/38	250,000	412,290
Fiserv, Inc.
4.20%, 10/1/28	337,000	385,194
2.65%, 6/1/30(b)	229,000	234,441
4.40%, 7/1/49	676,000	785,762
Flex Ltd.
4.88%, 6/15/29	100,000	114,496
FLIR Systems, Inc.
2.50%, 8/1/30	200,000	199,692
Florida Power & Light Co.
5.63%, 4/1/34	100,000	134,039
4.13%, 2/1/42	127,000	151,315
4.05%, 6/1/42	60,000	70,723
3.80%, 12/15/42	33,000	37,937
3.70%, 12/1/47	95,000	107,475
3.99%, 3/1/49	48,000	56,693
Flowers Foods, Inc.
3.50%, 10/1/26	8,000	8,737
FMC Corp.
3.45%, 10/1/29	110,000	119,073
4.50%, 10/1/49	177,000	208,846
Fortive Corp.
3.15%, 6/15/26	200,000	218,182
Fox Corp.
4.71%, 1/25/29	333,000	387,196
5.48%, 1/25/39	185,000	231,152
5.58%, 1/25/49	50,000	64,275
GATX Corp.
3.85%, 3/30/27	160,000	177,939
3.50%, 3/15/28	100,000	108,873
4.55%, 11/7/28	90,000	104,414
4.70%, 4/1/29	40,000	46,576
GE Capital Funding LLC
4.05%, 5/15/27	600,000	679,722
4.40%, 5/15/30	750,000	864,247
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	470,000	549,646
General Dynamics Corp.
2.13%, 8/15/26	114,000	119,510
2.63%, 11/15/27	62,000	66,566
3.75%, 5/15/28	200,000	226,538
General Electric Co.
3.45%, 5/1/27	150,000	165,431
3.63%, 5/1/30	350,000	385,192
6.75%, 3/15/32, Series A	320,000	435,619
6.15%, 8/7/37	60,000	81,734
5.88%, 1/14/38	57,000	75,749
6.88%, 1/10/39	85,000	124,676
4.25%, 5/1/40	450,000	511,249
4.13%, 10/9/42	26,000	29,050
4.35%, 5/1/50	450,000	515,857
General Mills, Inc.
3.20%, 2/10/27	78,000	85,483
4.20%, 4/17/28	385,000	441,325
3.00%, 2/1/51(b)(c)	145,000	140,836
General Motors Co.
4.20%, 10/1/27	112,000	125,347
6.80%, 10/1/27	50,000	63,203
5.00%, 4/1/35	90,000	107,260
6.60%, 4/1/36	780,000	1,055,122
5.15%, 4/1/38	250,000	297,110
General Motors Financial Co., Inc.
4.00%, 10/6/26	120,000	133,032
4.35%, 1/17/27	273,000	307,728
3.85%, 1/5/28	206,000	225,201
Georgia Power Co.
3.25%, 3/30/27	110,000	119,510
Gilead Sciences, Inc.
2.95%, 3/1/27	62,000	66,974
1.65%, 10/1/30	450,000	427,257
2.60%, 10/1/40	250,000	233,855
4.80%, 4/1/44	600,000	732,612
2.80%, 10/1/50	450,000	411,007
Global Payments, Inc.
4.80%, 4/1/26	107,000	123,123
4.45%, 6/1/28	85,000	97,355
3.20%, 8/15/29	449,000	474,535
Globe Life, Inc.
4.55%, 9/15/28	200,000	232,366
GLP Capital L.P.
5.38%, 4/15/26	105,000	120,063
5.75%, 6/1/28	192,000	225,489
4.00%, 1/15/30	250,000	265,897

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/26	$75,000	$82,116
5.95%, 1/15/27	150,000	183,611
3.85%, 1/26/27	70,000	77,701
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(d)	96,000	106,395
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(d)	643,000	713,871
2.60%, 2/7/30	350,000	360,279
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(d)	750,000	757,740
6.75%, 10/1/37	446,000	639,069
5.15%, 5/22/45	330,000	432,214
Halliburton Co.
2.92%, 3/1/30(b)	150,000	153,549
4.85%, 11/15/35	55,000	63,470
6.70%, 9/15/38	56,000	74,697
7.45%, 9/15/39	78,000	111,775
4.50%, 11/15/41	2,000	2,168
4.75%, 8/1/43	200,000	224,058
5.00%, 11/15/45	207,000	242,300
Harley-Davidson, Inc.
4.63%, 7/28/45	40,000	42,703
Hartford Financial Services Group, Inc. (The)
4.30%, 4/15/43	65,000	75,050
4.40%, 3/15/48	120,000	142,015
Hasbro, Inc.
3.55%, 11/19/26	74,000	81,207
3.50%, 9/15/27	174,000	190,278
6.35%, 3/15/40	341,000	462,014
HCA, Inc.
4.50%, 2/15/27	452,000	513,562
4.13%, 6/15/29	300,000	336,729
5.13%, 6/15/39	60,000	73,390
5.50%, 6/15/47	113,000	142,721
5.25%, 6/15/49	233,000	289,113
Healthcare Realty Trust, Inc.
3.63%, 1/15/28(b)	25,000	27,249
Healthcare Trust of America Holdings L.P.
3.10%, 2/15/30	325,000	340,574
2.00%, 3/15/31	250,000	238,285
Healthpeak Properties, Inc.
3.25%, 7/15/26	168,000	183,154
6.75%, 2/1/41	32,000	46,364
Hershey Co. (The)
2.30%, 8/15/26	85,000	90,468
1.70%, 6/1/30	50,000	48,867
Hess Corp.
4.30%, 4/1/27	100,000	111,403
7.13%, 3/15/33	100,000	134,064
5.60%, 2/15/41	250,000	303,042
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	100,000	134,302
6.35%, 10/15/45	150,000	198,887
Highwoods Realty L.P.
4.13%, 3/15/28	25,000	27,871
4.20%, 4/15/29	75,000	83,697
3.05%, 2/15/30	115,000	119,460
HollyFrontier Corp.
5.88%, 4/1/26	26,000	30,070
Home Depot, Inc. (The)
3.00%, 4/1/26	105,000	114,744
2.13%, 9/15/26	101,000	106,406
2.80%, 9/14/27	105,000	114,031
3.90%, 12/6/28	35,000	40,291
2.95%, 6/15/29	195,000	210,491
1.38%, 3/15/31	250,000	235,197
Honeywell International, Inc.
2.50%, 11/1/26	201,000	215,478
Hormel Foods Corp.
1.80%, 6/11/30	150,000	146,802
Host Hotels & Resorts L.P.
3.50%, 9/15/30, Series I	250,000	257,910
HP, Inc.
3.40%, 6/17/30	200,000	213,560
6.00%, 9/15/41	85,000	110,639
Hubbell, Inc.
3.15%, 8/15/27	8,000	8,661
3.50%, 2/15/28	96,000	104,364
Hudson Pacific Properties L.P.
4.65%, 4/1/29	185,000	211,340
3.25%, 1/15/30	200,000	208,034
Humana, Inc.
3.95%, 3/15/27	71,000	80,104
4.95%, 10/1/44	117,000	144,294
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	25,000	27,475
Huntsman International LLC
4.50%, 5/1/29	379,000	429,111
Illinois Tool Works, Inc.
2.65%, 11/15/26	99,000	106,883
Indiana Michigan Power Co.
3.85%, 5/15/28	92,000	102,735
Indiana University Health, Inc. Obligated Group
3.97%, 11/1/48	45,000	53,422
Ingredion, Inc.
3.20%, 10/1/26	109,000	118,531
Intel Corp.
3.15%, 5/11/27	268,000	294,955
2.45%, 11/15/29	55,000	57,243
3.90%, 3/25/30	250,000	286,897
Intercontinental Exchange, Inc.
3.10%, 9/15/27	90,000	98,342
3.75%, 9/21/28	208,000	232,621
2.10%, 6/15/30	300,000	295,587
2.65%, 9/15/40	250,000	234,208
3.00%, 6/15/50	150,000	142,743
3.00%, 9/15/60	100,000	91,846
International Business Machines Corp.
3.30%, 1/27/27	150,000	165,278
1.70%, 5/15/27	100,000	101,641
3.50%, 5/15/29	350,000	386,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	$27,000	$30,829
5.00%, 9/26/48	50,000	62,270
International Paper Co.
5.15%, 5/15/46	250,000	322,317
4.40%, 8/15/47	33,000	39,476
4.35%, 8/15/48(b)	250,000	298,690
Interpublic Group of Cos., Inc. (The)
5.40%, 10/1/48	125,000	160,029
Interstate Power & Light Co.
4.10%, 9/26/28	250,000	285,662
6.25%, 7/15/39	10,000	13,917
3.70%, 9/15/46	100,000	108,007
ITC Holdings Corp.
3.25%, 6/30/26	75,000	81,596
Jabil, Inc.
3.95%, 1/12/28	209,000	232,535
Janus Capital Group, Inc.
4.88%, 8/1/25	2,000	2,276
JD.com, Inc.
3.38%, 1/14/30	250,000	262,815
Jefferies Group LLC
4.85%, 1/15/27	53,000	61,805
4.15%, 1/23/30	403,000	448,362
6.25%, 1/15/36	268,000	353,704
6.50%, 1/20/43	61,000	83,301
JetBlue Pass Through Trust
2.75%, 11/15/33, Series 2019-1, Class AA	94,843	95,788
JM Smucker Co. (The)
4.25%, 3/15/35	222,000	254,763
4.38%, 3/15/45	5,000	5,792
John Deere Capital Corp.
3.05%, 1/6/28	25,000	27,226
3.45%, 3/7/29	250,000	279,010
2.80%, 7/18/29(b)	175,000	187,294
2.45%, 1/9/30	45,000	46,793
Johns Hopkins Health System Corp. (The)
3.84%, 5/15/46	48,000	55,236
Johnson & Johnson
4.38%, 12/5/33	30,000	37,359
3.55%, 3/1/36	172,000	197,260
3.40%, 1/15/38	50,000	55,661
4.50%, 12/5/43	60,000	76,102
3.70%, 3/1/46	103,000	118,719
3.75%, 3/3/47	107,000	124,346
3.50%, 1/15/48	159,000	178,493
Johnson Controls International PLC
6.00%, 1/15/36	400,000	539,528
5.13%, 9/14/45	11,000	14,111
4.50%, 2/15/47	25,000	30,019
JPMorgan Chase & Co.
3.30%, 4/1/26	59,000	64,843
3.20%, 6/15/26	84,000	92,066
2.95%, 10/1/26	97,000	104,961
7.63%, 10/15/26	117,000	154,085
4.13%, 12/15/26	27,000	30,678
8.00%, 4/29/27	1,000	1,362
4.25%, 10/1/27	144,000	165,943
3.63%, 12/1/27	35,000	38,684
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.337% thereafter)(d)	129,000	143,856
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	268,000	295,861
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(d)	110,000	120,790
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.12% thereafter)(d)	490,000	553,087
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(d)	355,000	407,000
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.33% thereafter)(d)	211,000	244,735
2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(d)	350,000	356,062
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; Secured Overnight Financing Rate + 2.515% thereafter)(d)	400,000	415,012
1.95%, 2/4/32, (1.953% fixed rate until 2/4/31; Secured Overnight Financing Rate + 1.065% thereafter)(d)	500,000	479,225
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.25% thereafter)(d)	500,000	505,500
Juniper Networks, Inc.
2.00%, 12/10/30	50,000	47,152
Kaiser Foundation Hospitals
4.88%, 4/1/42	65,000	86,012
4.15%, 5/1/47	25,000	30,307
3.27%, 11/1/49, Series 2019	40,000	42,210
Kansas City Southern
2.88%, 11/15/29	200,000	208,822
4.70%, 5/1/48	125,000	151,644
Kellogg Co.
3.25%, 4/1/26	145,000	158,718
3.40%, 11/15/27	155,000	170,612
7.45%, 4/1/31, Series B	150,000	215,471
Kennametal, Inc.
4.63%, 6/15/28	240,000	270,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	$50,000	$53,317
3.43%, 6/15/27	90,000	99,320
4.60%, 5/25/28	170,000	198,417
3.20%, 5/1/30	550,000	587,856
5.09%, 5/25/48	125,000	160,444
KeyCorp
4.10%, 4/30/28	290,000	332,613
2.55%, 10/1/29	90,000	93,359
Kilroy Realty L.P.
4.25%, 8/15/29	150,000	167,498
3.05%, 2/15/30	120,000	123,838
Kimberly-Clark Corp.
3.20%, 4/25/29	117,000	128,707
Kimco Realty Corp.
2.80%, 10/1/26	112,000	119,200
3.70%, 10/1/49	250,000	260,315
Kinder Morgan Energy Partners L.P.
7.30%, 8/15/33	1,000	1,396
5.80%, 3/15/35	50,000	63,149
6.95%, 1/15/38	90,000	125,602
6.38%, 3/1/41	8,000	10,709
5.00%, 3/1/43	350,000	407,228
5.40%, 9/1/44	75,000	91,054
Kinder Morgan, Inc.
4.30%, 3/1/28	192,000	217,665
2.00%, 2/15/31	150,000	142,335
7.75%, 1/15/32	187,000	265,504
5.30%, 12/1/34	168,000	202,591
5.55%, 6/1/45	148,000	184,056
5.05%, 2/15/46	80,000	94,091
5.20%, 3/1/48	100,000	121,084
3.25%, 8/1/50	150,000	138,123
Kirby Corp.
4.20%, 3/1/28	30,000	33,451
KLA Corp.
3.30%, 3/1/50	250,000	249,622
Kohl’s Corp.
5.55%, 7/17/45	177,000	208,639
Kroger Co. (The)
2.65%, 10/15/26	55,000	58,596
3.70%, 8/1/27	295,000	330,105
5.40%, 7/15/40	50,000	63,962
5.00%, 4/15/42	66,000	81,259
5.15%, 8/1/43	25,000	31,432
4.45%, 2/1/47	51,000	58,445
4.65%, 1/15/48	69,000	81,419
5.40%, 1/15/49	250,000	327,532
L3Harris Technologies, Inc.
4.40%, 6/15/28	381,000	438,046
4.85%, 4/27/35	67,000	82,945
Laboratory Corp. of America Holdings
3.60%, 9/1/27	225,000	249,408
4.70%, 2/1/45	75,000	88,078
Lam Research Corp.
4.00%, 3/15/29	217,000	248,506
Las Vegas Sands Corp.
3.50%, 8/18/26	100,000	106,051
3.90%, 8/8/29	87,000	91,418
Lear Corp.
4.25%, 5/15/29	498,000	557,949
Leggett & Platt, Inc.
3.50%, 11/15/27	25,000	27,212
Leidos, Inc.
2.30%, 2/15/31(c)	350,000	336,801
Leland Stanford Junior University (The)
3.65%, 5/1/48	100,000	117,263
Lennar Corp.
5.25%, 6/1/26	56,000	64,892
LifeStorage L.P.
3.50%, 7/1/26	60,000	65,761
3.88%, 12/15/27	25,000	28,074
Lincoln National Corp.
3.80%, 3/1/28	38,000	42,420
3.05%, 1/15/30	200,000	210,916
4.35%, 3/1/48	303,000	347,299
Loews Corp.
3.75%, 4/1/26	5,000	5,573
Lowe’s Cos., Inc.
2.50%, 4/15/26	25,000	26,599
3.10%, 5/3/27	60,000	65,432
3.65%, 4/5/29	500,000	553,545
4.50%, 4/15/30	250,000	292,847
5.00%, 4/15/40	250,000	314,120
5.13%, 4/15/50	250,000	330,047
3.00%, 10/15/50	250,000	236,072
LYB International Finance B.V.
5.25%, 7/15/43	100,000	125,443
4.88%, 3/15/44	195,000	236,112
LYB International Finance III LLC
3.38%, 10/1/40	100,000	101,094
4.20%, 10/15/49	50,000	55,127
3.80%, 10/1/60	310,000	310,335
Magellan Midstream Partners L.P.
5.15%, 10/15/43	72,000	86,833
4.20%, 10/3/47	160,000	172,181
Marathon Oil Corp.
4.40%, 7/15/27	165,000	185,811
6.60%, 10/1/37	79,000	101,870
Marathon Petroleum Corp.
6.50%, 3/1/41	240,000	326,210
4.75%, 9/15/44	51,000	58,740
4.50%, 4/1/48	25,000	27,598
5.00%, 9/15/54	40,000	45,686
Markel Corp.
3.50%, 11/1/27	100,000	110,704
5.00%, 4/5/46	250,000	314,680
Marriott International, Inc.
3.13%, 6/15/26, Series R	100,000	106,415
4.63%, 6/15/30	250,000	282,922
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	71,000	82,896
2.25%, 11/15/30	250,000	251,117
Martin Marietta Materials, Inc.
3.45%, 6/1/27	25,000	27,503
4.25%, 12/15/47	180,000	205,306
Masco Corp.
1.50%, 2/15/28	500,000	487,030
Mass General Brigham, Inc.
3.34%, 7/1/60, Series 2020	50,000	52,807
Massachusetts Institute of Technology
2.99%, 7/1/50, Series F	70,000	74,362
5.60%, 7/1/2111	60,000	98,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Mastercard, Inc.
2.95%, 11/21/26	$50,000	$54,618
3.50%, 2/26/28	52,000	58,130
2.95%, 6/1/29(b)	145,000	156,893
1.90%, 3/15/31	250,000	248,785
McCormick & Co., Inc.
3.40%, 8/15/27	110,000	121,448
McDonald’s Corp.
3.80%, 4/1/28	328,000	369,194
2.63%, 9/1/29	100,000	104,241
2.13%, 3/1/30	150,000	149,864
3.60%, 7/1/30	250,000	277,272
4.70%, 12/9/35	81,000	98,744
6.30%, 3/1/38	18,000	25,340
4.88%, 7/15/40	150,000	186,635
3.70%, 2/15/42	150,000	162,585
4.60%, 5/26/45	92,000	110,428
4.88%, 12/9/45	88,000	109,904
4.45%, 3/1/47	69,000	81,566
4.45%, 9/1/48	40,000	47,668
3.63%, 9/1/49	250,000	264,625
McKesson Corp.
4.75%, 5/30/29	95,000	112,536
Medtronic Global Holdings SCA
3.35%, 4/1/27(b)	143,000	158,711
Memorial Health Services
3.45%, 11/1/49	97,000	103,427
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/52	65,000	80,109
4.20%, 7/1/55, Series 2015	35,000	42,906
Merck & Co., Inc.
3.40%, 3/7/29	288,000	320,841
Mercury General Corp.
4.40%, 3/15/27	160,000	181,653
MetLife, Inc.
6.40%, 12/15/66	140,000	178,396
Micron Technology, Inc.
5.33%, 2/6/29	337,000	403,581
Microsoft Corp.
3.50%, 2/12/35	250,000	283,147
3.45%, 8/8/36	100,000	112,413
4.10%, 2/6/37	250,000	300,522
3.50%, 11/15/42	75,000	83,719
3.70%, 8/8/46	25,000	28,791
4.25%, 2/6/47	20,000	24,838
2.53%, 6/1/50	42,000	39,336
2.92%, 3/17/52	92,000	92,668
3.95%, 8/8/56	94,000	112,923
4.50%, 2/6/57	25,000	33,280
2.68%, 6/1/60	38,000	35,604
3.04%, 3/17/62	32,000	32,330
Mid-America Apartments L.P.
3.60%, 6/1/27	125,000	138,829
3.95%, 3/15/29	340,000	381,711
1.70%, 2/15/31	100,000	93,523
MidAmerican Energy Co.
3.10%, 5/1/27	200,000	219,660
Molson Coors Beverage Co.
3.00%, 7/15/26	167,000	179,478
5.00%, 5/1/42	60,000	71,348
4.20%, 7/15/46	315,000	336,379
Mondelez International, Inc.
2.75%, 4/13/30	50,000	51,925
1.50%, 2/4/31(b)	500,000	466,405
1.88%, 10/15/32	25,000	23,806
2.63%, 9/4/50	150,000	133,934
Moody’s Corp.
3.25%, 1/15/28	33,000	35,815
5.25%, 7/15/44	250,000	328,177
Morgan Stanley
4.35%, 9/8/26	535,000	609,830
3.63%, 1/20/27	249,000	277,787
3.95%, 4/23/27	350,000	394,600
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(d)	163,000	180,519
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(d)	518,000	577,482
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(d)	275,000	319,646
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(d)	350,000	361,868
1.79%, 2/13/32, (1.794% fixed rate until 2/13/31; Secured Overnight Financing Rate + 1.034% thereafter)(d)	500,000	473,665
1.93%, 4/28/32, (1.928% fixed rate until 4/28/31; Secured Overnight Financing Rate + 1.02% thereafter)(d)	500,000	478,350
Mosaic Co. (The)
4.05%, 11/15/27	223,000	249,011
5.63%, 11/15/43	38,000	48,879
Motorola Solutions, Inc.
4.60%, 2/23/28	50,000	57,494
4.60%, 5/23/29	75,000	86,312
5.50%, 9/1/44	250,000	314,525
MPLX L.P.
4.25%, 12/1/27	50,000	56,715
4.00%, 3/15/28	280,000	311,032
4.80%, 2/15/29	60,000	69,689
2.65%, 8/15/30	200,000	199,520
5.20%, 3/1/47	35,000	41,486
5.20%, 12/1/47	275,000	324,888
4.70%, 4/15/48	500,000	560,440
Mylan, Inc.
4.55%, 4/15/28	166,000	190,022
Nasdaq, Inc.
1.65%, 1/15/31	650,000	607,906
National Fuel Gas Co.
3.95%, 9/15/27	150,000	162,737
4.75%, 9/1/28	65,000	72,906
National Retail Properties, Inc.
3.50%, 10/15/27	15,000	16,300
2.50%, 4/15/30	200,000	201,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/28	$100,000	$109,443
3.70%, 3/15/29	167,000	185,936
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; 3-month U.S. dollar London Interbank Offered Rate + 3.63% thereafter)(d)	150,000	163,821
Newmont Corp.
2.80%, 10/1/29	110,000	114,725
6.25%, 10/1/39	93,000	131,420
5.45%, 6/9/44	250,000	332,112
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29	327,000	358,814
2.75%, 11/1/29	500,000	522,505
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(d)	33,000	36,873
NIKE, Inc.
2.38%, 11/1/26	49,000	52,263
2.85%, 3/27/30	250,000	268,287
NiSource, Inc.
3.49%, 5/15/27	110,000	121,404
3.60%, 5/1/30	350,000	384,748
5.95%, 6/15/41	2,000	2,704
4.80%, 2/15/44	40,000	48,366
5.65%, 2/1/45	224,000	298,756
4.38%, 5/15/47	181,000	211,120
3.95%, 3/30/48	75,000	82,736
Nordstrom, Inc.
5.00%, 1/15/44	250,000	245,230
Norfolk Southern Corp.
2.90%, 6/15/26	38,000	41,112
3.15%, 6/1/27	100,000	109,213
3.80%, 8/1/28	149,000	167,747
4.84%, 10/1/41	120,000	150,482
3.95%, 10/1/42	250,000	279,757
3.94%, 11/1/47	71,000	79,019
3.05%, 5/15/50	250,000	241,170
3.16%, 5/15/55	40,000	38,735
4.10%, 5/15/2121	100,000	103,871
Northern Trust Corp.
3.15%, 5/3/29	181,000	197,744
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(d)	30,000	32,711
Northrop Grumman Corp.
3.20%, 2/1/27	100,000	109,209
3.25%, 1/15/28	100,000	108,529
5.05%, 11/15/40	26,000	33,246
4.75%, 6/1/43	60,000	74,952
5.25%, 5/1/50	372,000	505,626
Northrop Grumman Systems Corp.
7.75%, 2/15/31	170,000	245,512
Northwestern University
4.64%, 12/1/44	50,000	65,556
NOV, Inc.
3.95%, 12/1/42	105,000	101,882
NSTAR Electric Co.
3.20%, 5/15/27	150,000	164,505
Nucor Corp.
5.20%, 8/1/43	200,000	263,870
2.98%, 12/15/55(c)	27,000	25,237
NVIDIA Corp.
2.85%, 4/1/30	250,000	267,022
O’Reilly Automotive, Inc.
3.60%, 9/1/27	100,000	111,334
4.20%, 4/1/30	250,000	285,440
1.75%, 3/15/31	250,000	236,557
Oglethorpe Power Corp.
5.25%, 9/1/50	255,000	313,012
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	135,000	150,059
Old Republic International Corp.
3.88%, 8/26/26	110,000	123,377
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	90,000	100,294
4.75%, 1/15/28	60,000	67,228
3.63%, 10/1/29	100,000	105,716
Omnicom Group, Inc.
2.45%, 4/30/30	475,000	474,639
ONEOK Partners L.P.
6.20%, 9/15/43	25,000	31,680
ONEOK, Inc.
4.00%, 7/13/27	430,000	475,920
4.55%, 7/15/28	357,000	403,871
4.45%, 9/1/49	150,000	159,873
7.15%, 1/15/51	150,000	211,010
Oracle Corp.
2.65%, 7/15/26	125,000	132,456
2.80%, 4/1/27	310,000	330,091
3.25%, 11/15/27	414,000	451,115
2.30%, 3/25/28	275,000	281,611
2.95%, 4/1/30	600,000	626,172
2.88%, 3/25/31	600,000	615,924
3.80%, 11/15/37	400,000	427,712
3.60%, 4/1/40	500,000	512,345
5.38%, 7/15/40	250,000	313,987
3.65%, 3/25/41	400,000	408,524
4.00%, 11/15/47	500,000	525,645
3.60%, 4/1/50	400,000	396,372
3.95%, 3/25/51	500,000	521,935
3.85%, 4/1/60	300,000	302,733
4.10%, 3/25/61	150,000	157,875
Oshkosh Corp.
4.60%, 5/15/28	32,000	36,684
Otis Worldwide Corp.
2.29%, 4/5/27	200,000	208,312
2.57%, 2/15/30	478,000	489,257
Owens Corning
3.40%, 8/15/26	260,000	283,756
7.00%, 12/1/36	32,000	45,262
Pacific Gas and Electric Co.
3.30%, 3/15/27	150,000	155,124
2.10%, 8/1/27	50,000	48,292
4.55%, 7/1/30	250,000	263,602
2.50%, 2/1/31	400,000	371,012
4.50%, 7/1/40	432,000	424,803
4.60%, 6/15/43	540,000	529,459
4.95%, 7/1/50	350,000	355,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Packaging Corp. of America
3.00%, 12/15/29	$242,000	$255,547
Parker-Hannifin Corp.
3.25%, 3/1/27	100,000	109,437
3.25%, 6/14/29	422,000	457,313
PayPal Holdings, Inc.
2.65%, 10/1/26	79,000	84,690
2.85%, 10/1/29(b)	250,000	265,772
2.30%, 6/1/30	350,000	355,470
Pentair Finance Sarl
4.50%, 7/1/29	233,000	273,924
PepsiCo, Inc.
2.38%, 10/6/26	125,000	133,911
3.00%, 10/15/27	303,000	334,324
1.40%, 2/25/31(b)	250,000	238,265
Pfizer, Inc.
3.00%, 12/15/26	160,000	176,083
3.60%, 9/15/28	94,000	105,701
3.45%, 3/15/29	293,000	326,815
2.63%, 4/1/30	100,000	105,497
1.70%, 5/28/30	100,000	98,134
Philip Morris International, Inc.
3.13%, 8/17/27	35,000	38,382
3.13%, 3/2/28	73,000	78,812
3.38%, 8/15/29	50,000	54,629
1.75%, 11/1/30	250,000	238,435
Phillips 66
4.65%, 11/15/34	322,000	379,925
5.88%, 5/1/42	300,000	400,563
4.88%, 11/15/44	115,000	138,780
Phillips 66 Partners L.P.
3.75%, 3/1/28	245,000	266,533
4.90%, 10/1/46	100,000	115,398
Physicians Realty L.P.
3.95%, 1/15/28	25,000	27,150
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/29	578,000	632,812
Pioneer Natural Resources Co.
1.90%, 8/15/30	300,000	283,638
Plains All American Pipeline L.P.
4.50%, 12/15/26	171,000	191,682
3.55%, 12/15/29	50,000	51,961
6.65%, 1/15/37	250,000	311,565
4.70%, 6/15/44	47,000	48,012
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/26	250,000	267,420
3.45%, 4/23/29	235,000	260,740
2.55%, 1/22/30	350,000	363,758
PPG Industries, Inc.
2.80%, 8/15/29	82,000	86,203
PPL Capital Funding, Inc.
3.10%, 5/15/26	99,000	106,901
4.13%, 4/15/30	100,000	113,522
5.00%, 3/15/44	70,000	86,990
President & Fellows of Harvard College
3.15%, 7/15/46	116,000	125,459
2.52%, 10/15/50	125,000	120,284
Principal Financial Group, Inc.
3.10%, 11/15/26	25,000	27,186
3.70%, 5/15/29	21,000	23,344
Progressive Corp. (The)
2.45%, 1/15/27	25,000	26,626
6.63%, 3/1/29	105,000	137,943
Prologis L.P.
4.38%, 2/1/29	60,000	70,097
Prudential Financial, Inc.
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(b)(d)	283,000	306,226
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(b)(d)	150,000	174,032
Public Service Co. of Colorado
3.70%, 6/15/28	126,000	141,046
Public Service Electric & Gas Co.
2.25%, 9/15/26	29,000	30,605
3.00%, 5/15/27	35,000	38,094
3.20%, 5/15/29	270,000	295,045
Public Storage
3.09%, 9/15/27	90,000	98,457
PulteGroup, Inc.
6.00%, 2/15/35	350,000	450,446
QUALCOMM, Inc.
3.25%, 5/20/27	432,000	477,788
1.30%, 5/20/28	88,000	85,715
Quest Diagnostics, Inc.
3.45%, 6/1/26	61,000	67,274
2.95%, 6/30/30	405,000	423,525
Raymond James Financial, Inc.
4.95%, 7/15/46	155,000	197,389
Raytheon Technologies Corp.
3.50%, 3/15/27	190,000	210,511
3.13%, 5/4/27	208,000	226,899
7.20%, 8/15/27	21,000	27,644
4.13%, 11/16/28	588,000	671,619
7.50%, 9/15/29	78,000	108,133
2.25%, 7/1/30	325,000	325,221
6.13%, 7/15/38	123,000	171,746
4.45%, 11/16/38	152,000	179,246
5.70%, 4/15/40	125,000	168,823
4.88%, 10/15/40	250,000	311,202
4.15%, 5/15/45	119,000	136,013
3.75%, 11/1/46	106,000	115,003
4.35%, 4/15/47	27,000	31,907
4.05%, 5/4/47	25,000	28,356
4.63%, 11/16/48	45,000	55,870
3.13%, 7/1/50	250,000	247,352
Realty Income Corp.
4.13%, 10/15/26	95,000	107,946
3.00%, 1/15/27	146,000	157,581
3.65%, 1/15/28	136,000	150,227
Regency Centers L.P.
4.13%, 3/15/28	40,000	44,485
2.95%, 9/15/29	272,000	282,208
4.40%, 2/1/47	13,000	14,530
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	100,000	93,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Regions Financial Corp.
7.38%, 12/10/37	$50,000	$74,723
Reinsurance Group of America, Inc.
3.15%, 6/15/30	250,000	263,517
Republic Services, Inc.
3.95%, 5/15/28	90,000	101,507
1.45%, 2/15/31	250,000	230,723
1.75%, 2/15/32	250,000	234,263
Rockwell Automation, Inc.
3.50%, 3/1/29	68,000	75,923
Rohm & Haas Co.
7.85%, 7/15/29	116,000	157,928
Roper Technologies, Inc.
3.80%, 12/15/26(b)	90,000	100,941
1.40%, 9/15/27	99,000	97,404
2.00%, 6/30/30	400,000	387,608
Ross Stores, Inc.
1.88%, 4/15/31	250,000	238,405
Royalty Pharma PLC
2.20%, 9/2/30(c)	290,000	279,870
3.30%, 9/2/40(c)	250,000	243,467
RPM International, Inc.
3.75%, 3/15/27	73,000	80,549
4.55%, 3/1/29	100,000	113,887
S&P Global, Inc.
2.95%, 1/22/27	5,000	5,409
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	250,000	297,047
5.00%, 3/15/27	50,000	57,931
4.20%, 3/15/28	302,000	337,624
4.50%, 5/15/30	232,000	263,712
Sabra Health Care L.P.
3.90%, 10/15/29	265,000	276,612
salesforce.com, Inc.
3.70%, 4/11/28	100,000	113,317
Santander Holdings USA, Inc.
3.24%, 10/5/26	50,000	53,504
4.40%, 7/13/27	102,000	114,719
Sempra Energy
3.25%, 6/15/27	40,000	43,576
3.40%, 2/1/28	246,000	268,989
3.80%, 2/1/38	150,000	163,893
6.00%, 10/15/39	47,000	63,923
ServiceNow, Inc.
1.40%, 9/1/30	250,000	229,723
Sherwin-Williams Co. (The)
3.45%, 6/1/27	316,000	349,626
2.95%, 8/15/29	110,000	116,908
2.30%, 5/15/30	290,000	291,752
4.55%, 8/1/45	12,000	14,280
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	278,000	304,263
Simon Property Group L.P.
3.38%, 6/15/27	175,000	191,172
2.45%, 9/13/29	142,000	144,611
SITE Centers Corp.
4.70%, 6/1/27	30,000	33,452
Snap-on, Inc.
3.25%, 3/1/27(b)	150,000	164,039
Southern California Edison Co.
3.65%, 3/1/28, Series B	70,000	76,551
4.20%, 3/1/29, Series A	100,000	112,204
6.65%, 4/1/29	133,000	164,641
Southern California Gas Co.
4.30%, 1/15/49, Series VV	135,000	163,204
3.95%, 2/15/50, Series WW	76,000	87,342
Southern Co. (The)
3.25%, 7/1/26	64,000	69,615
3.70%, 4/30/30, Series A	100,000	109,688
4.25%, 7/1/36	257,000	295,491
4.40%, 7/1/46	250,000	286,950
Southern Co. Gas Capital Corp.
4.40%, 5/30/47	3,000	3,433
Southern Power Co.
5.25%, 7/15/43	15,000	17,836
4.95%, 12/15/46, Series F	160,000	186,562
Southwest Airlines Co.
5.13%, 6/15/27	225,000	263,621
3.45%, 11/16/27	100,000	108,056
Southwestern Electric Power Co.
2.75%, 10/1/26, Series K	110,000	117,204
4.10%, 9/15/28, Series M	229,000	258,239
3.85%, 2/1/48, Series L	250,000	267,212
Spectra Energy Partners L.P.
3.38%, 10/15/26	40,000	43,488
5.95%, 9/25/43	250,000	329,300
Spirit Airlines Pass Through Trust
4.10%, 10/1/29, Series A	119,691	123,950
Spirit Realty L.P.
3.40%, 1/15/30	150,000	157,730
Stanford Health Care
3.80%, 11/15/48, Series 2018	35,000	40,340
Stanley Black & Decker, Inc.
4.25%, 11/15/28	125,000	144,851
Starbucks Corp.
2.45%, 6/15/26	41,000	43,386
4.00%, 11/15/28	483,000	549,379
3.55%, 8/15/29	379,000	418,181
4.30%, 6/15/45	150,000	170,811
3.50%, 11/15/50	150,000	153,296
State Street Corp.
2.65%, 5/19/26	55,000	59,425
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(d)	310,000	325,295
Steel Dynamics, Inc.
3.45%, 4/15/30	24,000	26,003
3.25%, 1/15/31	50,000	53,261
Steelcase, Inc.
5.13%, 1/18/29	70,000	81,684
STORE Capital Corp.
4.50%, 3/15/28	30,000	33,647
4.63%, 3/15/29	25,000	28,297
Stryker Corp.
4.63%, 3/15/46	575,000	715,455
Synchrony Financial
3.70%, 8/4/26	99,000	108,525
3.95%, 12/1/27	223,000	246,696
Sysco Corp.
3.30%, 7/15/26	170,000	185,927
3.25%, 7/15/27	210,000	228,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
5.95%, 4/1/30	$240,000	$306,415
5.38%, 9/21/35	22,000	28,467
6.60%, 4/1/40	50,000	72,250
6.60%, 4/1/50	250,000	378,575
T-Mobile USA, Inc.
3.75%, 4/15/27	787,000	868,116
2.05%, 2/15/28	250,000	249,690
3.88%, 4/15/30	1,000,000	1,097,680
2.55%, 2/15/31	153,000	151,969
2.25%, 11/15/31	50,000	48,222
3.00%, 2/15/41	500,000	470,690
4.50%, 4/15/50	300,000	340,701
3.30%, 2/15/51	250,000	236,125
Tanger Properties L.P.
3.13%, 9/1/26	90,000	94,567
Tapestry, Inc.
4.13%, 7/15/27	84,000	92,056
Target Corp.
3.38%, 4/15/29	280,000	311,752
TC PipeLines L.P.
3.90%, 5/25/27	217,000	240,262
TD Ameritrade Holding Corp.
3.30%, 4/1/27	135,000	148,870
Texas Instruments, Inc.
2.90%, 11/3/27	65,000	70,958
2.25%, 9/4/29	100,000	102,700
Textron, Inc.
3.38%, 3/1/28(b)	450,000	483,426
Thermo Fisher Scientific, Inc.
2.95%, 9/19/26	42,000	45,502
3.20%, 8/15/27	590,000	646,026
2.60%, 10/1/29	110,000	114,239
4.10%, 8/15/47	40,000	46,698
Time Warner Cable LLC
6.55%, 5/1/37	401,000	534,681
7.30%, 7/1/38	50,000	70,939
6.75%, 6/15/39	77,000	105,660
4.50%, 9/15/42	500,000	540,845
Timken Co. (The)
4.50%, 12/15/28	256,000	283,008
TJX Cos., Inc. (The)
2.25%, 9/15/26(b)	80,000	84,615
1.60%, 5/15/31	150,000	142,469
Toyota Motor Credit Corp.
2.15%, 2/13/30	500,000	505,930
Trane Technologies Global Holding Co., Ltd.
3.75%, 8/21/28(b)	83,000	92,713
5.75%, 6/15/43	50,000	70,015
Trane Technologies Luxembourg Finance S.A.
3.80%, 3/21/29	140,000	156,684
Transatlantic Holdings, Inc.
8.00%, 11/30/39	30,000	45,813
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/28	295,000	331,887
3.95%, 5/15/50	250,000	266,077
Trimble, Inc.
4.90%, 6/15/28	120,000	138,767
Truist Bank
3.30%, 5/15/26	40,000	44,045
2.25%, 3/11/30	250,000	249,272
Trustees of Boston University
4.06%, 10/1/48, Series CC	50,000	60,027
Trustees of Princeton University (The)
5.70%, 3/1/39	90,000	128,815
Trustees of the University of Pennsylvania (The)
3.61%, 2/15/2119	50,000	53,913
TWDC Enterprises 18 Corp.
1.85%, 7/30/26	31,000	31,944
2.95%, 6/15/27	112,000	122,675
Tyson Foods, Inc.
4.35%, 3/1/29	385,000	445,961
4.88%, 8/15/34	126,000	155,379
4.55%, 6/2/47	50,000	59,622
5.10%, 9/28/48	54,000	69,793
U.S. Bancorp
3.10%, 4/27/26	25,000	27,331
3.15%, 4/27/27, Series X	339,000	371,788
3.00%, 7/30/29	175,000	187,408
UDR, Inc.
2.95%, 9/1/26	40,000	42,984
3.50%, 1/15/28	25,000	27,186
4.40%, 1/26/29	79,000	90,295
3.20%, 1/15/30	210,000	223,619
3.00%, 8/15/31	73,000	75,570
Union Pacific Corp.
3.00%, 4/15/27	241,000	262,206
3.95%, 9/10/28	100,000	114,101
3.60%, 9/15/37	300,000	327,795
4.05%, 3/1/46	99,000	110,952
4.00%, 4/15/47	65,000	72,695
4.50%, 9/10/48	159,000	190,894
3.25%, 2/5/50	350,000	351,106
3.80%, 10/1/51	85,000	93,044
3.88%, 2/1/55	30,000	32,578
2.97%, 9/16/62(c)	160,000	145,419
3.75%, 2/5/70	250,000	260,970
3.80%, 4/6/71(c)	405,000	423,488
United Airlines Pass Through Trust
4.30%, 2/15/27, Series A	301,658	316,900
4.00%, 10/11/27, Series A	44,859	46,616
3.75%, 3/3/28, Series A	11,738	12,380
3.45%, 1/7/30, Series A	24,460	24,833
United Parcel Service, Inc.
3.05%, 11/15/27(b)	49,000	54,372
3.40%, 3/15/29	150,000	167,337
UnitedHealth Group, Inc.
3.45%, 1/15/27	103,000	114,955
3.38%, 4/15/27	95,000	105,803
2.95%, 10/15/27	100,000	109,239
3.85%, 6/15/28	95,000	108,412
3.88%, 12/15/28	190,000	217,763
University of Chicago (The)
4.00%, 10/1/53	75,000	89,588
University of Notre Dame du Lac
3.39%, 2/15/48, Series 2017	12,000	13,579
University of Southern California
3.03%, 10/1/39	99,000	103,256
3.23%, 10/1/2120, Series A	50,000	47,998
Unum Group
5.75%, 8/15/42	122,000	147,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	$52,000	$57,583
5.25%, 6/15/46	50,000	59,248
Valero Energy Corp.
3.40%, 9/15/26	60,000	64,776
4.35%, 6/1/28	583,000	657,181
4.00%, 4/1/29	150,000	164,742
4.90%, 3/15/45(b)	23,000	27,331
Valero Energy Partners L.P.
4.38%, 12/15/26	162,000	184,388
4.50%, 3/15/28	50,000	56,610
Valmont Industries, Inc.
5.00%, 10/1/44	105,000	122,155
Ventas Realty L.P.
3.25%, 10/15/26	85,000	92,659
4.00%, 3/1/28	115,000	128,660
4.40%, 1/15/29	60,000	68,276
3.00%, 1/15/30	200,000	207,988
VEREIT Operating Partnership L.P.
4.88%, 6/1/26	45,000	52,029
3.95%, 8/15/27	195,000	218,790
3.10%, 12/15/29	450,000	474,741
Verisk Analytics, Inc.
5.50%, 6/15/45	25,000	32,831
Verizon Communications, Inc.
2.63%, 8/15/26	531,000	564,745
4.13%, 3/16/27	463,000	529,056
4.33%, 9/21/28	543,000	626,264
3.88%, 2/8/29	105,000	118,670
4.02%, 12/3/29	773,000	875,995
1.68%, 10/30/30	209,000	196,920
1.75%, 1/20/31	180,000	169,659
2.55%, 3/21/31	1,050,000	1,058,526
4.50%, 8/10/33	376,000	443,815
4.40%, 11/1/34	466,000	547,014
4.81%, 3/15/39	560,000	687,954
2.65%, 11/20/40	630,000	583,059
6.55%, 9/15/43	25,000	38,302
4.13%, 8/15/46	288,000	325,866
4.86%, 8/21/46	115,000	143,282
5.01%, 4/15/49	52,000	66,147
4.00%, 3/22/50	500,000	551,655
2.88%, 11/20/50	700,000	636,272
5.01%, 8/21/54	50,000	65,000
2.99%, 10/30/56	400,000	359,764
3.00%, 11/20/60	245,000	219,816
3.70%, 3/22/61	600,000	609,936
VF Corp.
2.80%, 4/23/27	110,000	117,768
2.95%, 4/23/30	100,000	104,905
ViacomCBS, Inc.
2.90%, 1/15/27	92,000	97,499
3.38%, 2/15/28	170,000	183,575
3.70%, 6/1/28	134,000	147,231
7.88%, 7/30/30	147,000	207,267
4.95%, 1/15/31	436,000	517,018
4.38%, 3/15/43	150,000	163,806
5.85%, 9/1/43	141,000	182,357
5.25%, 4/1/44	30,000	36,394
4.95%, 5/19/50(b)	150,000	179,151
Viatris, Inc.
2.70%, 6/22/30(c)	250,000	250,165
3.85%, 6/22/40(c)	150,000	155,538
4.00%, 6/22/50(c)	250,000	255,062
Virginia Electric & Power Co.
2.95%, 11/15/26, Series B	135,000	146,476
3.50%, 3/15/27, Series A	107,000	118,955
Visa, Inc.
4.15%, 12/14/35	95,000	114,339
4.30%, 12/14/45	42,000	51,870
3.65%, 9/15/47	80,000	90,402
VMware, Inc.
3.90%, 8/21/27	212,000	236,060
Vulcan Materials Co.
3.90%, 4/1/27	20,000	22,636
4.50%, 6/15/47	80,000	95,161
4.70%, 3/1/48	30,000	36,632
W.R. Berkley Corp.
4.75%, 8/1/44	8,000	9,737
4.00%, 5/12/50	250,000	276,757
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	200,000	218,770
3.20%, 4/15/30(b)	250,000	263,950
4.80%, 11/18/44	52,000	60,057
4.10%, 4/15/50	250,000	263,240
Walmart, Inc.
5.25%, 9/1/35	129,000	173,195
6.50%, 8/15/37	93,000	138,899
6.20%, 4/15/38	25,000	36,712
3.95%, 6/28/38	83,000	97,049
5.00%, 10/25/40	12,000	15,921
5.63%, 4/15/41	15,000	21,286
4.00%, 4/11/43	16,000	18,976
3.63%, 12/15/47	36,000	40,915
4.05%, 6/29/48	25,000	30,312
2.95%, 9/24/49	47,000	47,948
Walt Disney Co. (The)
3.38%, 11/15/26	65,000	71,917
2.00%, 9/1/29	200,000	199,514
3.80%, 3/22/30	50,000	56,328
2.65%, 1/13/31	250,000	258,842
Waste Connections, Inc.
3.50%, 5/1/29	75,000	81,884
Waste Management, Inc.
3.15%, 11/15/27	175,000	191,237
1.15%, 3/15/28	80,000	77,262
1.50%, 3/15/31	300,000	279,135
2.50%, 11/15/50	40,000	35,540
WEC Energy Group, Inc.
1.38%, 10/15/27	100,000	97,854
Wells Fargo & Co.
3.00%, 4/22/26	22,000	23,846
4.10%, 6/3/26	129,000	145,361
3.00%, 10/23/26	86,000	93,354
4.30%, 7/22/27	313,000	358,357
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	234,000	258,884
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(d)	500,000	520,365
4.15%, 1/24/29	684,000	783,139
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; Secured Overnight Financing Rate + 4.03% thereafter)(d)	350,000	408,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Welltower, Inc.
4.25%, 4/1/26(b)	$120,000	$135,900
4.25%, 4/15/28	75,000	85,037
4.13%, 3/15/29	150,000	168,275
3.10%, 1/15/30	364,000	380,806
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	70,000	75,434
4.95%, 9/15/28	293,000	338,254
Westlake Chemical Corp.
3.60%, 8/15/26	108,000	118,595
5.00%, 8/15/46	55,000	66,956
4.38%, 11/15/47	35,000	39,484
WestRock MWV LLC
8.20%, 1/15/30	36,000	50,609
Weyerhaeuser Co.
6.95%, 10/1/27	75,000	97,814
4.00%, 11/15/29	70,000	79,448
7.38%, 3/15/32	215,000	308,916
Williams Cos., Inc. (The)
3.75%, 6/15/27	214,000	237,810
8.75%, 3/15/32	45,000	67,612
6.30%, 4/15/40	55,000	72,955
5.75%, 6/24/44	102,000	129,904
5.10%, 9/15/45	300,000	358,587
Willis North America, Inc.
4.50%, 9/15/28	150,000	172,992
2.95%, 9/15/29	250,000	263,020
WRKCo, Inc.
4.00%, 3/15/28	85,000	95,753
4.90%, 3/15/29	162,000	192,835
Xcel Energy, Inc.
3.40%, 6/1/30	150,000	163,220
6.50%, 7/1/36	250,000	357,150
Xylem, Inc.
1.95%, 1/30/28	500,000	505,705
Zoetis, Inc.
3.00%, 9/12/27	236,000	254,937
3.90%, 8/20/28	111,000	125,457
4.70%, 2/1/43	25,000	31,097
3.95%, 9/12/47	25,000	28,565
4.45%, 8/20/48	100,000	122,959

TOTAL U.S. CORPORATE BONDS (Cost: $277,068,925)		284,074,328

FOREIGN CORPORATE BONDS - 4.7%

Australia - 0.1%
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	48,000	64,883
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(d)	415,000	463,036
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(d)	250,000	271,897
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(d)	250,000	243,068

Total Australia		1,042,884

Austria - 0.1%
Suzano Austria GmbH
6.00%, 1/15/29	250,000	296,128
5.00%, 1/15/30	250,000	280,800
3.75%, 1/15/31	250,000	259,470

Total Austria		836,398

Belgium - 0.6%
Anheuser-Busch Cos. LLC
4.70%, 2/1/36	300,000	358,833
4.90%, 2/1/46	590,000	712,620
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	175,000	198,860
4.75%, 1/23/29	662,000	782,292
4.90%, 1/23/31(b)	410,000	497,457
4.38%, 4/15/38	80,000	92,124
8.20%, 1/15/39	150,000	241,964
5.45%, 1/23/39	10,000	12,739
8.00%, 11/15/39	346,000	553,735
4.35%, 6/1/40	350,000	400,862
4.95%, 1/15/42	250,000	305,527
4.44%, 10/6/48	36,000	41,141
5.55%, 1/23/49	490,000	643,100
4.50%, 6/1/50	500,000	580,615
4.60%, 6/1/60	440,000	510,409

Total Belgium		5,932,278

Bermuda - 0.0%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	125,000	136,972
XLIT Ltd.
5.50%, 3/31/45	53,000	70,220

Total Bermuda		207,192

Brazil - 0.1%
Vale Overseas Ltd.
3.75%, 7/8/30	500,000	531,375
6.88%, 11/21/36	300,000	409,440

Total Brazil		940,815

Canada - 0.8%
Bank of Montreal
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	304,000	336,136
Barrick Gold Corp.
5.25%, 4/1/42	100,000	127,613
Barrick North America Finance LLC
5.75%, 5/1/43	82,000	110,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	$50,000	$67,942
Bell Canada
4.30%, 7/29/49	150,000	174,789
Brookfield Finance, Inc.
3.90%, 1/25/28	50,000	55,383
Canadian National Railway Co.
6.90%, 7/15/28	140,000	185,188
Canadian Natural Resources Ltd.
3.85%, 6/1/27	106,000	117,364
2.95%, 7/15/30	30,000	30,796
7.20%, 1/15/32	409,000	550,260
6.50%, 2/15/37	4,000	5,307
Canadian Pacific Railway Co.
4.00%, 6/1/28	46,000	51,944
7.13%, 10/15/31	313,000	442,773
4.80%, 9/15/35	45,000	55,202
Cenovus Energy, Inc.
5.25%, 6/15/37	500,000	574,020
Emera U.S. Finance L.P.
3.55%, 6/15/26	160,000	175,123
Enbridge, Inc.
4.25%, 12/1/26	15,000	16,957
3.70%, 7/15/27	150,000	165,645
3.13%, 11/15/29	107,000	113,260
4.00%, 11/15/49	150,000	159,462
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	150,000	170,466
Fortis, Inc.
3.06%, 10/4/26	220,000	236,982
Manulife Financial Corp.
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(d)	25,000	27,680
Nutrien Ltd.
4.20%, 4/1/29	182,000	208,212
4.13%, 3/15/35	55,000	62,105
5.88%, 12/1/36	60,000	80,229
5.25%, 1/15/45	350,000	450,474
Rogers Communications, Inc.
5.00%, 3/15/44	63,000	76,033
4.30%, 2/15/48	100,000	111,559
4.35%, 5/1/49	300,000	336,249
Suncor Energy, Inc.
7.15%, 2/1/32	122,000	168,510
5.95%, 12/1/34	191,000	246,581
5.95%, 5/15/35	36,000	46,616
6.80%, 5/15/38	18,000	25,293
6.50%, 6/15/38	250,000	344,212
Teck Resources Ltd.
6.13%, 10/1/35	215,000	270,332
TELUS Corp.
3.70%, 9/15/27	120,000	134,762
Thomson Reuters Corp.
5.65%, 11/23/43	90,000	117,555
Toronto-Dominion Bank (The)
3.63%, 9/15/31, (3.625% fixed rate until 9/15/26; 5-year U.S. dollar Swap Rate + 2.205% thereafter)(d)	137,000	152,302
TransCanada PipeLines Ltd.
4.25%, 5/15/28	152,000	173,578
4.63%, 3/1/34	640,000	748,333
4.75%, 5/15/38	210,000	246,236
6.10%, 6/1/40	50,000	67,222
5.10%, 3/15/49	97,000	123,168

Total Canada		8,140,824

Chile - 0.0%
Enel Chile S.A.
4.88%, 6/12/28	250,000	288,653
China - 0.1%
Alibaba Group Holding Ltd.
3.40%, 12/6/27	230,000	251,572
Baidu, Inc.
3.63%, 7/6/27(b)	200,000	220,228
CNOOC Finance 2013 Ltd.
2.88%, 9/30/29	300,000	305,535
NXP B.V.
4.30%, 6/18/29(c)	250,000	284,747
3.25%, 5/11/41(c)	250,000	251,585

Total China		1,313,667

Colombia - 0.1%
Ecopetrol S.A.
5.88%, 9/18/23	30,000	32,483
4.13%, 1/16/25	112,000	117,786
5.38%, 6/26/26	300,000	329,979
7.38%, 9/18/43	108,000	129,968
5.88%, 5/28/45	470,000	487,057

Total Colombia		1,097,273

France - 0.1%
AXA S.A.
8.60%, 12/15/30	200,000	304,442
Orange S.A.
9.00%, 3/1/31	234,000	365,384
5.38%, 1/13/42	50,000	66,171
5.50%, 2/6/44	250,000	339,847
Total Capital International S.A.
2.83%, 1/10/30	150,000	159,002
Veolia Environnement S.A.
6.75%, 6/1/38	33,000	47,148

Total France		1,281,994

Germany - 0.2%
Daimler Finance North America LLC
8.50%, 1/18/31	450,000	675,526
Deutsche Bank AG
4.10%, 1/13/26	75,000	82,648
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(d)	240,000	252,859
Deutsche Telekom International Finance B.V.
8.75%, 6/15/30	521,000	772,711
9.25%, 6/1/32	48,000	77,117

Total Germany		1,860,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Ireland - 0.0%
AerCap Ireland Capital DAC
3.65%, 7/21/27	$200,000	$212,882

Japan - 0.4%
Mitsubishi UFJ Financial Group, Inc.
3.29%, 7/25/27(b)	275,000	303,680
3.96%, 3/2/28	115,000	129,728
4.05%, 9/11/28	10,000	11,403
3.74%, 3/7/29	406,000	453,579
Mizuho Financial Group, Inc.
3.17%, 9/11/27	325,000	354,994
4.02%, 3/5/28	225,000	253,316
Nomura Holdings, Inc.
3.10%, 1/16/30	290,000	299,845
ORIX Corp.
3.70%, 7/18/27(b)	80,000	89,555
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/26	36,000	38,277
3.45%, 1/11/27(b)	153,000	168,679
3.36%, 7/12/27	8,000	8,799
3.54%, 1/17/28	150,000	165,116
3.94%, 7/19/28	379,000	426,447
4.31%, 10/16/28(b)	136,000	156,565
3.04%, 7/16/29	250,000	265,455
2.14%, 9/23/30	250,000	241,158
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28	366,000	437,868
2.05%, 3/31/30	350,000	342,104
3.18%, 7/9/50	250,000	241,298

Total Japan		4,387,866

Macau - 0.0%
Sands China Ltd.
5.40%, 8/8/28	450,000	517,397

Mexico - 0.1%
America Movil S.A.B. de C.V.
3.63%, 4/22/29	215,000	235,281
Grupo Televisa S.A.B.
6.63%, 1/15/40	50,000	67,382
5.25%, 5/24/49(b)	250,000	304,365

Total Mexico		607,028

Netherlands - 0.2%
Cooperatieve Rabobank UA
3.75%, 7/21/26	325,000	358,000
5.25%, 5/24/41	115,000	152,944
ING Groep N.V.
4.55%, 10/2/28	250,000	291,260
Koninklijke Ahold Delhaize N.V.
5.70%, 10/1/40(b)	40,000	54,094
NXP B.V.
3.40%, 5/1/30(c)	350,000	378,056
Shell International Finance B.V.
4.13%, 5/11/35	134,000	157,291
6.38%, 12/15/38	115,000	168,165
4.38%, 5/11/45	98,000	117,356
4.00%, 5/10/46	55,000	62,844
3.75%, 9/12/46	75,000	83,002
3.13%, 11/7/49	55,000	55,064

Total Netherlands		1,878,076

Norway - 0.2%
Equinor ASA
5.10%, 8/17/40	400,000	520,088
4.25%, 11/23/41	485,000	573,667
3.25%, 11/18/49	679,000	695,330
3.70%, 4/6/50	340,000	376,285

Total Norway		2,165,370

Peru - 0.1%
Southern Copper Corp.
6.75%, 4/16/40	35,000	48,502
5.25%, 11/8/42	250,000	303,697
5.88%, 4/23/45	150,000	197,070

Total Peru		549,269

Spain - 0.2%
Banco Santander S.A.
4.25%, 4/11/27	200,000	225,632
3.80%, 2/23/28	200,000	219,152
2.75%, 12/3/30	400,000	392,184
Telefonica Emisiones S.A.
4.10%, 3/8/27	500,000	563,505
7.05%, 6/20/36	195,000	275,032
5.52%, 3/1/49	400,000	500,080

Total Spain		2,175,585

Switzerland - 0.0%
Credit Suisse Group AG
4.55%, 4/17/26	100,000	113,375
Novartis Capital Corp.
4.40%, 5/6/44	45,000	56,006
4.00%, 11/20/45	50,000	59,022
2.75%, 8/14/50	25,000	24,228
Syngenta Finance N.V.
3.13%, 3/28/22	68,000	69,069
Tyco Electronics Group S.A.
3.13%, 8/15/27	120,000	129,987

Total Switzerland		451,687

United Kingdom - 1.3%
AstraZeneca PLC
3.13%, 6/12/27	457,000	500,232
1.38%, 8/6/30	250,000	234,688
6.45%, 9/15/37	250,000	365,250
4.00%, 9/18/42	205,000	236,621
4.38%, 8/17/48	20,000	24,323
Barclays PLC
4.84%, 5/9/28	240,000	270,374
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(d)	575,000	669,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; 3-month U.S. dollar London Interbank Offered Rate + 3.054% thereafter)(d)	$500,000	$575,890
2.65%, 6/24/31, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(d)	250,000	250,218
5.25%, 8/17/45	100,000	127,702
4.95%, 1/10/47	330,000	408,913
BAT Capital Corp.
4.70%, 4/2/27	95,000	107,179
3.56%, 8/15/27	755,000	804,603
4.39%, 8/15/37	500,000	520,665
3.73%, 9/25/40	350,000	330,617
3.98%, 9/25/50	250,000	234,073
BP Capital Markets PLC
3.28%, 9/19/27	156,000	171,329
3.72%, 11/28/28	125,000	139,735
British Telecommunications PLC
5.13%, 12/4/28	365,000	433,047
9.63%, 12/15/30	453,000	705,298
CNH Industrial N.V.
3.85%, 11/15/27	25,000	27,911
Diageo Capital PLC
2.00%, 4/29/30	250,000	247,983
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/28	111,000	126,440
HSBC Holdings PLC
4.38%, 11/23/26	432,000	488,808
1.59%, 5/24/27, (1.589% fixed rate until 5/24/26; Secured Overnight Financing Rate + 1.29% thereafter)(d)	400,000	402,204
4.04%, 3/13/28, (4.041% fixed rate until 3/13/27; 3-month U.S. dollar London Interbank Offered Rate + 1.546% thereafter)(d)	118,000	131,332
4.95%, 3/31/30	350,000	415,877
3.97%, 5/22/30, (3.973% fixed rate until 5/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.61% thereafter)(d)	415,000	459,193
Lloyds Banking Group PLC
4.55%, 8/16/28	225,000	261,117
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.21% thereafter)(d)	305,000	333,222
4.34%, 1/9/48	264,000	297,422
Natwest Group PLC
3.07%, 5/22/28, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(d)	250,000	264,010
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; 3-month U.S. dollar London Interbank Offered Rate + 1.754% thereafter)(d)	257,000	297,920
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; 3-month U.S. dollar London Interbank Offered Rate + 1.905% thereafter)(d)	200,000	234,826
3.03%, 11/28/35, (3.032% fixed rate until 8/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(d)	250,000	246,188
nVent Finance Sarl
4.55%, 4/15/28	84,000	91,826
RELX Capital, Inc.
4.00%, 3/18/29	46,000	51,705
Reynolds American, Inc.
5.70%, 8/15/35	125,000	148,706
6.15%, 9/15/43	220,000	267,568
5.85%, 8/15/45	134,000	156,604
Santander UK Group Holdings PLC
3.82%, 11/3/28, (3.823% fixed rate until 11/3/27; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(d)	200,000	220,958
Unilever Capital Corp.
2.90%, 5/5/27	120,000	130,606
3.50%, 3/22/28	245,000	273,721
Vodafone Group PLC
4.38%, 5/30/28	402,000	463,687
7.88%, 2/15/30	149,000	210,993
5.00%, 5/30/38	82,000	100,063
5.25%, 5/30/48	355,000	450,864
4.88%, 6/19/49	373,000	451,561
4.25%, 9/17/50	30,000	33,435

Total United Kingdom		14,396,525

TOTAL FOREIGN CORPORATE BONDS (Cost: $49,134,373)		50,284,524

FOREIGN GOVERNMENT AGENCIES - 0.2%

Canada - 0.0%
Hydro-Quebec
9.38%, 4/15/30, Series HK	10,000	15,780
Province of New Brunswick Canada
3.63%, 2/24/28	229,000	260,895

Total Canada		276,675

Germany - 0.0%
Kreditanstalt fuer Wiederaufbau
5.78%, 6/29/37(e)	377,000	269,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Japan - 0.2%
Japan Bank for International Cooperation
1.88%, 7/21/26	$250,000	$260,235
2.88%, 6/1/27	770,000	843,966
2.88%, 7/21/27	250,000	273,020
3.50%, 10/31/28	200,000	227,912
Japan International Cooperation Agency
2.13%, 10/20/26	250,000	263,425

Total Japan		1,868,558

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,275,499)		2,414,475

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%

Chile - 0.0%
Chile Government International Bond
3.24%, 2/6/28	318,000	345,180

Colombia - 0.2%
Colombia Government International Bond
4.50%, 1/28/26	550,000	600,897
3.88%, 4/25/27	570,000	604,023
3.13%, 4/15/31	700,000	675,199
7.38%, 9/18/37	162,000	210,456
5.63%, 2/26/44	200,000	221,150
5.20%, 5/15/49	200,000	213,240

Total Colombia		2,524,965

Hungary - 0.0%
Hungary Government International Bond
5.38%, 2/21/23	36,000	39,147
5.75%, 11/22/23	16,000	18,082
7.63%, 3/29/41	200,000	325,858

Total Hungary		383,087

Indonesia - 0.2%
Indonesia Government International Bond
4.45%, 2/11/24	205,000	225,061
3.50%, 1/11/28	200,000	218,722
4.10%, 4/24/28	460,000	518,710
2.85%, 2/14/30	240,000	249,871
3.85%, 10/15/30	300,000	334,521
4.35%, 1/11/48	250,000	278,010
5.35%, 2/11/49	200,000	254,628

Total Indonesia		2,079,523

Israel - 0.1%
Israel Government International Bond
2.88%, 3/16/26	400,000	432,744

Italy - 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	350,000	360,622
5.38%, 6/15/33	233,000	289,470

Total Italy		650,092

Mexico - 0.5%
Mexico Government International Bond
4.00%, 10/2/23	6,000	6,521
3.60%, 1/30/25	225,000	248,825
4.15%, 3/28/27	457,000	519,115
3.75%, 1/11/28	250,000	273,445
4.50%, 4/22/29	370,000	418,873
3.25%, 4/16/30	250,000	258,518
2.66%, 5/24/31	250,000	243,920
4.75%, 4/27/32	350,000	399,598
7.50%, 4/8/33, Series MTNA	105,000	147,329
6.75%, 9/27/34, Series MTNA	380,000	503,622
6.05%, 1/11/40	126,000	156,934
4.75%, 3/8/44	214,000	234,048
5.55%, 1/21/45	200,000	239,266
4.35%, 1/15/47	305,000	316,886
4.60%, 2/10/48	200,000	212,610
4.50%, 1/31/50	500,000	526,590
3.77%, 5/24/61	250,000	230,390
5.75%, 10/12/2110	260,000	305,682

Total Mexico		5,242,172

Panama - 0.2%
Panama Government International Bond
3.75%, 3/16/25	250,000	272,582
8.88%, 9/30/27	256,000	355,753
3.88%, 3/17/28	200,000	220,778
9.38%, 4/1/29	305,000	451,678
6.70%, 1/26/36	185,000	249,502
4.50%, 5/15/47	200,000	223,716
4.30%, 4/29/53	240,000	259,848
4.50%, 4/1/56	250,000	277,255

Total Panama		2,311,112

Peru - 0.2%
Peruvian Government International Bond
4.13%, 8/25/27	204,000	226,891
2.84%, 6/20/30	520,000	530,229
8.75%, 11/21/33	261,000	405,505
6.55%, 3/14/37	80,000	108,214
2.78%, 12/1/60	250,000	209,030

Total Peru		1,479,869

Philippines - 0.3%
Philippine Government International Bond
5.50%, 3/30/26	200,000	243,454
3.00%, 2/1/28	550,000	595,776
3.75%, 1/14/29	300,000	340,119
9.50%, 2/2/30	282,000	447,328
7.75%, 1/14/31	125,000	184,883
6.38%, 1/15/32	285,000	392,627
3.95%, 1/20/40	400,000	439,020
3.70%, 2/2/42	430,000	459,266

Total Philippines		3,102,473

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Poland - 0.0%
Republic of Poland Government International Bond
3.25%, 4/6/26	$158,000	$174,917
Uruguay - 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	135,000	155,125
4.38%, 1/23/31	290,000	337,293
7.63%, 3/21/36	30,000	45,652
4.13%, 11/20/45	60,000	69,116
5.10%, 6/18/50	350,000	443,968
4.98%, 4/20/55	140,000	175,435

Total Uruguay		1,226,589

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $19,509,573)		19,952,723

SUPRANATIONAL BONDS - 0.1%
European Investment Bank
4.88%, 2/15/36	100,000	135,530
Inter-American Development Bank
3.88%, 10/28/41	200,000	248,812
3.20%, 8/7/42	772,000	868,955
4.38%, 1/24/44	100,000	133,587
International Bank for Reconstruction & Development
4.75%, 2/15/35	55,000	72,699

TOTAL SUPRANATIONAL BONDS (Cost: $1,520,988)		1,459,583

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.6%

United States - 6.6%
Banc of America Commercial Mortgage Trust
3.17%, 7/15/49, Series 2016-UB10, Class A4	255,000	276,360
3.12%, 2/15/50, Series 2017-BNK3, Class A2	200,000	203,181
3.57%, 2/15/50, Series 2017-BNK3, Class A4	100,000	111,141
Bank
4.01%, 2/15/52, Series 2019-BN16, Class A4	350,000	400,218
3.02%, 6/15/60, Series 2017-BNK5, Class A3	500,000	528,095
3.39%, 6/15/60, Series 2017-BNK5, Class A5	190,000	209,333
4.23%, 9/15/60, Series 2018-BN14, Class A4^(d)	577,767	666,373
3.43%, 2/15/61, Series 2018-BN10, Class A4	10,000	10,973
4.26%, 5/15/61, Series 2018-BN12, Class A4^(d)	210,000	242,264
3.33%, 5/15/62, Series 2019-BN18, Class A3	300,000	326,090
2.76%, 9/15/62, Series 2019-BN20, Class A2	500,000	527,167
2.69%, 3/15/63, Series 2020-BN26, Class AS	440,000	455,404
Barclays Commercial Mortgage Trust
3.67%, 2/15/50, Series 2017-C1, Class A4	400,000	445,535
Benchmark Mortgage Trust
3.62%, 2/15/51, Series 2018-B2, Class A4	350,000	388,106
3.88%, 2/15/51, Series 2018-B2, Class A5^(d)	230,000	259,666
3.76%, 4/10/51, Series 2018-B3, Class A4	350,000	391,899
3.96%, 1/15/52, Series 2018-B8, Class A4	400,000	450,116
3.75%, 3/15/52, Series 2019-B9, Class A4	118,000	132,199
4.02%, 3/15/52, Series 2019-B9, Class A5	500,000	571,478
2.29%, 3/15/53, Series 2020-B17, Class A5	1,200,000	1,222,925
CD Mortgage Trust
2.46%, 8/10/49, Series 2016-CD1, Class A3	340,000	357,154
3.33%, 11/13/50, Series 2017-CD6, Class ASB	104,000	113,006
4.21%, 8/15/51, Series 2018-CD7, Class ASB	300,000	339,678
4.28%, 8/15/51, Series 2018-CD7, Class A4	250,000	289,342
CFCRE Commercial Mortgage Trust
3.87%, 1/10/48, Series 2016-C3, Class A3	200,000	222,195
3.69%, 5/10/58, Series 2016-C4, Class AM	500,000	543,462
Citigroup Commercial Mortgage Trust
2.94%, 4/10/48, Series 2015-GC29, Class A3	64,685	67,890
3.76%, 6/10/48, Series 2015-GC31, Class A4	340,116	374,842
3.62%, 2/10/49, Series 2016-GC36, Class A5	500,000	551,315
3.46%, 12/10/49, Series 2016-P6, Class A4	500,000	549,077
3.72%, 12/10/49, Series 2016-P6, Class A5^(d)	100,000	111,710
3.74%, 3/10/51, Series 2018-B2, Class A3	200,000	222,361
4.41%, 11/10/51, Series 2018-C6, Class A4	500,000	584,922
3.04%, 11/10/52, Series 2019-GC43, Class A4	380,000	409,489
2.87%, 8/10/56, Series 2019-GC41, Class A5	410,000	438,177
3.52%, 9/10/58, Series 2015-GC33, Class AAB	260,600	277,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Commercial Mortgage Trust
3.91%, 5/15/45, Series 2012-CR1, Class AM	$245,000	$251,754
3.92%, 8/10/46, Series 2013-CR10, Class A3	47,334	50,116
4.21%, 8/10/46, Series 2013-CR10, Class A4^(d)	195,000	209,506
3.78%, 4/10/47, Series 2014-CR16, Class A3	399,995	428,941
3.50%, 8/10/47, Series 2014-CR19, Class ASB	200,363	209,778
3.59%, 11/10/47, Series 2014-CR20, Class A4	500,000	541,747
3.08%, 2/10/48, Series 2015-DC1, Class A4	400,000	424,093
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	54,656
3.51%, 8/10/48, Series 2015-CR25, Class A3	524,241	566,002
3.76%, 8/10/48, Series 2015-CR25, Class A4	300,000	331,892
3.63%, 10/10/48, Series 2015-CR26, Class A4	218,000	239,886
4.26%, 8/10/50, Series 2013-CR11, Class A4	400,000	430,900
3.96%, 5/10/51, Series 2018-COR3, Class A2	400,000	445,909
4.23%, 5/10/51, Series 2018-COR3, Class A3	500,000	575,648
CSAIL Commercial Mortgage Trust
3.49%, 11/15/48, Series 2016-C5, Class A4	249,816	267,643
3.31%, 11/15/49, Series 2016-C7, Class ASB	197,487	209,371
3.79%, 4/15/50, Series 2015-C1, Class AS^(d)	82,000	87,952
3.46%, 11/15/50, Series 2017-CX10, Class A5^(d)	500,000	548,543
4.05%, 3/15/52, Series 2019-C15, Class A4	300,000	341,631
3.02%, 9/15/52, Series 2019-C17, Class A5	343,000	370,360
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.87%, 12/25/21, Series K017, Class A2	43,941	44,278
2.27%, 3/25/22, Series K019, Class A2	470,943	475,942
2.79%, 6/25/22, Series KS03, Class A2	550,000	559,613
2.51%, 11/25/22, Series K026, Class A2	250,000	257,178
2.62%, 3/25/23, Series K035, Class A1	37,982	38,409
3.30%, 4/25/23, Series K031, Class A2^(d)	370,000	389,532
3.46%, 8/25/23, Series K035, Class A2^(d)	775,000	823,521
3.06%, 11/25/23, Series K724, Class A2^(d)	400,000	422,940
3.06%, 8/25/24, Series K728, Class A2^(d)	500,000	536,392
2.49%, 11/25/24, Series K045, Class A1	142,933	145,607
2.67%, 12/25/24, Series K042, Class A2	160,000	170,981
3.06%, 12/25/24, Series K043, Class A2	199,000	215,251
3.02%, 1/25/25, Series K045, Class A2	55,000	59,350
3.16%, 5/25/25, Series KS03, Class A4^(d)	565,000	609,308
3.33%, 5/25/25, Series K047, Class A2^(d)	200,000	219,486
3.28%, 6/25/25, Series K048, Class A2^(d)	600,000	656,881
3.01%, 7/25/25, Series K049, Class A2	360,000	391,500
3.75%, 8/25/25, Series K733, Class A2	750,000	833,919
3.15%, 11/25/25, Series K052, Class A2	125,000	137,030
2.34%, 7/25/26, Series K058, Class A1	486,042	506,409
2.86%, 10/25/26, Series K065, Class A1	285,501	302,609
3.22%, 3/25/27, Series K064, Class A2	500,000	557,375
3.33%, 5/25/27, Series K065, Class AM	59,000	65,782
3.36%, 11/25/27, Series K071, Class AM^(d)	200,000	224,793
3.44%, 12/25/27, Series K072, Class A2	420,000	475,974
3.35%, 1/25/28, Series K073, Class A2	300,000	338,747
3.93%, 6/25/28, Series K079, Class A2	400,000	467,567
3.93%, 7/25/28, Series K080, Class A2^(d)	685,000	801,438
3.86%, 11/25/28, Series K086, Class A2^(d)	400,000	467,162
3.77%, 12/25/28, Series K087, Class A2	1,200,000	1,396,445
3.56%, 1/25/29, Series K089, Class A2	1,040,000	1,194,347
3.63%, 1/25/29, Series K089, Class AM^(d)	750,000	861,664
3.29%, 3/25/29, Series K153, Class A2^(d)	615,000	695,676
3.51%, 3/25/29, Series K091, Class A2	1,000,000	1,146,867
2.65%, 11/25/29, Series K103, Class A2	700,000	761,719
3.75%, 11/25/29, Series K155, Class A1	925,249	1,043,740
3.95%, 12/25/29, Series K159, Class A1	198,293	223,953
1.87%, 1/25/30, Series K105, Class A2	1,200,000	1,233,359
3.54%, 3/25/34, Series K-1511, Class A3	750,000	864,697
1.24%, 1/25/35, Series K-1516, Class A1	760,955	732,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.73%, 10/25/21, Series 2012-M1, Class A2	$142,333	$142,333
2.72%, 2/25/22, Series 2012-M2, Class A2	170,349	171,520
2.38%, 5/25/22, Series 2012-M13, Class A2	36,682	36,956
2.30%, 9/25/22, Series 2012-M14, Class A2^(d)	24,448	24,718
2.55%, 4/25/23, Series 2013-M14, Class APT^(d)	17,862	18,049
2.16%, 10/25/23, Series 2016-M7, Class AV2	453,929	463,171
3.33%, 10/25/23, Series 2013-M14, Class A2^(d)	67,468	71,708
3.49%, 1/25/24, Series 2014-M3, Class A2^(d)	65,690	69,869
3.10%, 7/25/24, Series 2014-M9, Class A2^(d)	530,145	565,750
2.58%, 3/25/26, Series 2016-M4, Class A2	268,000	285,714
2.14%, 5/25/26, Series 2016-M6, Class A1	134,445	138,791
2.00%, 6/25/26, Series 2016-M9, Class A1	346,048	355,499
2.50%, 9/25/26, Series 2016-M7, Class A2	177,312	183,645
2.42%, 10/25/26, Series 2017-M1, Class A2^(d)	448,255	479,106
3.14%, 11/25/27, Series 2017-M15, Class ATS2^(d)	500,000	535,966
3.05%, 3/25/28, Series 2018-M7, Class A2^(d)	615,000	685,529
3.33%, 6/25/28, Series 2018-M8, Class A2^(d)	80,000	90,760
3.37%, 7/25/28, Series 2018-M10, Class A2^(d)	650,000	739,554
3.30%, 8/1/28, Series 2019-M6, Class A1	450,802	493,542
3.56%, 9/25/28, Series 2019-M1, Class A2^(d)	400,000	460,471
3.45%, 1/1/29, Series 2019-M6, Class A2	710,000	810,746
3.16%, 4/25/29, Series 2017-M5, Class A2^(d)	64,000	71,891
2.44%, 10/25/29, Series 2020-M1, Class A2	400,000	427,356
2.99%, 2/25/30, Series 2018-M3, Class A1^(d)	734,674	792,631
3.70%, 9/25/30, Series 2018-M13, Class A2^(d)	300,000	350,167
2.94%, 7/25/39, Series 2016-M11, Class AL	336,076	345,966
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	91,175
4.00%, 4/10/47, Series 2014-GC20, Class A5	250,000	270,445
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	75,915
3.67%, 9/10/47, Series 2014-GC24, Class A4	298,317	313,318
3.93%, 9/10/47, Series 2014-GC24, Class A5	500,000	546,150
3.47%, 11/10/48, Series 2015-GS1, Class A2	350,000	370,589
2.85%, 10/10/49, Series 2016-GS3, Class A4	235,000	251,795
3.44%, 11/10/49, Series 2016-GS4, Class A4^(d)	265,000	292,077
3.43%, 5/10/50, Series 2017-GS6, Class A3	400,000	441,313
3.43%, 8/10/50, Series 2017-GS7, Class A4	170,000	187,618
3.70%, 2/10/52, Series 2019-GC38, Class A3	300,000	335,239
3.97%, 2/10/52, Series 2019-GC38, Class A4	300,000	342,060
JP Morgan Chase Commercial Mortgage Securities Trust
4.08%, 1/15/46, Series 2013-C13, Class AS^(d)	425,000	452,494
2.82%, 8/15/49, Series 2016-JP2, Class A4	200,000	213,912
2.87%, 8/15/49, Series 2016-JP3, Class A5	375,000	402,955
JPMBB Commercial Mortgage Securities Trust
3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	105,364
4.13%, 8/15/46, Series 2013-C14, Class A4^(d)	76,073	80,805
3.93%, 1/15/47, Series 2013-C17, Class A3	85,875	91,164
4.00%, 4/15/47, Series 2014-C19, Class A4	200,000	216,667
3.37%, 11/15/47, Series 2014-C24, Class A4A1	800,000	847,705
3.29%, 1/15/48, Series 2014-C26, Class ASB	103,892	108,421
3.34%, 5/15/48, Series 2015-C29, Class A3A1	225,233	237,364
JPMCC Commercial Mortgage Securities Trust
3.46%, 3/15/50, Series 2017-JP5, Class A4	400,000	440,063
JPMDB Commercial Mortgage Securities Trust
3.41%, 3/15/50, Series 2017-C5, Class A4	542,624	586,643
Morgan Stanley Bank of America Merrill Lynch Trust
3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	103,124
2.92%, 2/15/46, Series 2013-C7, Class A4	535,000	551,291
3.89%, 6/15/47, Series 2014-C16, Class A5	70,000	75,803
3.53%, 12/15/47, Series 2014-C19, Class A4	365,167	395,575
3.07%, 2/15/48, Series 2015-C20, Class ASB	188,290	194,833
3.25%, 2/15/48, Series 2015-C20, Class A4	200,000	215,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
3.08%, 3/15/48, Series 2015-C21, Class A3	$622,012	$651,884
3.04%, 4/15/48, Series 2015-C22, Class ASB	160,168	166,693
3.31%, 4/15/48, Series 2015-C22, Class A4	95,000	102,518
3.73%, 5/15/48, Series 2015-C24, Class A4	250,000	275,025
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	192,212
Morgan Stanley Capital I Trust
3.77%, 3/15/45, Series 2012-C4, Class AS	280,000	284,062
3.26%, 6/15/50, Series 2017-H1, Class A4	500,000	544,204
3.81%, 3/15/52, Series 2019-L2, Class A3	275,000	304,993
3.01%, 7/15/52, Series 2019-H7, Class A3	400,000	429,107
2.70%, 2/15/53, Series 2020-L4, Class A3	400,000	420,141
SG Commercial Mortgage Securities Trust
3.06%, 10/10/48, Series 2016-C5, Class A4	300,000	321,378
UBS Commercial Mortgage Trust
3.47%, 11/15/50, Series 2017-C5, Class A5	300,000	328,970
3.78%, 11/15/50, Series 2017-C5, Class AS^(d)	400,000	440,266
3.68%, 12/15/50, Series 2017-C7, Class A4	250,000	276,453
UBS-Citigroup Commercial Mortgage Trust
3.60%, 1/10/45, Series 2011-C1, Class A3	160,096	161,022
Wells Fargo Commercial Mortgage Trust
2.92%, 10/15/45, Series 2012-LC5, Class A3	176,445	180,693
2.91%, 2/15/48, Series 2015-C26, Class A3	445,609	472,759
3.17%, 2/15/48, Series 2015-C26, Class A4	200,000	215,438
3.64%, 6/15/48, Series 2015-C29, Class A4	250,000	274,852
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	110,688
2.92%, 11/15/49, Series 2016-NXS6, Class A4	265,000	284,717
3.45%, 7/15/50, Series 2017-C38, Class A5	200,000	220,663
3.82%, 8/15/50, Series 2014-LC16, Class A5	256,000	276,212
3.58%, 10/15/50, Series 2017-C40, Class A4	200,000	223,034
3.47%, 11/15/50, Series 2017-C41, Class A4	250,000	275,260
4.21%, 5/15/51, Series 2018-C44, Class A5	400,000	459,875
4.15%, 6/15/51, Series 2018-C45, Class ASB	395,000	444,554
3.73%, 5/15/52, Series 2019-C50, Class A5	500,000	562,633
2.73%, 2/15/53, Series 2020-C55, Class A5	450,000	473,520
3.64%, 1/15/59, Series 2016-NXS5, Class A6	320,000	354,362
3.12%, 1/15/60, Series 2017-RC1, Class A2	112,964	114,081
WFRBS Commercial Mortgage Trust
2.88%, 12/15/45, Series 2012-C10, Class A3	500,000	513,696
4.15%, 8/15/46, Series 2013-C15, Class A4^(d)	200,000	213,952
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	108,102
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	64,471
4.10%, 3/15/47, Series 2014-C19, Class A5	775,000	841,098
3.41%, 8/15/47, Series 2014-C21, Class A4	216,945	230,327
3.43%, 11/15/47, Series 2014-C25, Class A3	37,855	38,233
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	109,098

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $68,253,277)		70,817,056

MUNICIPAL BONDS - 1.1%

United States - 1.1%
Alameda County Joint Powers Authority
7.05%, 12/1/44	150,000	236,129
Bay Area Toll Authority
2.57%, 4/1/31	275,000	291,444
6.26%, 4/1/49	480,000	762,720
City of Houston, TX
3.96%, 3/1/47	450,000	529,067
Commonwealth of Massachusetts
2.81%, 9/1/43, Series D	150,000	152,923
Dallas Area Rapid Transit
6.00%, 12/1/44	175,000	260,751
5.02%, 12/1/48	130,000	180,554
Grand Parkway Transportation Corp.
5.18%, 10/1/42, Series E	250,000	336,522
Los Angeles County Public Works Financing Authority
7.62%, 8/1/40	100,000	159,728
Los Angeles Department of Water & Power Power System Revenue
6.57%, 7/1/45	70,000	112,154
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
4.05%, 7/1/26, Class B	100,000	111,289
Metropolitan Transportation Authority
7.34%, 11/15/39	275,000	438,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Principal Amount	Value
Municipal Electric Authority of Georgia
6.64%, 4/1/57	$216,000	$316,969
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	595,000	708,733
New York City Water & Sewer System
5.75%, 6/15/41	320,000	467,342
6.01%, 6/15/42	225,000	337,465
5.44%, 6/15/43	300,000	428,478
Ohio State University (The)
4.91%, 6/1/40	380,000	502,884
Port Authority of New York & New Jersey
5.65%, 11/1/40	130,000	178,138
4.46%, 10/1/62	200,000	253,302
Regional Transportation District Sales Tax Revenue
5.84%, 11/1/50, Series B	205,000	319,008
Sales Tax Securitization Corp.
4.64%, 1/1/40, Series A	100,000	119,390
3.82%, 1/1/48	480,000	516,136
San Jose Redevelopment Agency Successor Agency
3.38%, 8/1/34, Series A-T	60,000	64,502
State of California
7.55%, 4/1/39	335,000	555,281
7.60%, 11/1/40	325,000	550,184
State of Illinois
4.95%, 6/1/23	219,818	227,461
5.10%, 6/1/33	595,000	683,970
6.63%, 2/1/35	100,000	121,954
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/49	500,000	539,373
University of California
5.77%, 5/15/43	230,000	317,801
5.95%, 5/15/45	265,000	367,676
4.86%, 5/15/2112, Series AD	56,000	74,854
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 9/15/2119	120,000	117,038
University of Virginia
3.23%, 9/1/2119, Series A	150,000	135,749

TOTAL MUNICIPAL BONDS (Cost: $10,996,690)		11,475,235

ASSET-BACKED SECURITIES - 0.2%

United States - 0.2%
Ally Auto Receivables Trust
3.09%, 6/15/23, Series 2018-2, Class A4	285,000	288,361
American Express Credit Account Master Trust
3.18%, 4/15/24, Series 2018-8, Class A	100,000	100,873
2.67%, 11/15/24, Series 2019-2, Class A	205,000	209,508
Barclays Dryrock Issuance Trust
1.96%, 5/15/25, Series 2019-1, Class A	200,000	204,058
BMW Vehicle Owner Trust
2.51%, 6/25/24, Series 2018-A, Class A4	37,165	37,475
Citibank Credit Card Issuance Trust
3.21%, 12/7/24, Series 2018-A6, Class A6	350,000	366,110
GM Financial Consumer Automobile Receivables Trust
3.32%, 6/17/24, Series 2018-4, Class A4	74,000	76,730
Honda Auto Receivables Owner Trust
3.16%, 8/19/24, Series 2018-2, Class A4	140,000	141,494
Hyundai Auto Receivables Trust
2.79%, 7/15/22, Series 2018-A, Class A3	8,715	8,725
Synchrony Card Funding LLC
2.95%, 3/15/25, Series 2019-A1, Class A	140,000	143,086
2.34%, 6/15/25, Series 2019-A2, Class A	125,000	127,815
World Omni Auto Receivables Trust
3.33%, 4/15/24, Series 2018-D, Class A3	153,296	155,555
3.04%, 5/15/24, Series 2019-A, Class A3	68,294	69,320

TOTAL ASSET-BACKED SECURITIES (Cost: $1,910,415)		1,929,110

REPURCHASE AGREEMENT - 7.8%

United States - 7.8%
Citigroup, Inc., tri-party repurchase agreement dated 5/28/21 (tri-party custodian: The Bank of New York Mellon Corp.), 0.01% due 6/1/21; Proceeds at maturity - $83,450,093 (fully collateralized by Fannie Mae Pool, 2.00% - 4.50% due 3/1/51, Freddie Mac Pool, 2.00% - 4.00% due 3/1/51; Market value including accrued interest - $87,622,624) (Cost: $83,450,000)	83,450,000	83,450,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

Investments in Long Securities	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%(f) (Cost: $4,869,188)	4,869,188	$4,869,188

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 110.8% (Cost: $1,182,378,682)		1,187,538,382

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (3.2)%

Federal National Mortgage Association - (0.2)%
3.50%, 6/1/25(a)	$(1,950,000)	(2,084,833)

Uniform Mortgage-Backed Securities - (3.0)%
4.00%, 6/1/36(a)	(1,000,000)	(1,064,663)
1.50%, 6/1/36(a)	(2,400,000)	(2,430,588)
2.00%, 6/1/36(a)	(5,600,000)	(5,787,930)
2.50%, 6/1/36(a)	(11,375,000)	(11,879,973)
3.00%, 6/1/36(a)	(5,800,000)	(6,111,917)
3.50%, 6/1/51(a)	(3,075,000)	(3,248,403)
4.00%, 6/1/51(a)	(1,150,000)	(1,229,677)

Total Uniform Mortgage-Backed Securities		(31,753,151)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $33,832,425)		(33,837,984)
Other Assets less Liabilities - (7.6)%		(81,484,127)

NET ASSETS - 100.0%		$1,072,216,271

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security. TBA securities are non-income producing. As of May 31, 2021, the Fund posted $253,000 of cash collateral for TBA securities.
(b)

Security, or portion thereof, was on loan at May 31, 2021. At May 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,127,707 and the total market value of the collateral held by the Fund was $6,293,780. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,424,592.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown reflects the accrual rate as of May 31, 2021 on securities with variable or step rates.
(e)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2021.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$467,264,425	$—	$467,264,425
U.S. Government Obligations	—	189,547,735	—	189,547,735
U.S. Corporate Bonds	—	284,074,328	—	284,074,328
Foreign Corporate Bonds	—	50,284,524	—	50,284,524
Foreign Government Agencies	—	2,414,475	—	2,414,475
Foreign Government Obligations	—	19,952,723	—	19,952,723
Supranational Bonds	—	1,459,583	—	1,459,583
Commercial Mortgage-Backed Securities	—	70,817,056	—	70,817,056
Municipal Bonds	—	11,475,235	—	11,475,235
Asset-Backed Securities	—	1,929,110	—	1,929,110
Repurchase Agreement	—	83,450,000	—	83,450,000
Investment of Cash Collateral for Securities Loaned	—	4,869,188	—	4,869,188

Total Investments in Securities	$—	$1,187,538,382	$—	$1,187,538,382

Liabilities:
Investments in Securities Sold Short
U.S. Government Agencies	$—	$(33,837,984)	$—	$(33,837,984)

Total - Net	$—	$1,153,700,398	$—	$1,153,700,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 22.3%

Federal Home Loan Bank - 1.0%
3.63%, 6/11/21	$100,000	$100,097
0.03%, 8/4/21(a)	1,500,000	1,500,000
0.38%, 9/4/25	200,000	198,002

Total Federal Home Loan Bank		1,798,099

Federal Home Loan Mortgage Corporation - 2.1%
0.38%, 4/20/23	3,500,000	3,515,365
0.38%, 7/21/25	200,000	198,294

Total Federal Home Loan Mortgage Corporation		3,713,659

Federal National Mortgage Association - 1.2%
2.63%, 9/6/24	1,850,000	1,989,416
1.63%, 1/7/25	175,000	182,338

Total Federal National Mortgage Association		2,171,754

Tennessee Valley Authority - 0.0%
0.75%, 5/15/25	86,000	86,637

Uniform Mortgage-Backed Securities - 18.0%
2.50%, 6/17/36(b)	4,165,000	4,349,898
2.00%, 7/19/36(b)	27,013,000	27,875,944

Total Uniform Mortgage-Backed Securities		32,225,842

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $39,902,371)		39,995,991

U.S. GOVERNMENT OBLIGATIONS - 55.1%

U.S. Treasury Bills - 24.7%
0.02%, 9/14/21*	5,000,000	4,999,854
0.03%, 11/26/21*	39,200,000	39,194,670

Total U.S. Treasury Bills		44,194,524

U.S. Treasury Bonds - 0.4%
7.63%, 11/15/22	106,000	117,596
6.88%, 8/15/25	500,000	630,547

Total U.S. Treasury Bonds		748,143

U.S. Treasury Notes - 30.0%
1.75%, 9/30/22	1,429,000	1,460,566
1.63%, 11/15/22	2,215,000	2,264,232
1.63%, 12/15/22	840,000	859,704
0.25%, 4/15/23	1,230,000	1,232,835
0.13%, 5/15/23	490,000	489,923
2.63%, 6/30/23	232,800	244,804
0.13%, 7/15/23	2,580,000	2,578,387
0.13%, 8/15/23	3,380,000	3,377,095
2.75%, 8/31/23	859,200	908,940
2.13%, 3/31/24	735,000	773,731
2.00%, 5/31/24	1,000,000	1,050,742
1.25%, 8/31/24	4,692,000	4,827,445
1.50%, 9/30/24	5,370,000	5,569,697
1.50%, 10/31/24	1,535,000	1,592,083
1.50%, 11/30/24	400,000	415,000
1.75%, 12/31/24	13,804,000	14,447,827
1.13%, 2/28/25	238,000	243,662
0.25%, 5/31/25	990,000	978,282
2.88%, 5/31/25	552,000	603,125
0.25%, 6/30/25	1,000,000	987,266
0.25%, 8/31/25	500,000	492,266
0.38%, 1/31/26	220,000	216,520
0.75%, 3/31/26	2,200,000	2,199,570
0.75%, 4/30/26	6,000,000	5,994,375

Total U.S. Treasury Notes		53,808,077

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $98,619,326)		98,750,744

U.S. CORPORATE BONDS - 25.4%

United States - 25.4%
3M Co.
2.25%, 3/15/23	113,000	116,946
Abbott Laboratories
3.88%, 9/15/25	1,209,000	1,353,754
AbbVie, Inc.
2.90%, 11/6/22	449,000	465,344
3.85%, 6/15/24	5,000	5,445
3.60%, 5/14/25	35,000	38,315
Adobe, Inc.
1.90%, 2/1/25	322,000	336,393
3.25%, 2/1/25	187,000	203,250
Aetna, Inc.
3.50%, 11/15/24	27,000	29,372
Affiliated Managers Group, Inc.
4.25%, 2/15/24	25,000	27,362
Aflac, Inc.
3.25%, 3/17/25	200,000	216,952
Air Lease Corp.
2.25%, 1/15/23	200,000	205,524
3.00%, 9/15/23	50,000	52,414
Air Products and Chemicals, Inc.
1.50%, 10/15/25	254,000	260,701
Ally Financial, Inc.
1.45%, 10/2/23	270,000	274,347
Amazon.com, Inc.
0.80%, 6/3/25	50,000	50,270
American Express Co.
3.00%, 10/30/24	76,000	82,197
3.63%, 12/5/24	226,000	248,030
American Honda Finance Corp.
2.40%, 6/27/24	50,000	52,874
2.15%, 9/10/24	150,000	157,494
1.20%, 7/8/25	200,000	202,900
1.00%, 9/10/25	111,000	111,456
American International Group, Inc.
4.13%, 2/15/24	42,000	45,949
American Tower Corp.
3.50%, 1/31/23	358,000	376,151
Ameriprise Financial, Inc.
3.70%, 10/15/24	47,000	51,693
3.00%, 4/2/25	50,000	53,794
AmerisourceBergen Corp.
3.25%, 3/1/25	50,000	53,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2021

Investments	Principal Amount	Value
Amgen, Inc.
3.63%, 5/22/24	$149,000	$161,684
Amphenol Corp.
3.20%, 4/1/24	50,000	53,316
Anthem, Inc.
3.30%, 1/15/23	219,000	229,400
Appalachian Power Co.
3.40%, 6/1/25	52,000	56,413
Ares Capital Corp.
3.50%, 2/10/23	90,000	93,685
3.88%, 1/15/26	30,000	32,194
Assurant, Inc.
4.20%, 9/27/23	64,000	69,029
AT&T, Inc.
4.45%, 4/1/24	216,000	237,663
AutoZone, Inc.
3.63%, 4/15/25	250,000	274,505
AvalonBay Communities, Inc.
3.45%, 6/1/25	101,000	110,666
Bank of America Corp.
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(c)	150,000	156,133
4.13%, 1/22/24	72,000	78,934
3.55%, 3/5/24, (3.55% fixed rate until 3/5/23; 3-month U.S. dollar London Interbank Offered Rate + 0.78% thereafter)(c)	157,000	165,637
4.00%, 4/1/24	117,000	128,596
3.88%, 8/1/25	250,000	280,165
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(c)	207,000	222,171
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(c)	200,000	217,328
2.02%, 2/13/26, (2.015% fixed rate until 2/13/25; 3-month U.S. dollar London Interbank Offered Rate + 0.64% thereafter)(c)	396,000	411,345
3.50%, 4/19/26	81,000	89,821
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(c)	30,000	30,268
Bank of New York Mellon Corp. (The)
2.95%, 1/29/23	111,000	115,801
3.40%, 5/15/24	4,000	4,338
3.00%, 2/24/25, Series G	50,000	54,193
1.60%, 4/24/25	50,000	51,569
Becton Dickinson and Co.
2.89%, 6/6/22	70,000	71,700
Berkshire Hathaway Energy Co.
3.50%, 2/1/25	200,000	217,340
4.05%, 4/15/25	187,000	208,746
BGC Partners, Inc.
5.38%, 7/24/23	231,000	250,404
Biogen, Inc.
3.63%, 9/15/22	50,000	52,103
Black Hills Corp.
4.25%, 11/30/23	121,000	130,782
BlackRock, Inc.
3.50%, 3/18/24	34,000	37,043
Blackstone Secured Lending Fund
3.65%, 7/14/23(d)	120,000	125,608
Block Financial LLC
5.50%, 11/1/22	43,000	44,920
Boardwalk Pipelines L.P.
4.95%, 12/15/24	67,000	75,386
Boeing Co. (The)
1.88%, 6/15/23	200,000	204,440
2.75%, 2/1/26	407,000	424,827
BP Capital Markets America, Inc.
3.22%, 11/28/23	200,000	213,112
3.19%, 4/6/25	200,000	216,900
3.80%, 9/21/25	136,000	151,825
Bristol-Myers Squibb Co.
2.90%, 7/26/24	675,000	724,086
Broadcom, Inc.
3.15%, 11/15/25	107,000	115,112
4.25%, 4/15/26	125,000	140,291
3.46%, 9/15/26	100,000	108,842
Brown-Forman Corp.
3.50%, 4/15/25	316,000	345,546
Campbell Soup Co.
3.65%, 3/15/23	35,000	36,935
Capital One Financial Corp.
3.50%, 6/15/23	498,000	529,190
Cardinal Health, Inc.
2.62%, 6/15/22	136,000	138,870
Caterpillar Financial Services Corp.
2.15%, 11/8/24	74,000	78,031
Caterpillar, Inc.
3.40%, 5/15/24	81,000	87,700
Charles Schwab Corp. (The)
3.00%, 3/10/25	111,000	119,487
4.20%, 3/24/25	452,000	506,841
3.85%, 5/21/25	50,000	55,639
Charter Communications Operating LLC
4.50%, 2/1/24	36,000	39,362
Chubb INA Holdings, Inc.
3.15%, 3/15/25	47,000	51,184
Cigna Corp.
3.75%, 7/15/23	62,000	66,240
4.13%, 11/15/25	70,000	78,960
Cisco Systems, Inc.
3.63%, 3/4/24	211,000	230,005
3.50%, 6/15/25	200,000	221,844
Citigroup, Inc.
3.50%, 5/15/23	680,000	720,426
3.88%, 10/25/23	110,000	119,396
3.75%, 6/16/24	50,000	54,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2021

Investments	Principal Amount	Value
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month U.S. dollar London Interbank Offered Rate + 0.897% thereafter)(c)	$95,000	$102,126
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(c)	257,000	276,275
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(c)	251,000	248,417
Citrix Systems, Inc.
1.25%, 3/1/26	25,000	24,718
CNH Industrial Capital LLC
4.38%, 4/5/22	50,000	51,613
Coca-Cola Co. (The)
1.75%, 9/6/24	100,000	104,526
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	250,000	282,282
Comcast Corp.
3.60%, 3/1/24	50,000	54,360
3.38%, 2/15/25	50,000	54,630
3.10%, 4/1/25	400,000	434,012
3.38%, 8/15/25	178,000	195,371
3.95%, 10/15/25	106,000	119,172
Comerica, Inc.
3.70%, 7/31/23	83,000	88,690
Constellation Brands, Inc.
4.25%, 5/1/23	72,000	77,130
Costco Wholesale Corp.
2.75%, 5/18/24	42,000	44,813
Crown Castle International Corp.
3.20%, 9/1/24	48,000	51,495
Cummins, Inc.
0.75%, 9/1/25	200,000	199,148
CVS Health Corp.
4.75%, 12/1/22	8,000	8,425
3.70%, 3/9/23	33,000	34,885
D.R. Horton, Inc.
5.75%, 8/15/23	140,000	154,011
Dell International LLC
5.85%, 7/15/25(d)	5,000	5,871
Devon Energy Corp.
5.85%, 12/15/25	10,000	11,843
Discover Financial Services
3.85%, 11/21/22	50,000	52,541
Discovery Communications LLC
2.95%, 3/20/23	50,000	52,097
Dollar General Corp.
3.25%, 4/15/23	40,000	41,846
Dominion Energy, Inc.
2.00%, 8/15/21, Series C	33,000	33,072
3.07%, 8/15/24	16,000	17,069
3.90%, 10/1/25	40,000	44,468
Dow Chemical Co. (The)
4.55%, 11/30/25	30,000	34,275
E*TRADE Financial Corp.
2.95%, 8/24/22	50,000	51,490
Edison International
2.40%, 9/15/22	100,000	102,105
EI du Pont de Nemours and Co.
1.70%, 7/15/25	175,000	180,241
Eli Lilly & Co.
2.75%, 6/1/25	127,000	136,415
Enable Midstream Partners L.P.
3.90%, 5/15/24	8,000	8,568
Energy Transfer L.P.
5.20%, 2/1/22	79,000	80,541
Entergy Arkansas LLC
3.70%, 6/1/24	20,000	21,685
Entergy Gulf States Louisiana LLC
5.59%, 10/1/24	107,000	123,983
Enterprise Products Operating LLC
3.35%, 3/15/23	50,000	52,258
ERP Operating L.P.
3.38%, 6/1/25	77,000	83,745
Estee Lauder Cos., Inc. (The)
2.00%, 12/1/24	50,000	52,704
Evergy Metro, Inc.
3.65%, 8/15/25	200,000	219,990
FNB Corp.
2.20%, 2/24/23	50,000	50,968
Fox Corp.
4.03%, 1/25/24	29,000	31,541
Franklin Resources, Inc.
2.85%, 3/30/25	200,000	214,476
FS KKR Capital Corp.
3.40%, 1/15/26	55,000	56,847
General Dynamics Corp.
3.25%, 4/1/25	150,000	163,281
3.50%, 5/15/25	200,000	220,270
General Electric Co.
2.70%, 10/9/22	50,000	51,592
General Mills, Inc.
3.70%, 10/17/23	84,000	90,403
General Motors Co.
6.13%, 10/1/25	99,000	117,788
General Motors Financial Co., Inc.
3.45%, 1/14/22	155,000	157,556
3.45%, 4/10/22	80,000	81,696
3.15%, 6/30/22	161,000	165,289
Georgia Power Co.
2.20%, 9/15/24, Series A	235,000	245,751
Georgia-Pacific LLC
8.00%, 1/15/24	66,000	78,706
Gilead Sciences, Inc.
3.25%, 9/1/22	111,000	114,589
3.70%, 4/1/24	118,000	127,511
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/24	307,000	335,778
3.85%, 7/8/24	50,000	54,427
3.50%, 1/23/25	164,000	178,165
3.50%, 4/1/25	200,000	218,212
3.75%, 5/22/25	250,000	275,357
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(c)	680,000	673,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2021

Investments	Principal Amount	Value
Harley-Davidson, Inc.
3.50%, 7/28/25	$17,000	$18,274
Hasbro, Inc.
3.00%, 11/19/24	124,000	132,399
Hershey Co. (The)
0.90%, 6/1/25	254,000	255,407
Hess Corp.
3.50%, 7/15/24	135,000	143,919
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	72,000	75,432
2.25%, 4/1/23	100,000	103,125
Host Hotels & Resorts L.P.
3.75%, 10/15/23, Series D	120,000	126,847
Humana, Inc.
3.15%, 12/1/22	50,000	51,723
Intel Corp.
3.40%, 3/25/25	65,000	71,384
3.70%, 7/29/25	50,000	55,554
Intercontinental Exchange, Inc.
0.70%, 6/15/23	260,000	261,856
International Business Machines Corp.
3.00%, 5/15/24	487,000	522,473
Intuit, Inc.
0.95%, 7/15/25	291,000	292,667
Invesco Finance PLC
4.00%, 1/30/24	118,000	128,574
Jabil, Inc.
4.70%, 9/15/22	2,000	2,112
Jefferies Financial Group, Inc.
5.50%, 10/18/23	180,000	194,080
John Deere Capital Corp.
2.05%, 1/9/25	200,000	209,830
3.45%, 3/13/25	200,000	220,198
JPMorgan Chase & Co.
3.63%, 5/13/24	169,000	184,572
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(c)	100,000	106,959
3.88%, 9/10/24	889,000	974,922
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(c)	170,000	184,329
3.13%, 1/23/25	200,000	215,890
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(c)	29,000	30,980
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; Secured Overnight Financing Rate + 1.585% thereafter)(c)	34,000	35,285
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(c)	310,000	322,183
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month U.S. dollar London Interbank Offered Rate + 1.245% thereafter)(c)	109,000	122,048
KeyBank NA
3.30%, 6/1/25	250,000	274,487
Kilroy Realty L.P.
3.45%, 12/15/24	249,000	267,498
Kinder Morgan Energy Partners L.P.
4.15%, 2/1/24	47,000	50,981
Kroger Co. (The)
3.85%, 8/1/23	50,000	53,326
Lam Research Corp.
3.80%, 3/15/25	49,000	54,186
Leidos, Inc.
2.95%, 5/15/23(d)	133,000	138,817
Lennar Corp.
4.75%, 11/15/22	160,000	168,074
Lockheed Martin Corp.
3.10%, 1/15/23	75,000	78,103
2.90%, 3/1/25	100,000	107,806
M&T Bank Corp.
3.55%, 7/26/23	150,000	160,105
Marvell Technology, Inc.
4.20%, 6/22/23(d)	120,000	128,166
Mastercard, Inc.
2.00%, 3/3/25	50,000	52,482
McDonald’s Corp.
2.63%, 1/15/22	93,000	94,403
MetLife, Inc.
3.00%, 3/1/25	124,000	133,983
Microsoft Corp.
3.63%, 12/15/23	138,000	148,819
Morgan Stanley
4.88%, 11/1/22	258,000	274,030
3.75%, 2/25/23	103,000	109,064
4.10%, 5/22/23	370,000	396,133
3.88%, 4/29/24, Series F	141,000	154,068
4.00%, 7/23/25	300,000	335,910
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(c)	400,000	418,436
MUFG Americas Holdings Corp.
3.00%, 2/10/25	50,000	53,641
National Rural Utilities Cooperative Finance Corp.
2.85%, 1/27/25	50,000	53,410
NiSource, Inc.
0.95%, 8/15/25	250,000	249,152
Northern Trust Corp.
3.95%, 10/30/25	100,000	113,605
Northrop Grumman Corp.
3.25%, 8/1/23	78,000	82,859
Omega Healthcare Investors, Inc.
4.38%, 8/1/23	27,000	28,932
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	379,000	371,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2021

Investments	Principal Amount	Value
Oracle Corp.
2.95%, 11/15/24	$95,000	$101,699
2.50%, 4/1/25	675,000	712,341
2.95%, 5/15/25	59,000	63,155
Pacific Gas and Electric Co.
3.45%, 7/1/25	163,000	171,394
PepsiCo, Inc.
3.50%, 7/17/25	40,000	44,226
Pfizer, Inc.
2.95%, 3/15/24	167,000	178,910
3.40%, 5/15/24	33,000	36,012
0.80%, 5/28/25	126,000	126,856
Philip Morris International, Inc.
2.63%, 2/18/22	85,000	86,296
2.88%, 5/1/24	50,000	53,342
1.50%, 5/1/25	50,000	51,236
3.38%, 8/11/25	50,000	54,731
Piedmont Operating Partnership L.P.
3.40%, 6/1/23	110,000	114,611
Pinnacle West Capital Corp.
1.30%, 6/15/25	143,000	144,770
Plains All American Pipeline L.P.
3.60%, 11/1/24	133,000	143,061
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	100,000	109,349
PPG Industries, Inc.
2.40%, 8/15/24	64,000	67,400
Precision Castparts Corp.
3.25%, 6/15/25	15,000	16,354
Primerica, Inc.
4.75%, 7/15/22	120,000	125,652
Private Export Funding Corp.
2.45%, 7/15/24, Series GG	50,000	52,935
1.75%, 11/15/24	100,000	103,710
Public Service Electric & Gas Co.
0.95%, 3/15/26	592,000	590,556
PulteGroup, Inc.
5.50%, 3/1/26	45,000	52,923
QUALCOMM, Inc.
2.90%, 5/20/24	61,000	65,324
3.45%, 5/20/25	200,000	219,970
Ralph Lauren Corp.
3.75%, 9/15/25	259,000	287,213
Raytheon Technologies Corp.
2.80%, 3/15/22	25,000	25,452
Realty Income Corp.
3.88%, 7/15/24	88,000	95,854
Regions Financial Corp.
3.80%, 8/14/23	250,000	267,585
Republic Services, Inc.
4.75%, 5/15/23	54,000	57,994
Roper Technologies, Inc.
3.13%, 11/15/22	50,000	51,680
Sabine Pass Liquefaction LLC
6.25%, 3/15/22	100,000	103,059
Schlumberger Finance Canada Ltd.
1.40%, 9/17/25	15,000	15,300
Sempra Energy
4.05%, 12/1/23	56,000	60,359
Simon Property Group L.P.
2.00%, 9/13/24	290,000	302,310
3.50%, 9/1/25	15,000	16,473
Southern California Edison Co.
3.50%, 10/1/23, Series C	49,000	51,940
3.70%, 8/1/25, Series E	148,000	162,374
Southwest Airlines Co.
2.75%, 11/16/22	69,000	71,079
4.75%, 5/4/23	50,000	53,919
Starbucks Corp.
3.80%, 8/15/25	30,000	33,409
State Street Corp.
3.30%, 12/16/24	94,000	103,167
3.55%, 8/18/25	218,000	243,046
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(c)	361,000	382,054
Stryker Corp.
3.50%, 3/15/26	10,000	11,067
Synchrony Financial
2.85%, 7/25/22	150,000	153,651
Synovus Financial Corp.
3.13%, 11/1/22	50,000	51,622
Timken Co. (The)
3.88%, 9/1/24	100,000	107,750
TJX Cos., Inc. (The)
3.50%, 4/15/25	200,000	218,512
Toyota Motor Credit Corp.
0.80%, 10/16/25	250,000	249,545
Trane Technologies Global Holding Co., Ltd.
4.25%, 6/15/23	114,000	122,805
Trimble, Inc.
4.75%, 12/1/24	48,000	53,743
Truist Bank
3.69%, 8/2/24, (3.689% fixed rate until 8/2/23; 3-month U.S. dollar London Interbank Offered Rate + 0.735% thereafter)(c)	83,000	88,820
1.50%, 3/10/25	250,000	256,355
Truist Financial Corp.
3.75%, 12/6/23	113,000	122,173
2.50%, 8/1/24	600,000	635,046
2.85%, 10/26/24	32,000	34,489
4.00%, 5/1/25	355,000	396,052
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(c)	10,000	9,993
TWDC Enterprises 18 Corp.
3.15%, 9/17/25	618,000	674,399
United Parcel Service, Inc.
2.20%, 9/1/24	250,000	263,452
3.90%, 4/1/25	100,000	111,508
UnitedHealth Group, Inc.
2.38%, 8/15/24	100,000	105,882
UPMC
3.60%, 4/3/25, Series D-1	200,000	218,874
US Bancorp
2.40%, 7/30/24	50,000	52,895

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2021

Investments	Principal Amount	Value
VEREIT Operating Partnership L.P.
4.63%, 11/1/25	$100,000	$113,872
Verizon Communications, Inc.
3.38%, 2/15/25	262,000	285,651
ViacomCBS, Inc.
3.70%, 8/15/24	105,000	114,052
Walt Disney Co. (The)
3.70%, 10/15/25	409,000	453,978
Waste Management, Inc.
2.40%, 5/15/23	87,000	90,242
Wells Fargo & Co.
4.48%, 1/16/24	33,000	36,368
3.00%, 2/19/25	600,000	645,960
3.55%, 9/29/25	92,000	101,682
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; Secured Overnight Financing Rate + 1.087% thereafter)(c)	416,000	437,977
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(c)	288,000	300,534
3.00%, 4/22/26	45,000	48,777
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(c)	100,000	104,430
Willis North America, Inc.
3.60%, 5/15/24	155,000	167,764
Wisconsin Electric Power Co.
2.05%, 12/15/24	15,000	15,762
WW Grainger, Inc.
1.85%, 2/15/25	50,000	52,050
Xilinx, Inc.
2.95%, 6/1/24	84,000	89,578

TOTAL U.S. CORPORATE BONDS (Cost: $44,995,453)		45,572,271

FOREIGN CORPORATE BONDS - 5.9%

Belgium - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 1/23/25	100,000	111,843

Canada - 1.2%
Bank of Montreal
3.30%, 2/5/24, Series E	150,000	161,411
1.85%, 5/1/25	251,000	260,548
4.34%, 10/5/28, (4.338% fixed rate until 10/5/23; 5-year U.S. dollar Swap Rate + 1.28% thereafter)(c)	90,000	97,084
Bank of Nova Scotia (The)
2.20%, 2/3/25	206,000	216,216
Brookfield Finance, Inc.
4.00%, 4/1/24	150,000	163,030
Canadian Imperial Bank of Commerce
3.10%, 4/2/24	220,000	235,585
2.25%, 1/28/25	50,000	52,504
Kinross Gold Corp.
5.13%, 9/1/21	25,000	25,000
Royal Bank of Canada
2.25%, 11/1/24	20,000	21,076
1.15%, 6/10/25	520,000	524,040
Toronto-Dominion Bank (The)
1.15%, 6/12/25	343,000	346,766
TransCanada PipeLines Ltd.
4.88%, 1/15/26	30,000	34,735

Total Canada		2,137,995

China - 0.4%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	378,000	410,719
Baidu, Inc.
3.08%, 4/7/25	200,000	212,090
4.13%, 6/30/25	90,000	99,363
Tencent Music Entertainment Group
1.38%, 9/3/25	110,000	108,831

Total China		831,003

Colombia - 0.1%
Ecopetrol S.A.
5.88%, 9/18/23	190,000	205,726

France - 0.1%
BPCE S.A.
4.00%, 4/15/24	170,000	186,485

Germany - 0.1%
Deutsche Bank AG
2.22%, 9/18/24, (2.222% fixed rate until 9/18/23; Secured Overnight Financing Rate + 2.159% thereafter)(c)	140,000	143,955

Ireland - 0.2%
AerCap Ireland Capital DAC
4.50%, 9/15/23	130,000	139,667
6.50%, 7/15/25	150,000	175,386

Total Ireland		315,053

Japan - 1.0%
Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/25	536,000	560,688
1.41%, 7/17/25	50,000	50,722
Mizuho Financial Group, Inc.
2.95%, 2/28/22	190,000	193,952
ORIX Corp.
3.25%, 12/4/24	150,000	162,237
Sumitomo Mitsui Financial Group, Inc.
2.06%, 7/14/21	102,000	102,226
2.44%, 10/19/21	290,000	292,517
2.70%, 7/16/24	315,000	333,988
Toyota Motor Corp.
1.34%, 3/25/26	73,000	74,097

Total Japan		1,770,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2021

Investments	Principal Amount	Value
Netherlands - 0.1%
Cooperatieve Rabobank UA
4.63%, 12/1/23	$100,000	$109,592
ING Groep N.V.
3.55%, 4/9/24	140,000	151,420

Total Netherlands		261,012

Peru - 0.1%
Southern Copper Corp.
3.50%, 11/8/22	91,000	94,644

Spain - 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 9/18/25	50,000	49,820
Banco Santander S.A.
2.71%, 6/27/24	200,000	211,938
2.75%, 5/28/25	200,000	212,070

Total Spain		473,828

Switzerland - 0.4%
Credit Suisse Group AG
3.80%, 6/9/23	560,000	595,146
Syngenta Finance N.V.
3.13%, 3/28/22	120,000	121,886

Total Switzerland		717,032

United Kingdom - 1.8%
Barclays PLC
1.01%, 12/10/24, (1.007% fixed rate until 12/10/23; 1-year Constant Maturity Treasury Rate + 0.80% thereafter)(c)	360,000	362,023
BP Capital Markets PLC
3.81%, 2/10/24	90,000	98,085
Diageo Capital PLC
1.38%, 9/29/25	200,000	203,994
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	127,000	132,810
HSBC Holdings PLC
4.25%, 3/14/24	524,000	572,611
2.10%, 6/4/26, (2.099% fixed rate until 6/4/25; Secured Overnight Financing Rate + 1.929% thereafter)(c)	500,000	516,195
Lloyds Bank PLC
3.50%, 5/14/25	200,000	218,112
Lloyds Banking Group PLC
2.91%, 11/7/23, (2.907% fixed rate until 11/7/22; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(c)	63,000	65,191
3.90%, 3/12/24	50,000	54,566
Natwest Group PLC
3.88%, 9/12/23	550,000	590,557
RELX Capital, Inc.
3.50%, 3/16/23	50,000	52,610
Santander UK Group Holdings PLC
4.80%, 11/15/24, (4.796% fixed rate until 11/15/23; 3-month U.S. dollar London Interbank Offered Rate + 1.57% thereafter)(c)	220,000	241,976
Unilever Capital Corp.
3.25%, 3/7/24	125,000	134,727
WPP Finance 2010
3.63%, 9/7/22	70,000	72,849

Total United Kingdom		3,316,306

TOTAL FOREIGN CORPORATE BONDS (Cost: $10,496,781)		10,565,309

FOREIGN GOVERNMENT AGENCIES - 0.5%

Canada - 0.1%
Province of Manitoba Canada
3.05%, 5/14/24	184,000	197,712

Japan - 0.4%
Japan Bank for International Cooperation
1.75%, 10/17/24	430,000	446,693
2.13%, 2/10/25, Series DTC	140,000	147,340

Total Japan		594,033

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $791,444)		791,745

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%

Chile - 0.1%
Chile Government International Bond
3.13%, 3/27/25	110,000	118,423

Colombia - 0.1%
Colombia Government International Bond
2.63%, 3/15/23	100,000	102,313
4.00%, 2/26/24	78,000	82,865

Total Colombia		185,178

Indonesia - 0.1%
Indonesia Government International Bond
2.95%, 1/11/23	150,000	155,995

Italy - 0.1%
Republic of Italy Government International Bond
6.88%, 9/27/23	280,000	319,245

Mexico - 0.0%
Mexico Government International Bond
4.00%, 10/2/23	18,000	19,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2021

Investments	Principal Amount	Value
Uruguay - 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	$130,000	$140,678

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $936,046)		939,082

SUPRANATIONAL BONDS - 0.6%
Corporacion Andina de Fomento
3.75%, 11/23/23	96,000	102,891
1.63%, 9/23/25	190,000	192,324
European Investment Bank
0.63%, 7/25/25	750,000	749,512

TOTAL SUPRANATIONAL BONDS (Cost: $1,047,361)		1,044,727

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.2%

United States - 5.2%
Benchmark Mortgage Trust
2.58%, 4/15/54, Series 2021-B25, Class A5	2,200,000	2,279,953
Commercial Mortgage Trust
3.29%, 12/10/44, Series 2012-LC4, Class A4	438,715	442,026
2.85%, 5/10/48, Series 2015-CR23, Class A2	27,405	28,167
3.89%, 2/10/49, Series 2016-CR28, Class D^(c)	820,000	839,341
3.04%, 11/10/49, Series 2016-CD2, Class A2	1,021,822	1,027,550
Deutsche Bank Commercial Mortgage Trust
1.89%, 8/10/49, Series 2016-C3, Class A2	318,000	318,610
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.79%, 1/25/22, Series K718, Class A2	290,423	293,296
GS Mortgage Securities Trust
5.31%, 11/10/46, Series 2013-GC16, Class C^(c)	200,000	208,552
JP Morgan Chase Commercial Mortgage Securities Trust
4.17%, 12/15/46, Series 2013-C16, Class A4	1,075,000	1,158,881
Morgan Stanley Bank of America Merrill Lynch Trust
3.18%, 8/15/45, Series 2012-C5, Class A4	505,700	514,541
3.53%, 8/15/47, Series 2014-C17, Class A3	18,184	18,222
2.74%, 4/15/48, Series 2015-C22, Class A2	368,799	368,799
Wells Fargo Commercial Mortgage Trust
2.60%, 6/15/49, Series 2016-C34, Class A2	65,461	66,515
2.63%, 4/15/54, Series 2021-C59, Class A5	376,000	390,493
3.12%, 1/15/60, Series 2017-RC1, Class A2	443,384	447,769
WFRBS Commercial Mortgage Trust
3.50%, 8/15/47, Series 2014-C21, Class D(d)	627,000	520,038
3.98%, 11/15/47, Series 2014-C25, Class AS	395,000	431,632

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $9,271,532)		9,354,385

ASSET-BACKED SECURITIES - 2.0%

United States - 2.0%
Ally Auto Receivables Trust
1.93%, 5/15/24, Series 2019-3, Class A3	214,559	216,991
Capital One Prime Auto Receivables Trust
1.63%, 8/15/25, Series 2020-1, Class A4	450,000	462,167
CarMax Auto Owner Trust
2.30%, 4/15/25, Series 2019-3, Class A4	118,000	122,769
Chase Issuance Trust
1.53%, 1/15/25, Series 2020-A1, Class A1	400,000	408,530
Citibank Credit Card Issuance Trust
3.21%, 12/7/24, Series 2018-A6, Class A6	430,000	449,792
Discover Card Execution Note Trust
1.89%, 10/15/24, Series 2019-A3, Class A	285,000	291,593
Ford Credit Auto Owner Trust
2.85%, 8/15/24, Series 2019-A, Class A4	100,000	103,724
GM Financial Consumer Automobile Receivables Trust
2.71%, 8/16/24, Series 2019-2, Class A4	1,100,000	1,133,495
Honda Auto Receivables Owner Trust
2.90%, 6/18/24, Series 2019-1, Class A4	200,000	205,172
Synchrony Card Funding LLC
2.95%, 3/15/25, Series 2019-A1, Class A	100,000	102,204

TOTAL ASSET-BACKED SECURITIES (Cost: $3,475,933)		3,496,437

TOTAL INVESTMENTS IN SECURITIES - 117.5% (Cost: $209,536,247)		210,510,691
Other Assets less Liabilities - (17.5)%		(31,348,129)

NET ASSETS - 100.0%		$179,162,562

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2021

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2021.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)	Rate shown reflects the accrual rate as of May 31, 2021 on securities with variable or step rates.
(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$39,995,991	$—	$39,995,991
U.S. Government Obligations	—	98,750,744	—	98,750,744
U.S. Corporate Bonds	—	45,572,271	—	45,572,271
Foreign Corporate Bonds	—	10,565,309	—	10,565,309
Foreign Government Agencies	—	791,745	—	791,745
Foreign Government Obligations	—	939,082	—	939,082
Supranational Bonds	—	1,044,727	—	1,044,727
Commercial Mortgage-Backed Securities	—	9,354,385	—	9,354,385
Asset-Backed Securities	—	3,496,437	—	3,496,437

Total Investments in Securities	$—	$210,510,691	$—	$210,510,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Alternative Income Fund (HYIN)

May 31, 2021

Investments	Shares	Value
COMMON STOCKS - 71.3%

United States - 71.3%
Capital Markets - 23.2%
Ares Capital Corp.	4,536	$88,316
FS KKR Capital Corp.	4,200	92,274
Goldman Sachs BDC, Inc.	4,106	79,862
Golub Capital BDC, Inc.	5,553	87,848
Hercules Capital, Inc.	5,226	88,738
Main Street Capital Corp.	2,158	88,737
Owl Rock Capital Corp.	5,822	83,837
Prospect Capital Corp.	10,705	90,885

Total Capital Markets		700,497

Mortgage Real Estate Investment Trusts (REITs) - 48.1%
AGNC Investment Corp.	4,977	92,274
Annaly Capital Management, Inc.	9,300	86,211
Apollo Commercial Real Estate Finance, Inc.	5,733	89,721
Arbor Realty Trust, Inc.	5,056	92,221
Blackstone Mortgage Trust, Inc., Class A	2,650	84,879
Broadmark Realty Capital, Inc.	7,878	81,065
Chimera Investment Corp.	6,568	92,806
Great Ajax Corp.	6,788	85,529
Invesco Mortgage Capital, Inc.	20,638	70,169
KKR Real Estate Finance Trust, Inc.	4,431	94,735
Ladder Capital Corp., Class A	7,037	82,333
MFA Financial, Inc.	19,894	86,937
New Residential Investment Corp.	7,447	78,789
New York Mortgage Trust, Inc.	17,803	80,469
PennyMac Mortgage Investment Trust	4,236	83,026
Redwood Trust, Inc.	7,754	86,302
Starwood Property Trust, Inc.	3,322	84,346

Total Mortgage Real Estate Investment Trusts (REITs)		1,451,812

TOTAL COMMON STOCKS (Cost: $2,127,765)		2,152,309

CLOSED-END MUTUAL FUNDS - 28.5%

United States - 28.5%
BlackRock Corporate High Yield Fund, Inc.	7,289	87,978
Eaton Vance Limited Duration Income Fund	6,558	84,795
Highland Income Fund	7,597	90,480
Invesco Dynamic Credit Opportunities Fund	7,380	86,715
Nuveen Credit Strategies Income Fund	12,923	84,775
PIMCO Corporate & Income Opportunity Fund	4,602	91,442
PIMCO Dynamic Credit and Mortgage Income Fund	3,678	82,828
PIMCO Dynamic Income Fund	2,916	83,864
Voya Prime Rate Trust	17,956	84,034
Western Asset High Income Opportunity Fund, Inc.	16,428	84,933

TOTAL CLOSED-END MUTUAL FUNDS (Cost: $851,228)		861,844

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $2,978,993)		3,014,153
Other Assets less Liabilities - 0.2%		5,467

NET ASSETS - 100.0%		$3,019,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Alternative Income Fund (HYIN)

May 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,152,309	$—	$—	$2,152,309
Closed-End Mutual Funds	861,844	—	—	861,844

Total Investments in Securities	$3,014,153	$—	$—	$3,014,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

May 31, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 87.7%

U.S. Treasury Bills - 87.7%
0.01%, 8/19/21*	$57,000,000	$56,999,375
0.01%, 8/26/21*	40,000,000	39,999,283

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $96,998,725)		96,998,658

	Shares
EXCHANGE-TRADED FUND - 4.5%

United States - 4.5%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $4,951,319)	197,638	4,960,714

TOTAL INVESTMENTS IN SECURITIES - 92.2% (Cost: $101,950,044)		101,959,372
Other Assets less Liabilities - 7.8%		8,582,393

NET ASSETS - 100.0%		$110,541,765

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2021 were as follows:

Affiliate	Value at 8/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation / Depreciation	Value at 5/31/2021	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$5,271,368	$551,414	$859,702	$1,885	$(4,251)	$4,960,714	$1,157	$999

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Value
S&P 500 Index	(266)	$(111,055,000)	$4,175	6/18/2021	$(1,934,430)	$932,940	$(1,001,490)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$96,998,658	$—	$96,998,658
Exchange-Traded Fund	4,960,714	—	—	4,960,714

Total Investments in Securities	$4,960,714	$96,998,658	$—	$101,959,372

Liabilities:
Financial Derivative Instruments
Written Options [1]	$(1,001,490)	$—	$—	$(1,001,490)

Total - Net	$3,959,224	$96,998,658	$—	$100,957,882

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

May 31, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 80.4%

U.S. Treasury Bills - 80.4%
0.01%, 6/17/21*	$151,000,000	$151,000,169
0.03%, 6/24/21*(a)	7,813,000	7,813,012
0.02%, 9/9/21*(a)	573,000	572,988
0.02%, 12/2/21*(a)	751,000	750,923
0.02%, 4/21/22*(a)	1,130,000	1,129,716

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $161,265,810)		161,266,808

	Shares
EXCHANGE-TRADED FUND - 4.5%

United States - 4.5%
WisdomTree Floating Rate Treasury Fund(b) (Cost: $8,959,689)	356,747	8,954,350

TOTAL INVESTMENTS IN SECURITIES - 84.9% (Cost: $170,225,499)		170,221,158
Other Assets less Liabilities - 15.1%		30,258,004

NET ASSETS - 100.0%		$200,479,162

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $10,266,639 as of May 31, 2021.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the period ended May 31, 2021 were as follows:

Affiliate	Value at 12/18/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2021	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$—	$8,959,689	$—	$—	$(5,339)	$8,954,350	$162	$—

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	193	12/15/21	$12,043,200	$1,691,026
Brent Crude	240	10/29/21	16,195,200	303,850
Cocoa	127	9/15/21	3,119,120	43,040
Coffee “C”	69	3/21/22	4,381,931	757,914
Copper	73	12/15/21	18,731,344	3,329,706
Corn	394	9/14/21	11,293,025	2,100,387
Cotton No. 2	40	12/08/21	1,666,400	35,350
Feeder Cattle	17	8/26/21	1,286,475	(12,537)
Gasoline RBOB	61	9/30/21	5,083,264	463,224
Gold 100 Ounce	161	10/27/21	30,701,090	2,807,380
HRW Wheat	85	9/14/21	2,637,125	65,938
Lean Hogs	102	10/14/21	3,838,260	99,821
Live Cattle	93	8/31/21	4,411,920	(15,730)
Low Sulphur Gasoil	78	12/10/21	4,428,450	755,300
Nickel	61	12/13/21	6,643,907	110,670
NY Harbor ULSD	58	5/31/22	4,861,038	28,335
Platinum	66	7/28/21	3,901,920	93,520
Silver	103	12/29/21	14,462,230	507,770
Soybean Meal	142	8/13/21	5,630,300	(148,483)
Soybean Oil	109	7/14/21	4,302,666	755,958
Soybeans	159	11/12/21	10,913,363	1,600,536
Sugar No.11	217	6/30/21	4,219,174	438,525
Wheat	110	7/14/21	3,649,250	194,963
WTI Crude Oil	247	11/19/21	15,785,770	1,318,230
Zinc	96	12/13/21	7,377,600	722,181

			$201,564,022	$18,046,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

May 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$161,266,808	$—	$161,266,808
Exchange-Traded Fund	8,954,350	—	—	8,954,350

Total Investments in Securities	$8,954,350	$161,266,808	$—	$170,221,158

Financial Derivative Instruments
Futures Contracts [1]	$18,223,624	$—	$—	$18,223,624
Liabilities:
Financial Derivative Instruments
Futures Contracts [1]	$(176,750)	$—	$—	$(176,750)

Total - Net	$27,001,224	$161,266,808	$—	$188,268,032

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 85.4%

U.S. Treasury Bills - 85.4%
0.01%, 6/17/21*	$107,500,000	$107,500,121
0.03%, 6/24/21*(a)	4,352,000	4,352,006
0.02%, 9/9/21*(a)	688,000	687,985
0.01%, 12/2/21*(a)	382,000	381,961
0.04%, 4/21/22*(a)	117,000	116,971
0.03%, 5/19/22*(a)	26,000	25,990

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $113,064,240)		113,065,034

Investments	Shares
EXCHANGE-TRADED FUND - 4.5%

United States - 4.5%
WisdomTree Floating Rate Treasury Fund(b) (Cost: $5,975,063)	238,287	5,981,004

TOTAL INVESTMENTS IN SECURITIES - 89.9% (Cost: $119,039,303)		119,046,038
Other Assets less Liabilities - 10.1%		13,343,544

NET ASSETS - 100.0%		$132,389,582

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $5,564,913 as of May 31, 2021.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2021 were as follows:

Affiliate	Value at 8/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2021	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$5,069,835	$1,584,826	$670,659	$(606)	$(2,392)	$5,981,004	$1,143	$1,048

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	6/16/2021	62,701	USD	6,822,000	JPY	$334	$—
Canadian Imperial Bank of Commerce	6/16/2021	2,065,831	USD	228,621,000	JPY	—	(24,251)
Goldman Sachs	6/16/2021	11,157,000	JPY	101,623	USD	375	—
Goldman Sachs	6/16/2021	4,115,535	USD	438,167,000	JPY	109,756	—
Goldman Sachs	6/16/2021	107,408	USD	11,677,000	JPY	655	—
Goldman Sachs	6/16/2021	92,209	USD	9,949,000	JPY	1,254	—
Goldman Sachs	6/16/2021	227,992	USD	24,917,000	JPY	197	—
Goldman Sachs	6/16/2021	89,464	USD	9,754,000	JPY	292	—

						$112,863	$(24,251)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2021

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	50	9/21/21	$(6,596,875)	$(37,028)
Gold 100 Ounce	25	8/27/21	(4,763,250)	(338,750)
U.S. Treasury Long Bond	42	9/21/21	(6,574,313)	(35,535)

			$(17,934,438)	$(411,313)

Long Exposure
Australian Dollar Currency	85	6/14/21	$6,556,900	$1,893
British Pound Currency	76	6/14/21	6,743,100	120,270
Canadian Dollar Currency	81	6/15/21	6,701,940	311,901
Cocoa	268	7/15/21	6,464,160	(58,880)
Copper	59	7/28/21	6,899,312	970,750
Corn	205	7/14/21	6,731,688	1,171,875
Cotton No. 2	148	7/08/21	6,076,880	(87,096)
Euro Currency	29	6/14/21	4,424,131	62,008
Gasoline RBOB	78	8/31/21	6,899,584	299,002
Live Cattle	95	8/31/21	4,506,800	(900)
NY Harbor ULSD	81	8/31/21	6,943,142	373,215
Soybean	87	7/14/21	6,657,675	738,163
Sugar No.11	345	6/30/21	6,707,904	958,966
Swiss Franc Currency	32	6/14/21	4,448,400	63,666
Wheat	183	7/14/21	6,071,025	(35,409)
WTI Crude	105	8/20/21	6,888,000	305,400

			$99,720,641	$5,194,824

Total - Net			$81,786,203	$4,783,511

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$113,065,034	$—	$113,065,034
Exchange-Traded Fund	5,981,004	—	—	5,981,004

Total Investments in Securities	$5,981,004	$113,065,034	$—	$119,046,038

Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$112,863	$—	$112,863
Futures Contracts [1]	5,377,109	—	—	5,377,109
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$(24,251)	$—	$(24,251)
Futures Contracts [1]	(593,598)	—	—	(593,598)

Total - Net	$10,764,515	$113,153,646	$—	$123,918,161

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

Currency abbreviations:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso
EUR	Euro
GBP	British pound
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
RUB	Russian ruble
THB	Thai baht
TRY	Turkish new lira
USD	U.S. dollar
ZAR	South African rand

Other abbreviations:
HRW	Hard Red Winter
RBOB	Reformulated Blendstock for Oxygenate Blending
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Emerging Markets Corporate Bond Fund and the Emerging Markets Local Debt Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), exchange-traded notes (“ETNs” or “ETN”) or closed-end mutual funds (“CEF” or “CEFs”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

On May 31, 2021, the New York Stock Exchange was closed for the Memorial Day holiday, however, certain foreign markets were open. The values in the accompanying Schedules of Investments are as of May 28, 2021, the last business day in the Funds’ reporting period.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (concluded)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments, such as fixed income securities, are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended May 31, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.